UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah Greenhill, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of January 31, 2019

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 54.2%
AGL Energy Ltd.	453,579	7,087,047
Alumina Ltd.	1,606,372	2,856,891
Amcor Ltd.	797,316	7,916,322
AMP Ltd.	2,017,933	3,327,141
APA Group	813,365	5,437,197
Aristocrat Leisure Ltd.	439,205	7,899,365
ASX Ltd.	133,441	6,195,869
Aurizon Holdings Ltd.	1,371,915	4,396,195
AusNet Services	1,141,091	1,371,186
Australia & New Zealand Banking Group Ltd.	1,992,570	36,272,476
Bendigo & Adelaide Bank Ltd.	329,151	2,586,467
BHP Group Ltd.	2,026,327	51,738,040
BlueScope Steel Ltd.	378,772	3,460,602
Boral Ltd.	808,140	2,923,608
Brambles Ltd.	1,093,378	8,483,462
Caltex Australia Ltd.	179,793	3,514,204
Challenger Ltd.	395,472	2,087,262
CIMIC Group Ltd.	67,373	2,196,386
Coca-Cola Amatil Ltd.	347,460	2,122,100
Cochlear Ltd.	39,436	5,573,307
Commonwealth Bank of Australia	1,211,553	61,732,505
Computershare Ltd.	346,486	4,488,600
Crown Resorts Ltd.	238,242	2,076,042
CSL Ltd.	311,508	44,294,599
Dexus, REIT	695,691	5,825,090
Domino’s Pizza Enterprises Ltd.	42,960	1,424,792
Flight Centre Travel Group Ltd.	39,706	1,245,960
Fortescue Metals Group Ltd.	1,178,356	4,867,687
Goodman Group, REIT	1,104,824	9,403,067
GPT Group (The), REIT	1,237,275	5,231,616
Harvey Norman Holdings Ltd.	435,092	1,068,485
Healthscope Ltd.	895,528	1,538,453
Iluka Resources Ltd.	286,749	1,823,036
Incitec Pivot Ltd.	1,155,106	2,787,947
Insurance Australia Group Ltd.	1,592,906	8,229,981
LendLease Group	402,221	3,582,297
Macquarie Group Ltd.	217,871	18,529,435
Medibank Pvt Ltd.	1,898,500	3,619,361
Mirvac Group, REIT	2,554,158	4,478,397
National Australia Bank Ltd.	1,878,888	32,626,240
Newcrest Mining Ltd.	525,516	9,349,341
Orica Ltd.	258,462	3,226,544
Origin Energy Ltd.*	1,210,136	6,322,491
Qantas Airways Ltd.	576,385	2,285,109
QBE Insurance Group Ltd.	939,689	7,353,584
Ramsay Health Care Ltd.	89,156	3,682,164
REA Group Ltd.	33,596	1,856,746
Reece Ltd.	122,823	888,150
Rio Tinto Ltd.	255,562	16,250,084
Santos Ltd.	1,212,854	5,722,494
Scentre Group, REIT	3,665,481	10,616,274
SEEK Ltd.	241,728	2,996,829
Seven Group Holdings Ltd.	77,980	899,320
Sonic Healthcare Ltd.	313,905	5,265,317
South32 Ltd.	3,537,641	9,051,974
Stockland, REIT	1,678,226	4,625,759
Suncorp Group Ltd.	893,424	8,449,743
Sydney Airport	760,516	3,630,166
Tabcorp Holdings Ltd.	1,385,671	4,695,978
Telstra Corp. Ltd.	2,865,755	6,497,345
TPG Telecom Ltd.	235,134	1,194,273
Transurban Group	1,795,410	15,922,164
Treasury Wine Estates Ltd.	494,759	5,568,022
Vicinity Centres, REIT	2,215,214	4,217,475
Washington H Soul Pattinson & Co. Ltd.	80,119	1,536,621
Wesfarmers Ltd.	781,624	18,335,788
Westpac Banking Corp.	2,364,666	42,261,365
Woodside Petroleum Ltd.	644,460	16,120,151
Woolworths Group Ltd.	904,150	19,319,872
WorleyParsons Ltd.	214,934	2,177,235

		626,637,095

China — 0.4%
Evergrande Health Industry Group Ltd.*	1,485,000	2,637,922
Yangzijiang Shipbuilding Holdings Ltd.	1,577,600	1,648,833

		4,286,755

Hong Kong — 28.3%
AIA Group Ltd.	8,314,200	75,073,181
ASM Pacific Technology Ltd.	175,600	1,891,962
Bank of East Asia Ltd. (The)	1,020,000	3,440,528
Cathay Pacific Airways Ltd.	675,000	1,039,120
Chow Tai Fook Jewellery Group Ltd.	754,200	673,564
CK Asset Holdings Ltd.	1,831,000	15,414,845
CK Hutchison Holdings Ltd.	1,911,500	19,304,631
CK Infrastructure Holdings Ltd.	511,500	4,129,793
CLP Holdings Ltd.	1,252,000	14,582,125
Dairy Farm International Holdings Ltd.	201,800	1,826,230
Guoco Group Ltd.	54,000	693,537
Hang Lung Group Ltd.	591,000	1,736,805
Hang Lung Properties Ltd.	1,346,000	2,947,261
Hang Seng Bank Ltd.	500,800	11,521,846
Henderson Land Development Co. Ltd.	1,032,000	5,866,627
HK Electric Investments & HK Electric Investments Ltd.(a)	1,583,500	1,612,326
HKT Trust & HKT Ltd.	2,505,000	3,694,286
Hong Kong & China Gas Co. Ltd.	6,152,000	13,368,580
Hong Kong Exchanges & Clearing Ltd.	818,000	25,594,502
Hopewell Holdings Ltd.	421,000	1,941,303
Hutchison Port Holdings Trust	3,723,200	933,872
Hysan Development Co. Ltd.	426,000	2,216,842
Jardine Matheson Holdings Ltd.	218,100	14,589,723
Jardine Strategic Holdings Ltd.	122,200	4,684,664
Kerry Properties Ltd.	411,500	1,709,175
Kingston Financial Group Ltd.	2,158,000	628,867
Lifestyle International Holdings Ltd.	306,000	462,003
Link, REIT	1,465,500	16,108,987

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Hong Kong — continued
MTR Corp. Ltd.	1,100,000	6,152,043
New World Development Co. Ltd.	3,938,000	6,210,815
NWS Holdings Ltd.	1,102,000	2,520,201
Orient Overseas International Ltd.*	133,500	882,951
PCCW Ltd.	3,032,000	1,804,917
Power Assets Holdings Ltd.	896,500	6,039,303
Shangri-La Asia Ltd.	902,000	1,177,848
Sino Land Co. Ltd.	2,230,000	4,010,179
Sun Hung Kai Properties Ltd.	1,057,000	17,728,584
Swire Pacific Ltd., Class A	337,000	3,991,164
Swire Pacific Ltd., Class B	617,500	1,103,580
Swire Properties Ltd.	725,800	2,832,929
Techtronic Industries Co. Ltd.	1,008,500	5,887,168
WH Group Ltd.(a)	6,474,500	5,552,117
Wharf Holdings Ltd. (The)	798,000	2,411,956
Wharf Real Estate Investment Co. Ltd.	795,000	5,438,576
Wheelock & Co. Ltd.	536,000	3,436,096
Yue Yuen Industrial Holdings Ltd.	479,000	1,633,782

		326,501,394

Ireland — 0.3%
James Hardie Industries plc, CHDI	305,624	3,404,095

Luxembourg — 0.0%(b)
L’Occitane International SA	264,086	473,037

Macau — 2.2%
Galaxy Entertainment Group Ltd.	1,727,000	12,024,488
MGM China Holdings Ltd.	576,228	1,118,842
Sands China Ltd.	1,668,579	8,004,721
SJM Holdings Ltd.	1,483,000	1,566,243
Wynn Macau Ltd.	1,001,516	2,458,462

		25,172,756

New Zealand — 2.1%
a2 Milk Co. Ltd.*	506,540	4,454,767
Auckland International Airport Ltd.	649,299	3,304,668
Contact Energy Ltd.	494,060	2,067,227
Fisher & Paykel Healthcare Corp. Ltd.	395,148	3,438,978
Fletcher Building Ltd.*	588,263	2,033,037
Mercury NZ Ltd.	431,993	1,055,661
Meridian Energy Ltd.	865,747	2,109,568
Ryman Healthcare Ltd.	281,203	2,037,641
Spark New Zealand Ltd.	1,263,785	3,552,623

		24,054,170

Singapore — 12.1%
Ascendas, REIT	1,748,400	3,565,586
CapitaLand Commercial Trust, REIT	1,897,900	2,656,791
CapitaLand Ltd.	1,711,300	4,242,687
CapitaLand Mall Trust, REIT	1,918,400	3,425,779
City Developments Ltd.	423,900	2,901,343
ComfortDelGro Corp. Ltd.	1,492,700	2,590,185
DBS Group Holdings Ltd.	1,247,200	22,228,304
Frasers Property Ltd.	259,400	348,770
Genting Singapore Ltd.	3,902,600	3,198,245
Golden Agri-Resources Ltd.	4,521,600	853,280
Great Eastern Holdings Ltd.	39,200	762,006
Jardine Cycle & Carriage Ltd.	68,600	1,927,682
Keppel, REIT	1,232,400	1,080,930
Keppel Corp. Ltd.	999,500	4,544,932
Mapletree North Asia Commercial Trust, REIT(a)	1,451,600	1,380,394
Olam International Ltd.	634,600	873,013
Oversea-Chinese Banking Corp. Ltd.	2,780,100	23,849,607
SATS Ltd.	461,300	1,664,103
Sembcorp Industries Ltd.	627,400	1,210,393
Sembcorp Marine Ltd.	561,500	670,145
SIA Engineering Co. Ltd.	166,900	307,596
Singapore Airlines Ltd.	358,700	2,576,899
Singapore Exchange Ltd.	568,100	3,230,453
Singapore Press Holdings Ltd.	1,100,900	2,056,499
Singapore Technologies Engineering Ltd.	1,053,800	2,918,196
Singapore Telecommunications Ltd.	5,394,400	12,128,809
StarHub Ltd.	402,100	532,862
Suntec, REIT	1,546,500	2,218,995
United Industrial Corp. Ltd.	144,500	320,835
United Overseas Bank Ltd.	975,100	18,274,550
UOL Group Ltd.	361,700	1,789,961
Venture Corp. Ltd.	185,200	2,249,579
Wilmar International Ltd.	2,486,000	6,157,221
Yanlord Land Group Ltd.	449,100	424,626

		139,161,256

Taiwan — 0.0%(b)
FIT Hon Teng Ltd.(a)	1,069,000	487,881

TOTAL COMMON STOCKS (Cost $1,130,587,426)		1,150,178,439

Total Investments — 99.6% (Cost $1,130,587,426)		1,150,178,439
Other Assets Less Liabilities — 0.4%		5,141,305

Net Assets — 100.0%		1,155,319,744

Percentages indicated are based on net assets.

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Banks	22.2%
Insurance	9.0
Metals & Mining	8.6
Real Estate Management & Development	7.9
Equity Real Estate Investment Trusts (REITs)	6.5
Capital Markets	4.7
Industrial Conglomerates	4.3
Hotels, Restaurants & Leisure	4.1
Biotechnology	3.9
Oil, Gas & Consumable Fuels	2.9
Electric Utilities	2.7
Diversified Telecommunication Services	2.5
Transportation Infrastructure	2.2
Food & Staples Retailing	1.9
Multiline Retail	1.7
Gas Utilities	1.6
Food Products	1.5
Road & Rail	1.1
Health Care Providers & Services	1.1
Others (each less than 1.0%)	9.6

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Hang Seng Index	9	02/2019	HKD	1,616,161	30,306
MSCI Singapore Index	18	02/2019	SGD	479,282	(1,236)
SPI 200 Index	26	03/2019	AUD	2,750,647	135,550

					164,620

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$626,637,095	$—	$626,637,095
China	—	4,286,755	—	4,286,755
Hong Kong	2,495,277	324,006,117	—	326,501,394
Ireland	—	3,404,095	—	3,404,095
Luxembourg	—	473,037	—	473,037
Macau	—	25,172,756	—	25,172,756
New Zealand	2,033,037	22,021,133	—	24,054,170
Singapore	348,770	138,812,486	—	139,161,256
Taiwan	—	487,881	—	487,881

Total Common Stocks	4,877,084	1,145,301,355	—	1,150,178,439

Total Investments in Securities	$4,877,084	$1,145,301,355	$—	$1,150,178,439

Appreciation in Other Financial Instruments
Futures Contracts	$—	$165,856	$—	$165,856

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(1,236)	$—	$(1,236)

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace & Defense — 0.6%
Bombardier, Inc., Class B*	3,352,300	5,077,117
CAE, Inc.	420,067	8,925,964

		14,003,081

Airlines — 0.4%
Air Canada*	427,019	9,642,417

Auto Components — 1.2%
Magna International, Inc.	490,718	25,970,950

Banks — 27.1%
Bank of Montreal(a)	1,008,466	73,818,836
Bank of Nova Scotia (The)	1,935,489	110,182,714
Canadian Imperial Bank of Commerce	698,615	59,235,661
National Bank of Canada	529,657	24,911,757
Royal Bank of Canada	2,272,970	173,022,154
Toronto-Dominion Bank (The)	2,892,916	162,925,366

		604,096,488

Capital Markets — 3.2%
Brookfield Asset Management, Inc., Class A	1,379,286	59,351,444
CI Financial Corp.	356,888	4,804,862
IGM Financial, Inc.	132,975	3,418,620
TMX Group Ltd.	56,308	3,392,322

		70,967,248

Chemicals — 2.6%
Methanex Corp.	122,961	6,700,413
Nutrien Ltd.	965,622	50,024,650

		56,725,063

Commercial Services & Supplies — 1.8%
Ritchie Bros Auctioneers, Inc.(a)	171,357	6,159,436
Waste Connections, Inc.	415,646	34,685,935

		40,845,371

Construction & Engineering — 0.6%
SNC-Lavalin Group, Inc.	276,915	7,707,129
WSP Global, Inc.	100,493	5,157,919

		12,865,048

Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	227,697	9,600,376

Diversified Financial Services — 0.3%
Onex Corp.	128,693	7,275,251

Diversified Telecommunication Services — 1.4%
BCE, Inc.	467,469	20,325,358
TELUS Corp.	311,385	10,905,999

		31,231,357

Electric Utilities — 2.0%
Emera, Inc.(a)	367,482	12,865,156
Fortis, Inc.	673,103	24,005,180
Hydro One Ltd.(b)	479,365	7,511,797

		44,382,133

Equity Real Estate Investment Trusts (REITs) — 0.6%
Canadian Apartment Properties REIT	112,290	3,999,522
H&R	220,787	3,728,653
RioCan	237,155	4,499,619

		12,227,794

Food & Staples Retailing — 3.6%
Alimentation Couche-Tard, Inc., Class B	689,951	37,481,413
Empire Co. Ltd., Class A	251,983	5,665,039
George Weston Ltd.	116,626	8,471,240
Loblaw Cos. Ltd.	284,116	13,758,743
Metro, Inc.	379,956	13,813,690

		79,190,125

Food Products — 0.5%
Saputo, Inc.	349,549	10,247,443

Gas Utilities — 0.2%
AltaGas Ltd.(a)	426,714	4,367,977

Hotels, Restaurants & Leisure — 1.4%
Restaurant Brands International, Inc.	398,478	24,977,091
Stars Group, Inc. (The)*	344,692	6,240,894

		31,217,985

Insurance — 7.1%
Fairfax Financial Holdings Ltd.	43,802	20,720,068
Great-West Lifeco, Inc.	436,536	9,368,937
iA Financial Corp., Inc.	172,494	6,407,726
Intact Financial Corp.	219,554	17,354,449
Manulife Financial Corp.	3,130,653	50,297,260
Power Corp. of Canada	578,891	11,507,769
Power Financial Corp.	382,976	7,858,011
Sun Life Financial, Inc.	951,583	34,327,816

		157,842,036

IT Services — 2.3%
CGI Group, Inc.*	392,173	25,927,979
Shopify, Inc., Class A*(a)	149,198	25,114,817

		51,042,796

Media — 0.9%
Quebecor, Inc., Class B	285,340	6,716,820
Shaw Communications, Inc., Class B	696,079	14,134,014

		20,850,834

Metals & Mining — 6.9%
Agnico Eagle Mines Ltd.	369,981	16,092,252
Barrick Gold Corp.	2,748,368	36,792,719
First Quantum Minerals Ltd.	1,087,432	12,587,877
Franco-Nevada Corp.	293,965	22,804,408
Goldcorp, Inc.	1,371,579	15,344,732
Kinross Gold Corp.*	1,972,086	6,588,879
Lundin Mining Corp.	1,006,588	4,596,467
Teck Resources Ltd., Class B	796,174	19,390,059
Wheaton Precious Metals Corp.	700,292	14,752,527
Yamana Gold, Inc.	1,497,033	4,215,550

		153,165,470

Multiline Retail — 1.0%
Canadian Tire Corp. Ltd., Class A(a)	95,189	10,826,893
Dollarama, Inc.	464,301	12,498,441

		23,325,334

Multi-Utilities — 0.8%
Algonquin Power & Utilities Corp.	742,375	8,198,076
Atco Ltd., Class I	118,486	3,746,789
Canadian Utilities Ltd., Class A	188,155	4,837,228

		16,782,093

Oil, Gas & Consumable Fuels — 19.3%
ARC Resources Ltd.(a)	558,251	4,036,215
Cameco Corp.	624,316	7,564,299

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — continued
Canadian Natural Resources Ltd.	1,902,442	51,066,730
Cenovus Energy, Inc.	1,608,644	12,561,123
Crescent Point Energy Corp.	867,337	2,587,588
Enbridge, Inc.	2,855,899	104,350,783
Encana Corp.	1,502,276	10,312,820
Husky Energy, Inc.	475,637	5,643,427
Imperial Oil Ltd.	373,443	10,595,498
Inter Pipeline Ltd.	766,142	12,314,714
Keyera Corp.(a)	330,109	7,014,455
Pembina Pipeline Corp.(a)	970,515	34,582,375
PrairieSky Royalty Ltd.(a)	329,152	4,754,599
Seven Generations Energy Ltd., Class A*	434,152	3,370,258
Suncor Energy, Inc.	2,605,431	84,035,287
Tourmaline Oil Corp.	399,073	5,442,664
TransCanada Corp.	1,506,820	64,082,424
Vermilion Energy, Inc.(a)	240,544	5,894,834

		430,210,093

Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	84,741	5,047,892

Pharmaceuticals — 1.8%
Aurora Cannabis, Inc.*(a)	1,571,936	11,125,998
Bausch Health Cos., Inc.*	485,496	11,919,861
Canopy Growth Corp.*(a)	340,585	16,698,113

		39,743,972

Professional Services — 0.7%
Thomson Reuters Corp.	286,721	14,993,417

Road & Rail — 6.4%
Canadian National Railway Co.	1,148,661	95,856,523
Canadian Pacific Railway Ltd.	224,496	46,013,180

		141,869,703

Software — 2.0%
BlackBerry Ltd.*	767,429	6,179,382
Constellation Software, Inc.	31,088	23,201,427
Open Text Corp.	423,550	15,056,905

		44,437,714

Textiles, Apparel & Luxury Goods — 0.5%
Gildan Activewear, Inc.	326,093	11,036,459

Thrifts & Mortgage Finance — 0.1%
Genworth MI Canada, Inc.(a)	60,195	2,048,266

Trading Companies & Distributors — 0.2%
Finning International, Inc.	265,301	5,027,585

Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc., Class B	566,681	30,655,417

TOTAL COMMON STOCKS (Cost $2,252,565,737)		2,212,935,188

SHORT-TERM INVESTMENTS — 0.0%(c)
INVESTMENT COMPANIES — 0.0%(c)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(d)(e) (Cost $551,436)	551,436	551,436

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.2%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60%(d)(e)	87,004,600	87,004,600
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(d)(e)	29,393,448	29,393,448

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $116,398,048)		116,398,048

Total Investments — 104.7% (Cost $2,369,515,221)		2,329,884,672
Liabilities in Excess of Other Assets — (4.7%)		(103,897,896)

Net Assets — 100.0%		2,225,986,776

Percentages indicated are based on net assets.

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $110,936,017.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/TSX 60 Index	86	03/2019	CAD	12,139,944	890,389

					890,389

Abbreviations

CAD	Canadian Dollar
TSX	Toronto Stock Exchange

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$2,329,884,672	$—	$—	$2,329,884,672

Appreciation in Other Financial Instruments
Futures Contracts(a)	$890,389	$—	$—	$890,389

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 1.3%
BHP Group plc	727,877	16,262,759
Rio Tinto plc	387,492	21,436,900

		37,699,659

Austria — 0.5%
ANDRITZ AG	24,730	1,220,873
BAWAG Group AG(a)	13,440	570,126
Erste Group Bank AG*	103,684	3,619,134
EVN AG	11,781	190,657
IMMOFINANZ AG*	31,632	836,325
Lenzing AG	4,579	447,978
Oesterreichische Post AG	10,942	411,718
OMV AG	49,626	2,467,543
Raiffeisen Bank International AG	46,478	1,229,472
Strabag SE	5,266	184,389
Telekom Austria AG*	47,533	363,412
UNIQA Insurance Group AG	40,155	366,612
Verbund AG	22,880	1,169,337
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,148	318,742
voestalpine AG	37,984	1,213,818

		14,610,136

Belgium — 1.9%
Ackermans & van Haaren NV	7,734	1,237,683
Ageas	66,468	3,090,524
Anheuser-Busch InBev SA/NV	344,287	26,304,677
bpost SA(b)	33,548	307,548
Colruyt SA	18,046	1,296,000
Elia System Operator SA/NV	10,443	763,800
Groupe Bruxelles Lambert SA	27,804	2,619,757
KBC Group NV	117,832	7,999,623
Proximus SADP	53,587	1,438,584
Sofina SA	5,430	1,077,005
Solvay SA	25,177	2,741,017
Telenet Group Holding NV	20,092	930,068
UCB SA	44,241	3,833,621
Umicore SA	72,179	3,051,532

		56,691,439

Chile — 0.0%(c)
Antofagasta plc	118,913	1,359,407

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR	20,787	1,301,905

Denmark — 2.7%
AP Moller - Maersk A/S, Class A	1,112	1,388,241
AP Moller - Maersk A/S, Class B	2,254	3,014,468
Carlsberg A/S, Class B	36,456	4,173,635
Chr Hansen Holding A/S	33,625	3,193,227
Coloplast A/S, Class B	40,259	3,677,628
Danske Bank A/S	240,840	4,462,136
DSV A/S	64,790	5,170,783
Genmab A/S*	21,007	3,062,273
GN Store Nord A/S	50,109	2,160,021
H Lundbeck A/S	21,054	924,477
ISS A/S	55,668	1,577,676
Jyske Bank A/S (Registered)	23,419	878,520
Novo Nordisk A/S, Class B	606,391	28,419,172
Novozymes A/S, Class B	75,449	3,155,067
Orsted A/S(a)	57,584	4,161,167
Pandora A/S	37,919	1,646,731
Rockwool International A/S, Class A	2,090	486,781
Rockwool International A/S, Class B	2,444	655,520
Tryg A/S(b)	41,413	1,056,583
Vestas Wind Systems A/S(b)	70,888	5,859,835
William Demant Holding A/S*(b)	39,138	1,236,396

		80,360,337

Finland — 2.3%
Amer Sports OYJ*	40,155	1,782,397
Elisa OYJ	51,583	2,158,107
Fortum OYJ	150,016	3,409,555
Huhtamaki OYJ	32,882	1,083,775
Kesko OYJ, Class A	7,300	386,692
Kesko OYJ, Class B	23,398	1,346,384
Kone OYJ, Class B	139,323	6,774,317
Konecranes OYJ	22,847	791,103
Metso OYJ	44,042	1,295,642
Neste OYJ	44,182	4,047,966
Nokia OYJ	1,940,769	12,261,124
Nokian Renkaat OYJ	42,815	1,424,423
Nordea Bank AB	1,099,208	10,004,209
Orion OYJ, Class A	11,182	394,458
Orion OYJ, Class B	35,888	1,268,679
Outokumpu OYJ	109,345	472,574
Sampo OYJ, Class A	168,059	7,699,684
Stora Enso OYJ, Class A	9,759	142,987
Stora Enso OYJ, Class R	198,252	2,666,948
UPM-Kymmene OYJ	183,393	5,326,057
Wartsila OYJ Abp	156,831	2,560,841

		67,297,922

France — 16.3%
Accor SA	66,680	2,899,982
Aeroports de Paris	11,255	2,153,092
Air Liquide SA	147,575	17,915,537
Airbus SE	197,052	22,712,232
Alstom SA*	55,041	2,214,282
Amundi SA(a)	20,693	1,190,615
Arkema SA	25,040	2,372,478
Atos SE	32,297	2,944,835
AXA SA	677,340	15,707,640
BioMerieux	14,685	1,036,866
BNP Paribas SA	394,565	18,594,279
Bollore SA	311,740	1,285,969
Bouygues SA	76,724	2,715,511
Bureau Veritas SA	91,423	2,031,050
Capgemini SE	55,379	6,115,797
Carrefour SA	193,118	3,819,075
Casino Guichard Perrachon SA(b)	18,413	905,982
Cie de Saint-Gobain	188,278	6,497,101
Cie Generale des Etablissements Michelin SCA	62,056	6,740,644
CNP Assurances	54,424	1,236,454

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
France — continued
Covivio, REIT	21,524	2,200,069
Credit Agricole SA	421,763	4,817,134
Danone SA	221,923	16,149,736
Dassault Aviation SA	796	1,185,343
Dassault Systemes SE	46,448	5,821,407
Edenred	82,457	3,339,250
Eiffage SA	25,330	2,373,072
Electricite de France SA	165,987	2,747,503
Engie SA	631,711	10,127,166
EssilorLuxottica SA	91,016	11,529,834
Eutelsat Communications SA	59,363	1,258,893
Faurecia SA	25,632	1,121,387
Gecina SA, REIT	18,898	2,777,298
Getlink SE	159,218	2,328,525
Hermes International	12,359	7,406,626
ICADE, REIT	15,539	1,308,533
Iliad SA(b)	9,303	1,065,124
Imerys SA	12,535	660,445
Ipsen SA	12,683	1,595,985
JCDecaux SA	26,243	777,492
Kering SA	25,643	12,860,555
Klepierre SA, REIT	71,501	2,450,267
Lagardere SCA	42,029	1,098,155
Legrand SA	91,254	5,406,480
L’Oreal SA	84,703	20,415,556
LVMH Moet Hennessy Louis Vuitton SE	92,829	29,779,579
Natixis SA	314,846	1,613,928
Orange SA	739,371	11,467,944
Pernod Ricard SA	71,318	11,832,606
Peugeot SA	193,333	4,863,374
Publicis Groupe SA	75,382	4,602,823
Renault SA	71,340	5,048,378
Rexel SA	104,023	1,186,133
Safran SA	114,976	15,106,613
Sanofi	395,100	34,341,265
Sartorius Stedim Biotech	8,260	910,463
Schneider Electric SE	184,262	13,105,021
SEB SA	9,296	1,425,439
Societe Generale SA	260,841	8,132,895
Sodexo SA(b)	30,490	3,174,048
Suez	146,083	1,870,206
Teleperformance	19,733	3,396,070
Thales SA	36,480	4,034,302
TOTAL SA	870,386	47,715,557
Ubisoft Entertainment SA*	23,670	2,100,631
Unibail-Rodamco-Westfield, REIT	47,433	8,530,912
Valeo SA	82,798	2,590,223
Veolia Environnement SA	193,784	4,093,816
Vinci SA	176,417	15,523,020
Vivendi SA	263,528	6,719,696

		487,076,198

Germany — 13.4%
1&1 Drillisch AG	16,400	682,365
adidas AG	60,090	14,297,891
Allianz SE (Registered)	146,280	31,036,615
Aroundtown SA	245,360	2,170,366
BASF SE	316,533	23,188,469
Bayer AG (Registered)	321,383	24,359,496
Bayerische Motoren Werke AG	109,956	9,263,843
Bayerische Motoren Werke AG (Preference)	19,059	1,408,703
Beiersdorf AG	33,870	3,390,450
Brenntag AG	53,245	2,521,026
Commerzbank AG*	361,916	2,604,848
Continental AG	37,221	5,882,277
Covestro AG(a)	58,532	3,234,457
Daimler AG (Registered)(b)	342,886	20,312,211
Delivery Hero SE*(a)	39,727	1,467,252
Deutsche Bank AG (Registered)	655,284	5,825,029
Deutsche Boerse AG	65,479	8,718,395
Deutsche Lufthansa AG (Registered)	81,623	2,060,661
Deutsche Post AG (Registered)	334,663	9,884,651
Deutsche Telekom AG (Registered)	1,115,830	18,144,368
Deutsche Wohnen SE	122,225	6,106,038
E.ON SE	758,558	8,432,420
Evonik Industries AG	51,391	1,405,471
Fraport AG Frankfurt Airport Services Worldwide	12,730	1,006,102
Fresenius Medical Care AG & Co. KGaA	73,036	5,371,810
Fresenius SE & Co. KGaA	141,137	7,317,953
GEA Group AG	56,604	1,559,472
Hannover Rueck SE	20,780	2,999,255
HeidelbergCement AG	50,601	3,503,979
Henkel AG & Co. KGaA	34,918	3,200,630
Henkel AG & Co. KGaA (Preference)	61,400	5,976,307
HOCHTIEF AG	6,817	1,019,601
HUGO BOSS AG	21,836	1,565,646
Infineon Technologies AG	388,649	8,644,906
Innogy SE(a)	44,036	2,086,357
K+S AG (Registered)	65,962	1,284,592
KION Group AG	23,197	1,339,361
LANXESS AG	31,541	1,736,052
MAN SE	11,660	1,205,395
MAN SE (Preference)	1,234	127,402
Merck KGaA	44,540	4,676,661
MTU Aero Engines AG	17,921	3,864,527
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	51,535	11,500,572
Porsche Automobil Holding SE (Preference)	52,771	3,431,542
ProSiebenSat.1 Media SE	80,298	1,433,366
RWE AG	186,513	4,638,884
RWE AG (Preference) (Non-Voting)	13,238	324,895
SAP SE	372,570	38,525,702
Siemens AG (Registered)	292,933	32,163,415
Siemens Healthineers AG*(a)	48,248	1,903,942
Symrise AG	42,053	3,492,965
Talanx AG	13,827	513,766
Telefonica Deutschland Holding AG	276,780	970,351
thyssenkrupp AG*	139,148	2,472,952
TUI AG	153,641	2,340,646
Uniper SE	66,843	1,938,229

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Germany — continued
United Internet AG (Registered)	43,096	1,709,888
Volkswagen AG	11,153	1,945,676
Volkswagen AG (Preference)	63,247	10,787,837
Vonovia SE	178,544	8,973,375
Wacker Chemie AG	6,111	646,504
Wirecard AG	39,579	6,562,909
Zalando SE*(a)	41,436	1,264,354

		402,425,080

Ghana — 0.0%(c)
Tullow Oil plc*	476,646	1,279,929

Ireland — 0.9%
AIB Group plc	271,280	1,214,437
Bank of Ireland Group plc	319,574	1,917,629
CRH plc	281,953	8,115,904
Glanbia plc	69,337	1,324,996
Kerry Group plc, Class A	52,105	5,320,366
Kingspan Group plc	52,572	2,150,132
Paddy Power Betfair plc	27,586	2,256,029
Ryanair Holdings plc, ADR*	33,549	2,381,979
Smurfit Kappa Group plc	81,183	2,340,973

		27,022,445

Italy — 3.4%
A2A SpA	539,842	985,010
Assicurazioni Generali SpA	423,864	7,420,702
Atlantia SpA	162,075	3,836,170
Banca Mediolanum SpA	85,709	522,909
Banco BPM SpA*(b)	520,055	1,009,504
Brembo SpA	52,606	600,914
Buzzi Unicem SpA	13,866	168,976
Buzzi Unicem SpA	24,339	464,974
Davide Campari-Milano SpA	196,156	1,762,379
DiaSorin SpA	8,274	757,679
Enel SpA	2,660,196	16,078,022
Eni SpA	876,707	14,865,303
Ferrari NV	42,971	5,350,326
FinecoBank Banca Fineco SpA	135,816	1,476,859
Hera SpA	254,350	859,588
Intesa Sanpaolo SpA	5,429,933	12,424,372
Leonardo SpA	135,487	1,312,876
Mediaset SpA*	121,151	398,139
Mediobanca Banca di Credito Finanziario SpA	215,625	1,879,119
Moncler SpA	59,342	2,233,318
Pirelli & C SpA*(a)	126,450	826,522
Poste Italiane SpA(a)	157,541	1,356,696
Prysmian SpA	92,410	1,985,271
Recordati SpA	35,210	1,275,883
Saipem SpA*	196,928	936,199
Salvatore Ferragamo SpA	16,560	332,122
Snam SpA	772,105	3,687,059
Telecom Italia SpA*	3,976,548	2,212,575
Telecom Italia SpA	2,076,763	1,016,259
Terna Rete Elettrica Nazionale SpA	482,697	2,974,892
UniCredit SpA	728,132	8,417,555
Unione di Banche Italiane SpA(b)	350,960	900,468
UnipolSai Assicurazioni SpA	260,933	651,337

		100,979,977

Jordan — 0.0%(c)
Hikma Pharmaceuticals plc	47,849	1,012,291

Luxembourg — 0.4%
ArcelorMittal	220,535	5,093,751
Eurofins Scientific SE	3,909	1,570,979
RTL Group SA	13,336	729,455
SES SA, FDR	131,880	2,687,882
Tenaris SA	162,738	2,044,187

		12,126,254

Mexico — 0.0%(c)
Fresnillo plc	63,488	838,227

Netherlands — 7.2%
ABN AMRO Group NV, CVA(a)	142,538	3,554,325
Adyen NV*(a)(b)	7,915	5,873,124
Aegon NV	483,885	2,492,852
Akzo Nobel NV	77,250	6,648,706
Altice Europe NV*(b)	183,344	373,993
ASML Holding NV	148,694	26,001,756
Boskalis Westminster(b)	28,943	760,555
EXOR NV	33,222	2,123,947
Gemalto NV*	29,293	1,698,567
GrandVision NV(a)	19,860	442,798
HAL Trust	28,178	4,385,224
Heineken Holding NV	40,698	3,533,101
Heineken NV	81,388	7,310,196
ING Groep NV	1,329,443	15,774,924
Koninklijke Ahold Delhaize NV	407,943	10,747,713
Koninklijke DSM NV	62,524	5,847,006
Koninklijke KPN NV	1,448,413	4,452,742
Koninklijke Philips NV	319,192	12,584,174
Koninklijke Vopak NV	22,909	1,164,216
NN Group NV	104,988	4,433,366
OCI NV*(b)	21,679	458,460
Randstad NV	42,876	2,066,815
Royal Dutch Shell plc, Class A	1,552,565	48,130,195
Royal Dutch Shell plc, Class B	1,290,796	40,077,514
Wolters Kluwer NV	96,398	5,995,084

		216,931,353

Norway — 1.3%
Aker ASA, Class A	8,486	597,333
Aker BP ASA	37,231	1,240,549
DNB ASA	320,687	5,691,950
Equinor ASA	375,942	8,596,359
Gjensidige Forsikring ASA	65,479	1,131,026
Kongsberg Gruppen ASA	30,974	431,764
Leroy Seafood Group ASA	95,581	764,355
Mowi ASA	151,165	3,339,317
Norsk Hydro ASA	469,919	2,178,558
Orkla ASA	284,432	2,298,873
Salmar ASA	18,742	981,359
Schibsted ASA, Class A	27,544	967,160
Schibsted ASA, Class B	35,129	1,115,341
Storebrand ASA	161,221	1,235,574
Telenor ASA	228,197	4,320,210
TGS NOPEC Geophysical Co. ASA	35,199	1,043,476
Yara International ASA	60,673	2,508,899

		38,442,103

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Portugal — 0.3%
Banco Comercial Portugues SA, Class R*	3,177,298	876,049
EDP - Energias de Portugal SA	840,653	3,070,579
Galp Energia SGPS SA	156,802	2,449,956
Jeronimo Martins SGPS SA	84,580	1,198,683
Navigator Co. SA (The)	75,855	371,147
NOS SGPS SA	84,485	548,040
Sonae SGPS SA	320,954	334,875

		8,849,329

Russia — 0.1%
Evraz plc	113,275	742,021
Polymetal International plc	87,349	996,647

		1,738,668

South Africa — 0.4%
Anglo American plc	484,361	12,378,235

Spain — 4.7%
Acciona SA	8,288	789,133
ACS Actividades de Construccion y Servicios SA	94,345	3,904,390
Aena SME SA(a)	25,330	4,378,469
Amadeus IT Group SA	151,230	10,997,210
Banco Bilbao Vizcaya Argentaria SA	2,297,933	13,638,588
Banco de Sabadell SA	1,932,886	2,216,257
Banco Santander SA	5,595,560	26,537,698
Bankia SA	414,633	1,208,645
CaixaBank SA	1,236,819	4,677,648
Codere SA*	24,608	113,255
EDP Renovaveis SA	65,363	588,829
Enagas SA	78,160	2,278,205
Endesa SA	109,462	2,737,805
Ferrovial SA	165,272	3,706,207
Grifols SA	101,331	2,643,362
Grifols SA (Preference), Class B	89,484	1,674,829
Iberdrola SA	2,085,707	17,239,379
Industria de Diseno Textil SA	365,188	10,215,485
Mapfre SA	339,615	944,936
Naturgy Energy Group SA	124,151	3,470,622
Red Electrica Corp. SA	149,177	3,437,851
Repsol SA	451,069	7,917,638
Siemens Gamesa Renewable Energy SA*	77,464	1,099,770
Telefonica SA	1,574,627	13,544,286

		139,960,497

Sweden — 4.6%
Ahlsell AB(a)	111,907	675,156
Alfa Laval AB	103,267	2,341,253
Assa Abloy AB, Class B	341,783	6,368,823
Atlas Copco AB, Class A*	222,744	5,811,247
Atlas Copco AB, Class B*	134,480	3,218,006
Axfood AB	36,164	633,235
Boliden AB*	94,259	2,359,137
Castellum AB	94,152	1,784,938
Electrolux AB, Series B	88,871	2,102,882
Elekta AB, Class B	126,459	1,690,675
Epiroc AB, Class A*	215,758	2,071,780
Epiroc AB, Class B*	134,480	1,205,354
Essity AB, Class A	9,869	271,445
Essity AB, Class B	208,763	5,776,170
Fabege AB	93,478	1,364,020
Fastighets AB Balder, Class B*	33,532	1,058,273
Getinge AB, Class B	74,538	841,630
Hennes & Mauritz AB, Class B(b)	281,897	4,386,262
Hexagon AB, Class B	93,719	4,589,557
Hexpol AB	87,688	776,180
Holmen AB, Class B	34,260	734,201
Husqvarna AB, Class B	141,902	1,084,584
ICA Gruppen AB	26,251	923,293
Industrivarden AB, Class A	52,753	1,114,893
Industrivarden AB, Class C	57,561	1,186,687
Intrum AB(b)	25,089	716,973
Investment AB Latour, Class B	46,267	574,821
Investor AB, Class A	46,189	2,030,459
Investor AB, Class B	156,972	6,903,849
Kinnevik AB, Class A	2,043	49,972
Kinnevik AB, Class B	83,369	2,037,031
L E Lundbergforetagen AB, Class B	18,331	566,005
Lundin Petroleum AB	60,999	1,951,083
NCC AB, Class B(b)	29,715	449,611
Nibe Industrier AB, Class B	141,053	1,604,014
Saab AB, Class B	28,309	978,162
Sandvik AB	380,731	6,084,021
Securitas AB, Class B	110,309	1,773,759
Skandinaviska Enskilda Banken AB, Class A	553,407	5,808,917
Skanska AB, Class B	128,207	2,244,928
SKF AB, Class A	5,833	97,977
SKF AB, Class B	130,360	2,195,812
SSAB AB, Class A	81,041	321,254
SSAB AB, Class B	208,201	697,102
Svenska Cellulosa AB SCA, Class A	10,013	90,816
Svenska Cellulosa AB SCA, Class B	208,763	1,836,275
Svenska Handelsbanken AB, Class A	515,568	5,606,724
Svenska Handelsbanken AB, Class B	11,936	138,077
Swedbank AB, Class A	319,898	7,266,946
Swedish Match AB	60,596	2,714,826
Swedish Orphan Biovitrum AB*	56,516	1,334,146
Tele2 AB, Class B	172,088	2,154,422
Telefonaktiebolaget LM Ericsson, Class A	20,483	184,743
Telefonaktiebolaget LM Ericsson, Class B	964,898	8,600,589
Telia Co. AB	940,126	4,097,025
Trelleborg AB, Class B	83,597	1,408,137
Volvo AB, Class A	86,539	1,243,975
Volvo AB, Class B	565,395	8,147,273

		136,279,405

Switzerland — 14.3%
ABB Ltd. (Registered)	665,010	12,728,774
Adecco Group AG (Registered)	57,407	2,876,725
Baloise Holding AG (Registered)	16,818	2,604,737
Barry Callebaut AG (Registered)	776	1,320,194
Chocoladefabriken Lindt & Spruengli AG	366	2,327,209

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Switzerland — continued
Chocoladefabriken Lindt & Spruengli AG (Registered)	37	2,716,074
Cie Financiere Richemont SA (Registered)	179,895	12,399,792
Coca-Cola HBC AG*	68,524	2,303,034
Credit Suisse Group AG (Registered)*	836,827	10,171,928
EMS-Chemie Holding AG (Registered)	2,418	1,207,707
Geberit AG (Registered)	12,765	4,990,244
Givaudan SA (Registered)	2,737	6,640,120
Glencore plc*	4,172,241	16,965,692
Julius Baer Group Ltd.*	77,131	3,100,069
Kuehne + Nagel International AG (Registered)	17,369	2,348,830
LafargeHolcim Ltd. (Registered)*	165,234	7,770,589
Lonza Group AG (Registered)*	25,664	6,780,383
Mediclinic International plc	138,420	571,659
Nestle SA (Registered)	1,055,592	92,030,617
Novartis AG (Registered)	879,014	76,738,601
Pargesa Holding SA	11,702	923,712
Partners Group Holding AG	6,441	4,430,148
Roche Holding AG	242,122	64,413,107
Roche Holding AG	9,374	2,464,075
Schindler Holding AG	14,032	2,984,888
Schindler Holding AG (Registered)	6,704	1,415,994
SGS SA (Registered)	1,789	4,318,722
Sika AG (Registered)	43,975	5,807,155
Sonova Holding AG (Registered)	18,263	3,427,524
STMicroelectronics NV	229,016	3,653,736
Straumann Holding AG (Registered)	3,721	2,701,530
Sulzer AG (Registered)	4,251	390,480
Swatch Group AG (The)	10,628	3,044,519
Swatch Group AG (The) (Registered)	25,580	1,423,328
Swiss Life Holding AG (Registered)*	11,788	4,863,156
Swiss Re AG	105,027	10,072,578
Swisscom AG (Registered)	8,748	4,192,939
Temenos AG (Registered)*	20,998	2,834,401
UBS Group AG (Registered)*	1,320,194	17,114,606
Vifor Pharma AG	15,233	1,938,769
Zurich Insurance Group AG*	51,877	16,281,743

		427,290,088

United Arab Emirates — 0.0%(c)
NMC Health plc	29,384	994,724

United Kingdom — 23.2%
3i Group plc	334,713	3,735,644
Admiral Group plc	89,102	2,422,868
Aggreko plc	87,567	797,890
Ashtead Group plc	173,460	4,399,813
ASOS plc*	18,359	796,116
Associated British Foods plc	122,774	3,853,098
AstraZeneca plc	436,049	31,588,244
Auto Trader Group plc(a)	328,140	1,969,286
Aviva plc	1,356,621	7,378,137
Babcock International Group plc	172,773	1,203,379
BAE Systems plc	1,099,762	7,398,518
Barclays plc	5,495,230	11,454,012
Barratt Developments plc	347,024	2,454,548
Berkeley Group Holdings plc	48,302	2,378,226
BP plc	6,879,037	46,991,732
British American Tobacco plc	789,010	27,812,653
British Land Co. plc (The), REIT	336,186	2,532,523
BT Group plc	3,023,051	9,218,501
Bunzl plc	115,660	3,647,009
Burberry Group plc	141,771	3,351,321
Centrica plc	1,973,993	3,547,358
CNH Industrial NV	342,425	3,365,604
Coca-Cola European Partners plc	79,641	3,789,319
Compass Group plc	549,010	11,748,025
ConvaTec Group plc(a)	255,603	479,220
Croda International plc	46,567	2,948,309
DCC plc	34,922	2,858,841
Derwent London plc, REIT	38,190	1,624,309
Diageo plc	833,583	31,814,911
Direct Line Insurance Group plc	473,862	2,094,488
Dixons Carphone plc	345,903	626,411
DS Smith plc	471,330	2,090,294
easyJet plc	89,981	1,490,915
Experian plc	317,676	7,976,079
Fiat Chrysler Automobiles NV*	379,176	6,488,422
G4S plc	534,721	1,371,207
GlaxoSmithKline plc	1,701,851	33,057,738
GVC Holdings plc	199,009	1,753,627
Halma plc	130,228	2,395,146
Hammerson plc, REIT	265,460	1,297,768
Hargreaves Lansdown plc	93,174	2,000,798
Hiscox Ltd.	101,012	1,879,695
HSBC Holdings plc	7,016,253	59,078,624
Imperial Brands plc	332,041	11,021,796
Informa plc	431,335	3,831,249
InterContinental Hotels Group plc	64,692	3,676,297
International Consolidated Airlines Group SA	274,603	2,319,268
Intertek Group plc	55,410	3,575,563
Intu Properties plc, REIT	293,897	446,239
ITV plc	1,248,538	2,119,362
J Sainsbury plc	587,774	2,200,894
JD Sports Fashion plc	142,960	869,384
John Wood Group plc	233,550	1,657,595
Johnson Matthey plc	68,506	2,736,786
Just Eat plc*	202,295	1,848,668
Kingfisher plc	733,497	2,142,805
Land Securities Group plc, REIT	258,910	2,944,418
Legal & General Group plc	2,035,950	6,936,285
Lloyds Banking Group plc	24,597,309	18,752,124
London Stock Exchange Group plc	108,652	6,534,439
Marks & Spencer Group plc	559,925	2,118,521
Melrose Industries plc	1,674,285	3,711,106
Merlin Entertainments plc(a)	244,555	1,083,751
Micro Focus International plc	149,994	2,859,652
Mondi plc	126,467	3,058,367
National Grid plc	1,266,896	13,795,737
Next plc	48,092	3,058,591
Ocado Group plc*	199,431	2,594,705
Pearson plc	269,033	3,198,510

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United Kingdom — continued
Persimmon plc	107,854	3,364,571
Phoenix Group Holdings plc	198,825	1,657,707
Prudential plc	891,152	17,427,510
Reckitt Benckiser Group plc	253,830	19,530,877
RELX plc	708,501	15,692,971
Rentokil Initial plc	633,194	2,796,276
Rightmove plc	313,621	1,942,066
Rolls-Royce Holdings plc*	649,795	7,552,862
Royal Bank of Scotland Group plc	1,566,554	4,969,446
Royal Mail plc	303,272	1,068,556
RSA Insurance Group plc	353,747	2,385,248
Sage Group plc (The)	385,922	3,172,040
Schroders plc	42,841	1,469,621
Schroders plc (Non-Voting)	17,105	462,531
Segro plc, REIT	347,841	2,956,895
Severn Trent plc	82,771	2,174,993
Smith & Nephew plc	307,060	5,784,618
Smiths Group plc	135,344	2,570,112
Spirax-Sarco Engineering plc	25,338	2,130,941
SSE plc	356,457	5,479,826
St James’s Place plc	182,330	2,247,432
Standard Chartered plc	957,420	7,721,711
Standard Life Aberdeen plc	877,047	2,899,504
Subsea 7 SA	89,127	1,011,352
Tate & Lyle plc	160,630	1,449,975
Taylor Wimpey plc	1,127,312	2,444,295
TechnipFMC plc	148,801	3,456,094
Tesco plc	3,347,423	9,799,398
Travis Perkins plc	86,112	1,384,111
Unilever NV, CVA	590,941	31,645,005
Unilever plc	409,138	21,493,687
United Utilities Group plc	234,996	2,570,164
Vodafone Group plc	9,234,289	16,841,358
Weir Group plc (The)	89,470	1,770,579
Whitbread plc	63,106	4,043,531
Wm Morrison Supermarkets plc	811,259	2,494,753
WPP plc	434,449	4,971,627

		693,086,981

United States — 0.4%
Carnival plc	70,867	4,009,585
Ferguson plc	80,089	5,363,016
QIAGEN NV*(b)	79,550	2,938,084

		12,310,685

TOTAL COMMON STOCKS (Cost $2,971,794,789)		2,980,343,274

	No. of Rights
RIGHTS — 0.0%(c)
Spain — 0.0%(c)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2019* (Cost $49,059)	94,345	51,780

	Shares
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60%(d)(e)	7,001,200	7,001,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(d)(e)	6,010,142	6,010,142

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $13,010,642)		13,011,342

Total Investments — 100.0% (Cost $2,984,854,490)		2,993,406,396
Liabilities in Excess of Other Assets 0.0%(c)		(37,802)

Net Assets — 100.0%		2,993,368,594

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company
SDR	Swedish Depositary Receipt

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $12,199,694.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Pharmaceuticals	10.4%
Banks	9.6
Oil, Gas & Consumable Fuels	7.8
Insurance	5.7
Food Products	4.5
Chemicals	3.5
Textiles, Apparel & Luxury Goods	3.4
Beverages	3.1
Metals & Mining	2.9
Diversified Telecommunication Services	2.7
Personal Products	2.6
Automobiles	2.3
Capital Markets	2.3
Machinery	2.2
Aerospace & Defense	2.2
Electric Utilities	2.1
Software	1.8
Multi-Utilities	1.7
Professional Services	1.6
Electrical Equipment	1.5
Tobacco	1.4
Semiconductors & Semiconductor Equipment	1.3
Industrial Conglomerates	1.3
Health Care Equipment & Supplies	1.3
Hotels, Restaurants & Leisure	1.2
Food & Staples Retailing	1.1
Household Products	1.1
Construction & Engineering	1.1
IT Services	1.1
Media	1.0
Diversified Financial Services	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	12.2

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	211	03/2019	EUR	7,624,202	420,463
FTSE 100 Index	53	03/2019	GBP	4,808,659	194,311

					614,774

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$37,699,659	$—	$37,699,659
Austria	318,742	14,291,394	—	14,610,136
Belgium	763,800	55,927,639	—	56,691,439
Chile	—	1,359,407	—	1,359,407
Colombia	—	1,301,905	—	1,301,905
Denmark	—	80,360,337	—	80,360,337
Finland	—	67,297,922	—	67,297,922
France	3,055,549	484,020,649	—	487,076,198
Germany	127,402	402,297,678	—	402,425,080
Ghana	—	1,279,929	—	1,279,929
Ireland	4,638,008	22,384,437	—	27,022,445
Italy	—	100,979,977	—	100,979,977
Jordan	—	1,012,291	—	1,012,291
Luxembourg	—	12,126,254	—	12,126,254
Mexico	—	838,227	—	838,227
Netherlands	1,698,567	215,232,786	—	216,931,353
Norway	—	38,442,103	—	38,442,103
Portugal	—	8,849,329	—	8,849,329
Russia	—	1,738,668	—	1,738,668
South Africa	—	12,378,235	—	12,378,235
Spain	—	139,960,497	—	139,960,497
Sweden	1,334,146	134,945,259	—	136,279,405
Switzerland	2,716,074	424,574,014	—	427,290,088
United Arab Emirates	—	994,724	—	994,724
United Kingdom	3,789,319	689,297,662	—	693,086,981
United States	—	12,310,685	—	12,310,685

Total Common Stocks	18,441,607	2,961,901,667	—	2,980,343,274

Rights
Spain	51,780	—	—	51,780
Investment of cash collateral from securities loaned	13,011,342	—	—	13,011,342

Total Investments in Securities	$31,504,729	$2,961,901,667	$—	$2,993,406,396

Appreciation in Other Financial Instruments
Futures Contracts	$—	$614,774	$—	$614,774

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Air Freight & Logistics — 0.5%
SG Holdings Co. Ltd.	255,300	6,853,079
Yamato Holdings Co. Ltd.	431,000	11,484,209

		18,337,288

Airlines — 0.2%
ANA Holdings, Inc.	121,300	4,471,097
Japan Airlines Co. Ltd.	121,300	4,416,348

		8,887,445

Auto Components — 2.8%
Aisin Seiki Co. Ltd.	189,900	7,507,624
Bridgestone Corp.	639,100	24,599,852
Denso Corp.	542,800	24,967,012
Koito Manufacturing Co. Ltd.	134,300	8,088,042
NGK Spark Plug Co. Ltd.	184,900	3,983,840
NHK Spring Co. Ltd.	233,700	2,168,135
NOK Corp.	127,100	2,052,776
Stanley Electric Co. Ltd.	162,500	4,719,821
Sumitomo Electric Industries Ltd.	831,000	11,840,382
Sumitomo Rubber Industries Ltd.	186,200	2,588,215
Tokai Rika Co. Ltd.	54,400	967,903
Toyoda Gosei Co. Ltd.	78,300	1,713,118
Toyota Boshoku Corp.	90,100	1,466,480
Toyota Industries Corp.	215,100	10,656,289
Yokohama Rubber Co. Ltd. (The)	139,400	2,956,796

		110,276,285

Automobiles — 8.1%
Honda Motor Co. Ltd.	1,898,000	56,981,707
Isuzu Motors Ltd.	648,800	9,651,128
Mazda Motor Corp.	626,900	6,938,054
Mitsubishi Motors Corp.	716,000	4,448,635
Nissan Motor Co. Ltd.	2,519,300	21,514,818
Subaru Corp.	667,200	15,667,236
Suzuki Motor Corp.	463,900	24,225,115
Toyota Motor Corp.	2,803,500	172,555,722
Yamaha Motor Co. Ltd.	331,100	7,096,693

		319,079,108

Banks — 6.4%
77 Bank Ltd. (The)	80,800	1,423,454
Aozora Bank Ltd.	124,300	3,828,481
Bank of Kyoto Ltd. (The)	80,000	3,400,791
Chiba Bank Ltd. (The)	816,400	4,969,522
Chugoku Bank Ltd. (The)	205,500	1,886,750
Concordia Financial Group Ltd.	1,322,600	5,455,272
Fukuoka Financial Group, Inc.	179,500	3,965,591
Gunma Bank Ltd. (The)	445,900	1,965,363
Hachijuni Bank Ltd. (The)	534,100	2,364,969
Hiroshima Bank Ltd. (The)	325,500	1,884,069
Hokuhoku Financial Group, Inc.	137,700	1,578,533
Iyo Bank Ltd. (The)	339,700	1,877,147
Kansai Mirai Financial Group, Inc.*	107,600	799,572
Kyushu Financial Group, Inc.	484,300	1,972,907
Mebuki Financial Group, Inc.	1,112,700	3,119,794
Mitsubishi UFJ Financial Group, Inc.	13,756,700	73,789,842
Mizuho Financial Group, Inc.	26,592,700	43,648,125
Resona Holdings, Inc.	2,311,200	11,677,536
Seven Bank Ltd.	774,700	2,307,697
Shinsei Bank Ltd.	204,500	2,768,758
Shizuoka Bank Ltd. (The)	593,800	4,968,504
Sumitomo Mitsui Financial Group, Inc.	1,466,200	54,545,547
Sumitomo Mitsui Trust Holdings, Inc.	407,300	15,428,267
Yamaguchi Financial Group, Inc.	260,300	2,646,036

		252,272,527

Beverages — 1.4%
Asahi Group Holdings Ltd.	466,800	19,554,000
Coca-Cola Bottlers Japan Holdings, Inc.	164,900	5,093,468
Kirin Holdings Co. Ltd.	957,000	22,847,296
Sapporo Holdings Ltd.(a)	82,800	1,890,784
Suntory Beverage & Food Ltd.	132,400	5,862,234

		55,247,782

Biotechnology — 0.1%
PeptiDream, Inc.*	97,300	4,156,195

Building Products — 1.3%
AGC, Inc.	236,600	8,018,444
Daikin Industries Ltd.	306,700	33,197,562
LIXIL Group Corp.	304,900	4,490,204
TOTO Ltd.	167,400	6,500,875

		52,207,085

Capital Markets — 1.0%
Daiwa Securities Group, Inc.	1,690,900	8,432,956
Japan Exchange Group, Inc.	561,800	9,892,556
Matsui Securities Co. Ltd.	127,800	1,373,128
Nomura Holdings, Inc.	3,549,400	13,859,781
SBI Holdings, Inc.	248,800	5,314,812

		38,873,233

Chemicals — 4.4%
Air Water, Inc.	195,700	3,264,929
Asahi Kasei Corp.	1,469,400	16,122,859
Daicel Corp.	364,900	3,827,190
DIC Corp.	93,200	2,987,888
Hitachi Chemical Co. Ltd.	105,300	1,736,889
JSR Corp.	213,400	3,450,341
Kaneka Corp.	70,400	2,752,276
Kansai Paint Co. Ltd.	270,300	4,742,958
Kuraray Co. Ltd.	373,200	5,739,307
Mitsubishi Chemical Holdings Corp.	1,576,200	13,545,125
Mitsubishi Gas Chemical Co., Inc.	222,800	3,523,947
Mitsui Chemicals, Inc.	214,300	5,380,004
Nippon Paint Holdings Co. Ltd.(a)	208,500	6,997,395
Nippon Shokubai Co. Ltd.	37,300	2,472,419
Nissan Chemical Corp.	157,400	8,368,802
Nitto Denko Corp.	167,900	9,497,310
Shin-Etsu Chemical Co. Ltd.	426,100	35,927,308
Showa Denko KK(a)	147,500	4,954,167
Sumitomo Chemical Co. Ltd.	1,733,900	9,045,040
Taiyo Nippon Sanso Corp.	221,900	3,516,569
Teijin Ltd.	208,100	3,596,570
Toray Industries, Inc.	1,707,300	12,652,962
Tosoh Corp.	341,000	4,843,071
Ube Industries Ltd.	112,700	2,548,468

		171,493,794

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	314,900	7,288,363
Park24 Co. Ltd.	122,100	2,913,645

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Commercial Services & Supplies — continued
Secom Co. Ltd.	224,100	18,762,100
Sohgo Security Services Co. Ltd.	90,500	3,950,292
Toppan Printing Co. Ltd.	341,200	5,591,931

		38,506,331

Construction & Engineering — 1.0%
JGC Corp.	270,500	4,150,173
Kajima Corp.	525,600	7,476,488
Kinden Corp.	149,200	2,450,851
Obayashi Corp.	754,200	7,176,423
Shimizu Corp.	758,000	6,450,732
Taisei Corp.	233,800	11,007,860

		38,712,527

Construction Materials — 0.1%
Taiheiyo Cement Corp.	133,000	4,566,390

Consumer Finance — 0.2%
Acom Co. Ltd.	484,100	1,697,148
AEON Financial Service Co. Ltd.	121,200	2,350,481
Credit Saison Co. Ltd.	171,100	2,254,598
Hitachi Capital Corp.	52,800	1,203,337
Orient Corp.	595,300	700,985

		8,206,549

Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	170,200	3,831,096

Distributors — 0.0%(b)
Canon Marketing Japan, Inc.	55,800	1,080,799

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc.	86,000	2,245,258

Diversified Financial Services — 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	563,000	2,881,941
ORIX Corp.	1,387,400	20,927,288
Tokyo Century Corp.	55,800	2,612,495

		26,421,724

Diversified Telecommunication Services — 0.7%
Nippon Telegraph & Telephone Corp.	672,300	28,900,967

Electric Utilities — 1.3%
Chubu Electric Power Co., Inc.	752,900	11,917,318
Chugoku Electric Power Co., Inc. (The)	324,700	4,443,263
Hokuriku Electric Power Co.*	209,800	1,846,653
Kansai Electric Power Co., Inc. (The)	843,900	12,845,439
Kyushu Electric Power Co., Inc.	495,000	6,133,730
Shikoku Electric Power Co., Inc.	217,300	2,753,652
Tohoku Electric Power Co., Inc.	526,100	7,132,649
Tokyo Electric Power Co. Holdings, Inc.*	840,200	5,171,382

		52,244,086

Electrical Equipment — 1.9%
Fuji Electric Co. Ltd.	157,600	4,870,622
Furukawa Electric Co. Ltd.	75,100	2,252,579
GS Yuasa Corp.	86,800	1,811,794
Mabuchi Motor Co. Ltd.	60,900	2,136,073
Mitsubishi Electric Corp.	2,249,300	28,303,585
Nidec Corp.	288,600	34,706,488
Ushio, Inc.	134,100	1,526,930

		75,608,071

Electronic Equipment, Instruments & Components — 5.1%
Alps Alpine Co. Ltd.	232,800	4,907,577
Citizen Watch Co. Ltd.	336,400	1,795,664
Hamamatsu Photonics KK	150,300	5,381,598
Hirose Electric Co. Ltd.	33,200	3,566,047
Hitachi High-Technologies Corp.	70,700	2,555,104
Hitachi Ltd.	1,011,300	31,813,960
Ibiden Co. Ltd.	139,200	2,029,219
Keyence Corp.	97,200	50,020,632
Kyocera Corp.	376,900	21,228,045
Murata Manufacturing Co. Ltd.	223,600	33,588,269
Nippon Electric Glass Co. Ltd.	90,300	2,514,733
Omron Corp.	223,600	9,182,865
Shimadzu Corp.	289,600	6,660,073
TDK Corp.	135,300	10,707,107
Yaskawa Electric Corp.	277,800	7,862,528
Yokogawa Electric Corp.	251,100	4,676,277

		198,489,698

Entertainment — 1.6%
DeNA Co. Ltd.	113,500	2,008,279
GungHo Online Entertainment, Inc.(a)	496,800	1,173,016
Konami Holdings Corp.	106,600	4,895,821
Nexon Co. Ltd.*	477,600	7,265,952
Nintendo Co. Ltd.	126,500	38,365,947
Square Enix Holdings Co. Ltd.	91,900	3,049,648
Toho Co. Ltd.	147,000	5,362,437

		62,121,100

Equity Real Estate Investment Trusts (REITs) — 1.6%
Advance Residence Investment Corp.(a)	1,405	4,155,369
Daiwa House REIT Investment Corp.	1,810	4,262,307
GLP J	4,005	4,256,390
Japan Prime Realty Investment Corp.	958	3,907,272
Japan Real Estate Investment Corp.	1,438	8,429,019
Japan Retail Fund Investment Corp.	2,730	5,600,350
Nippon Building Fund, Inc.	1,464	9,472,783
Nippon Prologis REIT, Inc.	2,281	4,974,600
Nomura Real Estate Master Fund, Inc.	4,512	6,465,851
Orix JREIT, Inc.	2,901	5,070,606
United Urban Investment Corp.	3,187	5,088,358

		61,682,905

Food & Staples Retailing — 2.0%
Aeon Co. Ltd.	913,000	18,581,597
Cosmos Pharmaceutical Corp.	10,900	2,086,771
FamilyMart UNY Holdings Co. Ltd.	81,500	9,547,119
Lawson, Inc.	51,800	3,193,037
Matsumotokiyoshi Holdings Co. Ltd.	91,200	2,817,370
Seven & i Holdings Co. Ltd.	834,600	36,340,982
Sundrug Co. Ltd.	60,900	1,948,941
Tsuruha Holdings, Inc.	40,500	3,748,923
Welcia Holdings Co. Ltd.	51,900	1,968,556

		80,233,296

Food Products — 1.9%
Ajinomoto Co., Inc.	574,300	9,943,820
Calbee, Inc.	116,100	3,738,657
Ezaki Glico Co. Ltd.	59,700	2,979,286

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Food Products — continued
Kewpie Corp.	126,000	2,863,696
Kikkoman Corp.	183,800	9,778,133
MEIJI Holdings Co. Ltd.	150,100	11,606,496
NH Foods Ltd.	114,000	4,511,148
Nisshin Seifun Group, Inc.	273,200	5,513,175
Nissin Foods Holdings Co. Ltd.	83,400	5,309,468
Toyo Suisan Kaisha Ltd.	105,200	3,786,994
Yakult Honsha Co. Ltd.	168,700	11,258,645
Yamazaki Baking Co. Ltd.	187,900	3,690,825

		74,980,343

Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	436,300	8,638,050
Toho Gas Co. Ltd.	103,300	4,436,985
Tokyo Gas Co. Ltd.	417,400	10,975,623

		24,050,658

Health Care Equipment & Supplies — 1.8%
Asahi Intecc Co. Ltd.	129,300	5,627,409
Hoya Corp.	398,800	23,145,297
Olympus Corp.	341,400	14,004,592
Sysmex Corp.	165,000	9,198,219
Terumo Corp.	349,700	19,965,110

		71,940,627

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	225,600	6,217,843
Medipal Holdings Corp.	212,800	4,911,664
Suzuken Co. Ltd.	92,600	4,862,019

		15,991,526

Health Care Technology — 0.2%
M3, Inc.	427,900	6,192,988

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Holdings Co. Japan Ltd.	70,900	3,137,995
Oriental Land Co. Ltd.	234,700	24,064,710

		27,202,705

Household Durables — 3.3%
Casio Computer Co. Ltd.	245,400	3,263,712
Haseko Corp.	314,100	3,483,791
Iida Group Holdings Co. Ltd.	192,600	3,505,096
Nikon Corp.	421,000	7,198,437
Panasonic Corp.	2,439,700	23,890,096
Rinnai Corp.	43,300	2,866,930
Sekisui Chemical Co. Ltd.	460,500	7,147,659
Sekisui House Ltd.(a)	681,100	10,179,306
Sharp Corp.(a)	193,500	2,060,134
Sony Corp.	1,331,200	66,702,367

		130,297,528

Household Products — 0.6%
Lion Corp.	312,500	6,512,811
Pigeon Corp.(a)	127,600	5,002,863
Unicharm Corp.	423,400	13,103,226

		24,618,900

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	181,400	4,537,061

Industrial Conglomerates — 0.8%
Keihan Holdings Co. Ltd.	113,900	4,696,901
Seibu Holdings, Inc.	301,200	5,232,707
Toshiba Corp.	613,300	19,421,211

		29,350,819

Insurance — 3.1%
Dai-ichi Life Holdings, Inc.	1,255,000	20,377,436
Japan Post Holdings Co. Ltd.	1,555,800	19,125,468
Japan Post Insurance Co. Ltd.(a)	70,600	1,611,058
MS&AD Insurance Group Holdings, Inc.	527,500	15,615,873
Sompo Holdings, Inc.	390,900	14,738,568
Sony Financial Holdings, Inc.	168,900	3,213,968
T&D Holdings, Inc.	651,500	8,087,777
Tokio Marine Holdings, Inc.	752,400	36,841,812

		119,611,960

Interactive Media & Services — 0.2%
Kakaku.com, Inc.	138,200	2,426,213
LINE Corp.*(a)	69,500	2,502,536
Mixi, Inc.	44,100	1,117,943
Yahoo Japan Corp.	1,185,800	3,205,162

		9,251,854

Internet & Direct Marketing Retail — 0.3%
Mercari, Inc.*(a)	44,800	953,223
Rakuten, Inc.	857,200	6,471,676
ZOZO, Inc.	203,400	4,115,724

		11,540,623

IT Services — 1.1%
Fujitsu Ltd.	216,800	14,550,619
Itochu Techno-Solutions Corp.	99,500	2,075,251
Nomura Research Institute Ltd.	138,700	5,675,887
NTT Data Corp.	677,100	8,071,852
Obic Co. Ltd.	71,300	6,756,975
Otsuka Corp.	116,500	3,770,879
SCSK Corp.	52,600	2,128,432

		43,029,895

Leisure Products — 0.9%
Bandai Namco Holdings, Inc.	231,200	10,213,656
Sankyo Co. Ltd.	47,500	1,840,913
Sega Sammy Holdings, Inc.	193,400	2,725,602
Shimano, Inc.	89,200	12,516,211
Yamaha Corp.	174,500	7,636,744

		34,933,126

Machinery — 5.1%
Amada Holdings Co. Ltd.	395,600	3,981,662
Daifuku Co. Ltd.	132,500	6,658,919
FANUC Corp.	204,100	34,713,657
Harmonic Drive Systems, Inc.(a)	42,400	1,489,734
Hino Motors Ltd.	301,000	3,022,045
Hitachi Construction Machinery Co. Ltd.	108,500	2,755,551
Hoshizaki Corp.	56,500	4,012,238
IHI Corp.	162,800	5,156,140
JTEKT Corp.	259,000	3,363,938
Kawasaki Heavy Industries Ltd.	174,900	4,406,368
Komatsu Ltd.	1,016,700	26,771,879
Kubota Corp.	1,226,700	19,448,170
Kurita Water Industries Ltd.	113,300	2,880,457
Makita Corp.	294,000	10,416,952
MINEBEA MITSUMI, Inc.	446,300	7,341,218
MISUMI Group, Inc.	297,500	6,809,499
Mitsubishi Heavy Industries Ltd.	352,900	13,645,111

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Machinery — continued
Nabtesco Corp.	130,900	3,463,211
NGK Insulators Ltd.	295,700	4,547,386
NSK Ltd.	494,900	4,827,148
SMC Corp.	71,800	23,697,386
Sumitomo Heavy Industries Ltd.	128,800	4,369,299
THK Co. Ltd.	129,100	3,084,302

		200,862,270

Marine — 0.2%
Mitsui OSK Lines Ltd.	126,600	3,163,224
Nippon Yusen KK	177,800	2,976,738

		6,139,962

Media — 0.6%
CyberAgent, Inc.(a)	104,400	3,381,458
Dentsu, Inc.	257,000	12,190,562
Fuji Media Holdings, Inc.	48,600	719,053
Hakuhodo DY Holdings, Inc.	316,600	4,872,412
Nippon Television Holdings, Inc.	54,400	854,587
Tokyo Broadcasting System Holdings, Inc.	37,200	645,679

		22,663,751

Metals & Mining — 1.3%
Daido Steel Co. Ltd.	41,600	1,738,968
Hitachi Metals Ltd.	211,600	2,380,501
JFE Holdings, Inc.	605,000	10,664,587
Kobe Steel Ltd.	382,300	3,071,101
Maruichi Steel Tube Ltd.	84,000	2,698,093
Mitsubishi Materials Corp.	137,100	3,924,570
Nippon Steel & Sumitomo Metal Corp.	964,600	17,862,773
Sumitomo Metal Mining Co. Ltd.	287,700	8,321,121
Yamato Kogyo Co. Ltd.	49,700	1,297,876

		51,959,590

Multiline Retail — 0.9%
Isetan Mitsukoshi Holdings Ltd.	412,400	4,244,177
Izumi Co. Ltd.	49,000	2,470,763
J Front Retailing Co. Ltd.	281,500	3,226,629
Marui Group Co. Ltd.	222,300	4,513,796
Pan Pacific International Holdings Corp.	144,500	8,402,848
Ryohin Keikaku Co. Ltd.	28,900	6,888,006
Seria Co. Ltd.	46,600	1,439,800
Takashimaya Co. Ltd.	185,100	2,515,482

		33,701,501

Oil, Gas & Consumable Fuels — 1.0%
Idemitsu Kosan Co. Ltd.	176,200	6,217,644
Inpex Corp.	1,132,800	10,888,953
JXTG Holdings, Inc.	3,589,800	19,607,952
Showa Shell Sekiyu KK	211,200	3,146,714

		39,861,263

Paper & Forest Products — 0.2%
Oji Holdings Corp.	1,060,700	6,142,081

Personal Products — 1.9%
Kao Corp.	512,500	36,232,929
Kobayashi Pharmaceutical Co. Ltd.	57,300	3,641,612
Kose Corp.	34,300	5,035,153
Pola Orbis Holdings, Inc.	88,600	2,649,994
Shiseido Co. Ltd.	420,000	24,984,444

		72,544,132

Pharmaceuticals — 6.2%
Astellas Pharma, Inc.	2,074,100	30,775,977
Chugai Pharmaceutical Co. Ltd.	222,200	13,120,127
Daiichi Sankyo Co. Ltd.	639,500	22,182,913
Eisai Co. Ltd.	310,100	24,078,184
Hisamitsu Pharmaceutical Co., Inc.	87,600	4,486,007
Kyowa Hakko Kirin Co. Ltd.	270,700	5,189,809
Mitsubishi Tanabe Pharma Corp.	258,900	4,056,081
Nippon Shinyaku Co. Ltd.	62,400	3,965,549
Ono Pharmaceutical Co. Ltd.	539,000	11,775,031
Otsuka Holdings Co. Ltd.	582,600	23,895,619
Santen Pharmaceutical Co. Ltd.	427,000	5,906,447
Shionogi & Co. Ltd.	308,400	19,021,408
Sumitomo Dainippon Pharma Co. Ltd.	178,800	4,209,661
Taisho Pharmaceutical Holdings Co. Ltd.	56,400	5,728,500
Takeda Pharmaceutical Co. Ltd.	1,589,000	64,153,116
Tsumura & Co.	73,400	2,141,148

		244,685,577

Professional Services — 1.3%
Nihon M&A Center, Inc.	141,400	3,544,718
Persol Holdings Co. Ltd.	199,700	3,555,817
Recruit Holdings Co. Ltd.	1,651,600	44,329,825

		51,430,360

Real Estate Management & Development — 3.0%
Aeon Mall Co. Ltd.	105,600	1,755,355
Daito Trust Construction Co. Ltd.	79,700	11,069,709
Daiwa House Industry Co. Ltd.	697,500	22,613,885
Hulic Co. Ltd.(a)	514,300	4,745,656
Mitsubishi Estate Co. Ltd.	1,458,300	25,828,671
Mitsui Fudosan Co. Ltd.	1,038,500	25,230,204
Nomura Real Estate Holdings, Inc.	128,900	2,503,444
Sumitomo Realty & Development Co. Ltd.	497,000	18,980,375
Tokyo Tatemono Co. Ltd.	226,500	2,754,194
Tokyu Fudosan Holdings Corp.	603,500	3,287,896

		118,769,389

Road & Rail — 4.6%
Central Japan Railway Co.	215,800	46,639,192
East Japan Railway Co.	399,100	36,976,509
Hankyu Hanshin Holdings, Inc.	265,900	9,491,217
Keikyu Corp.	290,000	4,939,305
Keio Corp.	128,000	7,353,273
Keisei Electric Railway Co. Ltd.	180,000	5,706,903
Kintetsu Group Holdings Co. Ltd.	201,100	8,776,679
Kyushu Railway Co.	168,100	5,739,332
Nagoya Railroad Co. Ltd.	202,000	5,345,925
Nankai Electric Railway Co. Ltd.	119,600	3,202,881
Nippon Express Co. Ltd.	89,700	5,676,317
Odakyu Electric Railway Co. Ltd.	354,500	7,966,018
Tobu Railway Co. Ltd.	222,000	6,269,797
Tokyu Corp.	596,500	10,208,842
West Japan Railway Co.	202,800	14,811,725

		179,103,915

Semiconductors & Semiconductor Equipment — 1.1%
Advantest Corp.(a)	187,000	4,279,778
Disco Corp.	31,800	4,720,877
Rohm Co. Ltd.	99,200	7,001,496
SUMCO Corp.	244,000	3,397,267

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — continued
Tokyo Electron Ltd.	173,100	25,276,172

		44,675,590

Software — 0.2%
Oracle Corp.	35,600	2,593,787
Trend Micro, Inc.	126,600	6,735,991

		9,329,778

Specialty Retail — 1.5%
ABC-Mart, Inc.	33,700	1,936,162
Fast Retailing Co. Ltd.	64,800	29,737,145
Hikari Tsushin, Inc.	25,900	4,151,338
K’s Holdings Corp.	228,400	2,275,680
Nitori Holdings Co. Ltd.	91,800	11,954,167
Shimamura Co. Ltd.(a)	27,000	2,338,087
USS Co. Ltd.	231,700	4,056,989
Yamada Denki Co. Ltd.(a)	788,800	3,884,436

		60,334,004

Technology Hardware, Storage & Peripherals — 2.2%
Brother Industries Ltd.	273,400	4,613,889
Canon, Inc.	1,131,200	32,533,559
FUJIFILM Holdings Corp.	451,300	19,390,622
Konica Minolta, Inc.	525,900	5,295,294
NEC Corp.	271,800	9,133,835
Ricoh Co. Ltd.	780,200	8,311,381
Seiko Epson Corp.	335,700	5,225,169

		84,503,749

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	200,200	2,897,901

Tobacco — 0.8%
Japan Tobacco, Inc.	1,172,900	29,692,836

Trading Companies & Distributors — 4.0%
ITOCHU Corp.	1,545,100	28,343,630
Marubeni Corp.	1,820,200	14,187,728
Mitsubishi Corp.	1,664,000	48,768,912
Mitsui & Co. Ltd.	1,824,500	29,808,531
MonotaRO Co. Ltd.	143,100	3,055,611
Sojitz Corp.	1,178,700	4,531,792
Sumitomo Corp.	1,309,300	20,272,581
Toyota Tsusho Corp.	249,300	7,929,175

		156,897,960

Transportation Infrastructure — 0.2%
Japan Airport Terminal Co. Ltd.	76,900	2,946,516
Kamigumi Co. Ltd.	126,900	2,809,327
Mitsubishi Logistics Corp.	86,700	2,221,185

		7,977,028

Wireless Telecommunication Services — 3.8%
KDDI Corp.	1,829,000	45,696,894
NTT DOCOMO, Inc.	1,266,900	30,439,566
SoftBank Group Corp.	910,700	71,730,159

		147,866,619

TOTAL COMMON STOCKS (Cost $3,976,698,616)		3,913,251,408

SHORT-TERM INVESTMENTS — 0.0%(b)

INVESTMENT COMPANIES — 0.0%(b)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(c)(d) (Cost $223,158)	223,158	223,158

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.8%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60%(c)(d)	23,001,900	23,001,900
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(c)(d)	8,644,655	8,644,655

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $31,644,955)		31,646,555

Total Investments — 100.6% (Cost $4,008,566,729)		3,945,121,121
Liabilities in Excess of Other Assets — (0.6)%		(22,930,015)

Net Assets — 100.0%		3,922,191,106

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $30,456,396.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	56	03/2019	JPY	8,088,282	581,207

					581,207

Abbreviations

JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks(a)	$—	$3,913,251,408	$—	$3,913,251,408
Short-Term Investments
Investment Companies	223,158	—	—	223,158
Investment of cash collateral from securities loaned	31,646,555	—	—	31,646,555

Total Investments in Securities	$31,869,713	$3,913,251,408	$—	$3,945,121,121

Appreciation in Other Financial Instruments
Futures Contracts	$—	$581,207	$—	$581,207

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 100.0%
Brazil — 10.1%
Atacadao Distribuicao Comercio e Industria Ltda*	44,175	242,119
B3 SA - Brasil Bolsa Balcao*	115,871	999,797
Banco Bradesco SA*	50,744	560,143
Banco Bradesco SA (Preference)*	194,996	2,419,807
Banco BTG Pactual SA*	11,938	96,854
Banco do Brasil SA*	61,050	868,078
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	11,838	76,276
Banco Santander Brasil SA	23,057	303,891
BB Seguridade Participacoes SA	41,568	353,998
Bradespar SA (Preference)	13,178	101,639
Braskem SA (Preference), Class A	14,033	201,076
Centrais Eletricas Brasileiras SA*	49,144	503,944
Centrais Eletricas Brasileiras SA (Preference)*	35,099	391,678
Cia Brasileira de Distribuicao (Preference)*	20,961	559,083
Cia de Saneamento Basico do Estado de Sao Paulo*	53,002	630,263
Cia de Transmissao de Energia Eletrica Paulista (Preference)	7,261	156,500
Cia Energetica de Minas Gerais	12,157	54,065
Cia Energetica de Minas Gerais (Preference)	144,772	549,762
Cia Paranaense de Energia (Preference)	15,729	152,279
Cia Siderurgica Nacional SA*	44,832	125,380
Cielo SA	65,400	214,103
Cosan SA	12,134	147,683
EDP - Energias do Brasil SA*	45,868	211,155
Energisa SA	29,284	334,816
Engie Brasil Energia SA	26,911	308,792
Equatorial Energia SA	26,334	636,472
Estacio Participacoes SA	33,253	283,551
Gerdau SA (Preference)	76,809	329,585
Guararapes Confeccoes SA	1,011	43,528
Hypera SA*	61,930	540,818
IRB Brasil Resseguros SA	7,128	166,630
Itau Unibanco Holding SA (Preference)	273,612	2,909,266
Itausa - Investimentos Itau SA (Preference)	256,427	949,157
Kroton Educacional SA	199,141	624,090
Lojas Renner SA*	95,304	1,188,948
Magazine Luiza SA	9,873	484,744
Petrobras Distribuidora SA	24,981	182,536
Petroleo Brasileiro SA*	219,822	1,781,021
Petroleo Brasileiro SA (Preference)*	294,078	2,062,545
Porto Seguro SA	5,531	85,046
Qualicorp Consultoria e Corretora de Seguros SA	13,891	60,367
Sao Martinho SA	21,155	111,598
Smiles Fidelidade SA*	7,652	93,783
Sul America SA	12,939	113,880
Suzano Papel e Celulose SA	42,686	538,374
Telefonica Brasil SA (Preference)	64,653	863,115
Transmissora Alianca de Energia Eletrica SA	33,954	239,443
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	28,464	76,561
Vale SA	259,177	3,233,317

		28,161,556

Chile — 1.3%
AES Gener SA	434,526	131,862
Aguas Andinas SA, Class A	426,444	252,043
Banco de Chile	1,625,990	257,957
Banco de Credito e Inversiones SA	2,483	176,972
Banco Santander Chile	3,628,089	292,659
Cia Cervecerias Unidas SA	19,572	266,063
Colbun SA	1,085,795	246,696
Empresas CMPC SA	83,066	300,193
Empresas COPEC SA	36,421	499,831
Enel Americas SA	4,286,062	875,774
Engie Energia Chile SA	74,713	150,383
Itau CorpBanca	9,781,811	98,295
Parque Arauco SA	34,853	95,662

		3,644,390

China — 20.8%
Agile Group Holdings Ltd.	64,000	85,051
Agricultural Bank of China Ltd., Class H	1,306,000	618,329
Angang Steel Co. Ltd., Class H	68,000	51,153
Anhui Conch Cement Co. Ltd., Class H	81,500	444,447
ANTA Sports Products Ltd.	142,000	734,560
Autohome, Inc., ADR*	3,875	280,472
AviChina Industry & Technology Co. Ltd., Class H	167,000	111,414
BAIC Motor Corp. Ltd., Class H(a)	170,500	111,264
Baidu, Inc., ADR*	19,119	3,300,513
Bank of China Ltd., Class H	3,224,000	1,498,972
Bank of Communications Co. Ltd., Class H	330,000	280,519
BBMG Corp., Class H	160,000	54,888
Beijing Capital International Airport Co. Ltd., Class H	116,000	108,809
Beijing Enterprises Holdings Ltd.	34,500	196,123
Beijing Enterprises Water Group Ltd.*	606,000	350,901
Brilliance China Automotive Holdings Ltd.	322,000	304,879
BYD Electronic International Co. Ltd.	53,000	65,669
CGN Power Co. Ltd., Class H(a)	1,561,000	408,494
China BlueChemical Ltd., Class H	108,000	35,211
China Cinda Asset Management Co. Ltd., Class H	400,000	103,506
China CITIC Bank Corp. Ltd., Class H	351,000	228,675
China Coal Energy Co. Ltd., Class H	120,000	50,691
China Communications Construction Co. Ltd., Class H	305,000	306,046

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
China — continued
China Communications Services Corp. Ltd., Class H	178,000	167,110
China Conch Venture Holdings Ltd.	95,500	319,388
China Construction Bank Corp., Class H	3,785,000	3,409,534
China Eastern Airlines Corp. Ltd., Class H	186,000	114,556
China Everbright Bank Co. Ltd., Class H	134,000	64,686
China Everbright International Ltd.	249,000	251,446
China Everbright Ltd.	38,000	71,709
China Evergrande Group	93,000	293,337
China Galaxy Securities Co. Ltd., Class H	156,000	80,958
China Huarong Asset Management Co. Ltd., Class H(a)	410,000	83,484
China Jinmao Holdings Group Ltd.	244,000	123,859
China Life Insurance Co. Ltd., Class H	315,000	782,213
China Longyuan Power Group Corp. Ltd., Class H	198,000	148,224
China Medical System Holdings Ltd.	173,000	180,043
China Merchants Bank Co. Ltd., Class H	160,000	705,401
China Merchants Port Holdings Co. Ltd.	88,000	174,499
China Minsheng Banking Corp. Ltd., Class H	270,800	207,456
China Mobile Ltd.	736,000	7,740,765
China Molybdenum Co. Ltd., Class H	228,000	92,887
China National Building Material Co. Ltd., Class H	270,250	215,659
China Overseas Land & Investment Ltd.	168,000	633,718
China Pacific Insurance Group Co. Ltd., Class H	109,600	385,948
China Petroleum & Chemical Corp., Class H	1,490,000	1,245,930
China Power International Development Ltd.	613,000	158,183
China Railway Construction Corp. Ltd., Class H	131,000	181,918
China Railway Group Ltd., Class H	265,000	248,171
China Resources Cement Holdings Ltd.	146,000	148,281
China Resources Gas Group Ltd.	110,000	432,862
China Resources Land Ltd.	112,000	436,998
China Resources Pharmaceutical Group Ltd.(a)	230,000	327,996
China Resources Power Holdings Co. Ltd.	266,000	533,152
China Shenhua Energy Co. Ltd., Class H	198,500	505,197
China Southern Airlines Co. Ltd., Class H	202,000	144,753
China State Construction International Holdings Ltd.	120,000	114,405
China Taiping Insurance Holdings Co. Ltd.	61,400	169,497
China Telecom Corp. Ltd., Class H	1,934,000	1,050,009
China Traditional Chinese Medicine Holdings Co. Ltd.	340,000	221,926
China Unicom Hong Kong Ltd.	822,000	941,584
China Vanke Co. Ltd., Class H	55,700	225,869
Chongqing Changan Automobile Co. Ltd., Class B	98,200	49,952
Chongqing Rural Commercial Bank Co. Ltd., Class H	117,000	67,965
CIFI Holdings Group Co. Ltd.	140,000	92,632
CIMC Enric Holdings Ltd.	38,000	33,108
CITIC Ltd.	340,000	515,054
CITIC Securities Co. Ltd., Class H	97,000	198,577
CNOOC Ltd.	926,000	1,547,736
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	92,000	52,320
COSCO SHIPPING Ports Ltd.	120,000	125,253
Country Garden Holdings Co. Ltd.	312,000	443,506
CRRC Corp. Ltd., Class H	275,000	277,083
CSPC Pharmaceutical Group Ltd.	608,000	1,048,917
Dali Foods Group Co. Ltd.(a)	242,500	165,431
Datang International Power Generation Co. Ltd., Class H	396,000	103,349
Dongfeng Motor Group Co. Ltd., Class H	332,000	348,049
ENN Energy Holdings Ltd.	105,400	1,009,486
Far East Horizon Ltd.	91,000	93,932
Fosun International Ltd.	130,576	195,925
Future Land Development Holdings Ltd.	74,000	62,705
Fuyao Glass Industry Group Co. Ltd., Class H(a)	59,600	207,861
GCL-Poly Energy Holdings Ltd.*	720,000	57,155
Geely Automobile Holdings Ltd.	568,000	966,395
GF Securities Co. Ltd., Class H	64,800	93,083
Great Wall Motor Co. Ltd., Class H(b)	366,000	249,168
Greentown China Holdings Ltd.	31,500	28,174
Guangdong Investment Ltd.	406,000	775,330
Guangzhou Automobile Group Co. Ltd., Class H	369,200	400,983
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	34,000	131,499
Guangzhou R&F Properties Co. Ltd., Class H	43,600	86,979
Haitian International Holdings Ltd.	41,000	94,446
Haitong Securities Co. Ltd., Class H	144,000	162,991
Health & Happiness H&H International Holdings Ltd.*	18,500	112,700
Hengan International Group Co. Ltd.	84,000	657,128
Huadian Power International Corp. Ltd., Class H	222,000	103,360
Huaneng Power International, Inc., Class H	590,000	370,841
Huaneng Renewables Corp. Ltd., Class H	700,000	201,859

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
China — continued
Huatai Securities Co. Ltd., Class H(a)	72,600	135,920
Industrial & Commercial Bank of China Ltd., Class H	3,311,000	2,572,197
Inner Mongolia Yitai Coal Co. Ltd., Class B	59,800	69,517
Jiangsu Expressway Co. Ltd., Class H	86,000	124,507
Jiangxi Copper Co. Ltd., Class H	69,000	87,722
Jiayuan International Group Ltd.	48,000	23,151
Kingboard Holdings Ltd.	38,500	135,472
Kunlun Energy Co. Ltd.	166,000	177,343
KWG Group Holdings Ltd.	52,736	52,206
Lenovo Group Ltd.	516,000	376,706
Li Ning Co. Ltd.*	188,000	231,320
Logan Property Holdings Co. Ltd.	44,000	59,882
Longfor Group Holdings Ltd.	62,000	193,195
Luye Pharma Group Ltd.(a)	227,000	169,613
Maanshan Iron & Steel Co. Ltd., Class H	102,000	48,958
Momo, Inc., ADR*	6,805	207,076
New China Life Insurance Co. Ltd., Class H	36,800	156,683
People’s Insurance Co. Group of China Ltd. (The), Class H	348,000	144,576
PetroChina Co. Ltd., Class H	1,216,000	784,825
PICC Property & Casualty Co. Ltd., Class H	288,000	298,242
Ping An Insurance Group Co. of China Ltd., Class H	211,000	2,054,203
Poly Property Group Co. Ltd.	83,000	29,426
Postal Savings Bank of China Co. Ltd., Class H(a)	249,000	140,126
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	232,000	194,384
Shanghai Electric Group Co. Ltd., Class H	196,000	68,539
Shanghai Industrial Holdings Ltd.	34,000	71,612
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	116,700	249,029
Shenzhen Expressway Co. Ltd., Class H	50,000	56,736
Shenzhen International Holdings Ltd.	59,544	115,669
Shenzhen Investment Ltd.	132,829	46,334
Shenzhou International Group Holdings Ltd.	84,800	998,550
Shimao Property Holdings Ltd.	50,000	142,383
Sihuan Pharmaceutical Holdings Group Ltd.	565,000	119,299
Sino-Ocean Group Holding Ltd.	123,000	60,456
Sinopec Engineering Group Co. Ltd., Class H	101,000	99,280
Sinopec Shanghai Petrochemical Co. Ltd., Class H	204,000	96,928
Sinopharm Group Co. Ltd., Class H	142,800	638,184
Sinotrans Ltd., Class H	142,000	65,377
Sinotruk Hong Kong Ltd.	46,500	86,126
Sunac China Holdings Ltd.	94,000	374,394
Tianhe Chemicals Group Ltd.*‡(a)	20,000	—
Vipshop Holdings Ltd., ADR*	49,732	382,439
Weichai Power Co. Ltd., Class H	136,000	183,551
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	31,840	38,350
Yangzijiang Shipbuilding Holdings Ltd.	146,500	153,115
Yanzhou Coal Mining Co. Ltd., Class H	112,000	102,971
Yuexiu Property Co. Ltd.	268,000	52,096
YY, Inc., ADR*	2,850	197,875
Zhejiang Expressway Co. Ltd., Class H	100,000	102,962
Zhongsheng Group Holdings Ltd.	73,000	131,474
Zhuzhou CRRC Times Electric Co. Ltd., Class H	34,900	194,136
Zijin Mining Group Co. Ltd., Class H	332,000	124,597
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	90,600	36,860

		57,651,701

Colombia — 0.3%
Bancolombia SA	16,106	175,117
Bancolombia SA (Preference)	26,313	292,706
Ecopetrol SA	352,906	334,152
Grupo Aval Acciones y Valores SA (Preference)	238,153	82,069

		884,044

Czech Republic — 0.4%
CEZ A/S	25,918	654,259
Komercni banka A/S	5,021	202,445
Moneta Money Bank A/S(a)	34,324	116,748
O2 Czech Republic A/S	7,873	85,187

		1,058,639

Egypt — 0.1%
Commercial International Bank Egypt SAE	77,204	362,277

Greece — 0.2%
Alpha Bank AE*	92,274	92,583
Eurobank Ergasias SA*	121,346	75,925
JUMBO SA	14,848	242,689
Motor Oil Hellas Corinth Refineries SA	4,645	115,866
Mytilineos Holdings SA	9,906	93,600
National Bank of Greece SA*	36,623	41,163

		661,826

Hong Kong — 0.4%
Bosideng International Holdings Ltd.	306,000	58,544
China Gas Holdings Ltd.	93,400	298,134
Haier Electronics Group Co. Ltd.*	144,000	413,687
Kingboard Laminates Holdings Ltd.	59,000	61,065
Lee & Man Paper Manufacturing Ltd.	86,000	76,920
Nine Dragons Paper Holdings Ltd.	93,000	95,045

		1,003,395

Hungary — 0.4%
MOL Hungarian Oil & Gas plc	35,132	421,505
OTP Bank Nyrt.	15,360	633,655

		1,055,160

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
India — 9.6%
Adani Enterprises Ltd.	15,367	29,751
Ashok Leyland Ltd.	80,753	92,620
Asian Paints Ltd.	19,824	394,626
Aurobindo Pharma Ltd.	37,037	410,968
Bajaj Auto Ltd.	10,182	366,524
Bajaj Finance Ltd.	7,336	266,449
Bajaj Finserv Ltd.	1,617	138,901
Bandhan Bank Ltd.(a)	5,046	28,774
Bank of Baroda*	22,382	35,559
Bharat Petroleum Corp. Ltd.	58,098	283,245
Britannia Industries Ltd.	6,755	304,170
Canara Bank*	6,205	21,941
Coal India Ltd.	85,076	269,255
Colgate-Palmolive India Ltd.	7,654	137,915
Cummins India Ltd.	4,584	50,913
Dabur India Ltd.	61,970	386,758
Divi’s Laboratories Ltd.	11,068	234,835
DLF Ltd.	17,822	41,539
Dr Reddy’s Laboratories Ltd.	11,303	432,690
Exide Industries Ltd.	23,922	76,518
GAIL India Ltd.	31,513	147,502
GlaxoSmithKline Consumer Healthcare Ltd.	1,182	122,215
Glenmark Pharmaceuticals Ltd.	19,217	176,486
Godrej Consumer Products Ltd.	43,382	432,705
Havells India Ltd.	16,524	166,252
HCL Technologies Ltd.	38,356	543,290
HDFC Life Insurance Co. Ltd.*(a)	13,418	70,326
Hero MotoCorp Ltd.	11,530	424,745
Hindalco Industries Ltd.	52,261	153,972
Hindustan Petroleum Corp. Ltd.	35,490	117,080
Hindustan Unilever Ltd.	83,197	2,062,473
Hindustan Zinc Ltd.	13,628	50,048
Housing Development Finance Corp. Ltd.	72,788	1,972,462
ICICI Lombard General Insurance Co. Ltd.(a)	6,763	83,923
Indiabulls Housing Finance Ltd.	13,809	129,685
Indian Oil Corp. Ltd.	127,510	246,128
Infosys Ltd.	262,265	2,763,765
ITC Ltd.	344,083	1,349,807
Jindal Steel & Power Ltd.*	22,543	43,061
JSW Steel Ltd.	68,961	267,286
L&T Finance Holdings Ltd.	20,259	37,621
Larsen & Toubro Infotech Ltd.(a)	1,934	48,011
Larsen & Toubro Ltd.	23,288	430,955
LIC Housing Finance Ltd.	10,465	66,294
Mahindra & Mahindra Ltd.	42,140	404,157
Mangalore Refinery & Petrochemicals Ltd.	11,651	11,161
Marico Ltd.	52,983	273,529
Mphasis Ltd.	5,258	74,253
Nestle India Ltd.	2,725	441,220
NHPC Ltd.	342,207	120,558
NMDC Ltd.	44,212	60,433
NTPC Ltd.	276,085	542,866
Oil & Natural Gas Corp. Ltd.	179,326	356,954
Oil India Ltd.	15,859	37,437
Oracle Financial Services Software Ltd.	1,472	78,789
Page Industries Ltd.	574	189,056
Petronet LNG Ltd.	62,540	200,628
Pidilite Industries Ltd.	7,087	111,797
Piramal Enterprises Ltd.	11,850	339,907
Power Finance Corp. Ltd.	26,806	39,150
Power Grid Corp. of India Ltd.	106,757	283,664
REC Ltd.	91,128	160,316
Reliance Industries Ltd.	181,065	3,136,437
Reliance Power Ltd.*	76,338	28,455
Shriram Transport Finance Co. Ltd.	7,096	101,594
Steel Authority of India Ltd.*	57,719	38,322
Tata Consultancy Services Ltd.	62,143	1,762,758
Tata Power Co. Ltd. (The)	131,570	132,327
Tata Steel Ltd.	16,827	113,308
Tech Mahindra Ltd.	32,398	334,284
Torrent Power Ltd.	16,029	55,843
United Breweries Ltd.	7,807	157,150
UPL Ltd.	20,817	230,821
Vedanta Ltd.	97,395	271,841
Wipro Ltd.	74,789	389,067
Yes Bank Ltd.	72,136	198,046

		26,586,171

Indonesia — 5.9%
Adaro Energy Tbk. PT	1,828,900	182,770
Astra International Tbk. PT	4,112,500	2,494,856
Bank Central Asia Tbk. PT	1,238,100	2,504,570
Bank Danamon Indonesia Tbk. PT	396,800	258,766
Bank Mandiri Persero Tbk. PT	2,375,300	1,272,980
Bank Negara Indonesia Persero Tbk. PT	950,800	620,357
Bank Rakyat Indonesia Persero Tbk. PT	6,788,000	1,881,565
Bukit Asam Tbk. PT	581,200	179,820
Bumi Serpong Damai Tbk. PT*	970,300	92,694
Charoen Pokphand Indonesia Tbk. PT	1,363,600	722,786
Gudang Garam Tbk. PT	94,000	563,048
Hanjaya Mandala Sampoerna Tbk. PT	1,781,400	488,755
Indah Kiat Pulp & Paper Corp. Tbk. PT	378,600	354,502
Indofood CBP Sukses Makmur Tbk. PT	460,200	355,703
Matahari Department Store Tbk. PT	471,400	236,968
Perusahaan Gas Negara Persero Tbk.	2,346,700	433,480
Semen Indonesia Persero Tbk. PT	452,800	411,479
Telekomunikasi Indonesia Persero Tbk. PT	10,439,800	2,913,528
United Tractors Tbk. PT	234,100	431,752
Vale Indonesia Tbk. PT*	288,900	80,131

		16,480,510

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Kuwait — 0.7%
Agility Public Warehousing Co. KSC	73,987	189,059
Boubyan Bank KSCP	46,887	89,625
Kuwait Finance House KSCP	212,500	426,543
Mobile Telecommunications Co. KSC	344,856	523,717
National Bank of Kuwait SAKP	202,358	579,884

		1,808,828

Malaysia — 5.7%
AirAsia Group Bhd.	306,400	228,410
AMMB Holdings Bhd.	245,100	270,251
British American Tobacco Malaysia Bhd.	28,800	270,514
Bumi Armada Bhd.*	488,400	23,901
CIMB Group Holdings Bhd.	864,055	1,189,430
Dialog Group Bhd.	658,700	483,349
Genting Bhd.	464,400	788,443
Hartalega Holdings Bhd.	326,900	432,556
Hong Leong Bank Bhd.	80,468	406,425
Hong Leong Financial Group Bhd.	29,400	141,720
Malayan Banking Bhd.	749,508	1,748,555
Malaysia Airports Holdings Bhd.	137,200	270,135
Maxis Bhd.	434,000	610,477
Nestle Malaysia Bhd.	12,300	446,119
Petronas Chemicals Group Bhd.	408,400	844,033
Petronas Dagangan Bhd.	59,400	383,691
Petronas Gas Bhd.	174,600	771,783
PPB Group Bhd.	136,160	604,727
Press Metal Aluminium Holdings Bhd.	267,400	282,660
Public Bank Bhd.	395,200	2,393,910
RHB Bank Bhd.	143,300	190,295
Sime Darby Bhd.	545,400	299,628
Tenaga Nasional Bhd.	889,500	2,808,826

		15,889,838

Mexico — 3.8%
Alfa SAB de CV, Class A	258,539	326,245
Alpek SAB de CV*	28,223	38,477
Banco del Bajio SA(a)	40,454	84,410
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	99,518	148,427
Cemex SAB de CV*	1,288,247	698,617
El Puerto de Liverpool SAB de CV, Class C1	26,381	172,836
Fibra Uno Administracion SA de CV, REIT	177,027	243,291
Fomento Economico Mexicano SAB de CV	280,786	2,554,969
Gruma SAB de CV, Class B	27,730	338,739
Grupo Aeroportuario del Centro Norte SAB de CV	27,340	152,711
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,031	270,231
Grupo Aeroportuario del Sureste SAB de CV, Class B	17,250	312,376
Grupo Carso SAB de CV, Series A1	40,843	160,192
Grupo Elektra SAB de CV	3,786	205,513
Grupo Financiero Banorte SAB de CV, Class O	165,072	918,062
Grupo Financiero Inbursa SAB de CV, Class O	131,775	190,404
Grupo Mexico SAB de CV, Series B	267,785	637,315
Industrias Penoles SAB de CV	9,243	126,163
Infraestructura Energetica Nova SAB de CV	79,999	313,767
Kimberly-Clark de Mexico SAB de CV, Class A*	111,337	186,491
Megacable Holdings SAB de CV	40,001	179,921
Mexichem SAB de CV	76,880	205,887
Nemak SAB de CV(a)	79,481	62,305
Promotora y Operadora de Infraestructura SAB de CV	18,238	185,601
Regional SAB de CV	13,311	70,438
Wal-Mart de Mexico SAB de CV	689,281	1,810,592

		10,593,980

Pakistan — 0.0%(c)
Oil & Gas Development Co. Ltd.	37,300	40,608

Peru — 0.3%
Credicorp Ltd.	3,919	952,160

Philippines — 1.2%
Ayala Corp.	31,675	564,917
Ayala Land, Inc.	890,700	761,022
Globe Telecom, Inc.	6,555	254,952
GT Capital Holdings, Inc.	11,758	241,499
International Container Terminal Services, Inc.	168,840	350,576
Manila Electric Co.	54,630	384,304
Metro Pacific Investments Corp.	3,191,200	298,307
Metropolitan Bank & Trust Co.	204,230	329,662

		3,185,239

Qatar — 1.4%
Barwa Real Estate Co.	12,807	143,612
Commercial Bank PQSC (The)	13,320	155,279
Doha Bank QPSC	10,204	59,239
Industries Qatar QSC	18,793	740,945
Masraf Al Rayan QSC	24,685	276,764
Qatar Electricity & Water Co. QSC	7,916	410,520
Qatar Gas Transport Co. Ltd.	25,452	139,872
Qatar Islamic Bank SAQ	7,824	340,003
Qatar National Bank QPSC	29,877	1,624,647

		3,890,881

Romania — 0.1%
NEPI Rockcastle plc	22,848	216,030

Russia — 6.1%
Aeroflot PJSC	73,762	121,741
Alrosa PJSC	203,488	307,299
Federal Grid Co. Unified Energy System PJSC	42,251,044	107,782
Gazprom PJSC	874,759	2,179,505
Inter RAO UES PJSC	6,171,508	361,391
LUKOIL PJSC	40,831	3,291,409
Magnit PJSC	10,308	656,675
Magnitogorsk Iron & Steel Works PJSC	145,776	96,631
MMC Norilsk Nickel PJSC	3,815	798,579

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Russia — continued
Mobile TeleSystems PJSC	157,553	631,033
Moscow Exchange MICEX-RTS PJSC*	95,544	135,916
Novatek PJSC	89,111	1,563,379
Novolipetsk Steel PJSC	72,012	167,741
PhosAgro PJSC	2,909	115,118
Polyus PJSC, GDR(a)	3,625	151,403
Rosneft Oil Co. PJSC	97,211	611,394
ROSSETI PJSC	4,749,948	71,401
Rostelecom PJSC	137,652	152,248
RusHydro PJSC	18,664,760	146,574
Sberbank of Russia PJSC	689,309	2,304,151
Severstal PJSC	15,491	236,997
Surgutneftegas PJSC	593,713	248,490
Surgutneftegas PJSC (Preference)	654,884	405,575
Tatneft PJSC	124,440	1,533,791
Tatneft PJSC (Preference)	12,255	106,796
Transneft PJSC (Preference)	127	339,552
VTB Bank PJSC	335,876,933	194,137

		17,036,708

Singapore — 0.0%(c)
Yanlord Land Group Ltd.	27,700	26,190

South Africa — 5.8%
Absa Group Ltd.	47,629	668,395
African Rainbow Minerals Ltd.	8,509	95,517
Anglo American Platinum Ltd.	5,013	241,977
Attacq Ltd., REIT	46,813	56,647
AVI Ltd.	47,410	332,562
Barloworld Ltd.	19,875	182,157
Bid Corp. Ltd.	47,208	1,013,097
Bidvest Group Ltd. (The)	31,615	484,885
Capitec Bank Holdings Ltd.	3,561	314,114
Clicks Group Ltd.	34,800	516,605
Coronation Fund Managers Ltd.	17,560	54,743
Discovery Ltd.	23,019	276,723
Exxaro Resources Ltd.	20,847	242,987
FirstRand Ltd.	213,705	1,122,972
Fortress REIT Ltd., Class A, REIT	78,256	113,445
Fortress REIT Ltd., Class B, REIT	56,547	66,357
Growthpoint Properties Ltd., REIT	194,039	380,022
Harmony Gold Mining Co. Ltd.*	36,254	72,800
Hyprop Investments Ltd., REIT	16,854	114,361
Impala Platinum Holdings Ltd.*	55,862	164,073
Imperial Logistics Ltd.	15,650	80,266
Investec Ltd.	20,200	133,143
JSE Ltd.	5,727	70,902
Kumba Iron Ore Ltd.	4,275	110,040
Liberty Holdings Ltd.	7,885	63,502
Mr Price Group Ltd.	35,416	596,157
Nedbank Group Ltd.	26,990	584,138
Pick n Pay Stores Ltd.	49,029	256,720
Rand Merchant Investment Holdings Ltd.	50,223	140,213
Redefine Properties Ltd., REIT	352,788	281,121
Remgro Ltd.	48,337	771,116
Resilient REIT Ltd., REIT	19,135	93,210
Reunert Ltd.	15,096	80,239
RMB Holdings Ltd.	50,255	318,232
Sanlam Ltd.	117,062	744,105
Santam Ltd.	2,775	63,614
Sappi Ltd.	46,161	272,702
Sasol Ltd.	46,273	1,399,954
SPAR Group Ltd. (The)	27,501	414,975
Standard Bank Group Ltd.	85,800	1,267,670
Super Group Ltd.*	33,869	87,764
Telkom SA SOC Ltd.	48,053	243,133
Truworths International Ltd.	60,758	369,792
Tsogo Sun Holdings Ltd.	76,725	113,782
Vodacom Group Ltd.	104,080	947,065
Vukile Property Fund Ltd., REIT	52,037	82,388

		16,100,382

Taiwan — 16.1%
Advantech Co. Ltd.	43,000	324,256
ASE Technology Holding Co. Ltd.*	382,500	769,259
Asia Cement Corp.	263,000	316,221
AU Optronics Corp.	1,003,000	393,175
Catcher Technology Co. Ltd.	86,000	662,032
Cathay Financial Holding Co. Ltd.	687,000	987,959
Chailease Holding Co. Ltd.	103,000	384,699
Chang Hwa Commercial Bank Ltd.	535,600	313,925
Chicony Electronics Co. Ltd.	65,551	144,650
China Development Financial Holding Corp.	1,213,000	398,441
China Life Insurance Co. Ltd.	226,838	206,670
China Steel Corp.	1,278,000	1,065,608
Compal Electronics, Inc.	468,000	280,650
CTBC Financial Holding Co. Ltd.	1,582,395	1,077,520
Delta Electronics, Inc.	247,000	1,234,203
E.Sun Financial Holding Co. Ltd.	898,582	629,818
Eclat Textile Co. Ltd.	34,000	390,759
Eva Airways Corp.	355,850	173,983
Far Eastern New Century Corp.	636,000	624,262
Feng TAY Enterprise Co. Ltd.	54,000	344,146
First Financial Holding Co. Ltd.	850,501	567,146
Formosa Chemicals & Fibre Corp.	354,000	1,231,971
Formosa Petrochemical Corp.	142,000	504,232
Formosa Plastics Corp.	504,000	1,686,642
Formosa Taffeta Co. Ltd.	166,000	191,577
Foxconn Technology Co. Ltd.	124,533	243,026
Fubon Financial Holding Co. Ltd.	643,000	942,790
Globalwafers Co. Ltd.	24,000	237,329
Hon Hai Precision Industry Co. Ltd.*	1,360,992	3,154,677
Hua Nan Financial Holdings Co. Ltd.	750,951	453,657
Inventec Corp.	346,000	270,148
Largan Precision Co. Ltd.	18,000	2,288,672
Lite-On Technology Corp.	243,000	362,859
Mega Financial Holding Co. Ltd.	951,233	830,406
Nan Ya Plastics Corp.	581,000	1,451,731
Nanya Technology Corp.	94,737	192,401
Novatek Microelectronics Corp.	64,000	336,226
Oriental Union Chemical Corp.	73,000	63,267
Pegatron Corp.	227,000	387,759
Pou Chen Corp.	430,000	521,500
President Chain Store Corp.	92,000	977,168
Quanta Computer, Inc.	303,000	558,352

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Taiwan — continued
Realtek Semiconductor Corp.	54,000	295,928
Shin Kong Financial Holding Co. Ltd.	833,119	239,310
SinoPac Financial Holdings Co. Ltd.	920,580	314,115
Synnex Technology International Corp.	154,200	192,687
Taishin Financial Holding Co. Ltd.	863,604	385,187
Taiwan Business Bank	366,957	133,253
Taiwan Cement Corp.	513,000	635,812
Taiwan Cooperative Financial Holding Co. Ltd.	790,944	479,717
Taiwan Fertilizer Co. Ltd.*	75,000	106,593
Taiwan High Speed Rail Corp.	239,000	244,699
Taiwan Mobile Co. Ltd.	294,000	1,050,608
Taiwan Semiconductor Manufacturing Co. Ltd.	1,083,000	8,033,662
Unimicron Technology Corp.	147,000	109,979
Uni-President Enterprises Corp.	777,000	1,841,251
United Microelectronics Corp.	1,351,000	515,971
Vanguard International Semiconductor Corp.	103,000	228,594
Walsin Lihwa Corp.	349,000	202,451
Walsin Technology Corp.	55,000	318,231
Wistron Corp.	315,523	221,133
Yageo Corp.	45,000	492,047
Yuanta Financial Holding Co. Ltd.	979,665	548,129

		44,765,129

Thailand — 6.6%
Advanced Info Service PCL	253,500	1,454,169
Bangkok Bank PCL, NVDR	24,300	167,682
Bangkok Bank PCL	37,800	267,958
Bangkok Dusit Medical Services PCL	1,973,700	1,492,320
Bangkok Expressway & Metro PCL	1,479,800	493,648
Bangkok Life Assurance PCL, NVDR	67,600	59,618
Banpu PCL	627,400	333,355
Central Pattana PCL	317,500	812,502
Delta Electronics Thailand PCL	70,400	156,775
Electricity Generating PCL	63,000	528,866
Energy Absolute PCL	374,500	571,594
Glow Energy PCL	92,400	273,234
Gulf Energy Development PCL	82,100	229,360
Home Product Center PCL	1,156,600	578,581
Indorama Ventures PCL	258,500	398,627
Intouch Holdings PCL, NVDR	294,500	512,310
IRPC PCL	1,484,600	274,079
Krung Thai Bank PCL	795,500	505,239
Land & Houses PCL, NVDR	843,000	289,132
PTT Exploration & Production PCL	200,100	790,366
PTT Global Chemical PCL	269,400	586,355
PTT PCL	2,070,800	3,251,621
Ratchaburi Electricity Generating Holding PCL	174,400	310,151
Siam Cement PCL (The) (Registered)	131,500	1,969,716
Siam Commercial Bank PCL (The)	311,800	1,335,827
Thai Airways International PCL*	221,500	94,573
Thai Oil PCL	147,200	340,279
TMB Bank PCL	2,740,800	193,344

		18,271,281

Turkey — 1.1%
Akbank T.A.S.	186,658	256,339
BIM Birlesik Magazalar A/S	31,723	554,343
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	125,324	38,327
Enerjisa Enerji A/S(a)	38,704	41,995
Enka Insaat ve Sanayi A/S	57,917	55,426
Eregli Demir ve Celik Fabrikalari TAS	112,349	184,526
Ford Otomotiv Sanayi A/S	8,937	103,706
Haci Omer Sabanci Holding A/S	59,705	108,371
Iskenderun Demir ve Celik A/S	12,353	16,184
KOC Holding A/S	70,683	237,008
Koza Altin Isletmeleri A/S*	3,798	39,440
Petkim Petrokimya Holding A/S	67,180	75,057
Soda Sanayii A/S	32,681	45,403
TAV Havalimanlari Holding A/S	16,187	87,406
Tekfen Holding A/S	16,751	79,903
Tofas Turk Otomobil Fabrikasi A/S	17,334	70,686
Tupras Turkiye Petrol Rafinerileri A/S	10,195	274,303
Turk Hava Yollari AO*	78,458	233,723
Turkiye Garanti Bankasi A/S	140,014	245,647
Turkiye Halk Bankasi A/S	41,144	60,655
Turkiye Is Bankasi A/S, Class C	94,247	103,723
Turkiye Sise ve Cam Fabrikalari A/S	56,830	74,782
Turkiye Vakiflar Bankasi TAO, Class D	69,774	64,664
Ulker Biskuvi Sanayi A/S	21,561	76,929
Yapi ve Kredi Bankasi A/S*	103,264	39,021

		3,167,567

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	130,651	333,170
Aldar Properties PJSC	258,376	112,112
Arabtec Holding PJSC	68,799	40,529
Dana Gas PJSC	502,169	122,914
DP World Ltd.	15,212	270,774
Dubai Islamic Bank PJSC	110,251	153,142
Emaar Development PJSC	53,653	58,427
Emaar Malls PJSC	134,412	57,542
Emaar Properties PJSC	235,279	277,459
Emirates Telecommunications Group Co. PJSC	285,018	1,322,052
First Abu Dhabi Bank PJSC	182,584	733,609

		3,481,730

United Kingdom — 0.1%
Mondi Ltd.	9,801	243,716

United States — 0.2%
JBS SA	132,510	548,250

TOTAL COMMON STOCKS (Cost $260,017,080)		277,768,186

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0%(c)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(d)(e) (Cost $131,760)	131,760	131,760

Total Investments — 100.0% (Cost $260,148,840)		277,899,946
Liabilities in Excess of Other Assets — 0.0%(c)		(20,596)

Net Assets — 100.0%		277,879,350

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.1%
Oil, Gas & Consumable Fuels	11.8
Wireless Telecommunication Services	4.9
Semiconductors & Semiconductor Equipment	3.8
Metals & Mining	3.7
Chemicals	3.4
Electric Utilities	3.3
Electronic Equipment, Instruments & Components	3.2
Insurance	2.8
Diversified Telecommunication Services	2.8
Food & Staples Retailing	2.5
Real Estate Management & Development	2.4
Food Products	2.3
Automobiles	2.3
IT Services	2.2
Diversified Financial Services	1.8
Construction Materials	1.8
Independent Power and Renewable Electricity Producers	1.7
Pharmaceuticals	1.5
Interactive Media & Services	1.4
Industrial Conglomerates	1.4
Textiles, Apparel & Luxury Goods	1.3
Gas Utilities	1.3
Technology Hardware, Storage & Peripherals	1.3
Transportation Infrastructure	1.2
Beverages	1.1
Capital Markets	1.1
Tobacco	1.0
Others (each less than 1.0%)	10.6

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MICEX	Moscow Interbank Currency Exchange
NVDR	Non-voting depository receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $124,584.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	9	03/2019	USD	478,665	42,556

					42,556

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
China	$4,462,307	$53,189,394	$—	(a)	$57,651,701
Czech Republic	85,187	973,452	—		1,058,639
Egypt	—	362,277	—		362,277
Greece	242,689	419,137	—		661,826
Hong Kong	—	1,003,395	—		1,003,395
Hungary	—	1,055,160	—		1,055,160
India	—	26,586,171	—		26,586,171
Indonesia	—	16,480,510	—		16,480,510
Malaysia	—	15,889,838	—		15,889,838
Pakistan	—	40,608	—		40,608
Philippines	350,576	2,834,663	—		3,185,239
Qatar	214,518	3,676,363	—		3,890,881
Romania	—	216,030	—		216,030
Russia	16,885,305	151,403	—		17,036,708
Singapore	—	26,190	—		26,190
South Africa	1,875,649	14,224,733	—		16,100,382
Taiwan	—	44,765,129	—		44,765,129
Thailand	8,963,248	9,308,033	—		18,271,281
Turkey	—	3,167,567	—		3,167,567
United Arab Emirates	329,201	3,152,529	—		3,481,730
United Kingdom	—	243,716	—		243,716
Other Common Stocks	46,593,208	—	—		46,593,208

Total Common Stocks	80,001,888	197,766,298	—	(a)	277,768,186

Investment of cash collateral from securities loaned	131,760	—	—		131,760

Total Investments in Securities	$80,133,648	$197,766,298	$—	(a)	$277,899,946

Appreciation in Other Financial Instruments
Futures Contracts	$42,556	$—	$—		$42,556

(a)	Value is zero.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS — 100.4%
United States — 100.4%
JPMorgan Diversified Return Europe Equity ETF(a) (Cost $6,633,556)	121,697	6,609,048

Total Investments — 100.4% (Cost $6,633,556)		6,609,048
Liabilities in excess of other assets — (0.4)%		(26,523)

Net Assets — 100.0%		6,582,525

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange Traded Fund
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1	03/2019	EUR	36,134	1,278

					1,278

Abbreviations

EUR	Euro

Forward foreign currency exchange contracts outstanding as of January 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	13,695	USD	17,295	Citibank, NA	2/5/2019	669
GBP	50,300	USD	64,169	Goldman Sachs International	2/5/2019	1,807
GBP	10,868	USD	13,876	HSBC Bank, NA	2/5/2019	379
NOK	101,833	USD	11,780	Societe Generale	2/5/2019	295
USD	589,514	CHF	579,424	Goldman Sachs International	2/5/2019	6,801
USD	279,372	DKK	1,818,425	Toronto Dominion Bank	2/5/2019	550
USD	3,475,324	EUR	3,031,056	Australia and New Zealand Banking Group Ltd.	2/5/2019	5,690
USD	5,193	EUR	4,517	BNP Paribas	2/5/2019	23
USD	21,389	EUR	18,632	Merrill Lynch International	2/5/2019	62
USD	3,731	SEK	33,486	Merrill Lynch International	2/5/2019	30
USD	427,531	SEK	3,779,686	Toronto Dominion Bank	2/5/2019	9,777
USD	555,988	CHF	550,097	Goldman Sachs International	3/5/2019	1,402
USD	280,210	DKK	1,818,425	BNP Paribas	3/5/2019	729
USD	22,200	DKK	144,055	Merrill Lynch International	3/5/2019	60
USD	3,621,858	EUR	3,147,966	Citibank, NA	3/5/2019	10,474
USD	1,558,476	GBP	1,182,931	BNP Paribas	3/5/2019	4,793
USD	88,485	GBP	67,168	Goldman Sachs International	3/5/2019	265
USD	9,291	NOK	78,157	Goldman Sachs International	3/5/2019	12
USD	158,118	NOK	1,329,222	HSBC Bank, NA	3/5/2019	314
USD	27,919	PLN	103,570	Citibank, NA	3/5/2019	73

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	433,648	SEK	3,913,839	BNP Paribas	3/5/2019	177

Total unrealized appreciation						44,382

CHF	579,424	USD	584,778	Goldman Sachs International	2/5/2019	(2,065)
DKK	1,818,425	USD	279,500	BNP Paribas	2/5/2019	(678)
EUR	2,944,240	USD	3,379,503	Citibank, NA	2/5/2019	(9,247)
EUR	140,288	USD	160,848	Societe Generale	2/5/2019	(261)
GBP	1,182,931	USD	1,556,248	BNP Paribas	2/5/2019	(4,638)
NOK	1,329,222	USD	157,910	HSBC Bank, NA	2/5/2019	(299)
PLN	103,570	USD	27,895	Citibank, NA	2/5/2019	(70)
SEK	3,576,013	USD	395,344	BNP Paribas	2/5/2019	(101)
SEK	237,159	USD	26,800	Merrill Lynch International	2/5/2019	(587)
USD	34,573	EUR	30,324	Merrill Lynch International	2/5/2019	(138)
USD	1,604,647	GBP	1,257,793	Citibank, NA	2/5/2019	(45,159)
USD	165,540	NOK	1,431,055	Toronto Dominion Bank	2/5/2019	(4,147)
USD	13,159	PLN	49,406	BNP Paribas	2/5/2019	(114)
USD	14,431	PLN	54,164	Citibank, NA	2/5/2019	(120)
EUR	14,662	USD	16,828	Merrill Lynch International	3/5/2019	(8)
GBP	5,848	USD	7,682	Merrill Lynch International	3/5/2019	(1)

Total unrealized depreciation						(67,633)

Net unrealized depreciation						(23,251)

Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$6,609,048	$—	$—	$6,609,048

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$44,382	$—	$44,382
Futures Contracts	—	1,278	—	1,278

Total Appreciation in Other Financial Instruments	$—	$45,660	$—	$45,660

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(67,633)	$—	$(67,633)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.7%
Australia — 0.9%
BHP Group plc	4,107	91,762
Rio Tinto plc	1,838	101,682

		193,444

Austria — 1.0%
ANDRITZ AG	303	14,958
OMV AG	1,657	82,391
Verbund AG	1,230	62,862
voestalpine AG	1,779	56,850

		217,061

Belgium — 2.1%
Ageas	1,435	66,722
bpost SA	294	2,695
Colruyt SA	1,151	82,661
Groupe Bruxelles Lambert SA	34	3,204
Proximus SADP	3,022	81,128
Solvay SA	628	68,370
UCB SA	935	81,021
Umicore SA	1,514	64,008

		449,809

Chile — 0.3%
Antofagasta plc	6,144	70,238

Denmark — 4.4%
Ambu A/S, Class B	1,699	45,262
Carlsberg A/S, Class B	579	66,286
Chr Hansen Holding A/S	927	88,033
Coloplast A/S, Class B	770	70,339
DSV A/S	994	79,330
GN Store Nord A/S	1,797	77,462
H Lundbeck A/S	1,527	67,050
ISS A/S	471	13,349
Novo Nordisk A/S, Class B	1,830	85,765
Novozymes A/S, Class B	1,458	60,970
Orsted A/S(a)	1,287	93,002
Rockwool International A/S, Class B	50	13,411
Tryg A/S(b)	2,201	56,155
Vestas Wind Systems A/S	959	79,274
William Demant Holding A/S*	2,149	67,888

		963,576

Finland — 3.9%
Elisa OYJ	2,015	84,303
Fortum OYJ	3,753	85,298
Kesko OYJ, Class B	1,230	70,778
Kone OYJ, Class B	1,639	79,693
Neste OYJ	1,071	98,125
Nokia OYJ	13,053	82,465
Orion OYJ, Class B	2,294	81,095
Sampo OYJ, Class A	1,867	85,537
Stora Enso OYJ, Class R	4,928	66,293
UPM-Kymmene OYJ	2,475	71,878
Wartsila OYJ Abp	2,893	47,239

		852,704

France — 15.1%
Accor SA	1,332	57,930
Aeroports de Paris	257	49,164
Air Liquide SA	695	84,373
Arkema SA	678	64,239
Atos SE	778	70,938
AXA SA	1,351	31,330
BioMerieux	236	16,663
Bouygues SA	894	31,642
Bureau Veritas SA	798	17,728
Capgemini SE	719	79,403
Casino Guichard Perrachon SA	591	29,079
Cie Generale des Etablissements Michelin SCA	592	64,304
Cie Plastic Omnium SA	683	18,782
CNP Assurances	1,596	36,259
Covivio, REIT	687	70,222
Danone SA	905	65,858
Dassault Aviation SA	30	44,674
Dassault Systemes SE	528	66,175
Edenred	1,438	58,235
Eiffage SA	632	59,210
Electricite de France SA	5,095	84,335
Engie SA	4,916	78,810
EssilorLuxottica SA	548	69,420
Eurazeo SE	207	15,386
Eutelsat Communications SA	3,922	83,173
Faurecia SA	843	36,881
Gecina SA, REIT	418	61,430
Hermes International	105	62,925
Imerys SA	597	31,455
Ingenico Group SA	870	47,422
Ipsen SA	487	61,282
Kering SA	175	87,767
Klepierre SA, REIT	628	21,521
Lagardere SCA	1,459	38,121
Legrand SA	894	52,966
L’Oreal SA	326	78,574
LVMH Moet Hennessy Louis Vuitton SE	283	90,787
Natixis SA	2,275	11,662
Orange SA	4,902	76,032
Orpea	366	36,283
Pernod Ricard SA	450	74,661
Peugeot SA	3,804	95,691
Publicis Groupe SA	1,062	64,846
Renault SA	715	50,597
Rubis SCA	567	33,845
Safran SA	637	83,695
Sanofi	943	81,964
Sartorius Stedim Biotech	408	44,972
Schneider Electric SE	893	63,512
SCOR SE	770	32,401
SEB SA	62	9,507
Societe BIC SA(b)	390	39,059
Sodexo SA(b)	808	84,114
Thales SA	575	63,589
TOTAL SA	1,544	84,644
Ubisoft Entertainment SA*	670	59,460
Valeo SA	1,387	43,390
Veolia Environnement SA	3,447	72,820
Vinci SA	590	51,914

		3,277,121

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Germany — 12.6%
Allianz SE (Registered)	218	46,254
Axel Springer SE	987	60,432
BASF SE	1,072	78,532
Bayer AG (Registered)	928	70,339
Bayerische Motoren Werke AG	763	64,283
Carl Zeiss Meditec AG	530	48,104
CECONOMY AG	3,683	17,284
Continental AG	294	46,463
Covestro AG(a)	1,091	60,288
Deutsche Boerse AG	342	45,537
Deutsche Lufthansa AG (Registered)	3,438	86,796
Deutsche Post AG (Registered)	1,299	38,367
Deutsche Telekom AG (Registered)	4,822	78,410
Deutsche Wohnen SE	1,571	78,483
E.ON SE	3,696	41,086
Evonik Industries AG	2,065	56,475
Fielmann AG	415	28,177
Fraport AG Frankfurt Airport Services Worldwide	327	25,844
Fresenius Medical Care AG & Co. KGaA	943	69,358
Fresenius SE & Co. KGaA	1,111	57,605
FUCHS PETROLUB SE (Preference)	923	43,298
Hannover Rueck SE	321	46,331
Hella GmbH & Co. KGaA	507	23,062
Henkel AG & Co. KGaA (Preference)	727	70,762
HOCHTIEF AG	171	25,576
HUGO BOSS AG	806	57,790
Infineon Technologies AG	3,615	80,410
Innogy SE*	1,758	75,257
LEG Immobilien AG	651	76,474
Merck KGaA	681	71,504
MTU Aero Engines AG	382	82,375
Porsche Automobil Holding SE (Preference)	1,010	65,677
ProSiebenSat.1 Media SE	2,470	44,091
Puma SE	119	66,265
Rheinmetall AG	139	14,438
RWE AG	3,849	95,731
SAP SE	831	85,930
Scout24 AG(a)	950	44,663
Siemens AG (Registered)	438	48,092
Siemens Healthineers AG*(a)	1,451	57,259
Symrise AG	774	64,289
Talanx AG	762	28,313
Telefonica Deutschland Holding AG	14,822	51,964
TUI AG	3,135	47,468
Uniper SE	2,574	74,638
United Internet AG (Registered)	1,351	53,603
Volkswagen AG (Preference)	263	44,859
Vonovia SE	1,580	79,409
Wacker Chemie AG	274	28,987

		2,746,632

Ireland — 0.5%
Paddy Power Betfair plc	601	49,345
Smurfit Kappa Group plc	1,772	51,097

		100,442

Italy — 5.0%
A2A SpA	46,910	85,593
Assicurazioni Generali SpA	4,366	76,437
Atlantia SpA	2,534	59,977
DiaSorin SpA	357	32,692
Enel SpA	15,846	95,772
Eni SpA	5,243	88,899
Intesa Sanpaolo SpA	26,023	59,544
Italgas SpA	11,020	66,720
Mediobanca Banca di Credito Finanziario SpA	2,822	24,593
Moncler SpA	1,926	72,484
Poste Italiane SpA(a)	8,362	72,011
Recordati SpA	2,011	72,871
Saipem SpA*	13,285	63,157
Snam SpA	17,748	84,753
Terna Rete Elettrica Nazionale SpA	15,274	94,135
UnipolSai Assicurazioni SpA	12,402	30,958

		1,080,596

Jordan — 0.3%
Hikma Pharmaceuticals plc	2,770	58,602

Kazakhstan — 0.3%
KAZ Minerals plc	8,917	69,627

Luxembourg — 1.1%
ArcelorMittal	2,777	64,141
RTL Group SA	770	42,118
SES SA, FDR	3,861	78,692
Tenaris SA	4,058	50,973

		235,924

Netherlands — 4.9%
Aalberts Industries NV	647	22,661
ABN AMRO Group NV, CVA(a)	971	24,213
Aegon NV	11,712	60,337
Akzo Nobel NV	760	65,411
Altice Europe NV*	14,308	29,186
ASML Holding NV	487	85,161
ASR Nederland NV	1,522	64,195
Gemalto NV*	801	46,446
Heineken Holding NV	491	42,625
Heineken NV	527	47,335
Koninklijke Ahold Delhaize NV	3,270	86,152
Koninklijke DSM NV	907	84,819
Koninklijke KPN NV	27,886	85,728
Koninklijke Philips NV	2,163	85,276
NN Group NV	1,706	72,040
Randstad NV	83	4,001
Royal Dutch Shell plc, Class B	2,604	80,851
Wolters Kluwer NV	1,389	86,383

		1,072,820

Norway — 2.5%
Aker BP ASA	2,216	73,838
DNB ASA	3,419	60,685
Equinor ASA	3,602	82,364

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Norway — continued
Gjensidige Forsikring ASA	1,690	29,191
Mowi ASA	3,582	79,128
Norsk Hydro ASA	13,338	61,835
Orkla ASA	7,963	64,360
Telenor ASA	4,422	83,717

		535,118

Poland — 0.4%
Grupa Lotos SA	606	15,151
Polski Koncern Naftowy ORLEN SA	2,163	60,944
Polskie Gornictwo Naftowe i Gazownictwo SA	7,198	14,776

		90,871

Portugal — 0.9%
EDP - Energias de Portugal SA	24,459	89,339
Galp Energia SGPS SA	4,673	73,013
Jeronimo Martins SGPS SA	1,862	26,389

		188,741

Russia — 0.8%
Evraz plc	14,321	93,812
Polymetal International plc	6,265	71,483

		165,295

South Africa — 0.5%
Anglo American plc	4,177	106,747

Spain — 5.5%
Acciona SA	406	38,657
Acerinox SA	5,298	57,734
ACS Actividades de Construccion y Servicios SA	1,638	67,787
Aena SME SA(a)	230	39,757
Amadeus IT Group SA	1,038	75,482
Enagas SA	3,039	88,581
Endesa SA	3,752	93,843
Grifols SA	2,986	77,894
Iberdrola SA	11,524	95,252
Industria de Diseno Textil SA	1,743	48,757
Mediaset Espana Comunicacion SA	4,080	28,746
Merlin Properties Socimi SA, REIT	5,183	69,534
Naturgy Energy Group SA	3,378	94,432
Red Electrica Corp. SA	3,860	88,955
Repsol SA	5,000	87,765
Siemens Gamesa Renewable Energy SA*	4,450	63,177
Telefonica SA	9,387	80,743

		1,197,096

Sweden — 6.3%
Alfa Laval AB	1,539	34,892
Atlas Copco AB, Class A*	2,069	53,979
Boliden AB*	2,802	70,129
Elekta AB, Class B	5,209	69,641
Hennes & Mauritz AB, Class B	1,995	31,042
Hexagon AB, Class B	1,605	78,599
Husqvarna AB, Class B	2,183	16,685
ICA Gruppen AB	1,730	60,847
Industrivarden AB, Class C	1,107	22,822
Investor AB, Class B	894	39,319
Kinnevik AB, Class B	516	12,608
Lundin Petroleum AB	2,386	76,318
Sandvik AB	4,266	68,170
Securitas AB, Class B	2,995	48,159
Skandinaviska Enskilda Banken AB, Class A	2,835	29,758
Skanska AB, Class B	2,349	41,132
SKF AB, Class B	1,713	28,854
Svenska Cellulosa AB SCA, Class B	5,352	47,076
Swedbank AB, Class A	3,614	82,097
Swedish Match AB	2,141	95,921
Swedish Orphan Biovitrum AB*	2,905	68,577
Tele2 AB, Class B	6,638	83,103
Telefonaktiebolaget LM Ericsson, Class B	8,559	76,291
Telia Co. AB	18,535	80,775
Trelleborg AB, Class B	1,979	33,335
Volvo AB, Class B	2,223	32,033

		1,382,162

Switzerland — 8.7%
ABB Ltd. (Registered)	1,959	37,497
Adecco Group AG (Registered)	505	25,306
Baloise Holding AG (Registered)	264	40,888
Banque Cantonale Vaudoise (Registered)	27	21,413
Barry Callebaut AG (Registered)	19	32,324
EMS-Chemie Holding AG (Registered)	126	62,933
Flughafen Zurich AG (Registered)	91	16,074
Geberit AG (Registered)	213	83,268
Georg Fischer AG (Registered)	39	34,569
Givaudan SA (Registered)	34	82,486
Glencore plc*	17,125	69,636
Helvetia Holding AG (Registered)	44	26,050
Logitech International SA (Registered)	1,868	68,150
Lonza Group AG (Registered)*	260	68,691
Nestle SA (Registered)	1,032	89,974
Novartis AG (Registered)	955	83,372
OC Oerlikon Corp. AG (Registered)*	2,003	25,884
Pargesa Holding SA	390	30,785
Partners Group Holding AG	67	46,083
Roche Holding AG	334	88,856
Schindler Holding AG	312	66,369
SGS SA (Registered)	28	67,593
Sika AG (Registered)	470	62,066
Sonova Holding AG (Registered)	497	93,275
STMicroelectronics NV	3,480	55,520
Straumann Holding AG (Registered)	110	79,862
Swatch Group AG (The)	150	42,969
Swiss Life Holding AG (Registered)*	215	88,699
Swiss Prime Site AG (Registered)*	254	21,517
Swiss Re AG	341	32,703
Swisscom AG (Registered)	174	83,399
Temenos AG (Registered)*	523	70,597
Vifor Pharma AG	465	59,182
Zurich Insurance Group AG*	115	36,093

		1,894,083

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United Arab Emirates — 0.2%
NMC Health plc	1,538	52,065

United Kingdom — 19.6%
3i Group plc	3,926	43,817
Admiral Group plc	675	18,355
Ashtead Group plc	2,367	60,039
AstraZeneca plc	1,093	79,179
AVEVA Group plc	911	32,564
BAE Systems plc	5,039	33,899
Barratt Developments plc	9,360	66,205
Bellway plc	1,652	61,442
Berkeley Group Holdings plc	1,649	81,191
BP plc	12,826	87,616
British American Tobacco plc	2,090	73,673
British Land Co. plc (The), REIT	6,531	49,199
BT Group plc	25,142	76,668
Bunzl plc	2,622	82,677
Burberry Group plc	3,275	77,418
Compass Group plc	3,930	84,096
ConvaTec Group plc(a)	11,909	22,328
Croda International plc	1,346	85,220
Diageo plc	2,331	88,966
Dixons Carphone plc	7,658	13,868
easyJet plc	3,915	64,869
Experian plc	3,029	76,051
Fiat Chrysler Automobiles NV*	3,285	56,213
GlaxoSmithKline plc	4,123	80,088
IMI plc	2,050	25,757
Imperial Brands plc	801	26,588
Inchcape plc	4,946	37,216
Informa plc	6,918	61,448
Inmarsat plc	8,384	40,702
International Consolidated Airlines Group SA	8,541	72,136
Intertek Group plc	872	56,269
ITV plc	30,167	51,208
J Sainsbury plc	21,475	80,412
John Wood Group plc	5,950	42,229
Johnson Matthey plc	1,538	61,442
Just Eat plc*	756	6,909
Kingfisher plc	16,778	49,015
Legal & General Group plc	20,672	70,428
Meggitt plc	9,735	65,933
Micro Focus International plc	3,737	71,246
Mondi plc	3,258	78,789
National Grid plc	7,923	86,277
Next plc	1,250	79,498
Pearson plc	6,944	82,557
Pennon Group plc	3,378	33,834
Persimmon plc	1,939	60,488
Reckitt Benckiser Group plc	1,017	78,253
RELX plc	4,038	89,440
Rentokil Initial plc	16,204	71,559
Rightmove plc	8,354	51,731
Royal Mail plc	10,730	37,806
Sage Group plc (The)	11,100	91,235
Segro plc, REIT	8,253	70,156
Severn Trent plc	974	25,594
Smith & Nephew plc	4,603	86,715
Smiths Group plc	2,199	41,758
SSE plc	5,370	82,553
Tate & Lyle plc	9,122	82,343
Taylor Wimpey plc	28,680	62,185
Tesco plc	22,954	67,197
Unilever NV, CVA	1,532	82,039
Unilever plc	1,563	82,111
United Utilities Group plc	8,627	94,354
Vodafone Group plc	38,939	71,016
Whitbread plc	1,428	91,499
William Hill plc	16,693	38,636
Wm Morrison Supermarkets plc	22,153	68,124
WPP plc	5,720	65,457

		4,267,783

United States — 0.9%
Carnival plc	1,135	64,217
Ferguson plc	944	63,213
QIAGEN NV*	1,786	65,964

		193,394

TOTAL COMMON STOCKS (Cost $23,309,206)		21,461,951

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(c)(d)(Cost $142,909)	142,909	142,909

Total Investments — 99.4% (Cost $23,452,115)		21,604,860
Other Assets Less Liabilities — 0.6%		125,492

Net Assets — 100.0%		21,730,352

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Chemicals	5.9%
Oil, Gas & Consumable Fuels	5.5
Insurance	5.3
Pharmaceuticals	5.2
Electric Utilities	4.6
Metals & Mining	4.6
Diversified Telecommunication Services	4.4
Health Care Equipment & Supplies	3.9
Media	3.4
Textiles, Apparel & Luxury Goods	2.9
Food & Staples Retailing	2.7
Machinery	2.6
Multi-Utilities	2.5
Hotels, Restaurants & Leisure	2.4
Software	2.1
Professional Services	2.0

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Food Products	1.9
Automobiles	1.7
Aerospace & Defense	1.7
Household Durables	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
Beverages	1.5
Banks	1.4
Electrical Equipment	1.4
Construction & Engineering	1.3
Paper & Forest Products	1.2
Real Estate Management & Development	1.2
Personal Products	1.1
Auto Components	1.1
Commercial Services & Supplies	1.1
IT Services	1.0
Airlines	1.0
Semiconductors & Semiconductor Equipment	1.0
Health Care Providers & Services	1.0
Trading Companies & Distributors	1.0
Others (each less than 1.0%)	15.1

Abbreviations

CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $136,067.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	8	03/2019	EUR	289,069	7,586

					7,586

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations

EUR	Euro

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$193,444	$—	$193,444
Austria	—	217,061	—	217,061
Belgium	—	449,809	—	449,809
Chile	—	70,238	—	70,238
Denmark	—	963,576	—	963,576
Finland	—	852,704	—	852,704
France	44,674	3,232,447	—	3,277,121
Germany	158,806	2,587,826	—	2,746,632
Ireland	—	100,442	—	100,442
Italy	—	1,080,596	—	1,080,596
Jordan	—	58,602	—	58,602
Kazakhstan	—	69,627	—	69,627
Luxembourg	—	235,924	—	235,924

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Netherlands	46,446	1,026,374	—	1,072,820
Norway	—	535,118	—	535,118
Poland	—	90,871	—	90,871
Portugal	—	188,741	—	188,741
Russia	—	165,295	—	165,295
South Africa	—	106,747	—	106,747
Spain	—	1,197,096	—	1,197,096
Sweden	68,577	1,313,585	—	1,382,162
Switzerland	—	1,894,083	—	1,894,083
United Arab Emirates	—	52,065	—	52,065
United Kingdom	—	4,267,783	—	4,267,783
United States	—	193,394	—	193,394

Total Common Stocks	318,503	21,143,448	—	21,461,951

Investment of cash collateral from securities loaned	142,909	—	—	142,909

Total Investments in Securities	$461,412	$21,143,448	$—	$21,604,860

Appreciation in Other Financial Instruments
Futures Contracts	$—	$7,586	$—	$7,586

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 9.4%
AGL Energy Ltd.	27,462	429,086
Alumina Ltd.	219,692	390,717
Amcor Ltd.	12,697	126,065
Ansell Ltd.	24,798	423,407
APA Group	58,776	392,907
Aristocrat Leisure Ltd.	16,087	289,334
ASX Ltd.	11,072	514,090
Aurizon Holdings Ltd.	73,915	236,855
BHP Group Ltd.	27,606	704,862
BlueScope Steel Ltd.	16,231	148,292
Boral Ltd.	59,466	215,130
Brambles Ltd.	43,561	337,987
Caltex Australia Ltd.	20,733	405,244
CIMIC Group Ltd.	9,382	305,857
Cochlear Ltd.	4,935	697,441
Coles Group Ltd.*	19,397	176,387
Computershare Ltd.	23,937	310,095
Crown Resorts Ltd.	30,982	269,977
CSL Ltd.	4,924	700,164
CSR Ltd.	99,163	211,075
Dexus, REIT	73,444	614,954
Flight Centre Travel Group Ltd.	11,582	363,439
Fortescue Metals Group Ltd.	139,115	574,672
GPT Group (The), REIT	163,079	689,553
Harvey Norman Holdings Ltd.	97,150	238,578
Healthscope Ltd.	243,005	417,465
Incitec Pivot Ltd.	118,877	286,920
Insurance Australia Group Ltd.	51,285	264,971
LendLease Group	8,644	76,986
Macquarie Group Ltd.	5,621	478,053
Mirvac Group, REIT	386,194	677,143
Oil Search Ltd.	41,224	234,716
Origin Energy Ltd.*	26,763	139,826
Qantas Airways Ltd.	141,843	562,344
Ramsay Health Care Ltd.	10,562	436,213
Rio Tinto Ltd.	10,755	683,864
Rio Tinto plc	7,512	415,580
Santos Ltd.	70,771	333,912
Scentre Group, REIT	162,641	471,055
SEEK Ltd.	12,468	154,572
Sonic Healthcare Ltd.	35,725	599,237
South32 Ltd.	192,065	491,448
Star Entertainment Grp Ltd. (The)	99,862	323,125
Suncorp Group Ltd.	17,049	161,244
Sydney Airport	86,818	414,408
Telstra Corp. Ltd.	67,254	152,481
Transurban Group	57,826	512,816
Treasury Wine Estates Ltd.	41,820	470,643
Wesfarmers Ltd.	23,390	548,696
Woodside Petroleum Ltd.	25,415	635,716
Woolworths Group Ltd.	24,689	527,554
WorleyParsons Ltd.	13,851	140,308

		20,377,464

Austria — 0.2%
OMV AG	9,085	451,732

Belgium — 0.9%
Ageas	6,481	301,343
Colruyt SA	6,658	478,154
Groupe Bruxelles Lambert SA	4,072	383,673
Proximus SADP	14,432	387,438
Solvay SA	1,975	215,018
UCB SA	2,979	258,140

		2,023,766

Bermuda — 0.2%
RenaissanceRe Holdings Ltd.	3,454	476,756

Canada — 3.6%
BCE, Inc.	10,200	443,492
Canadian Imperial Bank of Commerce	1,297	109,973
Canadian Tire Corp. Ltd., Class A(a)	4,548	517,294
CGI Group, Inc.*	4,355	287,925
Fortis, Inc.	14,422	514,338
Husky Energy, Inc.	34,435	408,571
Hydro One Ltd.(b)	18,959	297,093
Imperial Oil Ltd.	10,431	295,953
Inter Pipeline Ltd.	17,431	280,180
Loblaw Cos. Ltd.	8,979	434,822
Metro, Inc.	17,063	620,343
National Bank of Canada	7,560	355,575
RioCan, REIT	13,912	263,957
Rogers Communications, Inc., Class B	11,898	643,639
Shaw Communications, Inc., Class B	16,456	334,142
Suncor Energy, Inc.	11,182	360,663
Teck Resources Ltd., Class B	17,611	428,899
TELUS Corp.	15,868	555,764
Thomson Reuters Corp.	9,977	521,724
Toronto-Dominion Bank (The)	3,028	170,533

		7,844,880

Chile — 0.0%(c)
Antofagasta plc	1,259	14,393

China — 0.6%
China Mengniu Dairy Co. Ltd.*	157,000	486,286
Semiconductor Manufacturing International Corp.*(a)	463,200	437,713
Xinyi Solar Holdings Ltd.	576,000	242,285

		1,166,284

Denmark — 0.8%
Carlsberg A/S, Class B	3,888	445,114
Chr Hansen Holding A/S	6,077	577,108
H Lundbeck A/S	3,352	147,186
Orsted A/S(b)	6,878	497,022

		1,666,430

Finland — 1.2%
Elisa OYJ	10,767	450,465
Fortum OYJ	26,371	599,358
Kesko OYJ, Class B	2,126	122,336
Neste OYJ	7,798	714,455
Sampo OYJ, Class A	3,252	148,991
Stora Enso OYJ, Class R	21,754	292,642
UPM-Kymmene OYJ	6,217	180,553

		2,508,800

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
France — 3.9%
Alstom SA*	4,319	173,752
Arkema SA	4,223	400,119
Atos SE	4,254	387,879
Bouygues SA	5,455	193,070
Capgemini SE	5,184	572,497
Casino Guichard Perrachon SA(a)	6,471	318,395
Danone SA	5,153	374,993
Dassault Systemes SE	4,180	523,887
Eiffage SA	4,334	406,036
Eutelsat Communications SA	15,261	323,635
Faurecia SA	6,120	267,747
Lagardere SCA	11,216	293,057
Orange SA	28,155	436,695
Pernod Ricard SA	2,951	489,610
Peugeot SA	19,939	501,574
Sanofi	4,592	399,127
SCOR SE	5,613	236,194
Sodexo SA(a)	3,889	404,850
Thales SA	5,174	572,190
TOTAL SA	8,454	463,458
Vinci SA	2,651	233,263
Vivendi SA	15,759	401,838

		8,373,866

Germany — 2.7%
BASF SE	2,096	153,548
Beiersdorf AG	2,240	224,228
Covestro AG(b)	4,097	226,399
Deutsche Lufthansa AG (Registered)	17,607	444,508
Deutsche Telekom AG (Registered)	28,205	458,638
Evonik Industries AG	12,930	353,617
Fraport AG Frankfurt Airport Services Worldwide	5,100	403,073
Fresenius Medical Care AG & Co. KGaA	5,774	424,679
Fresenius SE & Co. KGaA	7,577	392,867
Hannover Rueck SE	4,567	659,172
Infineon Technologies AG	25,052	557,243
Merck KGaA	1,560	163,799
SAP SE	5,364	554,666
Telefonica Deutschland Holding AG	47,136	165,252
TUI AG	12,541	189,889
Uniper SE	10,652	308,873
United Internet AG (Registered)	2,147	85,185

		5,765,636

Hong Kong — 4.4%
ASM Pacific Technology Ltd.	39,800	428,816
Cathay Pacific Airways Ltd.	123,000	189,351
CK Hutchison Holdings Ltd.	62,760	633,826
CK Infrastructure Holdings Ltd.	36,000	290,660
CLP Holdings Ltd.	55,500	646,412
Hang Seng Bank Ltd.	25,600	588,976
Henderson Land Development Co. Ltd.	22,000	125,064
Hong Kong & China Gas Co. Ltd.	286,211	621,950
Hutchison Port Holdings Trust	735,600	184,507
Jardine Matheson Holdings Ltd.	7,300	488,331
Jardine Strategic Holdings Ltd.	8,000	306,688
Johnson Electric Holdings Ltd.	21,500	48,987
Link REIT	68,500	752,962
MTR Corp. Ltd.	121,500	679,521
New World Development Co. Ltd.	388,000	611,934
PCCW Ltd.	438,000	260,737
Power Assets Holdings Ltd.	48,000	323,354
Sun Hung Kai Properties Ltd.	22,000	368,996
Swire Pacific Ltd., Class A	46,500	550,709
Techtronic Industries Co. Ltd.	66,000	385,278
WH Group Ltd.(b)	622,500	533,816
Xinyi Glass Holdings Ltd.	384,000	467,725

		9,488,600

Israel — 0.3%
Check Point Software Technologies Ltd.*	5,674	635,034

Italy — 1.0%
Buzzi Unicem SpA	4,779	91,299
Enel SpA	79,624	481,241
Eni SpA	18,229	309,088
Italgas SpA	73,370	444,214
Recordati SpA	9,199	333,339
Terna Rete Elettrica Nazionale SpA	88,071	542,787

		2,201,968

Japan — 21.7%
Advantest Corp.	29,600	677,441
Aisin Seiki Co. Ltd.	7,200	284,649
ANA Holdings, Inc.	12,300	453,376
Aozora Bank Ltd.	16,600	511,286
Asahi Kasei Corp.	30,300	332,464
Astellas Pharma, Inc.	17,100	253,734
Brother Industries Ltd.	27,500	464,089
Canon, Inc.	19,000	546,444
Capcom Co. Ltd.	24,600	529,520
Central Japan Railway Co.	3,100	669,979
Chubu Electric Power Co., Inc.	37,600	595,154
Chugoku Electric Power Co., Inc. (The)	27,600	377,684
COMSYS Holdings Corp.	9,700	253,397
Cosmo Energy Holdings Co. Ltd.	16,000	362,233
Credit Saison Co. Ltd.	12,900	169,984
Dai Nippon Printing Co. Ltd.	2,100	48,605
Daiichi Sankyo Co. Ltd.	16,800	582,757
Daito Trust Construction Co. Ltd.	200	27,778
Daiwa Securities Group, Inc.	30,200	150,615
DIC Corp.	11,400	365,471
Dowa Holdings Co. Ltd.	6,500	208,248
Ebara Corp.	6,100	168,370
Electric Power Development Co. Ltd.	15,200	380,173
FamilyMart UNY Holdings Co. Ltd.	4,500	527,142
Fast Retailing Co. Ltd.	600	275,344
Fuji Electric Co. Ltd.	8,500	262,692
FUJIFILM Holdings Corp.	16,000	687,458
Fujikura Ltd.	49,100	215,530
Fujitsu Ltd.	800	53,692
Hankyu Hanshin Holdings, Inc.	9,200	328,391

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Japan — continued
Hikari Tsushin, Inc.	3,700	593,048
Hitachi High-Technologies Corp.	10,900	393,927
Hokuriku Electric Power Co.*	21,500	189,242
Honda Motor Co. Ltd.	14,400	432,316
Idemitsu Kosan Co. Ltd.	9,200	324,644
Inpex Corp.	24,000	230,698
ITOCHU Corp.	35,900	658,557
Japan Airlines Co. Ltd.	17,600	640,789
Japan Petroleum Exploration Co. Ltd.	6,800	127,580
Japan Post Holdings Co. Ltd.	22,700	279,051
JXTG Holdings, Inc.	73,500	401,467
Kaneka Corp.	10,300	402,677
Kansai Electric Power Co., Inc. (The)	31,900	485,566
Kawasaki Kisen Kaisha Ltd.*	11,500	150,066
KDDI Corp.	25,100	627,114
Keisei Electric Railway Co. Ltd.	13,600	431,188
Kirin Holdings Co. Ltd.	15,900	379,595
K’s Holdings Corp.	20,100	200,268
Kuraray Co. Ltd.	35,200	541,328
Kyushu Electric Power Co., Inc.	29,100	360,589
Lawson, Inc.	2,000	123,283
Marubeni Corp.	85,000	662,541
Mitsubishi Corp.	23,700	694,605
Mitsubishi Gas Chemical Co., Inc.	11,100	175,565
Mitsubishi Tanabe Pharma Corp.	20,900	327,432
Mitsui & Co. Ltd.	33,000	539,151
Mizuho Financial Group, Inc.	384,500	631,102
Mochida Pharmaceutical Co. Ltd.	6,200	549,783
NEC Corp.	6,400	215,072
NH Foods Ltd.	6,400	253,257
Nihon M&A Center, Inc.	12,200	305,838
Nikon Corp.	28,600	489,015
Nippon Express Co. Ltd.	1,300	82,265
Nippon Kayaku Co. Ltd.	25,200	317,309
Nippon Paper Industries Co. Ltd.	21,700	425,498
Nippon Shokubai Co. Ltd.	6,300	417,594
Nippon Telegraph & Telephone Corp.	6,400	275,124
Nipro Corp.	26,800	359,658
Nissan Motor Co. Ltd.	54,500	465,430
Nissin Foods Holdings Co. Ltd.	4,900	311,947
Nomura Real Estate Holdings, Inc.	23,600	458,350
Nomura Research Institute Ltd.	9,600	392,852
NTT Data Corp.	36,500	435,124
NTT DOCOMO, Inc.	26,200	629,502
Oji Holdings Corp.	61,600	356,700
Oriental Land Co. Ltd.	2,600	266,588
Osaka Gas Co. Ltd.	25,700	508,819
Otsuka Corp.	14,800	479,047
Resona Holdings, Inc.	101,800	514,353
Ryohin Keikaku Co. Ltd.	600	143,004
Sankyo Co. Ltd.	11,000	426,317
Sawai Pharmaceutical Co. Ltd.	6,800	350,418
SBI Holdings, Inc.	13,800	294,793
SCSK Corp.	8,100	327,762
Sega Sammy Holdings, Inc.	10,900	153,615
Sekisui Chemical Co. Ltd.	31,700	492,032
Sekisui House Ltd.	38,000	567,925
Shimamura Co. Ltd.	3,700	320,404
Shimizu Corp.	19,900	169,353
Showa Denko KK	400	13,435
Showa Shell Sekiyu KK	39,400	587,029
Skylark Holdings Co. Ltd.	15,000	249,896
Sojitz Corp.	179,300	689,361
Sony Corp.	9,400	471,005
Square Enix Holdings Co. Ltd.	9,000	298,660
Sumitomo Chemical Co. Ltd.	58,400	304,649
Sumitomo Corp.	11,500	178,061
Sumitomo Dainippon Pharma Co. Ltd.	22,100	520,322
Sumitomo Mitsui Financial Group, Inc.	11,700	435,263
Sumitomo Mitsui Trust Holdings, Inc.	10,300	390,158
Sumitomo Osaka Cement Co. Ltd.	9,900	439,254
Suzuken Co. Ltd.	10,500	551,309
Taisei Corp.	7,600	357,826
Taisho Pharmaceutical Holdings Co. Ltd.	3,700	375,806
Takashimaya Co. Ltd.	9,000	122,309
Takeda Pharmaceutical Co. Ltd.	4,500	181,680
Teijin Ltd.	23,100	399,235
Terumo Corp.	10,800	616,595
Tohoku Electric Power Co., Inc.	30,800	417,574
Tokyo Broadcasting System Holdings, Inc.	21,700	376,646
Tokyo Electric Power Co. Holdings, Inc.*	101,800	626,573
Tokyo Gas Co. Ltd.	16,500	433,871
Tokyo Tatemono Co. Ltd.	15,900	193,341
Tokyu Corp.	12,000	205,375
Tokyu Fudosan Holdings Corp.	21,900	119,312
Toppan Printing Co. Ltd.	24,300	398,253
Toyo Suisan Kaisha Ltd.	12,700	457,175
Toyota Industries Corp.	9,300	460,732
Toyota Motor Corp.	10,800	664,741
Trend Micro, Inc.	1,900	101,093
Tsumura & Co.	13,200	385,057
Ube Industries Ltd.	21,900	495,221
Yamada Denki Co. Ltd.(a)	87,000	428,430
Yokohama Rubber Co. Ltd. (The)	18,400	390,280

		46,857,364

Macau — 0.6%
Galaxy Entertainment Group Ltd.	56,000	389,908
Sands China Ltd.	101,052	484,780
SJM Holdings Ltd.	140,000	147,858
Wynn Macau Ltd.	142,697	350,284

		1,372,830

Netherlands — 1.8%
Aegon NV	53,164	273,887
Gemalto NV*	1,972	114,347
Heineken Holding NV	4,001	347,338
Koninklijke Ahold Delhaize NV	12,434	327,588
Koninklijke DSM NV	4,617	431,764
Koninklijke KPN NV	168,743	518,753
Koninklijke Philips NV	12,082	476,334

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Netherlands — continued
NN Group NV	10,690	451,411
Royal Dutch Shell plc, Class A	6,868	212,911
Wolters Kluwer NV	10,509	653,565

		3,807,898

New Zealand — 0.4%
Contact Energy Ltd.	56,294	235,543
Spark New Zealand Ltd.	202,069	568,036

		803,579

Norway — 1.0%
Equinor ASA	18,342	419,412
Mowi ASA	27,142	599,582
Orkla ASA	44,146	356,802
Telenor ASA	25,780	488,065
Yara International ASA	8,094	334,696

		2,198,557

Portugal — 0.4%
EDP - Energias de Portugal SA	138,192	504,762
Galp Energia SGPS SA	25,014	390,832

		895,594

Singapore — 2.2%
CapitaLand Mall Trust, REIT	295,700	528,046
ComfortDelGro Corp. Ltd.	273,400	474,413
DBS Group Holdings Ltd.	28,100	500,814
Genting Singapore Ltd.	148,900	122,026
Golden Agri-Resources Ltd.	814,900	153,781
Keppel Corp. Ltd.	118,300	537,934
Sembcorp Industries Ltd.	141,300	272,599
Singapore Airlines Ltd.	51,700	371,412
Singapore Press Holdings Ltd.	162,000	302,619
Singapore Telecommunications Ltd.	47,300	106,350
United Overseas Bank Ltd.	14,100	264,251
Venture Corp. Ltd.	34,900	423,922
Wilmar International Ltd.	231,300	572,874

		4,631,041

South Africa — 0.3%
Anglo American plc	27,261	696,677

South Korea — 9.5%
Celltrion Healthcare Co. Ltd.*	6,205	416,398
CJ CheilJedang Corp.*	1,297	399,805
Doosan Infracore Co. Ltd.*	26,491	207,103
E-MART, Inc.	1,907	329,401
GS Engineering & Construction Corp.	12,096	512,718
GS Holdings Corp.	7,695	376,635
Hankook Tire Co. Ltd.*	10,285	386,882
Hanmi Pharm Co. Ltd.*	87	33,924
Hanmi Science Co. Ltd.*	3,633	239,888
Hanon Systems	20,147	232,617
Hanwha Aerospace Co. Ltd.*	9,922	280,829
Hanwha Chemical Corp.	22,687	460,155
Hotel Shilla Co. Ltd.	3,712	256,715
Hyosung TNC Co. Ltd.*	271	41,984
Hyundai Construction Equipment Co. Ltd.	1,835	91,372
Hyundai Engineering & Construction Co. Ltd.*	12,153	682,885
Hyundai Heavy Industries Holdings Co. Ltd.*	163	52,761
Hyundai Mobis Co. Ltd.*	2,673	541,462
Hyundai Motor Co.	4,562	531,845
Hyundai Steel Co.	8,476	390,018
Industrial Bank of Korea	29,631	379,546
Kakao Corp.	6,099	546,393
Kia Motors Corp.	16,031	524,183
Korea Electric Power Corp.	5,012	154,888
Korea Gas Corp.*	5,779	281,642
Korea Zinc Co. Ltd.*	751	297,398
Korean Air Lines Co. Ltd.*	14,670	480,530
KT&G Corp.	6,838	608,868
LG Corp.*	5,877	410,928
LG Display Co. Ltd.	12,281	209,178
LG Electronics, Inc.	6,820	409,353
LG Household & Health Care Ltd.	416	473,315
LG Uplus Corp.	40,309	547,883
Lotte Chemical Corp.*	1,760	476,035
LOTTE Fine Chemical Co. Ltd.	4,244	173,544
NCSoft Corp.*	1,135	477,930
Netmarble Corp.*(b)	2,603	251,229
POSCO	2,308	569,735
Samsung Biologics Co. Ltd.*(b)	1,214	438,137
Samsung C&T Corp.	1,203	130,155
Samsung Electro-Mechanics Co. Ltd.	3,977	389,209
Samsung Electronics Co. Ltd.	20,169	840,929
Samsung Engineering Co. Ltd.*	21,269	321,491
Samsung SDS Co. Ltd.	2,156	435,128
Shinsegae, Inc.	1,568	374,440
SK Holdings Co. Ltd.	2,527	600,260
SK Hynix, Inc.	10,218	683,275
SK Innovation Co. Ltd.	3,204	543,873
SK Telecom Co. Ltd.	2,463	570,205
SKC Co. Ltd.	7,094	247,772
S-Oil Corp.	5,364	505,081
Woori Bank‡	44,285	589,060
Yuhan Corp.*	843	180,476

		20,587,466

Spain — 2.3%
Acciona SA	2,545	242,319
Acerinox SA	4,558	49,669
ACS Actividades de Construccion y Servicios SA	6,645	274,998
Aena SME SA(b)	2,832	489,531
Amadeus IT Group SA	3,920	285,056
Enagas SA	18,854	549,556
Grifols SA	16,335	426,122
Iberdrola SA	65,253	539,348
Naturgy Energy Group SA	20,949	585,626
Red Electrica Corp. SA	20,154	464,458
Repsol SA	30,141	529,067
Telefonica SA	52,490	451,497

		4,887,247

Sweden — 2.4%
Autoliv, Inc.	4,390	350,542
Boliden AB*	15,044	376,525
Hexagon AB, Class B	10,740	525,954
Investor AB, Class B	10,190	448,171
Kinnevik AB, Class B	3,582	87,522

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Sweden — continued
Lundin Petroleum AB	4,591	146,845
Securitas AB, Class B	33,889	544,932
Skanska AB, Class B	23,586	412,995
Svenska Cellulosa AB SCA, Class B	8,318	73,165
Swedish Match AB	16,246	727,854
Tele2 AB, Class B	49,407	618,541
Telia Co. AB	132,096	575,668
Trelleborg AB, Class B	19,943	335,927

		5,224,641

Switzerland — 1.9%
Baloise Holding AG (Registered)	3,197	495,145
Barry Callebaut AG (Registered)	168	285,815
Clariant AG (Registered)*	11,488	228,187
Kuehne + Nagel International AG (Registered)	824	111,430
Logitech International SA (Registered)	6,564	239,473
Lonza Group AG (Registered)*	282	74,504
Novartis AG (Registered)	5,293	462,083
Sonova Holding AG (Registered)	3,138	588,927
Straumann Holding AG (Registered)	57	41,383
Swiss Life Holding AG (Registered)*	1,330	548,693
Swiss Prime Site AG (Registered)*	2,753	233,215
Swisscom AG (Registered)	1,017	487,451
Vifor Pharma AG	2,590	329,640

		4,125,946

United Kingdom — 3.0%
Bellway plc	4,210	156,580
BP plc	73,522	502,240
Bunzl plc	3,360	105,948
Burberry Group plc	7,420	175,401
Coca-Cola European Partners plc	12,099	575,670
easyJet plc	5,257	87,104
Hammerson plc, REIT	15,259	74,597
Inmarsat plc	23,613	114,634
International Consolidated Airlines Group SA	36,831	311,071
Kingfisher plc	5,995	17,514
Land Securities Group plc, REIT	10,840	123,276
Mondi plc	10,459	252,931
Pearson plc	37,709	448,319
Persimmon plc	4,003	124,876
Rentokil Initial plc	66,242	292,534
Royal Mail plc	67,869	239,131
Sage Group plc (The)	49,511	406,950
Segro plc, REIT	30,700	260,972
Smith & Nephew plc	27,266	513,657
Tate & Lyle plc	46,267	417,643
Taylor Wimpey plc	117,861	255,552
United Utilities Group plc	34,915	381,867
Vodafone Group plc	42,564	77,628
William Hill plc	27,932	64,650
Wm Morrison Supermarkets plc	158,893	488,622

		6,469,367

United States — 23.0%
AbbVie, Inc.	2,117	169,974
AGNC Investment Corp., REIT	23,845	427,064
Air Products & Chemicals, Inc.	2,936	482,649
Alaska Air Group, Inc.	5,044	322,564
Alcoa Corp.*	13,508	400,917
Alleghany Corp.	908	573,456
Alliant Energy Corp.	1,264	56,210
Allstate Corp. (The)	2,131	187,251
Amdocs Ltd.	9,774	546,171
Ameren Corp.	9,246	641,118
American Electric Power Co., Inc.	6,279	496,794
American Water Works Co., Inc.	302	28,892
Annaly Capital Management, Inc., REIT	41,230	430,441
ANSYS, Inc.*	3,558	584,757
Anthem, Inc.	2,187	662,661
Ashland Global Holdings, Inc.	6,555	497,524
Assurant, Inc.	2,137	205,985
AT&T, Inc.	19,187	576,761
AutoNation, Inc.*	4,779	185,186
Avangrid, Inc.	7,023	350,237
Avery Dennison Corp.	5,893	615,524
Avnet, Inc.	9,240	380,688
Axis Capital Holdings Ltd.	6,888	368,852
Baxter International, Inc.	7,606	551,359
Becton Dickinson and Co.	1,245	310,578
Broadridge Financial Solutions, Inc.	5,024	506,570
Brown & Brown, Inc.	7,774	211,142
Carnival Corp.	7,495	431,562
Carnival plc	2,412	136,469
Celanese Corp.	5,810	556,366
CenterPoint Energy, Inc.	17,397	537,915
CenturyLink, Inc.	27,728	424,793
CF Industries Holdings, Inc.	10,126	442,000
Chevron Corp.	5,334	611,543
Church & Dwight Co., Inc.	9,585	619,287
Cigna Corp.	2,291	457,765
Cincinnati Financial Corp.	6,247	506,757
Cintas Corp.	3,182	596,657
Cisco Systems, Inc.	6,268	296,414
CMS Energy Corp.	9,639	502,577
CNA Financial Corp.	6,458	296,164
Commerce Bancshares, Inc.	10,095	603,681
ConocoPhillips	6,396	432,945
Consolidated Edison, Inc.	3,618	280,938
Constellation Brands, Inc., Class A	3,056	530,705
Darden Restaurants, Inc.	5,740	602,298
DaVita, Inc.*	2,310	129,660
DTE Energy Co.	5,299	623,957
Eastman Chemical Co.	6,154	496,135
Everest Re Group Ltd.	1,353	296,375
Eversource Energy	9,283	644,333
Exelon Corp.	4,974	237,558
Fidelity National Information Services, Inc.	5,877	614,323
Foot Locker, Inc.	9,991	558,397
Garmin Ltd.	9,517	658,386
Gentex Corp.	21,730	460,241
Genuine Parts Co.	4,197	418,945
Harris Corp.	4,177	639,833
Hasbro, Inc.	6,324	572,701
Henry Schein, Inc.*	1,151	89,433

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United States — continued
HollyFrontier Corp.	8,908	501,877
Hormel Foods Corp.	14,070	595,442
IAC/InterActiveCorp*	2,547	538,130
Ingredion, Inc.	3,567	353,133
Intel Corp.	12,346	581,744
International Flavors & Fragrances, Inc.	1,239	175,665
International Paper Co.	7,757	367,915
Interpublic Group of Cos., Inc. (The)	10,309	234,530
IQVIA Holdings, Inc.*	4,771	615,507
JM Smucker Co. (The)	4,466	468,394
Johnson & Johnson	4,319	574,773
Kohl’s Corp.	2,527	173,580
L3 Technologies, Inc.	3,176	625,291
Laboratory Corp. of America Holdings*	3,805	530,227
Lam Research Corp.	3,082	522,646
Leggett & Platt, Inc.	6,355	260,301
LyondellBasell Industries NV, Class A	2,206	191,856
ManpowerGroup, Inc.	2,034	160,747
Marathon Petroleum Corp.	2,410	159,687
McCormick & Co., Inc. (Non-Voting)	4,230	522,997
MDU Resources Group, Inc.	17,785	457,252
Molson Coors Brewing Co., Class B	6,249	416,246
News Corp., Class A	10,456	134,150
NextEra Energy, Inc.	1,121	200,637
Northrop Grumman Corp.	1,842	507,563
NVR, Inc.*	203	539,980
Old Republic International Corp.	22,433	452,025
Pfizer, Inc.	13,723	582,541
Phillips 66	3,069	292,813
Pinnacle West Capital Corp.	7,100	625,652
Public Service Enterprise Group, Inc.	4,524	246,784
PulteGroup, Inc.	17,498	486,619
Quest Diagnostics, Inc.	4,548	397,268
Raytheon Co.	3,254	536,129
Republic Services, Inc.	8,203	629,252
Southwest Airlines Co.	10,908	619,138
Toll Brothers, Inc.	8,680	320,639
Torchmark Corp.	7,343	615,050
Tyson Foods, Inc., Class A	873	54,056
United Continental Holdings, Inc.*	802	69,991
UnitedHealth Group, Inc.	2,069	559,044
Universal Health Services, Inc., Class B	4,388	581,542
Valero Energy Corp.	4,147	364,190
Verizon Communications, Inc.	10,521	579,286
VMware, Inc., Class A	3,547	535,845
Walmart, Inc.	6,463	619,349
Walt Disney Co. (The)	4,161	464,035
Waters Corp.*	3,073	710,539
Westlake Chemical Corp.	5,945	439,335
WR Berkley Corp.	8,053	619,195
Wyndham Destinations, Inc.	6,130	258,318
Xcel Energy, Inc.	12,096	633,347
Xylem, Inc.	8,693	619,463
Zimmer Biomet Holdings, Inc.	2,144	234,897

		49,635,050

TOTAL COMMON STOCKS (Cost $209,802,851)		215,188,866

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(d)(e)(Cost $1,286,352)	1,286,352	1,286,352

Total Investments — 100.3% (Cost $211,089,203)		216,475,218
Liabilities in Excess of Other Assets — (0.3)%		(612,281)

Net Assets — 100.0%		215,862,937

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	6.3%
Electric Utilities	5.8
Chemicals	5.4
Diversified Telecommunication Services	4.2
Insurance	4.0
Pharmaceuticals	3.3
Food Products	3.3
Metals & Mining	3.2
Health Care Providers & Services	3.1
Banks	2.8
IT Services	2.6
Household Durables	2.6
Hotels, Restaurants & Leisure	2.5
Food & Staples Retailing	2.4
Health Care Equipment & Supplies	2.2
Airlines	2.1
Equity Real Estate Investment Trusts (REITs)	2.1
Semiconductors & Semiconductor Equipment	1.9
Construction & Engineering	1.9
Auto Components	1.8
Multi-Utilities	1.7
Beverages	1.7
Trading Companies & Distributors	1.6
Software	1.6
Industrial Conglomerates	1.5
Gas Utilities	1.5
Wireless Telecommunication Services	1.5
Aerospace & Defense	1.5
Automobiles	1.4
Road & Rail	1.4
Technology Hardware, Storage & Peripherals	1.4

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Commercial Services & Supplies	1.3
Specialty Retail	1.3
Real Estate Management & Development	1.3
Media	1.1
Entertainment	1.1
Electronic Equipment, Instruments & Components	1.1
Multiline Retail	1.0
Others (each less than 1.0%)	11.5

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $1,238,891.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	6	03/2019	USD	548,160	30,573

					30,573

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$176,387	$20,201,077	$—	$20,377,464
Austria	—	451,732	—	451,732
Belgium	—	2,023,766	—	2,023,766
Chile	—	14,393	—	14,393
China	—	1,166,284	—	1,166,284
Denmark	—	1,666,430	—	1,666,430
Finland	—	2,508,800	—	2,508,800
France	—	8,373,866	—	8,373,866
Germany	—	5,765,636	—	5,765,636
Hong Kong	—	9,488,600	—	9,488,600
Italy	—	2,201,968	—	2,201,968
Japan	—	46,857,364	—	46,857,364
Macau	—	1,372,830	—	1,372,830
Netherlands	114,347	3,693,551	—	3,807,898
New Zealand	—	803,579	—	803,579
Norway	—	2,198,557	—	2,198,557
Portugal	—	895,594	—	895,594
Singapore	—	4,631,041	—	4,631,041

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

South Africa	—	696,677	—	696,677
South Korea	—	19,998,406	589,060	20,587,466
Spain	—	4,887,247	—	4,887,247
Sweden	350,542	4,874,099	—	5,224,641
Switzerland	—	4,125,946	—	4,125,946
United Kingdom	575,670	5,893,697	—	6,469,367
United States	49,498,581	136,469	—	49,635,050
Other Common Stocks	8,956,670	—	—	8,956,670

Total Common Stocks	59,672,197	154,927,609	589,060	215,188,866

Investment of cash collateral from securities loaned	1,286,352	—	—	1,286,352

Total Investments in Securities	$60,958,549	$154,927,609	$589,060	$216,475,218

Appreciation in Other Financial Instruments
Futures Contracts	$30,573	$—	$—	$30,573

There were no significant transfers between level 2 and level 3 during the period ended January 31, 2019.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS — 100.0%
United States — 100.0%
JPMorgan Diversified Return International Equity ETF(a) (Cost $28,924,320)	563,275	30,788,612

Total Investments — 100.0% (Cost $28,924,320)		30,788,612
Other Assets Less Liabilities — 0.0%(b)		8,912

Net Assets — 100.0%		30,797,524

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange Traded Fund

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than 0.1% of net assets.

Forward foreign currency exchange contracts outstanding as of January 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	36,426	USD	25,471	Goldman Sachs International	2/5/2019	1,007
GBP	131,218	USD	167,399	Goldman Sachs International	2/5/2019	4,715
GBP	23,496	USD	30,000	HSBC Bank, NA	2/5/2019	819
JPY	3,855,463	USD	35,235	Royal Bank of Canada	2/5/2019	164
JPY	82,720,092	USD	755,595	Societe Generale	2/5/2019	3,895
JPY	5,741,611	USD	52,197	TD Bank Financial Group	2/5/2019	520
NOK	240,985	USD	27,876	Societe Generale	2/5/2019	699
NZD	31,972	USD	21,449	Merrill Lynch International	2/5/2019	651
USD	615,477	CHF	604,775	State Street Corp.	2/5/2019	7,269
USD	255,738	DKK	1,664,591	TD Bank Financial Group	2/5/2019	503
USD	5,700,406	EUR	4,971,694	Australia and New Zealand Banking Group Ltd.	2/5/2019	9,332
USD	1,020,320	SEK	9,020,378	TD Bank Financial Group	2/5/2019	23,333
KRW	51,520,656	USD	46,275	Citibank, NA**	2/7/2019	28
SGD	58,602	USD	43,027	Merrill Lynch International	2/7/2019	507
USD	61,416	KRW	68,270,563	Citibank, NA**	2/7/2019	61
USD	1,977,682	HKD	15,466,626	HSBC Bank, NA	2/8/2019	6,344
USD	2,704,003	AUD	3,708,030	Merrill Lynch International	3/5/2019	7,544
USD	175,079	AUD	240,033	Societe Generale	3/5/2019	528
USD	46,323	CHF	45,817	Merrill Lynch International	3/5/2019	132
USD	552,241	CHF	546,189	State Street Corp.	3/5/2019	1,594
USD	256,505	DKK	1,664,591	BNP Paribas	3/5/2019	668
USD	15,441	DKK	100,194	Merrill Lynch International	3/5/2019	42
USD	5,803,933	EUR	5,044,531	Citibank, NA	3/5/2019	16,789
USD	6,073,953	GBP	4,610,314	BNP Paribas	3/5/2019	18,682
USD	334,406	GBP	253,845	Goldman Sachs International	3/5/2019	1,000
USD	142,236	HKD	1,114,703	Citibank, NA	3/5/2019	9
USD	1,928,001	HKD	15,109,659	Societe Generale	3/5/2019	129
USD	7,157,827	JPY	777,531,146	Standard Chartered Bank	3/5/2019	4,585
USD	302,525	JPY	32,848,724	TD Bank Financial Group	3/5/2019	318
USD	442,420	NOK	3,719,203	HSBC Bank, NA	3/5/2019	878
USD	159,980	NZD	230,466	Citibank, NA	3/5/2019	581
USD	998,395	SEK	9,010,903	BNP Paribas	3/5/2019	408
USD	749,039	SGD	1,006,439	HSBC Bank, NA	3/5/2019	976
USD	40,147	SGD	53,948	Societe Generale	3/5/2019	49

Total unrealized appreciation						114,759

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,708,030	USD	2,702,832	Merrill Lynch International	2/5/2019	(7,430)
CHF	58,586	USD	59,627	Merrill Lynch International	2/5/2019	(708)
CHF	546,189	USD	550,773	State Street Corp.	2/5/2019	(1,484)
DKK	1,664,591	USD	255,855	BNP Paribas	2/5/2019	(621)
EUR	4,744,508	USD	5,445,916	Citibank, NA	2/5/2019	(14,901)
EUR	260,480	USD	298,688	Societe Generale	2/5/2019	(518)
GBP	4,610,314	USD	6,065,271	BNP Paribas	2/5/2019	(18,077)
JPY	777,531,146	USD	7,142,304	Standard Chartered Bank	2/5/2019	(3,449)
NOK	3,719,203	USD	441,838	HSBC Bank, NA	2/5/2019	(837)
NZD	230,466	USD	159,876	Citibank, NA	2/5/2019	(574)
SEK	8,468,564	USD	936,237	BNP Paribas	2/5/2019	(240)
SEK	551,815	USD	62,356	Merrill Lynch International	2/5/2019	(1,366)
USD	2,482,668	AUD	3,524,161	Citibank, NA	2/5/2019	(79,077)
USD	155,186	AUD	220,295	State Street Corp.	2/5/2019	(4,949)
USD	37,960	EUR	33,294	Merrill Lynch International	2/5/2019	(152)
USD	6,079,048	GBP	4,765,028	Citibank, NA	2/5/2019	(171,079)
USD	7,873,534	JPY	869,848,312	Australia and New Zealand Banking Group Ltd.	2/5/2019	(112,926)
USD	458,101	NOK	3,960,188	TD Bank Financial Group	2/5/2019	(11,475)
USD	176,127	NZD	262,438	State Street Corp.	2/5/2019	(5,275)
KRW	16,749,907	USD	15,058	Citibank, NA**	2/7/2019	(4)
KRW	3,435,176,239	USD	3,090,299	Standard Chartered Bank**	2/7/2019	(3,048)
SGD	1,006,439	USD	748,588	HSBC Bank, NA	2/7/2019	(945)
USD	3,085,774	KRW	3,435,176,239	Standard Chartered Bank**	2/7/2019	(1,477)
USD	781,990	SGD	1,065,041	State Street Corp.	2/7/2019	(9,186)
HKD	356,968	USD	45,645	HSBC Bank, NA	2/8/2019	(146)
HKD	15,109,659	USD	1,925,860	Societe Generale	2/8/2019	(20)
AUD	40,432	USD	29,415	Societe Generale	3/5/2019	(13)
EUR	51,148	USD	58,705	Merrill Lynch International	3/5/2019	(27)
GBP	49,825	USD	65,453	Merrill Lynch International	3/5/2019	(12)
JPY	8,058,889	USD	74,218	TD Bank Financial Group	3/5/2019	(77)
NZD	9,038	USD	6,274	Goldman Sachs International	3/5/2019	(23)
USD	167,822	KRW	186,563,983	Citibank, NA**	3/5/2019	(19)
USD	3,027,276	KRW	3,366,905,676	Standard Chartered Bank**	3/5/2019	(1,732)

Total unrealized depreciation						(451,867)

Net unrealized depreciation						(337,108)

**	Non-deliverable forward.

Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward foreign currency exchange contracts are generally valued on the basis of available market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$30,788,612	$—	$—	$30,788,612

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$114,759	$—	$114,759

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(451,867)	$—	$(451,867)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 9.6%
AGL Energy Ltd.	426,570	6,665,039
Alumina Ltd.	2,466,414	4,386,453
Ansell Ltd.	287,372	4,906,658
APA Group	591,923	3,956,898
Atlas Arteria Ltd.	234,708	1,137,246
BHP Group plc	211,626	4,728,302
Brambles Ltd.	238,795	1,852,798
Caltex Australia Ltd.	77,940	1,523,402
CIMIC Group Ltd.	28,643	933,773
Coca-Cola Amatil Ltd.	396,931	2,424,242
Cochlear Ltd.	40,787	5,764,237
Coles Group Ltd.*	104,541	950,646
Computershare Ltd.	237,651	3,078,682
Crown Resorts Ltd.	147,647	1,286,597
CSL Ltd.	38,717	5,505,329
CSR Ltd.	897,902	1,911,240
Dexus, REIT	742,212	6,214,615
Downer EDI Ltd.	677,465	3,523,718
GPT Group (The), REIT	1,454,773	6,151,271
Harvey Norman Holdings Ltd.(a)	783,236	1,923,445
Healthscope Ltd.	2,662,748	4,574,411
Incitec Pivot Ltd.	320,428	773,380
Macquarie Group Ltd.	33,853	2,879,121
Metcash Ltd.	721,107	1,301,298
Mirvac Group, REIT	1,037,402	1,818,955
Oil Search Ltd.	706,435	4,022,213
Origin Energy Ltd.*	824,410	4,307,222
Orora Ltd.	340,537	784,706
Qantas Airways Ltd.	1,114,076	4,416,813
Ramsay Health Care Ltd.	53,485	2,208,944
Rio Tinto Ltd.	80,702	5,131,492
Rio Tinto plc	88,242	4,881,739
Santos Ltd.	1,113,700	5,254,665
Sonic Healthcare Ltd.	335,088	5,620,632
Tabcorp Holdings Ltd.	1,587,040	5,378,409
TPG Telecom Ltd.	473,640	2,405,674
Vicinity Centres, REIT	2,592,870	4,936,482
Vocus Group Ltd.*	543,886	1,337,114
Wesfarmers Ltd.	104,757	2,457,450
Whitehaven Coal Ltd.	1,486,385	5,378,561
Woodside Petroleum Ltd.	227,699	5,695,532
WorleyParsons Ltd.	72,217	731,543

		145,120,947

Austria — 0.4%
OMV AG	52,081	2,589,612
voestalpine AG	101,279	3,236,474

		5,826,086

Belgium — 1.0%
Colruyt SA	85,292	6,125,369
Groupe Bruxelles Lambert SA	23,934	2,255,117
Proximus SADP	98,214	2,636,630
Umicore SA	85,359	3,608,746

		14,625,862

Chile — 0.4%
Antofagasta plc	465,752	5,324,450

China — 0.9%
China Mengniu Dairy Co. Ltd.*	355,000	1,099,564
FIH Mobile Ltd.*	2,705,000	294,113
Nexteer Automotive Group Ltd.	959,760	1,453,038
Semiconductor Manufacturing International Corp.*(a)	3,300,800	3,119,179
Tingyi Cayman Islands Holding Corp.	1,314,000	1,829,943
Uni-President China Holdings Ltd.	1,623,000	1,444,991
Want Want China Holdings Ltd.	2,625,000	2,127,339
Xinyi Solar Holdings Ltd.	6,980,400	2,936,192

		14,304,359

Denmark — 0.9%
Chr Hansen Holding A/S	62,548	5,939,925
DSV A/S	7,066	563,926
H Lundbeck A/S	25,669	1,127,121
ISS A/S	11,230	318,267
William Demant Holding A/S*(a)	156,143	4,932,663

		12,881,902

Finland — 2.0%
Elisa OYJ	120,336	5,034,565
Fortum OYJ	228,212	5,186,788
Kesko OYJ, Class B	87,666	5,044,538
Neste OYJ	73,140	6,701,105
Nokian Renkaat OYJ	31,442	1,046,051
Orion OYJ, Class B	15,715	555,542
UPM-Kymmene OYJ	219,931	6,387,185

		29,955,774

France — 5.6%
Air Liquide SA	27,830	3,378,549
Arkema SA	35,779	3,389,971
Atos SE	38,342	3,496,017
Bouygues SA	20,592	728,818
Capgemini SE	49,399	5,455,394
Casino Guichard Perrachon SA(a)	29,707	1,461,685
Cie Plastic Omnium SA	17,156	471,790
Covivio, REIT	8,632	882,317
Dassault Aviation SA	713	1,061,746
Dassault Systemes SE	39,190	4,911,750
Eiffage SA	51,568	4,831,211
Electricite de France SA	222,290	3,679,460
Eutelsat Communications SA	48,026	1,018,473
Faurecia SA	39,880	1,744,730
Gecina SA, REIT	16,015	2,353,605
Ipsen SA	8,109	1,020,408
Lagardere SCA	154,695	4,041,948
Orange SA	288,883	4,480,693
Pernod Ricard SA	28,901	4,795,061
Peugeot SA	190,756	4,798,548
Safran SA	30,257	3,975,445
SCOR SE	104,089	4,380,042
Sodexo SA(a)	7,036	732,457
Thales SA	29,395	3,250,776
TOTAL SA	90,647	4,969,372
Vinci SA	44,535	3,918,657
Vivendi SA	184,274	4,698,799

		83,927,722

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Germany — 3.6%
Axel Springer SE	53,494	3,275,344
Beiersdorf AG	45,375	4,542,121
CECONOMY AG	55,281	259,426
Deutsche Lufthansa AG (Registered)	51,937	1,311,206
Deutsche Telekom AG (Registered)	127,867	2,079,229
Evonik Industries AG	136,694	3,738,386
Fraport AG Frankfurt Airport Services Worldwide	60,466	4,778,868
Fresenius Medical Care AG & Co. KGaA	62,696	4,611,301
Hannover Rueck SE	42,179	6,087,852
Hella GmbH & Co. KGaA	13,433	611,037
Infineon Technologies AG	238,117	5,296,550
Merck KGaA	13,222	1,388,299
SAP SE	47,739	4,936,464
Telefonica Deutschland Holding AG	1,160,244	4,067,651
TUI AG	203,522	3,081,615
Uniper SE	147,014	4,262,927
United Internet AG (Registered)	5,003	198,500

		54,526,776

Hong Kong — 6.0%
ASM Pacific Technology Ltd.	374,700	4,037,120
Cathay Pacific Airways Ltd.	1,192,000	1,835,010
CK Hutchison Holdings Ltd.	552,542	5,580,235
CK Infrastructure Holdings Ltd.	653,500	5,276,285
CLP Holdings Ltd.	532,000	6,196,238
First Pacific Co. Ltd.	1,098,000	476,223
Hong Kong & China Gas Co. Ltd.	2,899,367	6,300,458
Hutchison Port Holdings Trust	4,973,300	1,247,428
Jardine Matheson Holdings Ltd.	45,700	3,057,086
Jardine Strategic Holdings Ltd.	74,800	2,867,536
Li & Fung Ltd.	492,000	83,621
Link REIT, REIT	612,500	6,732,688
Melco International Development Ltd.	274,000	642,961
MTR Corp. Ltd.	1,118,500	6,255,509
New World Development Co. Ltd.	1,364,000	2,151,232
PCCW Ltd.	8,816,000	5,248,071
Power Assets Holdings Ltd.	820,000	5,523,958
Swire Pacific Ltd., Class A	530,500	6,282,826
Swire Properties Ltd.	218,000	850,893
Techtronic Industries Co. Ltd.	848,000	4,950,241
WH Group Ltd.(b)	3,114,500	2,670,796
Wheelock & Co. Ltd.	274,000	1,756,512
Xinyi Glass Holdings Ltd.	4,582,000	5,581,031
Yue Yuen Industrial Holdings Ltd.	1,414,000	4,822,897

		90,426,855

Italy — 1.3%
Davide Campari-Milano SpA	701,215	6,300,120
Eni SpA	201,477	3,416,212
Italgas SpA	377,786	2,287,282
Recordati SpA	49,188	1,782,395
Terna Rete Elettrica Nazionale SpA	887,487	5,469,639

		19,255,648

Japan — 24.0%
Advantest Corp.	151,700	3,471,884
Alfresa Holdings Corp.	189,000	5,209,097
ANA Holdings, Inc.	136,700	5,038,739
Aozora Bank Ltd.	130,300	4,013,283
Asahi Kasei Corp.	149,500	1,640,375
Astellas Pharma, Inc.	59,400	881,391
Brother Industries Ltd.	82,500	1,392,267
Canon Marketing Japan, Inc.	154,400	2,990,598
Canon, Inc.	183,400	5,274,624
Capcom Co. Ltd.	299,700	6,451,102
Central Japan Railway Co.	28,600	6,181,098
Chubu Electric Power Co., Inc.	391,400	6,195,296
Chugoku Electric Power Co., Inc. (The)	407,800	5,580,421
COMSYS Holdings Corp.	227,000	5,930,009
Cosmo Energy Holdings Co. Ltd.	137,600	3,115,205
Daiwa Securities Group, Inc.	572,100	2,853,211
Denka Co. Ltd.	55,500	1,785,338
DIC Corp.	126,900	4,068,272
Electric Power Development Co. Ltd.	175,500	4,389,494
FamilyMart UNY Holdings Co. Ltd.	16,500	1,932,852
Fuji Media Holdings, Inc.	88,900	1,315,306
FUJIFILM Holdings Corp.	116,000	4,984,073
Fujikura Ltd.	319,700	1,403,361
Gunma Bank Ltd. (The)	381,000	1,679,308
Hachijuni Bank Ltd. (The)	376,800	1,668,452
Hankyu Hanshin Holdings, Inc.	149,600	5,339,925
Hikari Tsushin, Inc.	31,300	5,016,868
Hitachi Capital Corp.	22,200	505,949
Hitachi High-Technologies Corp.	99,400	3,592,325
Hokuriku Electric Power Co.*	157,300	1,384,550
Idemitsu Kosan Co. Ltd.	103,100	3,638,133
Iida Group Holdings Co. Ltd.	60,700	1,104,669
Inpex Corp.	326,500	3,138,456
Itochu Techno-Solutions Corp.	259,900	5,420,681
Japan Airlines Co. Ltd.	162,800	5,927,299
Japan Petroleum Exploration Co. Ltd.	106,900	2,005,640
JXTG Holdings, Inc.	905,900	4,948,143
Kagome Co. Ltd.	14,100	376,279
Kajima Corp.	36,000	512,088
Kaneka Corp.	105,600	4,128,413
Kansai Electric Power Co., Inc. (The)	220,700	3,359,389
Kawasaki Kisen Kaisha Ltd.*	3,800	49,587
KDDI Corp.	242,200	6,051,278
Keisei Electric Railway Co. Ltd.	39,100	1,239,666
Kirin Holdings Co. Ltd.	100,900	2,408,874
K’s Holdings Corp.	381,100	3,797,117
Kuraray Co. Ltd.	275,800	4,241,428
Kyushu Electric Power Co., Inc.	123,200	1,526,617
Lintec Corp.	108,200	2,396,018
Marubeni Corp.	784,600	6,115,642
Matsui Securities Co. Ltd.	236,800	2,544,262
Mebuki Financial Group, Inc.	323,900	908,153
Medipal Holdings Corp.	200,100	4,618,533
Mitsubishi Corp.	47,200	1,383,349
Mitsubishi Gas Chemical Co., Inc.	232,400	3,675,787
Mitsubishi Tanabe Pharma Corp.	161,000	2,522,322
Mitsubishi UFJ Lease & Finance Co. Ltd.	243,800	1,247,988

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Japan — continued
Mitsui & Co. Ltd.	176,100	2,877,107
Mochida Pharmaceutical Co. Ltd.	71,400	6,331,370
Nagoya Railroad Co. Ltd.	26,800	709,261
Nifco, Inc.	43,500	1,058,752
Nikon Corp.	192,900	3,298,286
Nippo Corp.	209,500	3,999,142
Nippon Express Co. Ltd.	34,200	2,164,214
Nippon Paper Industries Co. Ltd.	209,600	4,109,875
Nippon Shokubai Co. Ltd.	50,600	3,354,006
Nippon Telegraph & Telephone Corp.	116,400	5,003,827
Nipro Corp.	201,200	2,700,117
Nissan Motor Co. Ltd.	113,600	970,144
Nisshin Seifun Group, Inc.	278,800	5,626,183
Nissin Foods Holdings Co. Ltd.	69,900	4,450,022
Nomura Real Estate Holdings, Inc.	101,200	1,965,466
Nomura Research Institute Ltd.	51,200	2,095,208
NTT DOCOMO, Inc.	246,200	5,915,401
Oracle Corp.	25,500	1,857,909
Osaka Gas Co. Ltd.	293,600	5,812,815
Resona Holdings, Inc.	940,100	4,749,936
Sankyo Co. Ltd.	75,300	2,918,332
Sawai Pharmaceutical Co. Ltd.	36,800	1,896,378
SBI Holdings, Inc.	121,400	2,593,321
SCSK Corp.	47,200	1,909,924
Sega Sammy Holdings, Inc.	76,700	1,080,939
Sekisui Chemical Co. Ltd.	202,800	3,147,764
Sekisui House Ltd.	353,000	5,275,723
Shimachu Co. Ltd.	131,400	3,765,361
Shimamura Co. Ltd.	14,300	1,238,320
Showa Shell Sekiyu KK	365,900	5,451,623
SKY Perfect JSAT Holdings, Inc.	255,300	1,124,409
Skylark Holdings Co. Ltd.	139,000	2,315,704
Sojitz Corp.	1,656,600	6,369,192
Sony Corp.	52,000	2,605,561
Sumitomo Dainippon Pharma Co. Ltd.	91,200	2,147,210
Sumitomo Mitsui Financial Group, Inc.	90,500	3,366,779
Sumitomo Osaka Cement Co. Ltd.	106,200	4,711,997
Suzuken Co. Ltd.	78,800	4,137,442
Taisei Corp.	116,700	5,494,514
Taisho Pharmaceutical Holdings Co. Ltd.	32,100	3,260,370
Teijin Ltd.	102,300	1,768,040
TIS, Inc.	45,700	2,057,163
Tobu Railway Co. Ltd.	68,100	1,923,303
Toho Co. Ltd.	3,200	116,733
Toho Gas Co. Ltd.	33,300	1,430,316
Tohoku Electric Power Co., Inc.	346,200	4,693,638
Tokuyama Corp.	80,900	1,888,150
Tokyo Century Corp.	14,700	688,238
Tokyo Electric Power Co. Holdings, Inc.*	279,300	1,719,075
Toyo Suisan Kaisha Ltd.	106,700	3,840,991
Toyota Industries Corp.	104,700	5,186,952
Tsumura & Co.	133,900	3,905,991
Ube Industries Ltd.	173,200	3,916,545
Yamada Denki Co. Ltd.	372,000	1,831,910
Yamaguchi Financial Group, Inc.	283,900	2,885,938
Yokohama Rubber Co. Ltd. (The)	209,200	4,437,315
Zeon Corp.	139,800	1,437,339

		362,158,025

Jordan — 0.4%
Hikma Pharmaceuticals plc	257,848	5,455,020

Luxembourg — 0.2%
RTL Group SA	46,535	2,545,381

Macau — 0.2%
Sands China Ltd.	621,512	2,981,597

Netherlands — 2.4%
Aegon NV	787,743	4,058,250
ASR Nederland NV	48,134	2,030,204
Heineken Holding NV	61,574	5,345,402
Koninklijke Ahold Delhaize NV	129,541	3,412,902
Koninklijke DSM NV	13,269	1,240,867
Koninklijke Philips NV	98,833	3,896,500
NN Group NV	114,118	4,818,902
Royal Dutch Shell plc, Class A	194,019	6,014,674
Wolters Kluwer NV	97,052	6,035,757

		36,853,458

New Zealand — 0.7%
Fisher & Paykel Healthcare Corp. Ltd.	206,277	1,795,231
Spark New Zealand Ltd.	2,016,571	5,668,778
Xero Ltd.*	101,741	3,241,427

		10,705,436

Norway — 1.4%
Equinor ASA	188,574	4,311,968
Mowi ASA	250,666	5,537,348
Norsk Hydro ASA	423,973	1,965,551
Orkla ASA	457,083	3,694,294
Telenor ASA	302,849	5,733,517

		21,242,678

Portugal — 0.6%
EDP - Energias de Portugal SA	1,289,600	4,710,408
Galp Energia SGPS SA	293,628	4,587,797

		9,298,205

Russia — 0.3%
Evraz plc	606,124	3,970,485

Singapore — 2.5%
Ascendas, REIT	1,056,200	2,153,954
CapitaLand Commercial Trust, REIT	688,300	963,522
CapitaLand Mall Trust, REIT	2,914,700	5,204,920
ComfortDelGro Corp. Ltd.	1,400,700	2,430,543
Golden Agri-Resources Ltd.	11,567,300	2,182,888
Keppel Corp. Ltd.	1,140,400	5,185,633
Sembcorp Industries Ltd.	1,285,500	2,480,012
Singapore Press Holdings Ltd.	1,497,800	2,797,915
Singapore Telecommunications Ltd.	1,257,800	2,828,047
StarHub Ltd.	510,000	675,852
Suntec, REIT	1,161,000	1,665,861
Venture Corp. Ltd.	361,200	4,387,408
Wilmar International Ltd.	2,166,100	5,364,906

		38,321,461

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
South Africa — 0.3%
Anglo American plc	206,021	5,265,032

South Korea — 10.1%
Celltrion Healthcare Co. Ltd.*	29,226	1,961,118
Celltrion, Inc.*	5,001	990,101
CJ CheilJedang Corp.*	6,999	2,157,468
Daelim Industrial Co. Ltd.*	36,543	3,505,589
E-MART, Inc.	15,208	2,626,917
GS Engineering & Construction Corp.	101,762	4,313,425
GS Holdings Corp.	89,528	4,381,991
Hankook Tire Co. Ltd.*	17,143	644,853
Hanwha Chemical Corp.	178,010	3,610,533
Hanwha Corp.*	48,524	1,538,089
Hyosung TNC Co. Ltd.*	995	154,149
Hyundai Department Store Co. Ltd.*	29,724	2,558,821
Hyundai Engineering & Construction Co. Ltd.*	21,298	1,196,749
Hyundai Mipo Dockyard Co. Ltd.	22,346	1,266,260
Hyundai Mobis Co. Ltd.*	2,900	587,445
Hyundai Steel Co.	70,124	3,226,713
Industrial Bank of Korea	306,352	3,924,085
Kakao Corp.	51,255	4,591,797
Kangwon Land, Inc.*	107,591	3,291,790
KCC Corp.	4,205	1,238,121
Korea Electric Power Corp.	71,141	2,198,507
Korea Gas Corp.*	97,249	4,739,472
Korea Zinc Co. Ltd.*	4,248	1,682,219
Korean Air Lines Co. Ltd.*	78,355	2,566,594
KT&G Corp.	55,603	4,950,993
LG Corp.*	78,970	5,521,698
LG Display Co. Ltd.	239,037	4,071,431
LG Uplus Corp.	355,015	4,825,391
Lotte Chemical Corp.*	12,554	3,395,533
NAVER Corp.	22,659	2,777,666
NCSoft Corp.*	12,825	5,400,393
Orion Corp.*	9,339	953,733
POSCO	21,109	5,210,801
Samsung Biologics Co. Ltd.*(b)	8,113	2,928,012
Samsung Electronics Co. Ltd.	146,236	6,097,183
Samsung SDS Co. Ltd.	21,175	4,273,575
Shinsegae, Inc.	14,711	3,513,002
SK Holdings Co. Ltd.	23,330	5,541,778
SK Hynix, Inc.	80,171	5,361,012
SK Innovation Co. Ltd.	33,425	5,673,836
SK Networks Co. Ltd.	242,487	1,296,050
SK Telecom Co. Ltd.	22,688	5,252,462
SKC Co. Ltd.	87,012	3,039,062
S-Oil Corp.	40,819	3,843,570
Woori Bank‡	315,934	4,202,421
Yuhan Corp.*	22,733	4,866,862

		151,949,270

Spain — 2.0%
Acciona SA	17,423	1,658,912
Acerinox SA	193,525	2,108,883
Amadeus IT Group SA	40,384	2,936,662
Corp. Financiera Alba SA	10,141	502,840
Enagas SA	179,136	5,221,450
Endesa SA	242,562	6,066,831
Ferrovial SA	45,749	1,025,916
Naturgy Energy Group SA	220,720	6,170,193
Repsol SA	299,137	5,250,768

		30,942,455

Sweden — 3.2%
Boliden AB*	227,916	5,704,337
Hexagon AB, Class B	107,052	5,242,493
ICA Gruppen AB(a)	95,467	3,357,738
Investor AB, Class B	128,612	5,656,536
Kinnevik AB, Class B	25,258	617,152
Securitas AB, Class B	324,097	5,211,450
Skanska AB, Class B	205,815	3,603,858
Svenska Cellulosa AB SCA, Class B	94,177	828,379
Swedish Match AB	112,855	5,056,137
Tele2 AB, Class B	378,812	4,742,462
Telia Co. AB	1,120,514	4,883,147
Trelleborg AB, Class B	179,817	3,028,901

		47,932,590

Switzerland — 2.4%
Baloise Holding AG (Registered)	26,163	4,052,071
Coca-Cola HBC AG*	185,891	6,247,640
EMS-Chemie Holding AG (Registered)	629	314,164
Flughafen Zurich AG (Registered)	4,067	718,389
Kuehne + Nagel International AG (Registered)	7,759	1,049,259
Lonza Group AG (Registered)*	14,190	3,748,973
Mediclinic International plc	391,544	1,617,033
Novartis AG (Registered)	54,089	4,722,011
Sonova Holding AG (Registered)	32,187	6,040,722
Swisscom AG (Registered)	10,955	5,250,759
Vifor Pharma AG	21,834	2,778,906

		36,539,927

United Arab Emirates — 0.1%
NMC Health plc	29,189	988,122

United Kingdom — 16.7%
Admiral Group plc	182,752	4,969,406
Ashtead Group plc	143,578	3,641,856
AstraZeneca plc	75,685	5,482,770
Babcock International Group plc	537,789	3,745,747
Barratt Developments plc	759,597	5,372,733
Bellway plc	112,252	4,174,914
Berkeley Group Holdings plc	115,716	5,697,462
BP plc	695,873	4,753,613
British Land Co. plc (The), REIT	708,584	5,337,835
BT Group plc	829,012	2,527,992
Bunzl plc	38,064	1,200,240
Burberry Group plc	194,070	4,587,616
Centrica plc	3,336,500	5,995,846
ConvaTec Group plc(b)	1,159,974	2,174,790
Croda International plc	94,242	5,966,768
Derwent London plc, REIT	52,411	2,229,160
Diageo plc	163,810	6,252,048
Direct Line Insurance Group plc	1,031,121	4,557,593
DS Smith plc	5,811	25,771

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United Kingdom — continued
easyJet plc	197,090	3,265,627
Experian plc	240,879	6,047,891
GlaxoSmithKline plc	285,536	5,546,416
Halma plc	291,136	5,354,557
Hammerson plc, REIT	771,304	3,770,714
HSBC Holdings plc	267,765	2,254,649
IMI plc	221,750	2,786,160
Imperial Brands plc	41,132	1,365,339
Inchcape plc	228,829	1,721,814
Informa plc	354,597	3,149,639
Inmarsat plc	873,792	4,241,994
InterContinental Hotels Group plc	74,822	4,251,961
International Consolidated Airlines Group SA	356,417	3,010,261
Intertek Group plc	34,548	2,229,355
Intu Properties plc, REIT	612,158	929,472
J Sainsbury plc	939,181	3,516,723
John Wood Group plc	349,700	2,481,956
Johnson Matthey plc	18,634	744,420
Land Securities Group plc, REIT	251,226	2,857,033
Legal & General Group plc	1,451,806	4,946,163
Meggitt plc	886,202	6,002,047
Merlin Entertainments plc(b)	77,769	344,635
Micro Focus International plc	281,977	5,375,923
Mondi plc	228,771	5,532,398
National Grid plc	552,994	6,021,773
Pearson plc	357,892	4,254,947
Pennon Group plc	518,632	5,194,673
Persimmon plc	181,431	5,659,849
RELX plc	282,221	6,251,065
Rentokil Initial plc	1,287,331	5,685,039
Royal Mail plc	1,030,431	3,630,646
Sage Group plc (The)	739,416	6,077,541
Segro plc, REIT	761,322	6,471,776
Severn Trent plc	9,012	236,810
Smith & Nephew plc	322,690	6,079,068
Smiths Group plc	279,206	5,301,976
SSE plc	360,096	5,535,769
Tate & Lyle plc	594,800	5,369,143
Taylor Wimpey plc	1,379,794	2,991,739
United Utilities Group plc	479,730	5,246,833
Vodafone Group plc	2,591,837	4,726,954
Whitbread plc	35,550	2,277,874
Wm Morrison Supermarkets plc	1,576,419	4,847,743

		252,282,525

United States — 0.5%
Carnival plc	100,938	5,710,972
Ferguson plc	20,555	1,376,429

		7,087,401

TOTAL COMMON STOCKS (Cost $1,482,421,055)		1,502,695,449

SHORT-TERM INVESTMENTS — 0.0%(c)
INVESTMENT COMPANIES — 0.0%(c)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(d)(e) (Cost $29,134)	29,134	29,134

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(d)(e)(Cost $8,061,301)	8,061,301	8,061,301

Total Investments — 100.2% (Cost $1,490,511,490)		1,510,785,884
Liabilities in Excess of Other Assets — (0.2)%		(2,297,726)

Net Assets — 100.0%		1,508,488,158

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.4%
Electric Utilities	5.1
Chemicals	4.9
Diversified Telecommunication Services	4.5
Equity Real Estate Investment Trusts (REITs)	4.0
Metals & Mining	3.8
Pharmaceuticals	3.7
Food Products	3.2
Household Durables	2.9
Construction & Engineering	2.6
Insurance	2.6
Health Care Equipment & Supplies	2.5
Industrial Conglomerates	2.5
Health Care Providers & Services	2.4
Food & Staples Retailing	2.3
Beverages	2.2
Hotels, Restaurants & Leisure	2.1
IT Services	2.0
Gas Utilities	2.0
Banks	2.0
Airlines	1.8
Wireless Telecommunication Services	1.8
Road & Rail	1.8
Software	1.7

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Trading Companies & Distributors	1.6
Semiconductors & Semiconductor Equipment	1.6
Media	1.6
Electronic Equipment, Instruments & Components	1.5
Auto Components	1.5
Professional Services	1.4
Commercial Services & Supplies	1.3
Multi-Utilities	1.2
Technology Hardware, Storage & Peripherals	1.2
Paper & Forest Products	1.1
Entertainment	1.1
Specialty Retail	1.1
Others (each less than 1.0%)	12.0
Short-Term Investments	0.0

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $7,710,657.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	42	03/2019	USD	3,837,120	278,388

					278,388

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$950,646	$144,170,301	$—	$145,120,947
Austria	—	5,826,086	—	5,826,086
Belgium	—	14,625,862	—	14,625,862
Chile	—	5,324,450	—	5,324,450
China	—	14,304,359	—	14,304,359
Denmark	—	12,881,902	—	12,881,902
Finland	—	29,955,774	—	29,955,774
France	1,061,746	82,865,976	—	83,927,722
Germany	259,426	54,267,350	—	54,526,776
Hong Kong	—	90,426,855	—	90,426,855
Italy	—	19,255,648	—	19,255,648
Japan	—	362,158,025	—	362,158,025
Jordan	—	5,455,020	—	5,455,020
Luxembourg	—	2,545,381	—	2,545,381
Macau	—	2,981,597	—	2,981,597
Netherlands	—	36,853,458	—	36,853,458
New Zealand	—	10,705,436	—	10,705,436
Norway	—	21,242,678	—	21,242,678

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Portugal	—	9,298,205	—	9,298,205
Russia	—	3,970,485	—	3,970,485
Singapore	—	38,321,461	—	38,321,461
South Africa	—	5,265,032	—	5,265,032
South Korea	—	147,746,849	4,202,421	151,949,270
Spain	—	30,942,455	—	30,942,455
Sweden	—	47,932,590	—	47,932,590
Switzerland	—	36,539,927	—	36,539,927
United Arab Emirates	—	988,122	—	988,122
United Kingdom	—	252,282,525	—	252,282,525
United States	—	7,087,401	—	7,087,401

Total Common Stocks	2,271,818	1,496,221,210	4,202,421	1,502,695,449

Investment of cash collateral from securities loaned	8,061,301	—	—	8,061,301
Short-Term Investments
Investment Companies	29,134	—	—	29,134

Total Investments in Securities	$10,362,253	$1,496,221,210	$4,202,421	$1,510,785,884

Appreciation in Other Financial Instruments
Futures Contracts	$278,388	$—	$—	$278,388

There were no significant transfers between level 2 and level 3 during the period ended January 31, 2019.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 2.1%
Boeing Co. (The)	5,863	2,260,890
Curtiss-Wright Corp.	8,185	929,161
General Dynamics Corp.	5,755	985,083
Harris Corp.	16,178	2,478,146
L3 Technologies, Inc.(a)	4,669	919,233
Lockheed Martin Corp.	3,589	1,039,697
Northrop Grumman Corp.	3,072	846,490
Raytheon Co.	8,981	1,479,710
Textron, Inc.	11,403	606,982
United Technologies Corp.	9,738	1,150,710

		12,696,102

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	10,742	932,083
FedEx Corp.	3,759	667,486

		1,599,569

Airlines — 0.2%
Alaska Air Group, Inc.	2,812	179,827
Delta Air Lines, Inc.	14,242	703,982
JetBlue Airways Corp.*	7,145	128,539
Southwest Airlines Co.	4,778	271,199
United Continental Holdings, Inc.*	2,681	233,971

		1,517,518

Auto Components — 0.8%
Aptiv plc	18,265	1,445,309
Delphi Technologies plc	49	878
Gentex Corp.	93,205	1,974,082
Lear Corp.	9,074	1,396,761

		4,817,030

Automobiles — 0.7%
Ford Motor Co.	172,888	1,521,414
General Motors Co.	27,686	1,080,308
Harley-Davidson, Inc.(a)	44,237	1,630,576

		4,232,298

Banks — 2.7%
Bank of America Corp.	21,514	612,504
Bank of Hawaii Corp.	7,205	557,163
BB&T Corp.	35,803	1,747,186
Citizens Financial Group, Inc.	11,402	386,756
Comerica, Inc.	6,476	509,920
Cullen/Frost Bankers, Inc.	3,109	302,443
Fifth Third Bancorp(a)	61,426	1,647,445
Huntington Bancshares, Inc.(a)	162,162	2,147,025
KeyCorp	23,615	388,939
M&T Bank Corp.	3,458	568,979
People’s United Financial, Inc.	42,124	689,991
PNC Financial Services Group, Inc. (The)	5,779	708,910
Popular, Inc. (Puerto Rico)	1,308	71,430
Regions Financial Corp.	28,068	425,792
SunTrust Banks, Inc.	35,674	2,119,749
SVB Financial Group*	1,583	369,440
TCF Financial Corp.	45,986	1,019,050
Umpqua Holdings Corp.	32,718	578,454
US Bancorp	14,494	741,513
Wells Fargo & Co.	13,548	662,633
Zions Bancorp NA	9,669	460,148

		16,715,470

Beverages — 2.0%
Brown-Forman Corp., Class B(a)	37,549	1,774,190
Coca-Cola Co. (The)	49,479	2,381,424
Constellation Brands, Inc., Class A	11,228	1,949,855
Keurig Dr Pepper, Inc.	49,166	1,338,299
Molson Coors Brewing Co., Class B	28,437	1,894,189
Monster Beverage Corp.*	7,035	402,683
PepsiCo, Inc.	20,451	2,304,214

		12,044,854

Biotechnology — 1.2%
AbbVie, Inc.	13,987	1,123,017
Amgen, Inc.	11,074	2,072,056
Biogen, Inc.*	4,091	1,365,494
Gilead Sciences, Inc.	23,384	1,637,114
United Therapeutics Corp.*	9,046	1,043,275
Vertex Pharmaceuticals, Inc.*	643	122,755

		7,363,711

Building Products — 0.1%
Fortune Brands Home & Security, Inc.	12,265	555,605
Resideo Technologies, Inc.*	1,485	32,566

		588,171

Capital Markets — 2.4%
Ameriprise Financial, Inc.	3,790	479,814
Bank of New York Mellon Corp. (The)	14,338	750,164
BlackRock, Inc.	1,279	530,887
CME Group, Inc.	11,544	2,104,240
E*TRADE Financial Corp.	9,815	457,968
FactSet Research Systems, Inc.(a)	10,123	2,213,191
Goldman Sachs Group, Inc. (The)	2,485	492,055
Intercontinental Exchange, Inc.	11,790	905,000
Invesco Ltd.(a)	15,198	276,908
Moody’s Corp.	2,803	444,304
Morgan Stanley	9,159	387,426
Nasdaq, Inc.	4,926	433,685
Northern Trust Corp.	6,460	571,452
Raymond James Financial, Inc.	6,438	518,259
S&P Global, Inc.	4,840	927,586
SEI Investments Co.	13,125	623,963
State Street Corp.	6,307	447,166
T. Rowe Price Group, Inc.	15,472	1,446,013
TD Ameritrade Holding Corp.	14,440	807,918

		14,817,999

Chemicals — 5.9%
Air Products & Chemicals, Inc.	15,502	2,548,374
Ashland Global Holdings, Inc.	28,871	2,191,309
Cabot Corp.(a)	23,025	1,079,642
Celanese Corp.	22,169	2,122,903
CF Industries Holdings, Inc.	59,108	2,580,064
Chemours Co. (The)	38,341	1,370,691
DowDuPont, Inc.	20,852	1,122,046
Eastman Chemical Co.	25,451	2,051,860
Ecolab, Inc.	15,538	2,457,645
Huntsman Corp.	86,211	1,894,056
International Flavors & Fragrances, Inc.(a)	5,425	769,157
Linde plc (United Kingdom)	15,679	2,555,834
LyondellBasell Industries NV, Class A	23,307	2,027,010

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Chemicals — continued
Mosaic Co. (The)	51,962	1,677,333
Olin Corp.	45,358	1,070,902
PPG Industries, Inc.	18,613	1,962,555
RPM International, Inc.	28,367	1,621,458
Scotts Miracle-Gro Co. (The)(a)	2,447	181,934
Sherwin-Williams Co. (The)	2,950	1,243,484
Westlake Chemical Corp.	27,794	2,053,977
WR Grace & Co.	19,535	1,387,180

		35,969,414

Commercial Services & Supplies — 1.1%
Cintas Corp.	12,322	2,310,498
Republic Services, Inc.	28,177	2,161,458
Waste Management, Inc.	22,720	2,173,622

		6,645,578

Communications Equipment — 1.0%
Cisco Systems, Inc.	41,382	1,956,955
F5 Networks, Inc.*	7,822	1,258,951
Juniper Networks, Inc.	41,060	1,065,096
Motorola Solutions, Inc.	13,342	1,559,813

		5,840,815

Construction & Engineering — 0.0%(b)
Arcosa, Inc.	3,410	100,356

Consumer Finance — 1.1%
Ally Financial, Inc.	73,195	1,907,462
American Express Co.	8,185	840,599
Capital One Financial Corp.	7,774	626,507
Discover Financial Services	12,084	815,549
Santander Consumer USA Holdings, Inc.	70,967	1,352,631
SLM Corp.*(a)	57,113	611,680
Synchrony Financial	13,492	405,300

		6,559,728

Containers & Packaging — 0.7%
Avery Dennison Corp.	16,252	1,697,521
Ball Corp.	1,306	68,278
Bemis Co., Inc.	10,806	527,765
International Paper Co.	40,492	1,920,536

		4,214,100

Distributors — 0.4%
Genuine Parts Co.	24,045	2,400,172

Diversified Consumer Services — 0.0%(b)
Graham Holdings Co., Class B	80	53,200
H&R Block, Inc.	5,859	138,214

		191,414

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B*	9,537	1,960,235

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	79,826	2,399,570
CenturyLink, Inc.	132,650	2,032,198
Verizon Communications, Inc.	41,356	2,277,061
Zayo Group Holdings, Inc.*	11,830	324,733

		7,033,562

Electric Utilities — 5.5%
American Electric Power Co., Inc.	32,078	2,538,011
Avangrid, Inc.(a)	29,556	1,473,958
Duke Energy Corp.(a)	28,156	2,471,534
Edison International	15,797	899,955
Entergy Corp.(a)	28,644	2,554,758
Evergy, Inc.	42,003	2,407,612
Eversource Energy	36,490	2,532,771
Exelon Corp.	53,756	2,567,387
FirstEnergy Corp.(a)	65,920	2,584,064
NextEra Energy, Inc.	13,724	2,456,322
OGE Energy Corp.	44,946	1,840,539
PG&E Corp.*	26,065	338,845
Pinnacle West Capital Corp.(a)	27,907	2,459,165
PPL Corp.	81,523	2,553,300
Southern Co. (The)	33,774	1,641,416
Xcel Energy, Inc.	47,545	2,489,456

		33,809,093

Electrical Equipment — 0.7%
AMETEK, Inc.	11,920	868,968
Eaton Corp. plc	12,659	965,249
Emerson Electric Co.	9,498	621,834
Hubbell, Inc.	5,798	633,895
Rockwell Automation, Inc.	6,178	1,047,295

		4,137,241

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	14,552	1,279,412
FLIR Systems, Inc.	24,023	1,174,244

		2,453,656

Energy Equipment & Services — 0.6%
Apergy Corp.*	5,255	176,673
Helmerich & Payne, Inc.(a)	30,866	1,728,187
National Oilwell Varco, Inc.	16,442	484,710
Patterson-UTI Energy, Inc.	16,235	196,931
Schlumberger Ltd.	21,854	966,165

		3,552,666

Entertainment — 1.4%
Activision Blizzard, Inc.	19,851	937,761
Electronic Arts, Inc.*	12,108	1,116,842
Netflix, Inc.*	2,170	736,715
Take-Two Interactive Software, Inc.*	9,447	997,131
Twenty-First Century Fox, Inc., Class A	38,218	1,884,529
Viacom, Inc., Class B	28,409	835,793
Walt Disney Co. (The)	19,963	2,226,274

		8,735,045

Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	6,026	793,684
American Tower Corp.	6,040	1,043,954
AvalonBay Communities, Inc.	5,232	1,009,357
Boston Properties, Inc.	724	95,474
Camden Property Trust	1,261	122,254
Crown Castle International Corp.	6,377	746,492
Digital Realty Trust, Inc.	4,945	535,741
Duke Realty Corp.	3,240	94,738
Equity Residential	13,212	958,663
Federal Realty Investment Trust	877	116,264
Host Hotels & Resorts, Inc.	26,536	479,240
Iron Mountain, Inc.	5,567	207,092
Liberty Property Trust	999	47,093
Medical Properties Trust, Inc.	117,106	2,131,329
Park Hotels & Resorts, Inc.	78,583	2,362,991

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Prologis, Inc.	10,308	712,901
Rayonier, Inc.	33,356	1,015,357
Senior Housing Properties Trust	8,375	115,324
Simon Property Group, Inc.	3,968	722,652
STORE Capital Corp.	31,817	1,028,325
Taubman Centers, Inc.	1,258	62,648
Vornado Realty Trust	2,449	171,210
Weingarten Realty Investors	8,010	229,807

		14,802,590

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	8,102	1,738,932
Kroger Co. (The)	22,281	631,221
Sysco Corp.	30,035	1,917,735
Walgreens Boots Alliance, Inc.	21,575	1,559,010
Walmart, Inc.	21,574	2,067,436

		7,914,334

Food Products — 2.7%
Archer-Daniels-Midland Co.(a)	47,459	2,130,909
Conagra Brands, Inc.	60,750	1,314,630
Flowers Foods, Inc.(a)	42,943	844,259
General Mills, Inc.	36,833	1,636,858
Hershey Co. (The)	23,026	2,443,059
Hormel Foods Corp.(a)	55,306	2,340,550
JM Smucker Co. (The)	7,182	753,248
Kellogg Co.	29,391	1,734,363
Lamb Weston Holdings, Inc.	3,761	271,920
McCormick & Co., Inc. (Non-Voting)	16,625	2,055,515
Tyson Foods, Inc., Class A(a)	15,943	987,191

		16,512,502

Gas Utilities — 0.8%
Atmos Energy Corp.	10,510	1,026,091
National Fuel Gas Co.(a)	23,100	1,323,630
UGI Corp.	42,714	2,435,980

		4,785,701

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	33,677	2,457,748
Baxter International, Inc.	35,008	2,537,730
Becton Dickinson and Co.	6,783	1,692,087
Danaher Corp.	12,673	1,405,689
Edwards Lifesciences Corp.*	8,941	1,523,725
Hill-Rom Holdings, Inc.	24,606	2,461,092
IDEXX Laboratories, Inc.*	8,218	1,748,626
Intuitive Surgical, Inc.*	3,941	2,063,665
Medtronic plc	25,569	2,260,044
Stryker Corp.(a)	14,213	2,523,803
Varian Medical Systems, Inc.*	20,210	2,668,326
Zimmer Biomet Holdings, Inc.	15,456	1,693,359

		25,035,894

Health Care Providers & Services — 4.0%
AmerisourceBergen Corp.	13,180	1,098,817
Anthem, Inc.(a)	8,453	2,561,259
Centene Corp.*	13,002	1,697,671
Cigna Corp.	15,925	3,181,974
CVS Health Corp.	23,864	1,564,285
DaVita, Inc.*(a)	7,645	429,114
HCA Healthcare, Inc.	15,926	2,220,562
Humana, Inc.	6,890	2,128,941
Laboratory Corp. of America Holdings*	13,863	1,931,809
McKesson Corp.	6,002	769,757
Quest Diagnostics, Inc.(a)	23,498	2,052,550
UnitedHealth Group, Inc.	8,863	2,394,783
Universal Health Services, Inc., Class B	18,072	2,395,082

		24,426,604

Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	31,116	1,791,659
Darden Restaurants, Inc.	11,306	1,186,339
Dunkin’ Brands Group, Inc.(a)	15,416	1,054,300
Hilton Worldwide Holdings, Inc.	20,716	1,542,928
Las Vegas Sands Corp.	23,319	1,360,897
Marriott International, Inc., Class A(a)	13,042	1,493,700
McDonald’s Corp.	13,229	2,365,081
Royal Caribbean Cruises Ltd.	8,128	975,766
Starbucks Corp.	37,376	2,546,801
Wyndham Destinations, Inc.	26,461	1,115,066
Yum China Holdings, Inc. (China)	14,167	516,387
Yum! Brands, Inc.	26,221	2,464,250

		18,413,174

Household Durables — 1.8%
DR Horton, Inc.	33,152	1,274,695
Garmin Ltd.(a)	28,935	2,001,723
Leggett & Platt, Inc.(a)	44,943	1,840,865
Lennar Corp., Class A	30,796	1,460,346
NVR, Inc.*	836	2,223,760
PulteGroup, Inc.	70,542	1,961,773

		10,763,162

Household Products — 1.7%
Church & Dwight Co., Inc.	37,676	2,434,246
Clorox Co. (The)	15,057	2,234,158
Energizer Holdings, Inc.(a)	17,005	806,037
Kimberly-Clark Corp.	21,615	2,407,479
Procter & Gamble Co. (The)	26,386	2,545,457

		10,427,377

Independent Power and Renewable Electricity Producers — 1.3%
AES Corp.	160,994	2,638,691
NRG Energy, Inc.	64,891	2,654,691
Vistra Energy Corp.*(a)	106,209	2,666,908

		7,960,290

Industrial Conglomerates — 0.6%
3M Co.	4,303	861,891
Honeywell International, Inc.	9,012	1,294,393
Roper Technologies, Inc.	4,622	1,309,228

		3,465,512

Insurance — 2.9%
Aflac, Inc.	41,701	1,989,138
Allstate Corp. (The)	8,288	728,267
American Financial Group, Inc.	4,368	416,663
Aon plc	9,000	1,406,070
Assurant, Inc.	8,876	855,558
Chubb Ltd.	6,841	910,195
Cincinnati Financial Corp.	14,264	1,157,096
Fidelity National Financial, Inc.	15,367	555,671
Hanover Insurance Group, Inc. (The)	4,743	540,892
Lincoln National Corp.	5,546	324,385
Marsh & McLennan Cos., Inc.	13,185	1,162,785
Mercury General Corp.	528	27,298
MetLife, Inc.	8,891	406,052

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Insurance — continued
Old Republic International Corp.	28,468	573,630
Principal Financial Group, Inc.	11,104	555,977
Progressive Corp. (The)	30,265	2,036,532
Prudential Financial, Inc.	4,808	443,009
Reinsurance Group of America, Inc.	3,365	486,074
Torchmark Corp.	16,854	1,411,691
Travelers Cos., Inc. (The)	6,419	805,841
WR Berkley Corp.(a)	12,320	947,285

		17,740,109

Interactive Media & Services — 0.9%
Alphabet, Inc., Class A*	1,326	1,492,930
Facebook, Inc., Class A*	7,521	1,253,676
IAC/InterActiveCorp*	13,332	2,816,785

		5,563,391

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	899	1,545,138
Booking Holdings, Inc.*	576	1,055,699
eBay, Inc.*	40,299	1,356,061

		3,956,898

IT Services — 3.9%
Accenture plc, Class A	12,094	1,857,034
Automatic Data Processing, Inc.	6,945	971,189
Broadridge Financial Solutions, Inc.	16,267	1,640,202
Cognizant Technology Solutions Corp., Class A	22,216	1,548,011
DXC Technology Co.	13,190	845,743
Fidelity National Information Services, Inc.	15,362	1,605,790
Fiserv, Inc.*	15,301	1,268,912
Global Payments, Inc.	5,301	595,196
International Business Machines Corp.	9,436	1,268,387
Leidos Holdings, Inc.	22,122	1,283,076
Mastercard, Inc., Class A	6,047	1,276,703
Paychex, Inc.	16,864	1,193,971
PayPal Holdings, Inc.*	8,914	791,207
Total System Services, Inc.(a)	22,042	1,975,184
VeriSign, Inc.*	15,979	2,704,765
Visa, Inc., Class A	7,729	1,043,492
Western Union Co. (The)(a)	35,693	651,397
Worldpay, Inc., Class A*	12,774	1,066,373

		23,586,632

Leisure Products — 0.5%
Hasbro, Inc.(a)	26,472	2,397,304
Polaris Industries, Inc.	7,108	596,219

		2,993,523

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	16,262	1,236,725
Illumina, Inc.*	4,476	1,252,340
IQVIA Holdings, Inc.*	19,074	2,460,737
Thermo Fisher Scientific, Inc.	9,618	2,362,854
Waters Corp.*	12,558	2,903,661

		10,216,317

Machinery — 1.5%
Caterpillar, Inc.	5,702	759,278
Crane Co.	1,882	155,754
Cummins, Inc.	4,695	690,681
Dover Corp.	10,531	924,938
Fortive Corp.	10,883	816,116
IDEX Corp.	5,839	804,965
Illinois Tool Works, Inc.	6,352	872,193
Ingersoll-Rand plc	10,174	1,017,807
ITT, Inc.	28,346	1,489,866
PACCAR, Inc.	9,473	620,671
Parker-Hannifin Corp.	4,810	792,736
Terex Corp.	4,551	139,761
Trinity Industries, Inc.(a)	10,278	240,300

		9,325,066

Media — 1.2%
Cable One, Inc.	80	70,747
CBS Corp. (Non-Voting), Class B	13,091	647,481
Comcast Corp., Class A	41,204	1,506,830
DISH Network Corp., Class A*	3,505	107,498
Interpublic Group of Cos., Inc. (The)(a)	50,557	1,150,172
John Wiley & Sons, Inc., Class A	6,610	342,266
Liberty Media Corp-Liberty SiriusXM, Class A*	8,630	343,301
Omnicom Group, Inc.	21,392	1,666,009
Sirius XM Holdings, Inc.(a)	208,125	1,213,369

		7,047,673

Metals & Mining — 2.4%
Alcoa Corp.*	39,093	1,160,280
Freeport-McMoRan, Inc.	169,180	1,969,255
Newmont Mining Corp.	48,254	1,645,944
Nucor Corp.	41,280	2,527,987
Reliance Steel & Aluminum Co.	23,248	1,903,546
Royal Gold, Inc.(a)	11,641	1,017,074
Southern Copper Corp. (Peru)	45,520	1,530,383
Steel Dynamics, Inc.	53,134	1,944,173
United States Steel Corp.	50,963	1,148,706

		14,847,348

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc.	70,714	738,254
Chimera Investment Corp.(a)	72,884	1,386,983
New Residential Investment Corp.	144,988	2,461,896
Starwood Property Trust, Inc.(a)	16,362	361,273

		4,948,406

Multiline Retail — 1.5%
Dollar General Corp.	17,300	1,996,939
Dollar Tree, Inc.*	8,457	818,891
Kohl’s Corp.	33,226	2,282,294
Macy’s, Inc.	59,099	1,554,304
Nordstrom, Inc.	10,852	503,641
Target Corp.	25,784	1,882,232

		9,038,301

Multi-Utilities — 3.7%
Ameren Corp.	36,341	2,519,885
CenterPoint Energy, Inc.	89,032	2,752,870
CMS Energy Corp.	47,874	2,496,150
Consolidated Edison, Inc.	31,036	2,409,945
Dominion Energy, Inc.	69,228	4,862,575
DTE Energy Co.(a)	20,826	2,452,262
Public Service Enterprise Group, Inc.	44,611	2,433,530
WEC Energy Group, Inc.(a)	34,406	2,512,670

		22,439,887

Oil, Gas & Consumable Fuels — 4.9%
Apache Corp.(a)	12,316	404,211
Chesapeake Energy Corp.*(a)	30,809	87,806

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — continued
Chevron Corp.	15,726	1,802,986
CNX Resources Corp.*	14,710	178,579
ConocoPhillips	29,524	1,998,480
Continental Resources, Inc.*(a)	6,565	303,106
Devon Energy Corp.	15,494	412,915
Diamondback Energy, Inc.	4,299	443,313
Exxon Mobil Corp.	28,369	2,078,880
Hess Corp.	13,010	702,540
HollyFrontier Corp.	30,036	1,692,228
Kinder Morgan, Inc.	87,740	1,588,094
Marathon Oil Corp.	112,065	1,769,506
Marathon Petroleum Corp.	38,271	2,535,836
Murphy Oil Corp.	58,642	1,603,859
Occidental Petroleum Corp.	26,617	1,777,483
ONEOK, Inc.	30,446	1,954,938
PBF Energy, Inc., Class A	48,359	1,770,907
Phillips 66	19,999	1,908,105
Targa Resources Corp.	17,124	736,503
Valero Energy Corp.	17,995	1,580,321
Whiting Petroleum Corp.*(a)	61,789	1,769,019
Williams Cos., Inc. (The)(a)	29,025	781,643

		29,881,258

Paper & Forest Products — 0.3%
Domtar Corp.	42,917	2,012,807

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	16,275	2,220,235
Herbalife Nutrition Ltd.*	27,568	1,645,810
Nu Skin Enterprises, Inc., Class A	17,578	1,153,996

		5,020,041

Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	35,025	1,729,184
Eli Lilly & Co.	21,019	2,519,338
Johnson & Johnson	16,976	2,259,166
Pfizer, Inc.	53,942	2,289,838
Zoetis, Inc.	25,452	2,192,944

		10,990,470

Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	885	128,095
Nielsen Holdings plc	3,498	89,829
Robert Half International, Inc.	29,478	1,899,267
Verisk Analytics, Inc.*	2,141	251,375

		2,368,566

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	6,892	315,309
Jones Lang LaSalle, Inc.(a)	472	67,690

		382,999

Road & Rail — 0.7%
CSX Corp.	9,967	654,832
JB Hunt Transport Services, Inc.	8,975	960,684
Kansas City Southern	3,738	395,293
Norfolk Southern Corp.	6,421	1,077,059
Union Pacific Corp.	8,599	1,367,843

		4,455,711

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	16,549	1,636,034
Applied Materials, Inc.	19,280	753,462
Broadcom, Inc.	4,720	1,266,140
Cypress Semiconductor Corp.(a)	20,750	287,802
First Solar, Inc.*	8,664	438,312
Intel Corp.	26,412	1,244,533
KLA-Tencor Corp.	11,126	1,185,698
Lam Research Corp.	4,583	777,185
Maxim Integrated Products, Inc.(a)	23,013	1,248,916
Micron Technology, Inc.*	21,488	821,271
NVIDIA Corp.	4,326	621,862
ON Semiconductor Corp.*	41,945	840,578
Skyworks Solutions, Inc.	8,520	622,301
Teradyne, Inc.	20,430	735,276
Texas Instruments, Inc.	12,931	1,301,893
Versum Materials, Inc.(a)	13,650	501,911
Xilinx, Inc.	16,822	1,883,055

		16,166,229

Software — 2.3%
Adobe, Inc.*	6,718	1,664,855
Cadence Design Systems, Inc.*	29,344	1,409,392
Citrix Systems, Inc.	20,361	2,087,817
Intuit, Inc.	9,833	2,122,158
Microsoft Corp.	22,488	2,348,422
Oracle Corp.	25,829	1,297,391
Red Hat, Inc.*	10,342	1,839,221
Teradata Corp.*	3,709	164,606
VMware, Inc., Class A	8,375	1,265,211

		14,199,073

Specialty Retail — 2.5%
AutoNation, Inc.*(a)	14,046	544,283
Best Buy Co., Inc.	11,249	666,391
Burlington Stores, Inc.*	1,989	341,531
Dick’s Sporting Goods, Inc.(a)	11,724	413,974
Foot Locker, Inc.	15,287	854,390
Gap, Inc. (The)	15,994	406,887
Home Depot, Inc. (The)	13,127	2,409,198
Lowe’s Cos., Inc.	18,435	1,772,710
Ross Stores, Inc.	13,870	1,277,704
Tiffany & Co.	18,515	1,642,836
TJX Cos., Inc. (The)	38,685	1,923,805
Tractor Supply Co.	25,263	2,157,460
Urban Outfitters, Inc.*	6,116	197,547
Williams-Sonoma, Inc.(a)	12,329	671,068

		15,279,784

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	8,139	1,354,655
Dell Technologies, Inc., Class C*	7,004	340,324
Hewlett Packard Enterprise Co.	57,552	897,236
HP, Inc.	69,862	1,539,060
NetApp, Inc.	13,699	873,585
Western Digital Corp.	8,218	369,728

		5,374,588

Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings Ltd.*	27,177	1,154,479
Carter’s, Inc.	13,871	1,149,906
Columbia Sportswear Co.(a)	6,715	598,911
Hanesbrands, Inc.	42,921	643,386
Lululemon Athletica, Inc.*	14,110	2,085,599
NIKE, Inc., Class B	25,677	2,102,433
PVH Corp.	8,802	960,386
Ralph Lauren Corp.	16,789	1,949,874
Tapestry, Inc.	48,043	1,859,745
VF Corp.(a)	21,408	1,801,911

		14,306,630

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Tobacco — 0.5%
Altria Group, Inc.	32,139	1,586,060
Philip Morris International, Inc.	21,620	1,658,686

		3,244,746

Trading Companies & Distributors — 0.4%
Fastenal Co.(a)	14,828	896,501
WW Grainger, Inc.	6,076	1,794,790

		2,691,291

Water Utilities — 0.4%
American Water Works Co., Inc.	26,137	2,500,527

Wireless Telecommunication Services — 1.0%
Sprint Corp.*	83,934	523,748
Telephone & Data Systems, Inc.	68,338	2,475,202
T-Mobile US, Inc.*	36,432	2,536,396
United States Cellular Corp.*	14,308	823,855

		6,359,201

TOTAL COMMON STOCKS (Cost $571,299,601)		611,440,409

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(c)(d) (Cost $1,215,916)	1,215,916	1,215,916

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60%(c)(d)	22,002,900	22,002,900
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(c)(d)	10,249,962	10,249,962

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $32,250,662)		32,252,862

Total Investments — 105.4% (Cost $604,766,179)		644,909,187
Liabilities in Excess of Other Assets — (5.4)%		(32,996,533)

Net Assets — 100.0%		611,912,654

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $31,623,182.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2019:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5	03/2019	USD	676,250	81,365

					81,365

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$644,909,187	$—	$—	$644,909,187

Appreciation in Other Financial Instruments
Futures Contracts (a)	$81,365	$—	$—	$81,365

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.1%
Harris Corp.	2,984	457,089
Hexcel Corp.	4,340	293,861
Huntington Ingalls Industries, Inc.	731	150,915
L3 Technologies, Inc.	1,086	213,812
Spirit AeroSystems Holdings, Inc., Class A	2,058	171,637
Textron, Inc.	3,324	176,937

		1,464,251

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	2,839	246,340
Expeditors International of Washington, Inc.	3,185	220,721

		467,061

Airlines — 0.3%
Alaska Air Group, Inc.	750	47,963
Copa Holdings SA, Class A (Panama)	2,961	280,851
JetBlue Airways Corp.*	2,479	44,597
United Continental Holdings, Inc.*	783	68,332

		441,743

Auto Components — 1.2%
Adient plc	2,794	55,154
Aptiv plc	3,411	269,912
BorgWarner, Inc.	4,920	201,228
Gentex Corp.	24,889	527,149
Goodyear Tire & Rubber Co. (The)	8,071	171,025
Lear Corp.	2,808	432,235

		1,656,703

Automobiles — 0.4%
Harley-Davidson, Inc.	9,915	365,467
Thor Industries, Inc.	2,379	154,920

		520,387

Banks — 3.0%
Associated Banc-Corp.	2,143	46,396
Bank of Hawaii Corp.	1,475	114,062
Bank OZK	2,211	67,082
BankUnited, Inc.	2,517	85,100
CIT Group, Inc.	3,031	140,002
Citizens Financial Group, Inc.	2,908	98,639
Comerica, Inc.	1,612	126,929
Commerce Bancshares, Inc.	3,753	224,429
Cullen/Frost Bankers, Inc.	1,281	124,616
East West Bancorp, Inc.	2,149	108,138
Fifth Third Bancorp	5,385	144,426
First Horizon National Corp.	5,539	81,312
First Republic Bank	1,636	158,087
FNB Corp.	6,765	78,812
Huntington Bancshares, Inc.	37,464	496,023
KeyCorp	5,101	84,013
M&T Bank Corp.	943	155,161
PacWest Bancorp	1,863	71,893
People’s United Financial, Inc.	9,632	157,772
Popular, Inc. (Puerto Rico)	2,136	116,647
Prosperity Bancshares, Inc.	1,212	86,222
Regions Financial Corp.	8,227	124,804
SunTrust Banks, Inc.	8,220	488,432
SVB Financial Group*	588	137,227
Synovus Financial Corp.	4,009	141,999
TCF Financial Corp.	11,897	263,638
Webster Financial Corp.	2,040	109,915
Zions Bancorp NA	2,374	112,979

		4,144,755

Beverages — 1.1%
Brown-Forman Corp., Class B	8,816	416,556
Keurig Dr Pepper, Inc.	16,972	461,978
Molson Coors Brewing Co., Class B	8,522	567,650

		1,446,184

Biotechnology — 0.5%
Ionis Pharmaceuticals, Inc.*	3,959	229,622
United Therapeutics Corp.*	4,103	473,199

		702,821

Building Products — 0.5%
AO Smith Corp.	4,167	199,433
Armstrong World Industries, Inc.	1,015	69,060
Fortune Brands Home & Security, Inc.	3,015	136,579
Lennox International, Inc.	1,064	243,954
USG Corp.	1,251	53,981

		703,007

Capital Markets — 1.8%
Ameriprise Financial, Inc.	1,251	158,377
E*TRADE Financial Corp.	3,281	153,091
FactSet Research Systems, Inc.	2,112	461,747
Interactive Brokers Group, Inc., Class A	1,573	79,279
Invesco Ltd.	2,471	45,022
Lazard Ltd., Class A	1,991	79,222
Legg Mason, Inc.	3,507	104,509
LPL Financial Holdings, Inc.	2,200	154,814
Moody’s Corp.	1,399	221,755
Morningstar, Inc.	697	86,533
MSCI, Inc.	1,395	237,527
Nasdaq, Inc.	2,311	203,460
Northern Trust Corp.	2,113	186,916
Raymond James Financial, Inc.	1,997	160,758
T. Rowe Price Group, Inc.	1,370	128,040

		2,461,050

Chemicals — 5.5%
Ashland Global Holdings, Inc.	5,633	427,545
Cabot Corp.	8,585	402,551
Celanese Corp.	5,553	531,755
CF Industries Holdings, Inc.	13,273	579,366
Chemours Co. (The)	14,769	527,992
Eastman Chemical Co.	5,356	431,801
FMC Corp.	1,881	150,104
Huntsman Corp.	20,861	458,316
International Flavors & Fragrances, Inc.	2,981	422,646
Mosaic Co. (The)	15,576	502,793
NewMarket Corp.	691	277,153
Olin Corp.	19,591	462,544
Platform Specialty Products Corp.*	35,869	403,168
RPM International, Inc.	8,503	486,031
Scotts Miracle-Gro Co. (The)	5,107	379,705

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Chemicals — continued
Valvoline, Inc.	12,743	281,748
Westlake Chemical Corp.	5,821	430,172
WR Grace & Co.	6,419	455,813

		7,611,203

Commercial Services & Supplies — 1.2%
Cintas Corp.	1,362	255,388
Copart, Inc.*	9,470	479,466
KAR Auction Services, Inc.	9,101	473,343
Republic Services, Inc.	4,953	379,945

		1,588,142

Communications Equipment — 0.9%
F5 Networks, Inc.*	2,481	399,317
Juniper Networks, Inc.	14,200	368,348
Motorola Solutions, Inc.	4,271	499,323

		1,266,988

Construction & Engineering — 0.2%
Arcosa, Inc.	5,396	158,804
Jacobs Engineering Group, Inc.	688	44,583

		203,387

Construction Materials — 0.1%
Eagle Materials, Inc.	1,163	82,573

Consumer Finance — 0.7%
Ally Financial, Inc.	5,152	134,261
Credit Acceptance Corp.*	376	149,656
Discover Financial Services	2,744	185,193
Navient Corp.	5,588	63,703
Santander Consumer USA Holdings, Inc.	13,323	253,936
SLM Corp.*	10,251	109,788
Synchrony Financial	2,986	89,699

		986,236

Containers & Packaging — 1.3%
AptarGroup, Inc.	2,296	227,580
Avery Dennison Corp.	4,612	481,723
Bemis Co., Inc.	3,065	149,695
International Paper Co.	9,141	433,558
Packaging Corp. of America	2,062	194,488
Silgan Holdings, Inc.	2,312	63,857
Sonoco Products Co.	2,699	155,408
Westrock Co.	2,297	93,511

		1,799,820

Distributors — 0.6%
Genuine Parts Co.	4,560	455,179
Pool Corp.	2,787	417,799

		872,978

Diversified Consumer Services — 1.1%
frontdoor, Inc.*	3,815	113,382
Graham Holdings Co., Class B	423	281,295
Grand Canyon Education, Inc.*	2,051	190,620
H&R Block, Inc.	7,869	185,630
Service Corp. International	11,908	511,091
ServiceMaster Global Holdings, Inc.*	7,664	298,819

		1,580,837

Diversified Financial Services — 0.1%
Jefferies Financial Group, Inc.	9,061	188,559

Diversified Telecommunication Services — 0.5%
CenturyLink, Inc.	24,177	370,392
Zayo Group Holdings, Inc.*	13,131	360,446

		730,838

Electric Utilities — 3.4%
Alliant Energy Corp.	2,109	93,787
Edison International	9,254	527,200
Entergy Corp.	6,434	573,849
Evergy, Inc.	9,438	540,986
Eversource Energy	8,200	569,162
Hawaiian Electric Industries, Inc.	8,692	323,256
OGE Energy Corp.	10,651	436,158
Pinnacle West Capital Corp.	6,271	552,601
PPL Corp.	18,319	573,751
Xcel Energy, Inc.	10,687	559,571

		4,750,321

Electrical Equipment — 0.6%
AMETEK, Inc.	4,009	292,256
nVent Electric plc (United Kingdom)	2,596	64,952
Regal Beloit Corp.	923	70,849
Rockwell Automation, Inc.	1,592	269,876
Sensata Technologies Holding plc*	3,038	144,305

		842,238

Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	4,024	353,790
CDW Corp.	6,049	503,700
Dolby Laboratories, Inc., Class A	3,323	214,766
FLIR Systems, Inc.	4,399	215,023
Keysight Technologies, Inc.*	4,598	340,344
National Instruments Corp.	4,768	210,841

		1,838,464

Energy Equipment & Services — 0.7%
Apergy Corp.*	1,214	40,815
Helmerich & Payne, Inc.	6,936	388,346
Nabors Industries Ltd.	24,375	72,150
National Oilwell Varco, Inc.	13,056	384,891
RPC, Inc.(a)	9,825	106,012

		992,214

Entertainment — 0.6%
Cinemark Holdings, Inc.	8,814	360,669
Take-Two Interactive Software, Inc.*	2,638	278,441
Viacom, Inc., Class B	7,751	228,034

		867,144

Equity Real Estate Investment Trusts (REITs) — 4.3%
Alexandria Real Estate Equities, Inc.	1,251	164,769
American Campus Communities, Inc.	773	35,573
AvalonBay Communities, Inc.	1,328	256,198
Brandywine Realty Trust	5,601	84,295
Brixmor Property Group, Inc.	3,494	59,852
Camden Property Trust	1,599	155,023
CoreSite Realty Corp.	1,141	112,719
CubeSmart	427	13,216
Digital Realty Trust, Inc.	1,623	175,836
Douglas Emmett, Inc.	4,740	179,314
Duke Realty Corp.	6,692	195,674
EPR Properties	1,275	93,151
Equity Commonwealth	3,537	114,457

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Equity LifeStyle Properties, Inc.	1,750	185,290
Essex Property Trust, Inc.	370	100,344
Extra Space Storage, Inc.	1,800	177,498
Federal Realty Investment Trust	223	29,563
Gaming and Leisure Properties, Inc.	3,854	144,525
Highwoods Properties, Inc.	2,206	97,770
Hospitality Properties Trust	4,989	133,007
Host Hotels & Resorts, Inc.	7,625	137,707
Hudson Pacific Properties, Inc.	2,985	96,923
Iron Mountain, Inc.	2,698	100,366
Kilroy Realty Corp.	1,825	128,589
Lamar Advertising Co., Class A	2,298	171,086
Liberty Property Trust	4,048	190,823
Medical Properties Trust, Inc.	32,449	590,572
Mid-America Apartment Communities, Inc.	1,120	113,434
National Retail Properties, Inc.	1,392	73,372
Omega Healthcare Investors, Inc.	2,910	116,953
Outfront Media, Inc.	4,305	89,329
Park Hotels & Resorts, Inc.	18,114	544,688
Rayonier, Inc.	3,090	94,060
Retail Value, Inc.	128	3,892
Senior Housing Properties Trust	6,614	91,075
SITE Centers Corp.	1,143	14,939
Sun Communities, Inc.	1,249	137,278
Taubman Centers, Inc.	1,606	79,979
Uniti Group, Inc.	2,802	55,788
Vornado Realty Trust	478	33,417
Weingarten Realty Investors	2,895	83,058
Welltower, Inc.	2,581	200,002
Weyerhaeuser Co.	4,206	110,365
WP Carey, Inc.	1,331	99,679

		5,865,448

Food & Staples Retailing — 0.2%
Casey’s General Stores, Inc.	2,023	260,320

Food Products — 3.4%
Campbell Soup Co.	8,015	283,972
Conagra Brands, Inc.	13,888	300,536
Flowers Foods, Inc.	22,861	449,447
Hershey Co. (The)	4,621	490,288
Hormel Foods Corp.	11,625	491,970
Ingredion, Inc.	3,288	325,512
JM Smucker Co. (The)	4,040	423,715
Kellogg Co.	8,031	473,909
Lamb Weston Holdings, Inc.	6,714	485,422
McCormick & Co., Inc. (Non-Voting)	3,737	462,043
Pilgrim’s Pride Corp.*	1,679	34,017
Post Holdings, Inc.*	2,092	194,179
Tyson Foods, Inc., Class A	4,050	250,776

		4,665,786

Gas Utilities — 1.2%
Atmos Energy Corp.	5,856	571,721
National Fuel Gas Co.	7,978	457,139
UGI Corp.	9,754	556,271

		1,585,131

Health Care Equipment & Supplies — 4.9%
ABIOMED, Inc.*	1,493	524,147
Cooper Cos., Inc. (The)	2,010	560,308
DENTSPLY SIRONA, Inc.	4,582	192,215
Edwards Lifesciences Corp.*	3,270	557,273
Hill-Rom Holdings, Inc.	5,781	578,216
Hologic, Inc.*	9,722	431,657
ICU Medical, Inc.*	992	246,810
IDEXX Laboratories, Inc.*	2,403	511,310
ResMed, Inc.	5,011	476,897
STERIS plc	4,680	533,801
Teleflex, Inc.	2,034	556,299
Varian Medical Systems, Inc.*	4,443	586,609
West Pharmaceutical Services, Inc.	4,712	510,168
Zimmer Biomet Holdings, Inc.	3,995	437,692

		6,703,402

Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.*	3,044	83,284
AmerisourceBergen Corp.	3,036	253,111
Cardinal Health, Inc.	4,553	227,514
Centene Corp.*	3,942	514,707
Chemed Corp.	944	281,255
DaVita, Inc.*	6,655	373,545
Encompass Health Corp.	4,299	287,345
Henry Schein, Inc.*	6,283	488,189
Laboratory Corp. of America Holdings*	3,264	454,838
MEDNAX, Inc.*	7,886	284,764
Molina Healthcare, Inc.*	4,012	533,516
Quest Diagnostics, Inc.	5,283	461,470
Universal Health Services, Inc., Class B	3,822	506,530
WellCare Health Plans, Inc.*	2,009	555,448

		5,305,516

Health Care Technology — 0.2%
Cerner Corp.*	4,798	263,458

Hotels, Restaurants & Leisure — 3.3%
Choice Hotels International, Inc.	5,134	406,407
Darden Restaurants, Inc.	3,940	413,424
Dunkin’ Brands Group, Inc.	5,437	371,836
Extended Stay America, Inc.	20,182	345,112
Hilton Worldwide Holdings, Inc.	5,189	386,477
Hyatt Hotels Corp., Class A	5,325	372,271
MGM Resorts International	6,653	195,864
Norwegian Cruise Line Holdings Ltd.*	4,160	213,949
Royal Caribbean Cruises Ltd.	2,109	253,186
Six Flags Entertainment Corp.	6,742	415,240
Vail Resorts, Inc.	1,688	317,783
Wendy’s Co. (The)	19,957	345,655
Wyndham Destinations, Inc.	6,817	287,268
Yum China Holdings, Inc. (China)	6,850	249,683

		4,574,155

Household Durables — 2.3%
DR Horton, Inc.	8,616	331,285
Garmin Ltd.	8,406	581,527
Leggett & Platt, Inc.	12,337	505,324

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Household Durables — continued
Lennar Corp., Class A	5,796	274,846
Mohawk Industries, Inc.*	1,570	202,200
NVR, Inc.*	147	391,020
PulteGroup, Inc.	17,076	474,884
Toll Brothers, Inc.	5,198	192,014
Whirlpool Corp.	1,650	219,467

		3,172,567

Household Products — 1.1%
Church & Dwight Co., Inc.	8,464	546,859
Clorox Co. (The)	3,383	501,970
Energizer Holdings, Inc.	7,186	340,616
Spectrum Brands Holdings, Inc.	1,591	88,905

		1,478,350

Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	36,174	592,892
NRG Energy, Inc.	7,987	326,748
Vistra Energy Corp.*	8,354	209,769

		1,129,409

Industrial Conglomerates — 0.2%
Roper Technologies, Inc.	1,015	287,509

Insurance — 3.3%
Alleghany Corp.	378	238,730
American Financial Group, Inc.	3,411	325,375
Arch Capital Group Ltd.*	345	10,126
Arthur J Gallagher & Co.	4,746	354,574
Aspen Insurance Holdings Ltd. (Bermuda)	4,120	171,928
Assurant, Inc.	2,199	211,962
Assured Guaranty Ltd.	2,945	119,449
Axis Capital Holdings Ltd.	3,774	202,098
Brown & Brown, Inc.	10,390	282,192
Cincinnati Financial Corp.	2,962	240,277
CNA Financial Corp.	191	8,759
Everest Re Group Ltd.	730	159,906
Fidelity National Financial, Inc.	4,354	157,441
First American Financial Corp.	2,246	112,480
Hanover Insurance Group, Inc. (The)	1,096	124,988
Lincoln National Corp.	1,413	82,646
Loews Corp.	4,793	229,585
Markel Corp.*	30	31,605
Mercury General Corp.	1,758	90,889
Old Republic International Corp.	16,377	329,996
Principal Financial Group, Inc.	3,095	154,967
Reinsurance Group of America, Inc.	1,475	213,064
Torchmark Corp.	3,782	316,780
Unum Group	2,955	102,716
WR Berkley Corp.	3,724	286,338

		4,558,871

Interactive Media & Services — 0.3%
IAC/InterActiveCorp*	2,015	425,729

IT Services — 3.3%
Akamai Technologies, Inc.*	511	33,266
Amdocs Ltd.	8,627	482,077
Booz Allen Hamilton Holding Corp.	2,989	146,849
Broadridge Financial Solutions, Inc.	4,513	455,046
CoreLogic, Inc.*	1,322	47,989
DXC Technology Co.	3,176	203,645
Fidelity National Information Services, Inc.	2,770	289,548
First Data Corp., Class A*	9,538	235,112
Fiserv, Inc.*	3,882	321,934
Jack Henry & Associates, Inc.	2,661	355,376
Leidos Holdings, Inc.	7,415	430,070
Paychex, Inc.	3,240	229,392
Sabre Corp.	12,954	297,683
Total System Services, Inc.	2,724	244,098
VeriSign, Inc.*	3,591	607,848
Western Union Co. (The)	4,827	88,093
Worldpay, Inc., Class A*	239	19,952

		4,487,978

Leisure Products — 0.6%
Brunswick Corp.	5,634	283,503
Hasbro, Inc.	3,338	302,289
Polaris Industries, Inc.	2,181	182,942

		768,734

Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	3,637	276,594
Bio-Rad Laboratories, Inc., Class A*	1,526	381,301
Bio-Techne Corp.	2,895	505,062
Bruker Corp.	4,679	164,046
Charles River Laboratories International, Inc.*	4,159	512,347
IQVIA Holdings, Inc.*	4,481	578,094
Waters Corp.*	2,823	652,734

		3,070,178

Machinery — 3.6%
Allison Transmission Holdings, Inc.	4,631	225,391
Crane Co.	1,633	135,147
Cummins, Inc.	1,308	192,420
Dover Corp.	2,465	216,501
Fortive Corp.	3,735	280,088
Graco, Inc.	8,121	351,883
IDEX Corp.	2,549	351,405
Ingersoll-Rand plc	2,722	272,309
ITT, Inc.	1,765	92,768
Lincoln Electric Holdings, Inc.	2,570	222,151
Middleby Corp. (The)*	1,476	173,607
Nordson Corp.	1,158	150,123
Oshkosh Corp.	2,152	161,508
PACCAR, Inc.	2,736	179,263
Parker-Hannifin Corp.	1,241	204,529
Pentair plc	2,621	107,959
Snap-on, Inc.	3,179	527,682
Toro Co. (The)	8,491	505,214
Trinity Industries, Inc.	2,134	49,893
WABCO Holdings, Inc.*	2,355	269,012
Xylem, Inc.	3,443	245,348

		4,914,201

Marine — 0.0%(b)
Kirby Corp.*	787	58,954

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Media — 1.4%
Discovery, Inc., Class A*(a)	11,881	337,183
Interpublic Group of Cos., Inc. (The)	11,536	262,444
John Wiley & Sons, Inc., Class A	1,392	72,078
Liberty Media Corp-Liberty SiriusXM, Class A*	2,854	113,532
Omnicom Group, Inc.	4,752	370,086
Sirius XM Holdings, Inc.(a)	66,080	385,246
Tribune Media Co., Class A	7,462	342,580

		1,883,149

Metals & Mining — 2.7%
Alcoa Corp.*	10,203	302,825
Freeport-McMoRan, Inc.	46,941	546,393
Newmont Mining Corp.	14,716	501,963
Nucor Corp.	9,277	568,123
Reliance Steel & Aluminum Co.	5,210	426,595
Royal Gold, Inc.	5,968	521,424
Steel Dynamics, Inc.	13,158	481,451
United States Steel Corp.	18,181	409,800

		3,758,574

Mortgage Real Estate Investment Trusts (REITs) — 1.4%
AGNC Investment Corp.	10,447	187,106
Annaly Capital Management, Inc.	17,216	179,735
Chimera Investment Corp.	19,733	375,519
MFA Financial, Inc.	19,664	144,137
New Residential Investment Corp.	32,586	553,310
Starwood Property Trust, Inc.	17,099	377,546
Two Harbors Investment Corp.	10,269	149,825

		1,967,178

Multiline Retail — 1.5%
Dollar General Corp.	5,046	582,460
Dollar Tree, Inc.*	3,342	323,606
Kohl’s Corp.	6,601	453,422
Macy’s, Inc.	12,558	330,275
Nordstrom, Inc.	8,858	411,100

		2,100,863

Multi-Utilities — 3.8%
Ameren Corp.	8,167	566,300
CenterPoint Energy, Inc.	19,995	618,245
CMS Energy Corp.	10,759	560,974
Consolidated Edison, Inc.	6,973	541,453
DTE Energy Co.	4,681	551,188
MDU Resources Group, Inc.	5,315	136,649
Public Service Enterprise Group, Inc.	10,027	546,973
Sempra Energy	4,865	569,108
Vectren Corp.	7,798	564,419
WEC Energy Group, Inc.	7,731	564,595

		5,219,904

Oil, Gas & Consumable Fuels — 4.2%
Apache Corp.	11,938	391,805
Cabot Oil & Gas Corp.	3,867	96,482
Cheniere Energy, Inc.*	5,360	351,884
CNX Resources Corp.*	30,288	367,696
Continental Resources, Inc.*	9,232	426,241
Devon Energy Corp.	7,093	189,028
Diamondback Energy, Inc.	2,796	288,324
Hess Corp.	7,782	420,228
HollyFrontier Corp.	6,711	378,098
Marathon Oil Corp.	25,305	399,566
Murphy Oil Corp.	13,162	359,981
Newfield Exploration Co.*	7,544	137,904
ONEOK, Inc.	7,051	452,745
PBF Energy, Inc., Class A	10,837	396,851
SM Energy Co.	113	2,217
Targa Resources Corp.	9,394	404,036
Whiting Petroleum Corp.*	13,866	396,984
Williams Cos., Inc. (The)	13,609	366,490

		5,826,560

Paper & Forest Products — 0.4%
Domtar Corp.	12,861	603,181

Personal Products — 0.7%
Herbalife Nutrition Ltd.*	9,782	583,985
Nu Skin Enterprises, Inc., Class A	5,713	375,059

		959,044

Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc*	2,594	326,559
Mylan NV*	11,354	340,052
Perrigo Co. plc	5,993	278,375

		944,986

Professional Services — 0.6%
Dun & Bradstreet Corp. (The)	2,731	395,285
Robert Half International, Inc.	3,562	229,500
TransUnion	3,527	214,512

		839,297

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A*	3,087	141,231
Jones Lang LaSalle, Inc.	698	100,100
Realogy Holdings Corp.	3,695	65,586

		306,917

Road & Rail — 0.7%
JB Hunt Transport Services, Inc.	2,318	248,119
Kansas City Southern	1,590	168,143
Landstar System, Inc.	3,185	323,532
Old Dominion Freight Line, Inc.	1,393	189,350

		929,144

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	4,620	456,733
Cypress Semiconductor Corp.	19,057	264,321
First Solar, Inc.*	6,424	324,990
KLA-Tencor Corp.	3,236	344,860
Lam Research Corp.	1,447	245,382
Marvell Technology Group Ltd.	9,094	168,512
Maxim Integrated Products, Inc.	6,666	361,764
ON Semiconductor Corp.*	11,471	229,879
Qorvo, Inc.*	3,927	256,669
Skyworks Solutions, Inc.	2,781	203,124
Teradyne, Inc.	7,007	252,182
Versum Materials, Inc.	12,103	445,027
Xilinx, Inc.	4,771	534,066

		4,087,509

Software — 3.2%
ANSYS, Inc.*	2,649	435,363
Cadence Design Systems, Inc.*	9,143	439,138

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Software — continued
Citrix Systems, Inc.	5,087	521,621
LogMeIn, Inc.	2,385	221,853
Manhattan Associates, Inc.*	4,242	206,882
PTC, Inc.*	5,479	464,564
Red Hat, Inc.*	2,990	531,742
SS&C Technologies Holdings, Inc.	9,760	502,542
Synopsys, Inc.*	5,949	555,339
Teradata Corp.*	1,259	55,875
Tyler Technologies, Inc.*	2,466	466,543
Ultimate Software Group, Inc. (The)*	238	64,991

		4,466,453

Specialty Retail — 2.4%
AutoNation, Inc.*	3,729	144,499
AutoZone, Inc.*	23	19,489
Best Buy Co., Inc.	6,451	382,157
Burlington Stores, Inc.*	280	48,079
Dick’s Sporting Goods, Inc.	6,537	230,821
Foot Locker, Inc.	3,492	195,168
Gap, Inc. (The)	6,846	174,162
Penske Automotive Group, Inc.	3,484	163,330
Ross Stores, Inc.	4,163	383,496
Tiffany & Co.	3,364	298,488
Tractor Supply Co.	5,888	502,835
Urban Outfitters, Inc.*	10,460	337,858
Williams-Sonoma, Inc.(a)	7,851	427,330

		3,307,712

Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies, Inc., Class C*	2,775	134,837
NetApp, Inc.	4,201	267,898
Western Digital Corp.	2,373	106,761

		509,496

Textiles, Apparel & Luxury Goods — 2.5%
Capri Holdings Ltd.*	7,626	323,953
Carter’s, Inc.	4,291	355,724
Columbia Sportswear Co.	4,624	412,415
Hanesbrands, Inc.	8,588	128,734
Lululemon Athletica, Inc.*	3,184	470,627
PVH Corp.	2,377	259,354
Ralph Lauren Corp.	5,030	584,184
Tapestry, Inc.	10,766	416,752
Under Armour, Inc., Class C*	2,379	45,058
VF Corp.	5,654	475,897

		3,472,698

Trading Companies & Distributors — 0.5%
Fastenal Co.	2,333	141,053
MSC Industrial Direct Co., Inc., Class A	1,553	129,660
Watsco, Inc.	1,407	207,505
WW Grainger, Inc.	554	163,646

		641,864

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	2,519	108,745

Water Utilities — 0.6%
American Water Works Co., Inc.	5,873	561,870
Aqua America, Inc.	6,362	222,988

		784,858

Wireless Telecommunication Services — 0.9%
Sprint Corp.*	59,570	371,717
Telephone & Data Systems, Inc.	15,134	548,153
United States Cellular Corp.*	5,291	304,656

		1,224,526

TOTAL COMMON STOCKS (Cost $134,037,676)		137,728,258

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(c)(d) (Cost $152,709)	152,709	152,709

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(c)(d) (Cost $1,235,642)	1,235,642	1,235,642

Total Investments — 100.9% (Cost $135,426,027)		139,116,609
Liabilities in Excess of Other Assets — (0.9%)		(1,214,760)

Net Assets — 100.0%		137,901,849

Percentages indicated are based on net assets.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $1,201,025.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	1	03/2019	USD	183,470	7,968

					7,968

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$139,116,609	$—	$—	$139,116,609

Appreciation in Other Financial Instruments
Futures Contracts	$7,968	$—	$—	$7,968

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 100.0%
Aerospace & Defense — 0.7%
AAR Corp.	2,104	79,279
Aerojet Rocketdyne Holdings, Inc.*	2,925	115,450
Aerovironment, Inc.*	1,477	114,704
Cubic Corp.	1,432	92,035
Moog, Inc., Class A	2,603	232,890
National Presto Industries, Inc.	1,099	131,462

		765,820

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.*	1,295	68,920
Echo Global Logistics, Inc.*	2,930	69,617
Forward Air Corp.	1,938	113,431
Hub Group, Inc., Class A*	2,141	95,296

		347,264

Airlines — 0.4%
Allegiant Travel Co.	652	84,760
Hawaiian Holdings, Inc.	2,303	73,742
SkyWest, Inc.	3,355	170,937
Spirit Airlines, Inc.*	2,283	134,286

		463,725

Auto Components — 3.0%
American Axle & Manufacturing Holdings, Inc.*	11,776	174,049
Cooper Tire & Rubber Co.	12,297	432,854
Cooper-Standard Holdings, Inc.*	3,058	233,815
Dana, Inc.	10,713	188,763
Dorman Products, Inc.*	5,964	512,606
Fox Factory Holding Corp.*	11,668	692,263
Gentherm, Inc.*	6,613	281,449
LCI Industries(a)	5,845	481,862
Modine Manufacturing Co.*	2,836	41,491
Stoneridge, Inc.*	2,411	62,951
Superior Industries International, Inc.	7,502	38,635
Tenneco, Inc., Class A	6,985	242,240

		3,382,978

Automobiles — 0.3%
Winnebago Industries, Inc.	10,306	294,752

Banks — 3.1%
1st Source Corp.	569	25,833
Ameris Bancorp	1,565	59,392
AmeriServ Financial, Inc.	2,440	10,077
BancFirst Corp.	1,202	64,523
BancorpSouth Bank	1,912	55,792
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,930	67,647
Banner Corp.	1,321	72,047
Brookline Bancorp, Inc.	3,830	56,952
Capital City Bank Group, Inc.	416	9,984
Cathay General Bancorp	1,598	59,318
CenterState Bank Corp.	2,577	63,910
Chemical Financial Corp.	370	16,450
Columbia Banking System, Inc.	1,974	72,545
Community Bank System, Inc.(a)	2,015	120,799
Community Trust Bancorp, Inc.	1,358	55,148
CVB Financial Corp.	1,668	36,546
First Busey Corp.	152	3,764
First Financial Bancorp	1,413	37,204
First Financial Bankshares, Inc.	1,119	68,371
First Financial Corp.	369	15,302
First Merchants Corp.	451	16,520
First Midwest Bancorp, Inc.	1,647	36,267
Fulton Financial Corp.	4,096	65,741
Glacier Bancorp, Inc.	1,564	65,970
Great Western Bancorp, Inc.	2,326	82,085
Hancock Whitney Corp.	1,497	61,497
Home BancShares, Inc.	3,345	61,247
Hope Bancorp, Inc.	5,206	74,498
IBERIABANK Corp.	948	70,048
Independent Bank Corp.	1,785	142,407
Investors Bancorp, Inc.	10,264	124,605
MB Financial, Inc.	2,314	102,695
NBT Bancorp, Inc.	683	24,329
OFG Bancorp (Puerto Rico)(a)	1,440	27,907
Old National Bancorp	4,912	79,280
Renasant Corp.	754	26,782
Republic Bancorp, Inc., Class A	1,060	44,191
S&T Bancorp, Inc.	1,174	45,105
Sandy Spring Bancorp, Inc.	463	15,098
Simmons First National Corp., Class A	2,667	65,982
Trustmark Corp.(a)	2,746	86,581
UMB Financial Corp.	1,104	71,053
Union Bankshares Corp.(a)	2,057	64,919
United Bankshares, Inc.(a)	2,293	81,103
United Community Banks, Inc.	3,564	91,666
Valley National Bancorp(a)	10,067	101,777
Webster Financial Corp.	12,389	667,519
WesBanco, Inc.	3,210	130,358
Westamerica Bancorp(a)	1,072	67,172

		3,566,006

Beverages — 1.3%
Boston Beer Co., Inc. (The), Class A*(a)	2,722	678,213
Coca-Cola Consolidated, Inc.	1,641	354,128
MGP Ingredients, Inc.(a)	3,140	225,421
National Beverage Corp.	2,839	238,022

		1,495,784

Biotechnology — 2.2%
Acceleron Pharma, Inc.*(a)	2,202	93,365
Achillion Pharmaceuticals, Inc.*	8,187	17,930
Acorda Therapeutics, Inc.*	3,257	54,164
Aimmune Therapeutics, Inc.*(a)	2,484	58,424
AMAG Pharmaceuticals, Inc.*	1,071	17,532
Amicus Therapeutics, Inc.*	5,497	66,184
Arena Pharmaceuticals, Inc.*	740	34,018
Array BioPharma, Inc.*	7,288	136,067
Blueprint Medicines Corp.*(a)	1,176	84,778
Chimerix, Inc.*	1,670	3,891
Dynavax Technologies Corp.*(a)	1,514	16,684
Eagle Pharmaceuticals, Inc.*	1,307	55,234
Emergent BioSolutions, Inc.*	1,746	108,933
Enanta Pharmaceuticals, Inc.*	1,247	99,049
FibroGen, Inc.*	1,763	100,050
Five Prime Therapeutics, Inc.*	1,367	15,379
Genomic Health, Inc.*	1,578	119,628

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Biotechnology — continued
Halozyme Therapeutics, Inc.*	3,808	61,613
Heron Therapeutics, Inc.*	2,728	73,383
ImmunoGen, Inc.*	2,223	11,671
Inovio Pharmaceuticals, Inc.*	7,980	39,980
Insys Therapeutics, Inc.*(a)	2,322	8,034
Ironwood Pharmaceuticals, Inc.*	5,675	77,521
Lexicon Pharmaceuticals, Inc.*	5,005	23,674
Ligand Pharmaceuticals, Inc.*(a)	713	84,205
Loxo Oncology, Inc.*	529	124,103
Momenta Pharmaceuticals, Inc.*	3,385	40,146
Myriad Genetics, Inc.*	3,318	93,534
NewLink Genetics Corp.*	1,864	2,777
Novavax, Inc.*	5,422	12,688
PDL BioPharma, Inc.*	17,324	55,090
PTC Therapeutics, Inc.*	2,371	73,809
Repligen Corp.*	3,701	210,994
Retrophin, Inc.*	4,057	87,469
Sangamo Therapeutics, Inc.*	2,037	23,813
Spark Therapeutics, Inc.*(a)	1,495	71,491
Spectrum Pharmaceuticals, Inc.*	3,719	41,653
Vanda Pharmaceuticals, Inc.*(a)	5,247	142,351
Xencor, Inc.*	1,903	68,698

		2,510,007

Building Products — 1.1%
Advanced Drainage Systems, Inc.	2,777	70,813
American Woodmark Corp.*	2,190	153,191
Apogee Enterprises, Inc.	3,057	104,152
Builders FirstSource, Inc.*	4,299	56,833
Gibraltar Industries, Inc.*	1,621	57,789
Griffon Corp.	3,875	61,651
JELD-WEN Holding, Inc.*(a)	2,717	48,471
Masonite International Corp.*	1,341	76,705
NCI Building Systems, Inc.*	464	3,786
Patrick Industries, Inc.*	1,693	67,551
PGT Innovations, Inc.*	4,286	71,319
Quanex Building Products Corp.	3,315	51,880
Simpson Manufacturing Co., Inc.	2,406	147,680
Trex Co., Inc.*	862	60,133
Universal Forest Products, Inc.	5,608	172,839

		1,204,793

Capital Markets — 0.2%
Blucora, Inc.*	2,956	87,232
Houlihan Lokey, Inc.	1,839	81,357

		168,589

Chemicals — 3.3%
AdvanSix, Inc.*	2,720	86,061
American Vanguard Corp.	2,192	38,404
Balchem Corp.	3,170	263,173
Ferro Corp.*	10,564	176,102
Flotek Industries, Inc.*	220	563
GCP Applied Technologies, Inc.*(a)	1,630	41,076
HB Fuller Co.	6,760	333,876
Ingevity Corp.*	2,905	273,273
Innophos Holdings, Inc.	2,011	60,129
Innospec, Inc.	3,313	232,805
Koppers Holdings, Inc.*	1,701	38,766
Kraton Corp.*	5,010	141,282
Kronos Worldwide, Inc.	3,393	44,686
LSB Industries, Inc.*	2,080	15,496
Minerals Technologies, Inc.	9,396	550,324
PolyOne Corp.	4,862	157,383
Quaker Chemical Corp.	381	77,899
Rayonier Advanced Materials, Inc.	6,013	87,068
Sensient Technologies Corp.(a)	11,127	698,553
Stepan Co.	2,390	210,153
Tredegar Corp.	2,401	39,160
Trinseo SA	2,985	146,414
Tronox Ltd., Class A	4,804	42,083

		3,754,729

Commercial Services & Supplies — 3.8%
ABM Industries, Inc.	3,221	110,126
ACCO Brands Corp.	23,164	204,538
Brady Corp., Class A	1,696	75,828
Brink’s Co. (The)(a)	1,516	112,260
Cimpress NV (Netherlands)*	694	57,720
CompX International, Inc.	1,014	14,460
Covanta Holding Corp.(a)	7,222	116,274
Deluxe Corp.	1,534	72,052
Healthcare Services Group, Inc.(a)	5,475	238,820
Herman Miller, Inc.	10,441	357,395
HNI Corp.	7,686	298,755
Interface, Inc.	24,315	399,009
Kimball International, Inc., Class B	3,441	48,621
Knoll, Inc.	10,704	215,793
Matthews International Corp., Class A	2,871	127,731
McGrath RentCorp	1,852	93,341
Mobile Mini, Inc.	508	19,197
MSA Safety, Inc.	1,605	160,789
Multi-Color Corp.	1,171	54,510
Pitney Bowes, Inc.	14,309	103,168
Rollins, Inc.	17,587	654,940
Steelcase, Inc., Class A	15,254	251,691
Team, Inc.*(a)	1,345	19,287
Tetra Tech, Inc.	3,188	175,946
UniFirst Corp.	1,498	207,368
Viad Corp.	1,396	73,569
Virco Manufacturing Corp.	2,237	9,485

		4,272,673

Communications Equipment — 1.5%
Acacia Communications, Inc.*	2,110	91,806
ADTRAN, Inc.	8,068	117,631
Applied Optoelectronics, Inc.*	1,465	25,462
CalAmp Corp.*	2,946	42,452
Casa Systems, Inc.*	5,303	61,727
Ciena Corp.*	3,907	148,818
Comtech Telecommunications Corp.	3,616	90,291
Extreme Networks, Inc.*	8,516	64,381
Finisar Corp.*	3,283	74,787
Harmonic, Inc.*	6,106	32,301
Infinera Corp.*	3,924	17,265
Inseego Corp.*(a)	22,303	116,645
InterDigital, Inc.	1,805	131,422
Lumentum Holdings, Inc.*	1,260	61,627
NETGEAR, Inc.*(a)	1,776	70,347
NetScout Systems, Inc.*	2,608	67,625
Plantronics, Inc.(a)	2,395	92,902
Ribbon Communications, Inc.*	1,005	5,608
ViaSat, Inc.*(a)	2,322	145,566
Viavi Solutions, Inc.*	19,556	217,463

		1,676,126

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Construction & Engineering — 0.6%
Aegion Corp.*	2,499	45,357
Argan, Inc.(a)	1,214	51,255
Comfort Systems USA, Inc.	3,592	172,308
Dycom Industries, Inc.*	1,091	63,333
EMCOR Group, Inc.	1,819	118,653
Granite Construction, Inc.	881	38,077
KBR, Inc.	4,660	80,152
MasTec, Inc.*(a)	2,376	105,447
Tutor Perini Corp.*	2,421	41,665

		716,247

Construction Materials — 0.1%
US Concrete, Inc.*	1,224	43,574

Consumer Finance — 0.2%
Encore Capital Group, Inc.*	1,760	51,991
EZCORP, Inc., Class A*	1,360	12,675
FirstCash, Inc.	1,205	99,328
PRA Group, Inc.*(a)	1,179	34,792
World Acceptance Corp.*(a)	521	54,023

		252,809

Containers & Packaging — 0.1%
Greif, Inc., Class A	2,287	89,193
Myers Industries, Inc.	2,244	36,487

		125,680

Distributors — 0.7%
Core-Mark Holding Co., Inc.	2,229	62,145
Funko, Inc., Class A*	3,467	60,152
Pool Corp.	4,603	690,036

		812,333

Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	3,716	181,712
American Public Education, Inc.*	3,023	89,451
Bridgepoint Education, Inc.*	2,288	18,601
Carriage Services, Inc.	1,958	38,083
Chegg, Inc.*	5,999	211,285
Houghton Mifflin Harcourt Co.*	757	7,926
K12, Inc.*	413	13,014
Regis Corp.*	4,919	91,739
Sotheby’s*(a)	2,050	82,800
Strategic Education, Inc.	818	89,489
Universal Technical Institute, Inc.*	3,166	10,828
Weight Watchers International, Inc.*(a)	1,631	52,192

		887,120

Diversified Telecommunication Services — 1.7%
Alaska Communications Systems Group, Inc.*	8,072	14,933
Cogent Communications Holdings, Inc.	4,059	196,658
IDT Corp., Class B*	13,321	95,645
Intelsat SA*	14,470	352,055
Iridium Communications, Inc.*	31,219	605,024
Vonage Holdings Corp.*	72,724	662,516
Windstream Holdings, Inc.*(a)	13,558	40,810

		1,967,641

Electric Utilities — 3.6%
ALLETE, Inc.	9,733	748,857
El Paso Electric Co.	12,372	649,778
IDACORP, Inc.	7,808	761,280
MGE Energy, Inc.	4,473	287,659
Otter Tail Corp.	5,384	260,855
PNM Resources, Inc.	17,238	734,166
Portland General Electric Co.	10,451	504,992
Spark Energy, Inc., Class A(a)	13,184	109,427

		4,057,014

Electrical Equipment — 0.8%
Atkore International Group, Inc.*	3,570	82,788
AZZ, Inc.	2,723	121,854
Encore Wire Corp.	1,982	106,830
EnerSys	1,507	128,487
Generac Holdings, Inc.*	1,389	73,520
LSI Industries, Inc.	7,783	25,450
Sunrun, Inc.*(a)	27,605	367,147
Vicor Corp.*	1,021	40,217

		946,293

Electronic Equipment, Instruments & Components — 1.7%
Anixter International, Inc.*	1,290	78,316
Badger Meter, Inc.	2,808	148,234
Belden, Inc.	1,247	66,852
Benchmark Electronics, Inc.	1,827	46,442
CTS Corp.	763	21,646
Daktronics, Inc.	4,228	31,837
Fabrinet (Thailand)*	2,270	129,027
II-VI, Inc.*	1,340	50,866
Insight Enterprises, Inc.*	4,699	215,778
Methode Electronics, Inc.	1,839	47,354
MTS Systems Corp.	3,363	168,352
Novanta, Inc.*	1,434	99,921
Park Electrochemical Corp.(a)	2,451	55,834
PC Connection, Inc.	2,295	76,033
Plexus Corp.*	2,175	122,061
Rogers Corp.*	561	71,197
ScanSource, Inc.*	2,238	85,738
SYNNEX Corp.	2,132	206,292
Tech Data Corp.*	1,378	131,778
TTM Technologies, Inc.*	3,348	38,435
Vishay Intertechnology, Inc.	4,415	86,093

		1,978,086

Energy Equipment & Services — 1.6%
Archrock, Inc.	14,115	133,246
Bristow Group, Inc.*(a)	3,069	10,097
C&J Energy Services, Inc.*	285	4,580
Cactus, Inc., Class A*	4,369	143,391
CARBO Ceramics, Inc.*	2,667	10,748
Covia Holdings Corp.*(a)	3,827	17,910
Diamond Offshore Drilling, Inc.*(a)	8,991	98,272
Forum Energy Technologies, Inc.*	4,115	20,205
Geospace Technologies Corp.*	652	9,800
Gulf Island Fabrication, Inc.*	4,233	40,171
Helix Energy Solutions Group, Inc.*	16,748	114,389
KLX Energy Services Holdings, Inc.*	725	18,894
Liberty Oilfield Services, Inc., Class A(a)	4,848	73,738
Matrix Service Co.*	3,284	70,442

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Energy Equipment & Services — continued
McDermott International, Inc.*	5,707	50,336
Newpark Resources, Inc.*(a)	6,577	54,655
Noble Corp. plc*	25,901	85,473
Oceaneering International, Inc.*(a)	5,423	85,087
Oil States International, Inc.*	6,361	109,536
Pioneer Energy Services Corp.*	8,763	12,969
ProPetro Holding Corp.*	8,922	145,785
Rowan Cos. plc, Class A*	9,939	121,156
SEACOR Holdings, Inc.*	4,099	169,658
TETRA Technologies, Inc.*	5,642	12,017
Unit Corp.*	4,788	76,416
US Silica Holdings, Inc.(a)	6,867	92,567

		1,781,538

Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(a)	9,988	146,324
Liberty Media Corp-Liberty Formula One, Class A*	7,854	240,332
Marcus Corp. (The)	1,265	56,381
Rosetta Stone, Inc.*	4,097	62,111
World Wrestling Entertainment, Inc., Class A(a)	1,897	156,199

		661,347

Equity Real Estate Investment Trusts (REITs) — 2.3%
Acadia Realty Trust	416	11,952
Agree Realty Corp.	1,582	104,460
American Assets Trust, Inc.	3,052	131,053
CareTrust REIT, Inc.	3,632	79,831
Chesapeake Lodging Trust	470	13,386
CorePoint Lodging, Inc.	1,446	17,699
Cousins Properties, Inc.	6,329	56,012
DiamondRock Hospitality Co.	3,531	35,875
EastGroup Properties, Inc.	885	91,562
First Industrial Realty Trust, Inc.	3,875	126,790
Four Corners Property Trust, Inc.	3,614	102,059
Franklin Street Properties Corp.	4,149	30,786
GEO Group, Inc. (The)	2,668	60,163
Healthcare Realty Trust, Inc.	372	12,012
Kite Realty Group Trust	359	5,970
Lexington Realty Trust	2,012	19,335
LTC Properties, Inc.	4,892	232,077
Mack-Cali Realty Corp.	937	19,302
National Health Investors, Inc.	1,359	113,150
National Storage Affiliates Trust	3,002	87,358
Office Properties Income Trust	1,216	38,949
Pebblebrook Hotel Trust	2,167	69,452
Pennsylvania(a)	1,846	13,605
Piedmont Office Realty Trust, Inc., Class A	5,502	106,519
PotlatchDeltic Corp.	1,588	58,565
PS Business Parks, Inc.	1,105	160,435
Retail Opportunity Investments Corp.	495	8,697
Rexford Industrial Realty, Inc.	3,649	122,606
RLJ Lodging Trust	3,769	69,915
RPT Realty	3,767	49,310
Ryman Hospitality Properties, Inc.	1,050	84,368
Sabra Health Care REIT, Inc.(a)	3,031	62,257
Saul Centers, Inc.	1,066	56,455
STAG Industrial, Inc.	3,071	84,668
Summit Hotel Properties, Inc.	4,246	47,428
Sunstone Hotel Investors, Inc.	2,297	32,847
Terreno Realty Corp.	1,951	78,703
Urban Edge Properties	338	6,902
Washington	2,572	65,200
Xenia Hotels & Resorts, Inc.	3,455	64,850

		2,632,563

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	7,088	248,435
Ingles Markets, Inc., Class A	1,617	46,149
Performance Food Group Co.*	3,445	117,681
PriceSmart, Inc.	1,533	93,896
SpartanNash Co.	6,718	139,399
United Natural Foods, Inc.*	6,874	90,049

		735,609

Food Products — 3.2%
B&G Foods, Inc.(a)	7,646	203,842
Calavo Growers, Inc.(a)	3,132	254,820
Cal-Maine Foods, Inc.	5,670	239,161
Darling Ingredients, Inc.*(a)	15,255	324,474
Dean Foods Co.	14,610	60,924
Farmer Brothers Co.*	600	14,760
Fresh Del Monte Produce, Inc.	14,064	449,767
Hostess Brands, Inc.*(a)	18,158	208,635
J&J Snack Foods Corp.(a)	3,397	524,327
Lancaster Colony Corp.	4,141	658,709
Sanderson Farms, Inc.(a)	2,474	304,549
Seaboard Corp.	23	88,876
Simply Good Foods Co. (The)*(a)	3,974	78,645
Tootsie Roll Industries, Inc.(a)	6,829	236,625

		3,648,114

Gas Utilities — 3.5%
New Jersey Resources Corp.	15,411	747,433
Northwest Natural Holding Co.	6,893	431,502
ONE Gas, Inc.	8,756	719,305
South Jersey Industries, Inc.(a)	23,880	711,146
Southwest Gas Holdings, Inc.(a)	8,427	660,003
Spire, Inc.	9,442	749,412

		4,018,801

Health Care Equipment & Supplies — 4.7%
Accuray, Inc.*	7,965	35,046
Anika Therapeutics, Inc.*	1,938	73,625
Avanos Medical, Inc.*	2,574	117,246
AxoGen, Inc.*(a)	2,052	33,858
Cantel Medical Corp.	368	29,963
CONMED Corp.	5,012	352,594
Globus Medical, Inc., Class A*	3,831	172,587
Haemonetics Corp.*	1,932	191,094
ICU Medical, Inc.*	2,628	653,846
Inogen, Inc.*	434	65,625
Integer Holdings Corp.*	3,115	252,284
Invacare Corp.	8,716	44,800
iRhythm Technologies, Inc.*	1,940	164,900
LivaNova plc*	1,321	121,955
Meridian Bioscience, Inc.(a)	5,738	94,046
Merit Medical Systems, Inc.*	5,485	310,067
Natus Medical, Inc.*	6,813	229,871
Neogen Corp.*	3,729	227,133
Novocure Ltd.*	3,101	151,949

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Health Care Equipment & Supplies — continued
NuVasive, Inc.*	2,636	132,169
NxStage Medical, Inc.*	7,181	208,752
OraSure Technologies, Inc.*	5,753	73,926
Orthofix Medical, Inc.*	1,748	94,584
Quidel Corp.*	5,245	304,367
STAAR Surgical Co.*	1,774	63,385
Surmodics, Inc.*	2,483	142,201
Tactile Systems Technology, Inc.*(a)	1,677	111,655
Varex Imaging Corp.*	3,486	99,316
West Pharmaceutical Services, Inc.(a)	6,802	736,452

		5,289,296

Health Care Providers & Services — 1.4%
Amedisys, Inc.*	748	98,108
AMN Healthcare Services, Inc.*	1,302	84,357
BioScrip, Inc.*	1,841	6,683
BioTelemetry, Inc.*	1,213	87,118
Chemed Corp.	172	51,246
Diplomat Pharmacy, Inc.*(a)	2,143	31,074
Ensign Group, Inc. (The)	1,857	80,909
Genesis Healthcare, Inc.*	4,479	7,032
HealthEquity, Inc.*	1,356	84,533
LHC Group, Inc.*	3,614	382,108
Magellan Health, Inc.*	3,086	201,084
Owens & Minor, Inc.	5,865	44,398
Patterson Cos., Inc.(a)	3,822	85,192
PetIQ, Inc.*	2,470	75,137
Select Medical Holdings Corp.*	5,883	91,892
Tenet Healthcare Corp.*	2,604	57,262
Tivity Health, Inc.*	7,467	166,215

		1,634,348

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*	10,016	118,089
Computer Programs & Systems, Inc.	1,534	40,252
HMS Holdings Corp.*	4,158	124,698
Medidata Solutions, Inc.*	2,123	150,648
NextGen Healthcare Information Systems LLC*	2,707	47,860
Omnicell, Inc.*	9,914	645,699
Tabula Rasa HealthCare, Inc.*	1,510	91,023
Teladoc Health, Inc.*(a)	1,232	79,094

		1,297,363

Hotels, Restaurants & Leisure — 3.1%
Belmond Ltd., Class A (United Kingdom)*	7,748	193,080
Biglari Holdings, Inc., Class A*	129	83,851
BJ’s Restaurants, Inc.	2,365	117,848
Bloomin’ Brands, Inc.	4,926	90,786
Boyd Gaming Corp.	5,257	143,621
Brinker International, Inc.(a)	3,923	158,960
Cheesecake Factory, Inc. (The)(a)	4,252	190,830
Churchill Downs, Inc.	2,448	225,167
Chuy’s Holdings, Inc.*	2,137	48,553
Cracker Barrel Old Country Store, Inc.(a)	1,203	201,238
Dave & Buster’s Entertainment, Inc.(a)	2,143	110,257
Dine Brands Global, Inc.(a)	1,592	121,422
Dover Motorsports, Inc.	5,403	10,752
El Pollo Loco Holdings, Inc.*	6,059	99,913
Eldorado Resorts, Inc.*	3,973	185,221
Fiesta Restaurant Group, Inc.*	1,692	25,143
Luby’s, Inc.*	5,571	8,356
Marriott Vacations Worldwide Corp.	1,791	158,575
Noodles & Co.*	2,550	18,360
OBH, Inc.*	115	15,056
Penn National Gaming, Inc.*	6,923	167,814
Planet Fitness, Inc., Class A*	3,747	217,026
Red Robin Gourmet Burgers, Inc.*	5,129	164,025
Red Rock Resorts, Inc., Class A(a)	4,560	115,733
Ruth’s Hospitality Group, Inc.(a)	3,441	79,487
Scientific Games Corp.*	2,686	67,311
Shake Shack, Inc., Class A*(a)	2,680	127,997
Texas Roadhouse, Inc.	3,896	237,033
Wingstop, Inc.(a)	2,872	188,547

		3,571,962

Household Durables — 3.9%
Bassett Furniture Industries, Inc.	2,838	54,121
Beazer Homes USA, Inc.*	14,191	177,813
Ethan Allen Interiors, Inc.	13,218	250,878
Hamilton Beach Brands Holding Co., Class A	3,086	80,668
Helen of Troy Ltd.*	5,208	604,336
Installed Building Products, Inc.*	1,413	59,501
iRobot Corp.*	1,709	153,451
KB Home	10,301	220,544
La-Z-Boy, Inc.	13,617	403,336
LGI Homes, Inc.*(a)	5,733	339,967
M/I Homes, Inc.*	10,652	282,172
MDC Holdings, Inc.	13,695	450,976
Meritage Homes Corp.*	6,817	307,310
Skyline Champion Corp.	4,307	77,784
Taylor Morrison Home Corp., Class A*	7,194	135,967
TopBuild Corp.*	2,671	141,056
TRI Pointe Group, Inc.*	19,584	263,405
Universal Electronics, Inc.*	4,065	114,511
William Lyon Homes, Class A*	8,080	107,141
ZAGG, Inc.*	22,370	250,991

		4,475,928

Household Products — 1.1%
Central Garden & Pet Co.*(a)	5,281	207,068
Central Garden & Pet Co., Class A*	9,703	345,621
WD-40 Co.(a)	3,817	693,740

		1,246,429

Independent Power and Renewable Electricity Producers — 1.5%
Atlantica Yield plc (Spain)	1,863	33,515
Clearway Energy, Inc., Class A	2,977	43,762
Clearway Energy, Inc., Class C	4,266	64,374
Ormat Technologies, Inc.	13,702	790,743
Pattern Energy Group, Inc., Class A	19,883	423,110
TerraForm Power, Inc., Class A	27,073	321,627

		1,677,131

Insurance — 1.1%
CNO Financial Group, Inc.	4,111	73,505
Crawford & Co., Class B	492	4,748
Employers Holdings, Inc.	2,308	97,790
FBL Financial Group, Inc., Class A	1,141	80,121
Horace Mann Educators Corp.	1,845	76,844

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Insurance — continued
National Western Life Group, Inc., Class A	158	47,921
Navigators Group, Inc. (The)	2,078	145,045
Primerica, Inc.	619	69,557
Protective Insurance Corp., Class B	377	6,948
RLI Corp.	1,437	94,856
Safety Insurance Group, Inc.	1,063	87,496
Selective Insurance Group, Inc.(a)	4,422	269,388
State Auto Financial Corp.	2,005	68,170
Stewart Information Services Corp.	1,629	72,409

		1,194,798

Interactive Media & Services — 0.5%
Cargurus, Inc.*	3,154	134,896
Cars.com, Inc.*(a)	5,761	157,333
Meet Group, Inc. (The)*	16,376	94,653
QuinStreet, Inc.*	4,901	93,315
Travelzoo*	489	6,015
Yelp, Inc.*	3,052	111,154

		597,366

Internet & Direct Marketing Retail — 1.0%
Etsy, Inc.*	2,605	142,363
Lands’ End, Inc.*	2,285	40,902
Liquidity Services, Inc.*	1,284	10,747
Nutrisystem, Inc.	13,684	594,022
PetMed Express, Inc.(a)	2,095	49,610
Shutterfly, Inc.*	1,452	66,734
Shutterstock, Inc.	3,304	132,193
Stamps.com, Inc.*	561	104,391

		1,140,962

IT Services — 2.1%
CACI International, Inc., Class A*	1,551	259,296
Carbonite, Inc.*	2,911	83,371
Computer Task Group, Inc.*	3,857	16,392
CSG Systems International, Inc.	3,817	138,137
EVERTEC, Inc. (Puerto Rico)	3,624	100,276
ExlService Holdings, Inc.*	1,433	82,398
LiveRamp Holdings, Inc.*	2,929	127,236
ManTech International Corp., Class A	925	52,142
MAXIMUS, Inc.	10,517	737,557
Perficient, Inc.*	3,216	82,040
Science Applications International Corp.	2,312	155,228
Sykes Enterprises, Inc.*	1,171	32,285
Travelport Worldwide Ltd.	8,746	136,962
TTEC Holdings, Inc.	2,923	97,716
Unisys Corp.*	9,088	118,871
Virtusa Corp.*	2,462	119,456

		2,339,363

Leisure Products — 0.8%
American Outdoor Brands Corp.*(a)	2,746	33,144
Callaway Golf Co.	29,732	484,334
JAKKS Pacific, Inc.*	6,550	12,314
Nautilus, Inc.*	16,076	120,731
Sturm Ruger & Co., Inc.	5,542	301,928

		952,451

Life Sciences Tools & Services — 0.4%
Cambrex Corp.*	2,088	91,141
Fluidigm Corp.*	1,449	12,534
Luminex Corp.	6,669	185,998
Medpace Holdings, Inc.*(a)	1,704	109,738
Syneos Health, Inc.*	1,877	95,802

		495,213

Machinery — 3.1%
Actuant Corp., Class A	2,082	47,657
Albany International Corp., Class A	2,614	179,477
Astec Industries, Inc.	883	32,689
Barnes Group, Inc.	1,865	110,184
Briggs & Stratton Corp.	19,096	245,957
Chart Industries, Inc.*	3,840	286,848
CIRCOR International, Inc.*	1,098	30,360
Columbus McKinnon Corp.	5,164	186,937
EnPro Industries, Inc.	1,773	117,107
ESCO Technologies, Inc.	1,224	79,695
Federal Signal Corp.	2,481	54,532
Franklin Electric Co., Inc.	2,372	113,334
Greenbrier Cos., Inc. (The)	1,084	45,972
Harsco Corp.*	2,805	59,747
Hillenbrand, Inc.	6,451	273,522
John Bean Technologies Corp.	703	55,846
Kennametal, Inc.	2,064	77,565
LB Foster Co., Class A*	603	10,776
Lindsay Corp.	524	45,001
LS Starrett Co. (The), Class A*	2,189	13,791
Manitowoc Co., Inc. (The)*(a)	1,326	20,182
Meritor, Inc.*	11,836	244,768
Mueller Industries, Inc.	3,712	96,178
Mueller Water Products, Inc., Class A	7,980	78,842
Proto Labs, Inc.*	960	119,184
RBC Bearings, Inc.*	1,524	212,476
Rexnord Corp.*	3,890	101,724
Standex International Corp.	849	63,318
Tennant Co.	1,521	89,328
Titan International, Inc.	11,328	63,663
TriMas Corp.*	2,418	70,098
Wabash National Corp.	5,032	70,146
Watts Water Technologies, Inc., Class A	1,905	142,627
Woodward, Inc.	1,430	129,916

		3,569,447

Marine — 0.1%
Matson, Inc.	1,846	61,859

Media — 1.2%
Entercom Communications Corp., Class A(a)	7,748	56,793
EW Scripps Co. (The), Class A	3,832	71,965
Gannett Co., Inc.	9,678	107,329
Gray Television, Inc.*	6,045	101,012
Loral Space & Communications, Inc.*	2,081	75,145
MDC Partners, Inc., Class A*	3,422	10,163
Meredith Corp.(a)	2,604	141,319
MSG Networks, Inc., Class A*	3,933	88,099
New York Times Co. (The), Class A(a)	6,754	173,645
Nexstar Media Group, Inc., Class A	2,142	178,793
Scholastic Corp.	3,296	137,410
Sinclair Broadcast Group, Inc., Class A(a)	2,870	88,425
TEGNA, Inc.	13,562	159,218

		1,389,316

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Metals & Mining — 1.7%
AK Steel Holding Corp.*(a)	9,458	27,901
Allegheny Technologies, Inc.*(a)	5,548	151,960
Carpenter Technology Corp.	3,256	153,878
Century Aluminum Co.*	5,349	49,211
Cleveland-Cliffs, Inc.(a)	12,393	132,729
Coeur Mining, Inc.*	3,500	18,025
Commercial Metals Co.	8,449	147,435
Compass Minerals International, Inc.	4,496	234,916
Haynes International, Inc.	2,790	91,512
Hecla Mining Co.	25,598	69,115
Kaiser Aluminum Corp.	3,286	329,816
Materion Corp.	1,416	66,453
Olympic Steel, Inc.	1,598	30,793
SunCoke Energy, Inc.*	7,162	80,501
Warrior Met Coal, Inc.	4,865	139,771
Worthington Industries, Inc.	3,745	141,299

		1,865,315

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AG Mortgage Investment Trust, Inc.	2,317	41,752
Arbor Realty Trust, Inc.	7,384	88,313
ARMOUR Residential REIT, Inc.	4,164	87,527
Blackstone Mortgage Trust, Inc., Class A	5,390	185,901
Capstead Mortgage Corp.(a)	14,376	105,951
Exantas Capital Corp.	2,633	27,831
Ladder Capital Corp.	5,476	94,789
New York Mortgage Trust, Inc.	10,952	68,779
Redwood Trust, Inc.	3,908	63,036
Western Asset Mortgage Capital Corp.	5,416	51,777

		815,656

Multiline Retail — 0.3%
Big Lots, Inc.(a)	2,899	91,435
Dillard’s, Inc., Class A	1,213	81,016
Ollie’s Bargain Outlet Holdings, Inc.*(a)	2,682	209,652

		382,103

Multi-Utilities — 1.8%
Avista Corp.	13,539	566,607
Black Hills Corp.	11,293	766,682
NorthWestern Corp.	10,477	669,585

		2,002,874

Oil, Gas & Consumable Fuels — 2.2%
Abraxas Petroleum Corp.*	14,525	17,285
Arch Coal, Inc., Class A(a)	1,965	173,175
California Resources Corp.*	1,985	39,998
Callon Petroleum Co.*	7,456	60,692
Carrizo Oil & Gas, Inc.*	3,885	47,708
CONSOL Energy, Inc.*	2,268	80,582
CVR Energy, Inc.	3,780	151,767
Delek US Holdings, Inc.	3,096	100,651
Denbury Resources, Inc.*	19,687	39,965
DHT Holdings, Inc.	10,096	40,889
Frontline Ltd. (Norway)*(a)	1,561	8,039
GasLog Ltd. (Monaco)	3,087	55,350
Golar LNG Ltd. (Bermuda)	4,634	103,199
Green Plains, Inc.	8,263	117,417
Gulfport Energy Corp.*(a)	10,985	92,164
Halcon Resources Corp.*(a)	11,553	18,947
Laredo Petroleum, Inc.*	12,788	48,594
Matador Resources Co.*(a)	5,881	114,680
NACCO Industries, Inc., Class A	1,551	52,858
Nordic American Tankers Ltd.	1,473	3,020
Oasis Petroleum, Inc.*	15,884	95,622
Pacific Ethanol, Inc.*	3,157	4,041
Peabody Energy Corp.	5,046	180,142
Penn Virginia Corp.*	1,290	67,673
Renewable Energy Group, Inc.*	4,221	121,987
REX American Resources Corp.*	2,306	168,177
Sanchez Energy Corp.*	3,924	1,028
Scorpio Tankers, Inc. (Monaco)	660	12,362
SemGroup Corp., Class A	6,066	97,177
Ship Finance International Ltd. (Norway)(a)	8,903	108,260
Southwestern Energy Co.*	25,158	109,940
SRC Energy, Inc.*	11,507	56,614
Teekay Tankers Ltd., Class A (Bermuda)	13,340	13,340
Ultra Petroleum Corp.*(a)	10,855	7,816
W&T Offshore, Inc.*(a)	9,241	46,575
WildHorse Resource Development Corp.*	4,573	77,604

		2,535,338

Paper & Forest Products — 0.6%
Boise Cascade Co.	2,686	73,785
Clearwater Paper Corp.*	2,324	78,365
Louisiana-Pacific Corp.	4,141	100,958
PH Glatfelter Co.(a)	9,022	115,301
Schweitzer-Mauduit International, Inc.	8,288	265,713
Verso Corp., Class A*	2,866	70,704

		704,826

Personal Products — 1.1%
Medifast, Inc.	3,612	459,591
Nature’s Sunshine Products, Inc.*	755	6,040
USANA Health Sciences, Inc.*	6,253	732,226

		1,197,857

Pharmaceuticals — 0.8%
Amneal Pharmaceuticals, Inc.*	2,536	31,142
ANI Pharmaceuticals, Inc.*	1,284	69,002
Assertio Therapeutics, Inc.*(a)	2,133	9,513
Corcept Therapeutics, Inc.*	4,776	53,396
Horizon Pharma plc*	6,407	137,686
Innoviva, Inc.*	7,186	122,881
Intersect ENT, Inc.*(a)	2,074	61,535
Lannett Co., Inc.*(a)	1,835	13,689
Mallinckrodt plc*	2,081	45,491
Melinta Therapeutics, Inc.*	464	392
MyoKardia, Inc.*	1,460	60,415
Pacira Pharmaceuticals, Inc.*	782	31,812
Paratek Pharmaceuticals, Inc.*(a)	2,388	16,107
Prestige Consumer Healthcare, Inc.*	2,464	68,795
Supernus Pharmaceuticals, Inc.*	1,837	70,045
Theravance Biopharma, Inc.*	2,389	62,233
Zogenix, Inc.*(a)	1,956	85,575

		939,709

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Professional Services — 0.9%
Acacia Research Corp.*	882	2,681
ASGN, Inc.*	1,943	122,390
CRA International, Inc.	1,793	74,840
Forrester Research, Inc.	2,683	120,494
FTI Consulting, Inc.*	1,892	129,261
Heidrick & Struggles International, Inc.	870	28,754
Huron Consulting Group, Inc.*	1,048	50,671
Insperity, Inc.	982	104,760
Kelly Services, Inc., Class A(a)	1,376	30,822
Korn Ferry	1,229	56,042
Navigant Consulting, Inc.	4,311	111,741
Resources Connection, Inc.	2,069	34,573
TriNet Group, Inc.*	2,000	91,320
TrueBlue, Inc.*(a)	751	18,317
WageWorks, Inc.*	2,480	78,244

		1,054,910

Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings, Inc.	2,749	54,953
Rafael Holdings, Inc., Class B*	4,405	67,925

		122,878

Road & Rail — 1.2%
AMERCO	2,152	780,444
ArcBest Corp.	2,496	93,899
Avis Budget Group, Inc.*	2,409	64,176
Covenant Transportation Group, Inc., Class A*	3,066	72,296
Heartland Express, Inc.	4,074	81,521
Hertz Global Holdings, Inc.*	4,935	81,872
Saia, Inc.*	1,536	92,114
Werner Enterprises, Inc.	4,125	135,795

		1,402,117

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc.*	1,979	101,503
Amkor Technology, Inc.*	9,319	74,552
Axcelis Technologies, Inc.*	2,883	60,053
Brooks Automation, Inc.	3,524	109,702
Cabot Microelectronics Corp.	2,900	295,481
CEVA, Inc.*	2,252	64,047
Cirrus Logic, Inc.*	1,499	55,688
Cohu, Inc.	3,547	62,214
Cree, Inc.*(a)	3,375	170,201
Diodes, Inc.*	3,691	124,128
DSP Group, Inc.*	972	12,286
Entegris, Inc.	4,795	158,475
Ichor Holdings Ltd.*(a)	3,261	67,079
Integrated Device Technology, Inc.*(a)	3,922	191,590
Lattice Semiconductor Corp.*	12,970	101,166
MaxLinear, Inc.*	2,031	39,848
Nanometrics, Inc.*	4,824	147,566
NeoPhotonics Corp.*	5,634	40,678
Photronics, Inc.*	5,402	57,747
Power Integrations, Inc.	1,966	129,756
Rambus, Inc.*	7,505	67,695
Semtech Corp.*	2,597	126,110
Silicon Laboratories, Inc.*	1,643	125,690
SMART Global Holdings, Inc.*	2,390	59,296
Synaptics, Inc.*	794	31,601
Ultra Clean Holdings, Inc.*	3,158	37,454
Veeco Instruments, Inc.*	1,333	13,077
Xperi Corp.(a)	5,866	125,708

		2,650,391

Software — 4.2%
8x8, Inc.*	13,427	236,449
ACI Worldwide, Inc.*	11,311	334,353
Agilysys, Inc.*(a)	2,482	43,931
Alarm.com Holdings, Inc.*	2,000	125,860
Alteryx, Inc., Class A*(a)	1,822	129,635
Appfolio, Inc., Class A*	985	62,360
Avaya Holdings Corp.*	8,010	135,449
Benefitfocus, Inc.*	1,618	90,527
Blackbaud, Inc.	1,672	119,715
Bottomline Technologies de, Inc.*	2,351	121,429
CommVault Systems, Inc.*	3,168	209,310
Coupa Software, Inc.*	2,284	198,617
Ebix, Inc.(a)	2,871	163,992
Ellie Mae, Inc.*	1,302	98,692
Envestnet, Inc.*	1,986	107,741
Everbridge, Inc.*	1,970	121,864
Five9, Inc.*	3,727	190,562
Globant SA (Argentina)*	623	42,115
HubSpot, Inc.*	1,029	162,901
j2 Global, Inc.	1,975	148,441
LivePerson, Inc.*	5,624	131,995
MicroStrategy, Inc., Class A*	945	119,911
New Relic, Inc.*	2,007	204,012
OneSpan, Inc.*	3,766	54,946
Paylocity Holding Corp.*	1,765	125,368
Pegasystems, Inc.	1,217	68,505
Progress Software Corp.	6,158	223,104
Q2 Holdings, Inc.*	2,041	121,297
Qualys, Inc.*	4,704	407,037
RealNetworks, Inc.*	6,192	16,347
SPS Commerce, Inc.*	1,055	93,536
TiVo Corp.	4,630	51,532
Trade Desk, Inc. (The), Class A*	576	82,184
Varonis Systems, Inc.*	1,829	108,057
Verint Systems, Inc.*	3,220	155,751

		4,807,525

Specialty Retail — 3.9%
Aaron’s, Inc.	2,940	147,176
Abercrombie & Fitch Co., Class A	2,973	64,425
American Eagle Outfitters, Inc.	7,638	161,315
Asbury Automotive Group, Inc.*	1,861	131,480
At Home Group, Inc.*(a)	2,451	54,020
Barnes & Noble, Inc.	6,163	37,163
Bed Bath & Beyond, Inc.	6,796	102,552
Boot Barn Holdings, Inc.*(a)	3,853	90,276
Buckle, Inc. (The)(a)	6,348	110,265
Build-A-Bear Workshop, Inc.*	4,795	22,680
Caleres, Inc.	4,308	128,551
Camping World Holdings, Inc., Class A(a)	6,343	89,944
Cato Corp. (The), Class A	3,560	52,866
Chico’s FAS, Inc.(a)	9,147	53,053
Children’s Place, Inc. (The)	1,022	98,889
Citi Trends, Inc.	3,093	63,376

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Specialty Retail — continued
Conn’s, Inc.*	1,478	30,949
DSW, Inc., Class A	4,372	119,137
Express, Inc.*	18,434	97,700
Five Below, Inc.*	1,442	178,419
Francesca’s Holdings Corp.*	6,341	5,600
GameStop Corp., Class A(a)	11,952	135,536
Genesco, Inc.*(a)	2,534	114,486
GNC Holdings, Inc., Class A*	3,518	10,730
Group 1 Automotive, Inc.	1,918	117,055
Guess?, Inc.	5,841	113,958
Haverty Furniture Cos., Inc.	3,303	67,282
Hibbett Sports, Inc.*	3,068	50,131
Kirkland’s, Inc.*	3,259	33,307
Lithia Motors, Inc., Class A	1,118	99,446
Lumber Liquidators Holdings, Inc.*(a)	1,093	13,138
Monro, Inc.(a)	5,307	380,300
Murphy USA, Inc.*	2,589	190,421
Office Depot, Inc.	16,009	47,226
Party City Holdco, Inc.*(a)	6,273	69,254
Pier 1 Imports, Inc.*	5,523	4,505
Rent-A-Center, Inc.*	3,449	60,357
RH*(a)	612	83,152
Shoe Carnival, Inc.(a)	5,689	209,810
Signet Jewelers Ltd.	2,452	59,731
Sleep Number Corp.*	5,444	195,984
Sonic Automotive, Inc., Class A	3,020	46,206
Tailored Brands, Inc.	2,453	30,981
Tile Shop Holdings, Inc.	3,403	25,829
Zumiez, Inc.*	17,711	450,036

		4,448,697

Technology Hardware, Storage & Peripherals — 0.2%
Cray, Inc.*	2,744	60,203
Diebold Nixdorf, Inc.	3,792	16,116
Electronics For Imaging, Inc.*	2,449	64,678
Stratasys Ltd.*	4,684	119,583

		260,580

Textiles, Apparel & Luxury Goods — 2.7%
Columbia Sportswear Co.(a)	8,189	730,377
Crocs, Inc.*	7,606	218,444
Deckers Outdoor Corp.*	2,257	289,912
G-III Apparel Group Ltd.*	5,134	179,023
Movado Group, Inc.	3,267	104,381
Oxford Industries, Inc.	3,597	275,458
Steven Madden Ltd.	22,536	735,800
Vera Bradley, Inc.*	23,198	207,622
Wolverine World Wide, Inc.	10,457	358,780

		3,099,797

Thrifts & Mortgage Finance — 0.7%
Axos Financial, Inc.*	2,339	71,012
Capitol Federal Financial, Inc.	6,953	89,485
Dime Community Bancshares, Inc.	4,600	90,712
Kearny Financial Corp.	5,637	72,379
MGIC Investment Corp.*	7,058	88,084
Northwest Bancshares, Inc.	5,375	94,815
OceanFirst Financial Corp.	4,499	108,021
Oritani Financial Corp.	4,090	68,957
TrustCo Bank Corp.	4,718	36,612
Washington Federal, Inc.(a)	3,646	106,062

		826,139

Tobacco — 0.9%
Universal Corp.	7,413	427,730
Vector Group Ltd.	56,947	626,417

		1,054,147

Trading Companies & Distributors — 1.2%
Aircastle Ltd.	5,164	107,618
Applied Industrial Technologies, Inc.	6,059	357,541
DXP Enterprises, Inc.*	720	23,695
GATX Corp.(a)	1,373	103,909
GMS, Inc.*	2,482	46,984
Kaman Corp.	2,862	169,201
Lawson Products, Inc.*	1,108	32,797
MRC Global, Inc.*	8,340	130,271
NOW, Inc.*	9,505	128,603
SiteOne Landscape Supply, Inc.*(a)	1,894	100,950
Systemax, Inc.	1,256	29,315
Textainer Group Holdings Ltd. (China)*	1,752	22,811
Titan Machinery, Inc.*	3,719	69,694
Triton International Ltd. (Bermuda)	2,144	77,077

		1,400,466

Water Utilities — 1.8%
American States Water Co.	11,146	754,807
California Water Service Group	16,470	815,595
Connecticut Water Service, Inc.	2,281	154,743
SJW Group(a)	5,373	322,111

		2,047,256

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.*(a)	2,911	70,213
Gogo, Inc.*(a)	7,498	30,967

		101,180

TOTAL COMMON STOCKS (Cost $112,130,146)		113,821,008

	No. of Rights
RIGHTS — 0.0%(b)
Food Products — 0.0%(b)
Schuman, Inc., CVR*‡	5,865	—	(c)

Media — 0.0%(b)
Media General, Inc., CVR*‡	1,533	75

TOTAL RIGHTS (Cost $–)		75

	Shares
SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(d)(e) (Cost $191,433)	191,433	191,433

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 12.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60%(d)(e)	8,000,800	8,000,800
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(d)(e)	6,196,262	6,196,262

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $14,196,262)		14,197,062

Total Investments — 112.6% (Cost $126,517,841)		128,209,578
Liabilities in Excess of Other Assets — (12.6)%		(14,371,465)

Net Assets — 100.0%		113,838,113

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $13,958,953.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than 1.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Other Common Stocks	$113,821,008	$—	$—		$113,821,008
Rights
Food Products	—	—	—	(a)	—	(a)
Media	—	—	75		75

Total Rights	—	—	75		75

Short-Term Investments
Investment Companies	191,433	—	—		191,433
Investment of cash collateral from securities loaned	14,197,062	—	—		14,197,062

Total Investments in Securities	$128,209,503	$—	$75		$128,209,578

(a)	Amount rounds to less than 1.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 100.0%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	517	149,770

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	1,108	116,783

Airlines — 0.5%
Copa Holdings SA, Class A (Panama)	1,498	142,085

Automobiles — 1.6%
Ford Motor Co.	18,353	161,507
General Motors Co.	4,166	162,557
Harley-Davidson, Inc.	3,435	126,614

		450,678

Banks — 0.6%
PacWest Bancorp	1,358	52,405
People’s United Financial, Inc.	6,420	105,160

		157,565

Beverages — 1.8%
Coca-Cola Co. (The)	3,432	165,182
Keurig Dr Pepper, Inc.	5,264	143,286
Molson Coors Brewing Co., Class B	741	49,358
PepsiCo, Inc.	1,401	157,851

		515,677

Biotechnology — 1.6%
AbbVie, Inc.	1,676	134,566
Amgen, Inc.	820	153,430
Gilead Sciences, Inc.	2,248	157,383

		445,379

Capital Markets — 0.2%
BGC Partners, Inc., Class A	7,759	48,028

Chemicals — 5.4%
Air Products & Chemicals, Inc.	1,077	177,048
CF Industries Holdings, Inc.	4,089	178,485
Eastman Chemical Co.	2,191	176,638
Huntsman Corp.	7,144	156,954
International Flavors & Fragrances, Inc.	439	62,241
Linde plc (United Kingdom)	1,086	177,029
LyondellBasell Industries NV, Class A	1,852	161,069
Olin Corp.	7,361	173,793
RPM International, Inc.	1,629	93,114
Scotts Miracle-Gro Co. (The)	2,101	156,209

		1,512,580

Commercial Services & Supplies — 0.6%
Waste Management, Inc.	1,842	176,224

Containers & Packaging — 2.2%
Bemis Co., Inc.	585	28,571
International Paper Co.	3,737	177,246
Packaging Corp. of America	1,417	133,652
Sonoco Products Co.	3,002	172,855
Westrock Co.	2,287	93,104

		605,428

Distributors — 0.6%
Genuine Parts Co.	1,671	166,799

Diversified Consumer Services — 0.4%
H&R Block, Inc.	4,794	113,090

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	5,536	166,412
CenturyLink, Inc.	9,071	138,968
Verizon Communications, Inc.	2,869	157,967
Zayo Group Holdings, Inc.*	3,504	96,185

		559,532

Electric Utilities — 9.9%
Alliant Energy Corp.	3,718	165,339
American Electric Power Co., Inc.	2,221	175,726
Avangrid, Inc.	2,256	112,507
Duke Energy Corp.	1,957	171,785
Edison International	3,119	177,689
Entergy Corp.	1,983	176,864
Evergy, Inc.	2,879	165,024
Eversource Energy	2,527	175,399
Exelon Corp.	3,722	177,763
FirstEnergy Corp.	4,562	178,830
Hawaiian Electric Industries, Inc.	2,947	109,599
NextEra Energy, Inc.	812	145,332
OGE Energy Corp.	3,477	142,383
Pinnacle West Capital Corp.	1,938	170,777
PPL Corp.	5,645	176,801
Southern Co. (The)	3,648	177,293
Xcel Energy, Inc.	3,293	172,422

		2,771,533

Electrical Equipment — 1.7%
Eaton Corp. plc	2,125	162,031
Emerson Electric Co.	2,314	151,498
Hubbell, Inc.	1,284	140,380
Rockwell Automation, Inc.	176	29,835

		483,744

Energy Equipment & Services — 0.5%
Helmerich & Payne, Inc.	2,573	144,062

Entertainment — 0.8%
Cinemark Holdings, Inc.	3,484	142,565
Viacom, Inc., Class B	2,787	81,994

		224,559

Equity Real Estate Investment Trusts (REITs) — 12.5%
Apple Hospitality REIT, Inc.	5,541	90,928
Brandywine Realty Trust	8,898	133,915
Brixmor Property Group, Inc.	6,548	112,167
Colony Capital, Inc.	7,240	43,947
Corporate Office Properties Trust	1,015	25,060
Digital Realty Trust, Inc.	1,425	154,384
Duke Realty Corp.	3,639	106,404
EPR Properties	1,368	99,946
Gaming and Leisure Properties, Inc.	4,184	156,900
HCP, Inc.	4,416	139,281
Healthcare Trust of America, Inc., Class A	776	22,054
Hospitality Properties Trust	4,633	123,516
Iron Mountain, Inc.	4,239	157,691

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — (continued)
Equity Real Estate Investment Trusts (REITs) — (continued)
Kimco Realty Corp.	8,809	149,841
Liberty Property Trust	3,812	179,698
Macerich Co. (The)	1,840	84,934
Medical Properties Trust, Inc.	3,974	72,327
National Retail Properties, Inc.	2,504	131,986
Omega Healthcare Investors, Inc.	4,549	182,824
Outfront Media, Inc.	4,186	86,859
Park Hotels & Resorts, Inc.	3,464	104,162
Rayonier, Inc.	3,174	96,617
Retail Value, Inc.	448	13,624
Senior Housing Properties Trust	7,704	106,084
SITE Centers Corp.	6,139	80,237
Spirit Realty Capital, Inc.	4,281	170,041
Uniti Group, Inc.	8,157	162,406
Ventas, Inc.	763	49,206
VEREIT, Inc.	19,032	153,779
Welltower, Inc.	1,758	136,227
WP Carey, Inc.	2,126	159,216

		3,486,261

Food & Staples Retailing — 0.5%
Sysco Corp.	2,361	150,750

Food Products — 3.1%
Archer-Daniels-Midland Co.	1,161	52,129
Campbell Soup Co.	4,206	149,019
Conagra Brands, Inc.	4,241	91,775
Flowers Foods, Inc.	7,329	144,088
General Mills, Inc.	3,368	149,674
JM Smucker Co. (The)	90	9,439
Kellogg Co.	2,233	131,769
Kraft Heinz Co. (The)	2,781	133,655

		861,548

Gas Utilities — 0.5%
National Fuel Gas Co.	2,512	143,938

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	2,342	170,919
Becton Dickinson and Co.	237	59,122
Medtronic plc	1,751	154,771
ResMed, Inc.	1,344	127,908

		512,720

Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	2,098	104,837
Quest Diagnostics, Inc.	1,535	134,082

		238,919

Hotels, Restaurants & Leisure — 3.3%
Darden Restaurants, Inc.	1,546	162,222
Extended Stay America, Inc.	7,478	127,874
International Game Technology plc	3,602	58,929
Las Vegas Sands Corp.	2,249	131,251
McDonald’s Corp.	892	159,472
Six Flags Entertainment Corp.	2,447	150,711
Wendy’s Co. (The)	5,388	93,320
Wyndham Destinations, Inc.	1,072	45,174

		928,953

Household Durables — 2.2%
Garmin Ltd.	2,590	179,176
Leggett & Platt, Inc.	3,669	150,282
Newell Brands, Inc.	6,762	143,422
Whirlpool Corp.	1,127	149,903

		622,783

Household Products — 1.8%
Clorox Co. (The)	1,030	152,832
Kimberly-Clark Corp.	1,422	158,382
Procter & Gamble Co. (The)	1,830	176,540

		487,754

Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	11,140	182,585

Industrial Conglomerates — 1.0%
3M Co.	797	159,639
General Electric Co.	11,447	116,302

		275,941

Insurance — 0.6%
Old Republic International Corp.	7,656	154,268

IT Services — 1.1%
International Business Machines Corp.	1,026	137,915
Paychex, Inc.	2,416	171,053

		308,968

Leisure Products — 0.6%
Hasbro, Inc.	1,613	146,073
Mattel, Inc.*	2,832	33,531

		179,604

Machinery — 1.5%
Caterpillar, Inc.	1,153	153,534
Cummins, Inc.	1,029	151,376
Stanley Black & Decker, Inc.	470	59,427
Timken Co. (The)	1,285	54,728

		419,065

Metals & Mining — 1.4%
Nucor Corp.	2,828	173,186
Reliance Steel & Aluminum Co.	2,027	165,971
Southern Copper Corp. (Peru)	1,669	56,112

		395,269

Mortgage Real Estate Investment Trusts (REITs) — 3.6%
AGNC Investment Corp.	8,572	153,524
Annaly Capital Management, Inc.	14,350	149,814
Chimera Investment Corp.	7,004	133,286
MFA Financial, Inc.	17,735	129,998
New Residential Investment Corp.	8,263	140,306
Starwood Property Trust, Inc.	7,275	160,632
Two Harbors Investment Corp.	9,499	138,590

		1,006,150

Multiline Retail — 1.9%
Kohl’s Corp.	2,251	154,621
Macy’s, Inc.	4,907	129,054
Nordstrom, Inc.	2,209	102,520
Target Corp.	2,021	147,533

		533,728

Multi-Utilities — 7.8%
Ameren Corp.	2,517	174,529
CenterPoint Energy, Inc.	6,157	190,374
CMS Energy Corp.	3,314	172,792
Consolidated Edison, Inc.	2,150	166,948
Dominion Energy, Inc.	4,772	335,185
DTE Energy Co.	1,447	170,384

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — (continued)
Multi-Utilities — (continued)
MDU Resources Group, Inc.	6,154	158,219
NiSource, Inc.	5,584	152,332
Public Service Enterprise Group, Inc.	3,100	169,105
Sempra Energy	1,498	175,236
Vectren Corp.	1,995	144,398
WEC Energy Group, Inc.	2,382	173,958

		2,183,460

Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	1,455	166,816
Exxon Mobil Corp.	1,374	100,687
Kinder Morgan, Inc.	3,891	70,427
Murphy Oil Corp.	2,157	58,994
Occidental Petroleum Corp.	2,086	139,303
ONEOK, Inc.	2,538	162,965
PBF Energy, Inc., Class A	3,017	110,482
Targa Resources Corp.	3,201	137,675
Williams Cos., Inc. (The)	5,784	155,763

		1,103,112

Paper & Forest Products — 0.6%
Domtar Corp.	3,515	164,853

Personal Products — 0.8%
Coty, Inc., Class A	20,720	160,787
Nu Skin Enterprises, Inc., Class A	786	51,601

		212,388

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	2,743	135,422
Eli Lilly & Co.	1,456	174,516
Johnson & Johnson	1,165	155,038
Merck & Co., Inc.	2,180	162,257
Pfizer, Inc.	3,744	158,933

		786,166

Professional Services — 0.5%
Nielsen Holdings plc	5,717	146,813

Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	1,769	174,883
Cypress Semiconductor Corp.	9,622	133,457
Intel Corp.	3,396	160,020
KLA-Tencor Corp.	1,499	159,748
Maxim Integrated Products, Inc.	2,837	153,964
Microchip Technology, Inc.	1,469	118,064
QUALCOMM, Inc.	2,134	105,676
Xilinx, Inc.	1,866	208,880

		1,214,692

Software — 0.6%
Microsoft Corp.	1,573	164,268

Specialty Retail — 2.2%
Foot Locker, Inc.	3,059	170,968
Gap, Inc. (The)	5,328	135,544
Home Depot, Inc. (The)	897	164,626
L Brands, Inc.	5,151	143,404

		614,542

Technology Hardware, Storage & Peripherals — 0.6%
HP, Inc.	1,863	41,042
Xerox Corp.	4,723	133,236

		174,278

Textiles, Apparel & Luxury Goods — 1.6%
Hanesbrands, Inc.	8,933	133,906
Tapestry, Inc.	3,651	141,330
VF Corp.	1,947	163,879

		439,115

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc.	13,806	160,426

Tobacco — 1.1%
Altria Group, Inc.	3,065	151,258
Philip Morris International, Inc.	2,000	153,440

		304,698

Transportation Infrastructure — 0.5%
Macquarie Infrastructure Corp.	3,408	147,123

Wireless Telecommunication Services — 1.6%
Sprint Corp.*	14,936	93,201
Telephone & Data Systems, Inc.	4,829	174,906
T-Mobile US, Inc.*	2,522	175,582

		443,689

TOTAL COMMON STOCKS (Cost $27,476,768)		27,932,343

SHORT-TERM INVESTMENTS — 0.0%(a)

INVESTMENT COMPANIES — 0.0%(a)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(b)(c)(Cost $181)	181	181

Total Investments — 100.0% (Cost $27,476,949)		27,932,524
Liabilities in Excess of Other Assets — 0.0%(a)		(6,636)

Net Assets — 100.0%		27,925,888

Percentages indicated are based on net assets.

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$27,932,524	$—	$—	$27,932,524

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 100.1%
Aerospace & Defense — 1.5%
Harris Corp.	1,059	162,218
Lockheed Martin Corp.	503	145,714
Raytheon Co.	827	136,256

		444,188

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	1,324	139,550

Banks — 0.5%
US Bancorp	2,938	150,308

Beverages — 2.4%
Brown-Forman Corp., Class B	2,641	124,787
Coca-Cola Co. (The)	3,769	181,402
Constellation Brands, Inc., Class A	676	117,394
Molson Coors Brewing Co., Class B	1,917	127,692
PepsiCo, Inc.	1,548	174,413

		725,688

Biotechnology — 0.5%
Amgen, Inc.	805	150,624

Chemicals — 4.7%
Air Products & Chemicals, Inc.	1,005	165,212
Ashland Global Holdings, Inc.	2,250	170,775
DowDuPont, Inc.	319	17,165
Ecolab, Inc.	1,167	184,584
International Flavors & Fragrances, Inc.	1,220	172,972
Linde plc (United Kingdom)	1,134	184,853
NewMarket Corp.	165	66,180
PPG Industries, Inc.	1,525	160,796
RPM International, Inc.	2,790	159,477
Scotts Miracle-Gro Co. (The)	1,468	109,146
WR Grace & Co.	731	51,908

		1,443,068

Commercial Services & Supplies — 1.6%
Copart, Inc.*	2,075	105,057
Republic Services, Inc.	2,210	169,529
Rollins, Inc.	876	32,622
Waste Management, Inc.	1,974	188,853

		496,061

Communications Equipment — 0.4%
Motorola Solutions, Inc.	1,181	138,071

Containers & Packaging — 0.5%
Avery Dennison Corp.	1,103	115,208
Bemis Co., Inc.	639	31,209

		146,417

Distributors — 1.0%
Genuine Parts Co.	1,748	174,485
Pool Corp.	973	145,863

		320,348

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.*	316	36,590
Graham Holdings Co., Class B	26	17,290
Service Corp. International	699	30,001

		83,881

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B*	878	180,464

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	5,032	151,262
CenturyLink, Inc.	5,126	78,530
Verizon Communications, Inc.	3,159	173,935
Zayo Group Holdings, Inc.*	5,978	164,096

		567,823

Electric Utilities — 9.2%
Alliant Energy Corp.	4,143	184,239
American Electric Power Co., Inc.	2,409	190,600
Avangrid, Inc.	2,305	114,950
Duke Energy Corp.	2,129	186,884
Edison International	366	20,851
Entergy Corp.	2,091	186,496
Evergy, Inc.	3,150	180,558
Eversource Energy	2,738	190,045
Exelon Corp.	3,663	174,945
FirstEnergy Corp.	4,162	163,150
Hawaiian Electric Industries, Inc.	2,554	94,983
NextEra Energy, Inc.	1,039	185,960
OGE Energy Corp.	4,557	186,609
Pinnacle West Capital Corp.	2,104	185,405
PPL Corp.	5,407	169,347
Southern Co. (The)	3,981	193,477
Xcel Energy, Inc.	3,568	186,821

		2,795,320

Electrical Equipment — 0.3%
Hubbell, Inc.	805	88,011

Energy Equipment & Services — 0.8%
Halliburton Co.	3,065	96,118
Schlumberger Ltd.	3,447	152,392

		248,510

Entertainment — 0.6%
Walt Disney Co. (The)	1,627	181,443

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.	1,141	197,210
Apple Hospitality REIT, Inc.	4,557	74,780
Camden Property Trust	110	10,665
Crown Castle International Corp.	1,608	188,232
Equity Commonwealth	2,376	76,887
Equity LifeStyle Properties, Inc.	312	33,035
Federal Realty Investment Trust	940	124,616
Gaming and Leisure Properties, Inc.	2,132	79,950
National Retail Properties, Inc.	1,011	53,290
Regency Centers Corp.	614	39,910

		878,575

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	820	175,997
Kroger Co. (The)	3,296	93,376
Sysco Corp.	2,551	162,881
US Foods Holding Corp.*	1,450	48,894
Walmart, Inc.	1,899	181,981

		663,129

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Food Products — 5.9%
Archer-Daniels-Midland Co.	3,370	151,313
Campbell Soup Co.	2,803	99,310
Conagra Brands, Inc.	5,750	124,430
General Mills, Inc.	3,519	156,385
Hershey Co. (The)	1,572	166,789
Hormel Foods Corp.	4,147	175,501
Ingredion, Inc.	1,454	143,946
JM Smucker Co. (The)	1,315	137,917
Kellogg Co.	2,278	134,425
Kraft Heinz Co. (The)	2,621	125,965
Lamb Weston Holdings, Inc.	880	63,624
McCormick & Co., Inc. (Non-Voting)	1,240	153,314
Mondelez International, Inc., Class A	3,715	171,856

		1,804,775

Gas Utilities — 1.2%
Atmos Energy Corp.	1,938	189,207
UGI Corp.	3,255	185,633

		374,840

Health Care Equipment & Supplies — 8.8%
Abbott Laboratories	2,542	185,515
Baxter International, Inc.	2,533	183,617
Becton Dickinson and Co.	724	180,609
Cooper Cos., Inc. (The)	638	177,849
DENTSPLY SIRONA, Inc.	2,631	110,370
Hill-Rom Holdings, Inc.	1,923	192,338
IDEXX Laboratories, Inc.*	752	160,011
Intuitive Surgical, Inc.*	339	177,514
Medtronic plc	1,872	165,466
ResMed, Inc.	1,681	159,981
STERIS plc	1,412	161,053
Stryker Corp.	1,019	180,944
Teleflex, Inc.	666	182,151
Varian Medical Systems, Inc.*	1,486	196,197
West Pharmaceutical Services, Inc.	1,283	138,910
Zimmer Biomet Holdings, Inc.	1,315	144,071

		2,696,596

Health Care Providers & Services — 5.1%
AmerisourceBergen Corp.	1,843	153,651
Anthem, Inc.	647	196,041
Cardinal Health, Inc.	93	4,647
Cigna Corp.	850	169,839
CVS Health Corp.	2,243	147,029
DaVita, Inc.*	2,434	136,620
Henry Schein, Inc.*	1,893	147,086
Humana, Inc.	57	17,612
Laboratory Corp. of America Holdings*	1,064	148,268
MEDNAX, Inc.*	2,462	88,903
Quest Diagnostics, Inc.	1,749	152,775
UnitedHealth Group, Inc.	674	182,115

		1,544,586

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	1,000	178,780
Yum! Brands, Inc.	2,030	190,779

		369,559

Household Durables — 1.7%
Garmin Ltd.	1,875	129,712
Leggett & Platt, Inc.	3,550	145,408
Mohawk Industries, Inc.*	719	92,600
NVR, Inc.*	52	138,320

		506,040

Household Products — 3.1%
Church & Dwight Co., Inc.	2,840	183,492
Clorox Co. (The)	1,130	167,670
Colgate-Palmolive Co.	2,446	158,207
Kimberly-Clark Corp.	1,530	170,411
Procter & Gamble Co. (The)	2,014	194,291
Spectrum Brands Holdings, Inc.	1,220	68,174

		942,245

Independent Power and Renewable Electricity Producers — 0.6%
Vistra Energy Corp.*	7,217	181,219

Industrial Conglomerates — 0.5%
3M Co.	751	150,425

Insurance — 6.1%
Aflac, Inc.	2,412	115,052
Allstate Corp. (The)	1,777	156,145
American Financial Group, Inc.	1,539	146,805
Aon plc	243	37,964
Arch Capital Group Ltd.*	5,231	153,530
Arthur J Gallagher & Co.	965	72,095
Brown & Brown, Inc.	3,524	95,712
Chubb Ltd.	1,100	146,355
Cincinnati Financial Corp.	2,059	167,026
Everest Re Group Ltd.	456	99,887
Markel Corp.*	158	166,455
Marsh & McLennan Cos., Inc.	2,113	186,345
RenaissanceRe Holdings Ltd. (Bermuda)	1,131	156,112
White Mountains Insurance Group Ltd.	85	75,954
WR Berkley Corp.	1,303	100,188

		1,875,625

IT Services — 1.8%
Amdocs Ltd.	2,625	146,685
Automatic Data Processing, Inc.	1,283	179,415
Cognizant Technology Solutions Corp., Class A	272	18,953
International Business Machines Corp.	704	94,632
Jack Henry & Associates, Inc.	519	69,312
Paychex, Inc.	726	51,401

		560,398

Leisure Products — 0.3%
Hasbro, Inc.	1,020	92,371

Life Sciences Tools & Services — 2.7%
Bio-Rad Laboratories, Inc., Class A*	579	144,675
Bio-Techne Corp.	995	173,588
IQVIA Holdings, Inc.*	1,492	192,483
QIAGEN NV*	1,512	55,989
Thermo Fisher Scientific, Inc.	749	184,007
Waters Corp.*	384	88,788

		839,530

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Machinery — 0.4%
Snap-on, Inc.	126	20,915
Stanley Black & Decker, Inc.	747	94,450

		115,365

Media — 0.3%
Omnicom Group, Inc.	1,143	89,017

Mortgage Real Estate Investment Trusts (REITs) — 2.2%
AGNC Investment Corp.	9,349	167,440
Annaly Capital Management, Inc.	13,688	142,903
Chimera Investment Corp.	1,179	22,436
MFA Financial, Inc.	4,867	35,675
Starwood Property Trust, Inc.	8,147	179,886
Two Harbors Investment Corp.	8,464	123,490

		671,830

Multiline Retail — 0.8%
Dollar Tree, Inc.*	829	80,272
Target Corp.	2,183	159,359

		239,631

Multi-Utilities — 6.4%
Ameren Corp.	2,726	189,021
CenterPoint Energy, Inc.	5,685	175,780
CMS Energy Corp.	3,610	188,226
Consolidated Edison, Inc.	2,342	181,856
Dominion Energy, Inc.	2,537	178,199
DTE Energy Co.	1,563	184,043
NiSource, Inc.	6,358	173,446
Public Service Enterprise Group, Inc.	3,364	183,506
Sempra Energy	1,355	158,508
Vectren Corp.	2,157	156,124
WEC Energy Group, Inc.	2,596	189,586

		1,958,295

Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.	1,443	165,440
ConocoPhillips	1,897	128,408
EOG Resources, Inc.	289	28,669
Exxon Mobil Corp.	2,001	146,633
Kinder Morgan, Inc.	9,228	167,027
Occidental Petroleum Corp.	2,211	147,650
ONEOK, Inc.	1,346	86,427
Phillips 66	1,660	158,381
Valero Energy Corp.	1,455	127,778

		1,156,413

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	1,187	161,931

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	2,279	112,514
Eli Lilly & Co.	1,585	189,978
Johnson & Johnson	1,293	172,072
Merck & Co., Inc.	2,383	177,367
Pfizer, Inc.	4,126	175,149
Zoetis, Inc.	1,996	171,975

		999,055

Professional Services — 0.6%
Dun & Bradstreet Corp. (The)	1,302	188,451

Semiconductors & Semiconductor Equipment — 0.5%
Texas Instruments, Inc.	1,588	159,880

Software — 2.8%
ANSYS, Inc.*	1,029	169,116
CDK Global, Inc.	2,569	125,650
Intuit, Inc.	864	186,468
Microsoft Corp.	1,765	184,319
Synopsys, Inc.*	1,873	174,845

		840,398

Specialty Retail — 2.0%
AutoZone, Inc.*	210	177,941
Home Depot, Inc. (The)	871	159,855
O’Reilly Automotive, Inc.*	266	91,680
TJX Cos., Inc. (The)	3,450	171,568

		601,044

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	2,308	188,979
VF Corp.	2,087	175,663

		364,642

Thrifts & Mortgage Finance — 0.2%
TFS Financial Corp.	2,958	48,245

Tobacco — 0.9%
Altria Group, Inc.	2,704	133,442
Philip Morris International, Inc.	1,714	131,498

		264,940

Water Utilities — 1.0%
American Water Works Co., Inc.	1,960	187,513
Aqua America, Inc.	3,817	133,786

		321,299

Wireless Telecommunication Services — 1.8%
Telephone & Data Systems, Inc.	5,118	185,374
T-Mobile US, Inc.*	2,747	191,246
United States Cellular Corp.*	3,139	180,744

		557,364

TOTAL COMMON STOCKS (Cost $28,945,870)		30,517,488

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(a)(b) (Cost $31,777)	31,777	31,777

Total Investments — 100.2% (Cost $28,977,647)		30,549,265
Liabilities in Excess of Other Assets — (0.2)%		(64,268)

Net Assets — 100.0%		30,484,997

Percentages indicated are based on net assets.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$30,549,265	$—	$—	$30,549,265

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 100.1%
Aerospace & Defense — 4.1%
Boeing Co. (The)	1,542	594,626
Harris Corp.	737	112,894
HEICO Corp.	935	79,007
Huntington Ingalls Industries, Inc.	377	77,832
L3 Technologies, Inc.	491	96,668
Lockheed Martin Corp.	804	232,911
Raytheon Co.	953	157,016
Teledyne Technologies, Inc.*	401	89,912

		1,440,866

Air Freight & Logistics — 0.2%
XPO Logistics, Inc.*	980	59,564

Airlines — 0.2%
United Continental Holdings, Inc.*	1,051	91,721

Auto Components — 0.2%
Gentex Corp.	3,658	77,476

Banks — 3.4%
Bank of America Corp.	16,820	478,865
Comerica, Inc.	1,221	96,142
Commerce Bancshares, Inc.	594	35,521
First Republic Bank	815	78,754
Popular, Inc. (Puerto Rico)	1,000	54,610
SVB Financial Group*	380	88,684
TCF Financial Corp.	3,464	76,762
US Bancorp	3,893	199,166
Zions Bancorp NA	1,745	83,045

		1,191,549

Beverages — 1.1%
Coca-Cola Co. (The)	2,684	129,181
Constellation Brands, Inc., Class A	714	123,993
Monster Beverage Corp.*	2,111	120,834

		374,008

Biotechnology — 1.5%
AbbVie, Inc.	4,149	333,123
Agios Pharmaceuticals, Inc.*	404	21,654
Neurocrine Biosciences, Inc.*	857	75,605
Sarepta Therapeutics, Inc.*	712	99,474

		529,856

Building Products — 0.1%
Lennox International, Inc.	114	26,138

Capital Markets — 3.1%
CME Group, Inc.	1,251	228,032
E*TRADE Financial Corp.	1,790	83,521
FactSet Research Systems, Inc.	140	30,608
Interactive Brokers Group, Inc., Class A	1,386	69,854
LPL Financial Holdings, Inc.	1,240	87,259
MarketAxess Holdings, Inc.	182	39,088
Moody’s Corp.	824	130,612
MSCI, Inc.	646	109,995
S&P Global, Inc.	985	188,775
SEI Investments Co.	714	33,944
T. Rowe Price Group, Inc.	1,036	96,825

		1,098,513

Chemicals — 1.9%
Ashland Global Holdings, Inc.	843	63,984
CF Industries Holdings, Inc.	2,252	98,300
Eastman Chemical Co.	325	26,201
Ecolab, Inc.	1,074	169,875
FMC Corp.	1,023	81,635
LyondellBasell Industries NV, Class A	437	38,006
Mosaic Co. (The)	2,840	91,675
Platform Specialty Products Corp.*	3,218	36,170
RPM International, Inc.	1,223	69,907

		675,753

Commercial Services & Supplies — 1.6%
Cintas Corp.	581	108,943
Copart, Inc.*	1,707	86,426
Republic Services, Inc.	1,456	111,690
Rollins, Inc.	2,032	75,672
Waste Management, Inc.	1,802	172,397

		555,128

Communications Equipment — 2.3%
Arista Networks, Inc.*	389	83,549
Cisco Systems, Inc.	8,467	400,405
F5 Networks, Inc.*	561	90,293
Motorola Solutions, Inc.	942	110,129
Palo Alto Networks, Inc.*	559	120,084

		804,460

Consumer Finance — 0.7%
American Express Co.	1,837	188,660
Credit Acceptance Corp.*	161	64,081

		252,741

Containers & Packaging — 0.3%
AptarGroup, Inc.	372	36,873
Avery Dennison Corp.	810	84,604

		121,477

Distributors — 0.2%
Pool Corp.	534	80,052

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	724	83,832
frontdoor, Inc.*	454	13,493
Graham Holdings Co., Class B	35	23,275
Service Corp. International	828	35,538
ServiceMaster Global Holdings, Inc.*	1,109	43,240

		199,378

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B*	3,255	669,033

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	11,438	629,776

Electric Utilities — 1.7%
American Electric Power Co., Inc.	1,081	85,529
Avangrid, Inc.	1,353	67,474
Exelon Corp.	3,441	164,342
NextEra Energy, Inc.	1,576	282,073
OGE Energy Corp.	117	4,791

		604,209

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	755	62,869
Dolby Laboratories, Inc., Class A	649	41,945
FLIR Systems, Inc.	1,572	76,839
Keysight Technologies, Inc.*	1,611	119,246
Zebra Technologies Corp., Class A*	525	91,140

		392,039

Entertainment — 3.0%
Activision Blizzard, Inc.	2,767	130,713
Electronic Arts, Inc.*	1,199	110,596
Live Nation Entertainment, Inc.*	1,615	86,419
Netflix, Inc.*	1,272	431,844
Take-Two Interactive Software, Inc.*	861	90,878
Twenty-First Century Fox, Inc., Class A	4,027	198,571

		1,049,021

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	758	99,836
CoreSite Realty Corp.	319	31,514
CyrusOne, Inc.	966	52,357
Equity LifeStyle Properties, Inc.	425	44,999
Life Storage, Inc.	514	50,511
Medical Properties Trust, Inc.	4,325	78,715
National Retail Properties, Inc.	1,325	69,841
Omega Healthcare Investors, Inc.	2,359	94,808
Prologis, Inc.	2,607	180,300
Realty Income Corp.	1,546	106,195
STORE Capital Corp.	2,158	69,747

		878,823

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	1,108	237,810
Sysco Corp.	2,220	141,747

		379,557

Food Products — 1.2%
Archer-Daniels-Midland Co.	2,927	131,422
Hormel Foods Corp.	2,246	95,051
Lamb Weston Holdings, Inc.	1,287	93,050
McCormick & Co., Inc. (Non-Voting)	774	95,698

		415,221

Gas Utilities — 0.3%
Atmos Energy Corp.	943	92,065

Health Care Equipment & Supplies — 4.2%
ABIOMED, Inc.*	297	104,268
Becton Dickinson and Co.	939	234,243
Boston Scientific Corp.*	4,837	184,532
DexCom, Inc.*	763	107,606
Hill-Rom Holdings, Inc.	536	53,611
ICU Medical, Inc.*	294	73,147
IDEXX Laboratories, Inc.*	519	110,433
Insulet Corp.*	507	41,163
Intuitive Surgical, Inc.*	413	216,263
Penumbra, Inc.*	306	44,526
ResMed, Inc.	983	93,552
STERIS plc	539	61,478
Teleflex, Inc.	357	97,640
West Pharmaceutical Services, Inc.	387	41,900

		1,464,362

Health Care Providers & Services — 5.0%
Anthem, Inc.	875	265,125
Centene Corp.*	1,002	130,831
Chemed Corp.	262	78,060
Encompass Health Corp.	1,185	79,206
HCA Healthcare, Inc.	1,170	163,133
Humana, Inc.	557	172,108
Molina Healthcare, Inc.*	661	87,900
UnitedHealth Group, Inc.	2,527	682,795
WellCare Health Plans, Inc.*	380	105,062

		1,764,220

Health Care Technology — 0.3%
Veeva Systems, Inc., Class A*	1,038	113,204

Hotels, Restaurants & Leisure — 3.1%
Choice Hotels International, Inc.	511	40,451
Darden Restaurants, Inc.	948	99,474
Domino’s Pizza, Inc.	358	101,575
Hilton Worldwide Holdings, Inc.	1,385	103,155
Hyatt Hotels Corp., Class A	994	69,491
McDonald’s Corp.	2,230	398,679
Vail Resorts, Inc.	353	66,456
Wendy’s Co. (The)	4,034	69,869
Yum China Holdings, Inc. (China)	2,722	99,217
Yum! Brands, Inc.	578	54,320

		1,102,687

Household Durables — 0.2%
PulteGroup, Inc.	2,670	74,253

Household Products — 0.3%
Church & Dwight Co., Inc.	1,677	108,351

Independent Power and Renewable Electricity Producers — 0.6%
NRG Energy, Inc.	2,563	104,852
Vistra Energy Corp.*	4,000	100,440

		205,292

Insurance — 3.3%
American Financial Group, Inc.	789	75,263
Aon plc	1,026	160,292
Arthur J Gallagher & Co.	1,367	102,129
Brown & Brown, Inc.	2,833	76,944
CNA Financial Corp.	697	31,964
Fidelity National Financial, Inc.	665	24,046
First American Financial Corp.	1,467	73,467
Hanover Insurance Group, Inc. (The)	156	17,790
Markel Corp.*	8	8,428
Marsh & McLennan Cos., Inc.	1,914	168,796
Old Republic International Corp.	1,624	32,724
Progressive Corp. (The)	2,509	168,831
Reinsurance Group of America, Inc.	552	79,736
Torchmark Corp.	111	9,297
Travelers Cos., Inc. (The)	1,101	138,220

		1,167,927

Interactive Media & Services — 2.7%
Alphabet, Inc., Class A*	581	654,142
IAC/InterActiveCorp*	578	122,120
Match Group, Inc.	1,750	93,607
TripAdvisor, Inc.*	1,365	78,324

		948,193

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.*	382	656,555
GrubHub, Inc.*	763	61,345
Wayfair, Inc., Class A*	723	79,140

		797,040

IT Services — 9.2%
Automatic Data Processing, Inc.	1,572	219,828
Booz Allen Hamilton Holding Corp.	1,727	84,848
Broadridge Financial Solutions, Inc.	861	86,815
Cognizant Technology Solutions Corp., Class A	847	59,019
EPAM Systems, Inc.*	631	89,274
Fidelity National Information Services, Inc.	460	48,084
Fiserv, Inc.*	1,885	156,323
GoDaddy, Inc., Class A*	1,348	92,513
Jack Henry & Associates, Inc.	679	90,680
Leidos Holdings, Inc.	187	10,846
Mastercard, Inc., Class A	2,647	558,861
Okta, Inc.*	1,326	109,302
PayPal Holdings, Inc.*	3,680	326,637
Square, Inc., Class A*	1,591	113,518
Total System Services, Inc.	1,246	111,654
Twilio, Inc., Class A*	933	103,862
VeriSign, Inc.*	715	121,028
Visa, Inc., Class A	4,897	661,144
WEX, Inc.*	511	82,440
Worldpay, Inc., Class A*	1,126	93,998

		3,220,674

Leisure Products — 0.2%
Hasbro, Inc.	809	73,263

Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories, Inc., Class A*	288	71,963
Bio-Techne Corp.	277	48,325
Bruker Corp.	598	20,966
Illumina, Inc.*	247	69,108
IQVIA Holdings, Inc.*	533	68,762

		279,124

Machinery — 0.2%
Wabtec Corp.	189	13,071
Xylem, Inc.	1,026	73,113

		86,184

Media — 0.1%
Cable One, Inc.	27	23,877

Metals & Mining — 0.1%
Southern Copper Corp. (Peru)	1,531	51,472

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Chimera Investment Corp.	3,270	62,228
Two Harbors Investment Corp.	954	13,919

		76,147

Multiline Retail — 0.3%
Kohl’s Corp.	1,393	95,685

Multi-Utilities — 0.6%
DTE Energy Co.	795	93,611
NiSource, Inc.	3,055	83,341
Vectren Corp.	395	28,590

		205,542

Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	3,220	369,173
ConocoPhillips	1,291	87,388
Continental Resources, Inc.*	1,288	59,467
Diamondback Energy, Inc.	798	82,290
EOG Resources, Inc.	1,659	164,573
HollyFrontier Corp.	1,529	86,144
Marathon Petroleum Corp.	2,754	182,480
Occidental Petroleum Corp.	2,625	175,297
ONEOK, Inc.	2,008	128,934
PBF Energy, Inc., Class A	1,789	65,513
Phillips 66	1,667	159,048
Targa Resources Corp.	1,738	74,751
Valero Energy Corp.	1,741	152,895
WPX Energy, Inc.*	4,942	60,589

		1,848,542

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	1,024	139,694
Herbalife Nutrition Ltd.*	1,111	66,327
Nu Skin Enterprises, Inc., Class A	1,017	66,766

		272,787

Pharmaceuticals — 2.0%
Merck & Co., Inc.	7,388	549,889
Zoetis, Inc.	1,856	159,913

		709,802

Professional Services — 1.0%
CoStar Group, Inc.*	269	105,109
Robert Half International, Inc.	1,294	83,372
TransUnion	940	57,171
Verisk Analytics, Inc.*	973	114,240

		359,892

Road & Rail — 1.0%
JB Hunt Transport Services, Inc.	784	83,919
Norfolk Southern Corp.	1,091	183,004
Old Dominion Freight Line, Inc.	623	84,685

		351,608

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*	5,653	137,990
First Solar, Inc.*	449	22,715
KLA-Tencor Corp.	613	65,327
Micron Technology, Inc.*	4,103	156,817
Texas Instruments, Inc.	2,747	276,568

		659,417

Software — 10.1%
2U, Inc.*	872	49,573
Adobe, Inc.*	1,513	374,952
ANSYS, Inc.*	624	102,554
Aspen Technology, Inc.*	628	60,684
Atlassian Corp. plc, Class A*	1,096	107,846
Autodesk, Inc.*	416	61,235
Cadence Design Systems, Inc.*	2,180	104,705
Citrix Systems, Inc.	986	101,104
Fair Isaac Corp.*	280	63,056
Fortinet, Inc.*	1,309	100,230

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Software — continued
Intuit, Inc.	936	202,008
Microsoft Corp.	6,406	668,979
Nutanix, Inc., Class A*	1,643	84,171
Paycom Software, Inc.*	621	92,057
PTC, Inc.*	1,064	90,217
RealPage, Inc.*	1,057	58,949
Red Hat, Inc.*	836	148,674
RingCentral, Inc., Class A*	1,035	95,675
salesforce.com, Inc.*	2,300	349,531
ServiceNow, Inc.*	824	181,297
SS&C Technologies Holdings, Inc.	424	21,832
Synopsys, Inc.*	1,092	101,938
Tableau Software, Inc., Class A*	745	95,241
VMware, Inc., Class A	600	90,642
Workday, Inc., Class A*	162	29,408
Zendesk, Inc.*	1,453	98,121

		3,534,679

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	572	91,062
Best Buy Co., Inc.	1,576	93,362
Burlington Stores, Inc.*	593	101,824
Home Depot, Inc. (The)	3,086	566,374
Ross Stores, Inc.	298	27,452
TJX Cos., Inc. (The)	4,528	225,178
Urban Outfitters, Inc.*	1,847	59,658

		1,164,910

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	3,385	563,399
NetApp, Inc.	1,548	98,716

		662,115

Textiles, Apparel & Luxury Goods — 2.6%
Columbia Sportswear Co.	850	75,811
Lululemon Athletica, Inc.*	772	114,109
NIKE, Inc., Class B	4,092	335,053
PVH Corp.	643	70,158
Ralph Lauren Corp.	673	78,162
Under Armour, Inc., Class A*	3,428	71,097
Under Armour, Inc., Class C*	3,645	69,036
VF Corp.	1,156	97,301

		910,727

Trading Companies & Distributors — 0.3%
WW Grainger, Inc.	332	98,069

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	1,246	45,130

TOTAL COMMON STOCKS (Cost $32,603,729)		35,163,599

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(a)(b) (Cost $26,616)	26,616	26,616

Total Investments — 100.2% (Cost $32,630,345)		35,190,215
Liabilities in Excess of Other Assets — (0.2%)		(62,267)

Net Assets — 100.0%		35,127,948

Percentages indicated are based on net assets.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$35,190,215	$—	$—	$35,190,215

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 100.0%
Aerospace & Defense — 2.2%
Boeing Co. (The)	1,698	654,783
Raytheon Co.	1,208	199,030
Spirit AeroSystems Holdings, Inc., Class A	43	3,586

		857,399

Banks — 0.9%
Bank of Hawaii Corp.	878	67,896
Commerce Bancshares, Inc.	1,141	68,232
US Bancorp	4,663	238,559

		374,687

Beverages — 2.7%
Brown-Forman Corp., Class B	1,673	79,049
Coca-Cola Co. (The)	8,749	421,089
Monster Beverage Corp.*	1,960	112,191
PepsiCo, Inc.	3,949	444,934

		1,057,263

Biotechnology — 4.7%
AbbVie, Inc.	5,178	415,742
Amgen, Inc.	2,205	412,578
Biogen, Inc.*	816	272,364
Gilead Sciences, Inc.	3,867	270,729
Ionis Pharmaceuticals, Inc.*	1,234	71,572
Regeneron Pharmaceuticals, Inc.*	309	132,644
United Therapeutics Corp.*	621	71,620
Vertex Pharmaceuticals, Inc.*	1,175	224,319

		1,871,568

Building Products — 0.2%
Allegion plc	455	39,066
AO Smith Corp.	850	40,681

		79,747

Capital Markets — 2.0%
Cboe Global Markets, Inc.	875	81,611
Eaton Vance Corp.	980	37,750
FactSet Research Systems, Inc.	450	98,384
Franklin Resources, Inc.	1,895	56,111
MSCI, Inc.	519	88,370
Nasdaq, Inc.	858	75,538
S&P Global, Inc.	1,093	209,474
SEI Investments Co.	1,326	63,038
T. Rowe Price Group, Inc.	1,081	101,030

		811,306

Chemicals — 2.1%
Air Products & Chemicals, Inc.	964	158,472
Linde plc (United Kingdom)	2,083	339,550
LyondellBasell Industries NV, Class A	1,564	136,021
NewMarket Corp.	141	56,554
PPG Industries, Inc.	1,219	128,531

		819,128

Commercial Services & Supplies — 0.2%
Copart, Inc.*	1,842	93,260

Communications Equipment — 2.8%
Cisco Systems, Inc.	14,636	692,136
F5 Networks, Inc.*	605	97,375
Juniper Networks, Inc.	3,602	93,436
Palo Alto Networks, Inc.*	608	130,611
Ubiquiti Networks, Inc.(a)	783	84,728

		1,098,286

Consumer Finance — 0.7%
American Express Co.	2,602	267,225

Diversified Consumer Services — 0.2%
H&R Block, Inc.	3,572	84,264

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B*	3,717	763,992

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	10,851	326,181
Verizon Communications, Inc.	8,308	457,439

		783,620

Electric Utilities — 1.0%
NextEra Energy, Inc.	1,400	250,572
PG&E Corp.*	2,834	36,842
Pinnacle West Capital Corp.	1,221	107,595

		395,009

Electrical Equipment — 0.8%
Emerson Electric Co.	2,738	179,257
Rockwell Automation, Inc.	801	135,785

		315,042

Electronic Equipment, Instruments & Components — 0.2%
Dolby Laboratories, Inc., Class A	1,323	85,506

Energy Equipment & Services — 0.7%
Halliburton Co.	1,022	32,050
RPC, Inc.(a)	3,760	40,571
Schlumberger Ltd.	4,273	188,909

		261,530

Entertainment — 0.3%
Electronic Arts, Inc.*	332	30,624
Walt Disney Co. (The)	726	80,963

		111,587

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.	1,303	225,211
Camden Property Trust	606	58,752
Equity LifeStyle Properties, Inc.	1,063	112,550
Equity Residential	1,263	91,643
Federal Realty Investment Trust	580	76,891
Gaming and Leisure Properties, Inc.	2,943	110,362
Lamar Advertising Co., Class A	1,090	81,150
Public Storage	592	125,812
Simon Property Group, Inc.	1,191	216,905
Taubman Centers, Inc.	327	16,285
Weingarten Realty Investors	1,235	35,432

		1,150,993

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	1,520	326,238
Walmart, Inc.	4,680	448,484

		774,722

Food Products — 0.5%
Hershey Co. (The)	858	91,034
Hormel Foods Corp.	2,067	87,475

		178,509

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Gas Utilities — 0.5%
National Fuel Gas Co.	1,715	98,270
UGI Corp.	1,867	106,475

		204,745

Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp.*	1,101	187,633
IDEXX Laboratories, Inc.*	562	119,582
Intuitive Surgical, Inc.*	458	239,827
ResMed, Inc.	1,042	99,167
Varian Medical Systems, Inc.*	875	115,526

		761,735

Health Care Providers & Services — 0.1%
Premier, Inc., Class A*	774	30,797

Health Care Technology — 0.3%
Cerner Corp.*	1,864	102,352

Hotels, Restaurants & Leisure — 3.2%
Choice Hotels International, Inc.	327	25,885
Las Vegas Sands Corp.	1,917	111,876
Marriott International, Inc., Class A	1,513	173,284
McDonald’s Corp.	2,245	401,361
Six Flags Entertainment Corp.	1,332	82,038
Starbucks Corp.	4,651	316,919
Vail Resorts, Inc.	248	46,689
Yum! Brands, Inc.	1,284	120,670

		1,278,722

Household Durables — 0.1%
Leggett & Platt, Inc.	1,176	48,169

Household Products — 1.8%
Church & Dwight Co., Inc.	1,079	69,714
Clorox Co. (The)	756	112,175
Colgate-Palmolive Co.	3,120	201,801
Kimberly-Clark Corp.	1,428	159,051
Procter & Gamble Co. (The)	1,742	168,051

		710,792

Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc.	2,947	120,562

Industrial Conglomerates — 1.8%
3M Co.	1,797	359,939
Honeywell International, Inc.	2,454	352,468

		712,407

Insurance — 5.4%
Aflac, Inc.	3,941	187,986
Allstate Corp. (The)	1,782	156,584
American Financial Group, Inc.	853	81,368
Aon plc	1,177	183,883
Arch Capital Group Ltd.*	2,924	85,819
Arthur J Gallagher & Co.	1,559	116,473
Brown & Brown, Inc.	3,355	91,122
Chubb Ltd.	1,316	175,094
Cincinnati Financial Corp.	1,170	94,910
Erie Indemnity Co., Class A	433	63,382
Markel Corp.*	65	68,478
Marsh & McLennan Cos., Inc.	2,362	208,305
Old Republic International Corp.	2,420	48,763
Progressive Corp. (The)	2,831	190,498
Reinsurance Group of America, Inc.	369	53,302
Torchmark Corp.	1,228	102,857
Travelers Cos., Inc. (The)	1,211	152,029
WR Berkley Corp.	1,293	99,419

		2,160,272

Interactive Media & Services — 3.8%
Alphabet, Inc., Class A*	677	762,228
Facebook, Inc., Class A*	4,019	669,927
TripAdvisor, Inc.*	1,556	89,283

		1,521,438

Internet & Direct Marketing Retail — 1.1%
Booking Holdings, Inc.*	178	326,240
eBay, Inc.*	3,740	125,851

		452,091

IT Services — 8.2%
Accenture plc, Class A	2,335	358,539
Akamai Technologies, Inc.*	999	65,035
Automatic Data Processing, Inc.	1,766	246,958
Broadridge Financial Solutions, Inc.	939	94,679
Cognizant Technology Solutions Corp., Class A	2,452	170,855
Fiserv, Inc.*	2,139	177,387
International Business Machines Corp.	2,402	322,877
Jack Henry & Associates, Inc.	733	97,892
Mastercard, Inc., Class A	2,920	616,500
Paychex, Inc.	2,003	141,812
VeriSign, Inc.*	817	138,294
Visa, Inc., Class A	5,480	739,855
Western Union Co. (The)	5,337	97,400

		3,268,083

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	1,672	127,156
Bio-Techne Corp.	378	65,946
Mettler-Toledo International, Inc.*	176	112,316
Waters Corp.*	625	144,512

		449,930

Machinery — 1.9%
Allison Transmission Holdings, Inc.	1,983	96,513
Donaldson Co., Inc.	1,445	68,320
Graco, Inc.	2,216	96,019
IDEX Corp.	751	103,533
Illinois Tool Works, Inc.	1,530	210,084
Lincoln Electric Holdings, Inc.	936	80,908
Toro Co. (The)	1,465	87,167

		742,544

Media — 0.6%
Cable One, Inc.	48	42,448
Omnicom Group, Inc.	1,616	125,854
Sirius XM Holdings, Inc.(a)	14,283	83,270

		251,572

Metals & Mining — 0.3%
Newmont Mining Corp.	2,409	82,171
Southern Copper Corp. (Peru)	1,234	41,487

		123,658

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
AGNC Investment Corp.	6,027	107,944
Annaly Capital Management, Inc.	11,850	123,714
Chimera Investment Corp.	4,736	90,126
MFA Financial, Inc.	7,807	57,225
New Residential Investment Corp.	3,289	55,847
Starwood Property Trust, Inc.	2,286	50,475
Two Harbors Investment Corp.	6,311	92,078

		577,409

Multiline Retail — 0.7%
Kohl’s Corp.	417	28,644
Nordstrom, Inc.	1,642	76,205
Target Corp.	2,431	177,463

		282,312

Multi-Utilities — 1.3%
Ameren Corp.	1,762	122,177
CenterPoint Energy, Inc.	3,525	108,993
CMS Energy Corp.	2,368	123,467
WEC Energy Group, Inc.	2,023	147,740

		502,377

Oil, Gas & Consumable Fuels — 4.6%
Cabot Oil & Gas Corp.	4,484	111,876
Chevron Corp.	3,459	396,574
ConocoPhillips	4,503	304,808
Exxon Mobil Corp.	7,491	548,941
Marathon Petroleum Corp.	2,224	147,362
Occidental Petroleum Corp.	2,965	198,003
Phillips 66	1,454	138,726

		1,846,290

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	380	51,839
Nu Skin Enterprises, Inc., Class A	424	27,836

		79,675

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	5,028	248,233
Eli Lilly & Co.	2,811	336,927
Johnson & Johnson	5,523	735,001
Merck & Co., Inc.	8,161	607,423
Nektar Therapeutics*	351	14,861
Pfizer, Inc.	16,765	711,674
Zoetis, Inc.	201	17,318

		2,671,437

Professional Services — 0.3%
Robert Half International, Inc.	1,389	89,493
Verisk Analytics, Inc.*	354	41,563

		131,056

Road & Rail — 1.2%
Landstar System, Inc.	789	80,147
Union Pacific Corp.	2,564	407,855

		488,002

Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	11,935	562,377
KLA-Tencor Corp.	1,254	133,639
Lam Research Corp.	831	140,921
Maxim Integrated Products, Inc.	2,152	116,789
NVIDIA Corp.	1,895	272,406
NXP Semiconductors NV (Netherlands)	877	76,325
Teradyne, Inc.	2,522	90,767
Texas Instruments, Inc.	3,565	358,924
Versum Materials, Inc.	483	17,760
Xilinx, Inc.	1,605	179,664

		1,949,572

Software — 5.4%
Adobe, Inc.*	1,670	413,860
Atlassian Corp. plc, Class A*	1,087	106,961
Cadence Design Systems, Inc.*	2,415	115,993
Citrix Systems, Inc.	1,134	116,280
Intuit, Inc.	1,071	231,143
Manhattan Associates, Inc.*	1,626	79,300
Microsoft Corp.	7,314	763,801
Red Hat, Inc.*	960	170,726
Teradata Corp.*	1,472	65,327
VMware, Inc., Class A	684	103,332

		2,166,723

Specialty Retail — 4.8%
Burlington Stores, Inc.*	681	116,935
Foot Locker, Inc.	1,619	90,486
Home Depot, Inc. (The)	3,661	671,903
Lowe’s Cos., Inc.	2,833	272,421
O’Reilly Automotive, Inc.*	457	157,510
Ross Stores, Inc.	1,970	181,477
Tiffany & Co.	921	81,720
TJX Cos., Inc. (The)	4,962	246,760
Tractor Supply Co.	325	27,755
Williams-Sonoma, Inc.(a)	1,235	67,221

		1,914,188

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	4,543	756,137

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.*	1,060	45,029
Carter’s, Inc.	482	39,958
NIKE, Inc., Class B	4,473	366,249
VF Corp.	1,316	110,768

		562,004

Tobacco — 1.2%
Altria Group, Inc.	5,709	281,739
Philip Morris International, Inc.	2,683	205,840

		487,579

Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	926	77,312
Watsco, Inc.	503	74,182
WW Grainger, Inc.	359	106,045

		257,539

TOTAL COMMON STOCKS (Cost $37,697,035)		39,846,812

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(b)(c) (Cost $36,591)	36,591	36,591
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(b)(c)(Cost $259,962)	259,962	259,962

Total Investments — 100.8% (Cost $37,993,588)		40,143,365
Liabilities in Excess of Other Assets — (0.8)%		(320,539)

Net Assets — 100.0%		39,822,826

Percentages indicated are based on net assets.

Abbreviations

MSCI	Morgan Stanley Capital International

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $251,981.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$40,143,365	$—	$—	$40,143,365

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 100.0%
Aerospace & Defense — 1.5%
Harris Corp.	1,196	183,203
L3 Technologies, Inc.	864	170,104
Textron, Inc.	693	36,889
United Technologies Corp.	3,571	421,628

		811,824

Airlines — 1.3%
Alaska Air Group, Inc.	1,592	101,808
Copa Holdings SA, Class A (Panama)	1,457	138,197
Delta Air Lines, Inc.	4,393	217,146
JetBlue Airways Corp.*	5,989	107,742
Southwest Airlines Co.	2,844	161,425

		726,318

Auto Components — 0.6%
Gentex Corp.	5,760	121,997
Goodyear Tire & Rubber Co. (The)	3,286	69,630
Lear Corp.	829	127,608

		319,235

Automobiles — 0.8%
Ford Motor Co.	27,515	242,132
Harley-Davidson, Inc.	3,317	122,264
Thor Industries, Inc.	1,022	66,553

		430,949

Banks — 6.0%
Associated Banc-Corp.	4,210	91,147
Bank of America Corp.	3,554	101,182
Bank OZK	2,704	82,039
BB&T Corp.	5,532	269,962
BOK Financial Corp.	496	41,223
Citizens Financial Group, Inc.	3,470	117,702
Cullen/Frost Bankers, Inc.	362	35,215
Fifth Third Bancorp	6,655	178,487
FNB Corp.	6,111	71,193
Huntington Bancshares, Inc.	10,348	137,008
PacWest Bancorp	2,799	108,013
People’s United Financial, Inc.	7,092	116,167
PNC Financial Services Group, Inc. (The)	2,809	344,580
Popular, Inc. (Puerto Rico)	2,551	139,310
Regions Financial Corp.	11,014	167,082
SunTrust Banks, Inc.	3,647	216,705
Umpqua Holdings Corp.	3,258	57,602
Wells Fargo & Co.	20,089	982,553

		3,257,170

Beverages — 0.5%
Keurig Dr Pepper, Inc.	4,426	120,476
Molson Coors Brewing Co., Class B	2,408	160,397

		280,873

Biotechnology — 1.4%
Amgen, Inc.	1,880	351,767
Gilead Sciences, Inc.	5,558	389,115

		740,882

Building Products — 0.7%
Johnson Controls International plc	6,920	233,688
Owens Corning	2,591	135,743

		369,431

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	6,129	320,669
Goldman Sachs Group, Inc. (The)	1,970	390,080
Invesco Ltd.	7,570	137,926
Legg Mason, Inc.	4,009	119,468

		968,143

Chemicals — 1.3%
CF Industries Holdings, Inc.	1,726	75,340
Chemours Co. (The)	2,363	84,477
Eastman Chemical Co.	1,760	141,891
Huntsman Corp.	4,731	103,940
LyondellBasell Industries NV, Class A	2,318	201,597
Olin Corp.	3,820	90,190

		697,435

Commercial Services & Supplies — 0.6%
ADT, Inc.(a)	7,861	56,756
KAR Auction Services, Inc.	1,550	80,616
Republic Services, Inc.	2,324	178,274

		315,646

Communications Equipment — 2.3%
ARRIS International plc*	2,711	85,098
Cisco Systems, Inc.	20,431	966,182
CommScope Holding Co., Inc.*	2,591	54,178
Juniper Networks, Inc.	5,291	137,249

		1,242,707

Construction & Engineering — 0.3%
AECOM*	3,881	118,797
Arcosa, Inc.	1,248	36,729

		155,526

Construction Materials — 0.1%
Eagle Materials, Inc.	944	67,024

Consumer Finance — 0.9%
Ally Financial, Inc.	4,108	107,055
Capital One Financial Corp.	3,256	262,401
Navient Corp.	9,730	110,922

		480,378

Containers & Packaging — 1.6%
Bemis Co., Inc.	2,674	130,598
Graphic Packaging Holding Co.	8,679	104,756
International Paper Co.	2,710	128,535
Packaging Corp. of America	1,534	144,687
Silgan Holdings, Inc.	3,573	98,686
Sonoco Products Co.	2,359	135,831
Westrock Co.	3,397	138,292

		881,385

Distributors — 0.3%
Genuine Parts Co.	1,636	163,306

Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	123	81,795
H&R Block, Inc.	3,006	70,912

		152,707

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	17,122	514,687
CenturyLink, Inc.	5,543	84,919
Verizon Communications, Inc.	8,848	487,171

		1,086,777

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Electric Utilities — 2.5%
Avangrid, Inc.	2,112	105,325
Duke Energy Corp.	3,878	340,411
Exelon Corp.	6,323	301,987
Hawaiian Electric Industries, Inc.	2,227	82,822
OGE Energy Corp.	3,649	149,427
Pinnacle West Capital Corp.	479	42,209
PPL Corp.	6,566	205,647
Southern Co. (The)	3,182	154,645

		1,382,473

Electrical Equipment — 1.5%
Eaton Corp. plc	3,211	244,839
Emerson Electric Co.	4,049	265,088
Hubbell, Inc.	1,244	136,007
nVent Electric plc (United Kingdom)	2,661	66,578
Regal Beloit Corp.	1,623	124,581

		837,093

Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.*	818	62,127
CDW Corp.	1,203	100,174
Corning, Inc.	6,626	220,381

		382,682

Energy Equipment & Services — 0.2%
Helmerich & Payne, Inc.	1,368	76,595
Transocean Ltd.*	1,383	11,852

		88,447

Entertainment — 1.9%
Cinemark Holdings, Inc.	2,058	84,213
Lions Gate Entertainment Corp., Class A	2,704	49,672
Viacom, Inc., Class B	5,068	149,101
Walt Disney Co. (The)	6,876	766,812

		1,049,798

Equity Real Estate Investment Trusts (REITs) — 2.8%
Apple Hospitality REIT, Inc.	4,595	75,404
Brandywine Realty Trust	5,336	80,307
Brixmor Property Group, Inc.	4,459	76,383
Colony Capital, Inc.	5,811	35,273
Columbia Property Trust, Inc.	2,275	50,209
EPR Properties	1,307	95,489
Hospitality Properties Trust	4,310	114,905
Kimco Realty Corp.	8,052	136,964
Medical Properties Trust, Inc.	8,493	154,573
Omega Healthcare Investors, Inc.	4,004	160,921
Park Hotels & Resorts, Inc.	4,577	137,630
Retail Properties of America, Inc., Class A	5,909	74,690
Senior Housing Properties Trust	8,328	114,676
Ventas, Inc.	2,652	171,027
Weingarten Realty Investors	1,159	33,252

		1,511,703

Food & Staples Retailing — 0.6%
Walgreens Boots Alliance, Inc.	4,591	331,746

Food Products — 2.1%
Archer-Daniels-Midland Co.	4,557	204,609
Flowers Foods, Inc.	6,204	121,971
General Mills, Inc.	4,910	218,201
Ingredion, Inc.	640	63,360
JM Smucker Co. (The)	1,514	158,788
Kraft Heinz Co. (The)	2,684	128,993
Pilgrim’s Pride Corp.*	2,630	53,284
Tyson Foods, Inc., Class A	3,048	188,732

		1,137,938

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	2,370	172,963
Baxter International, Inc.	3,274	237,332
Becton Dickinson and Co.	1,261	314,569
DENTSPLY SIRONA, Inc.	397	16,654
Hill-Rom Holdings, Inc.	1,126	112,622
Medtronic plc	5,692	503,116
Zimmer Biomet Holdings, Inc.	1,244	136,293

		1,493,549

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	595	49,605
Anthem, Inc.	1,429	432,987
Cardinal Health, Inc.	2,495	124,675
Cigna Corp.	2,023	404,216
CVS Health Corp.	6,539	428,631
McKesson Corp.	1,156	148,257
MEDNAX, Inc.*	1,339	48,351
Premier, Inc., Class A*	1,078	42,894
Quest Diagnostics, Inc.	1,499	130,938
UnitedHealth Group, Inc.	3,297	890,849
Universal Health Services, Inc., Class B	1,155	153,072

		2,854,475

Health Care Technology — 0.2%
Cerner Corp.*	2,037	111,852

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	3,355	193,181
Las Vegas Sands Corp.	3,478	202,976
MGM Resorts International	3,831	112,785
Royal Caribbean Cruises Ltd.	1,216	145,981
Wyndham Destinations, Inc.	3,103	130,760

		785,683

Household Durables — 1.3%
Garmin Ltd.	2,149	148,668
Leggett & Platt, Inc.	1,714	70,206
Lennar Corp., Class A	3,050	144,631
Newell Brands, Inc.	6,552	138,968
PulteGroup, Inc.	4,962	137,993
Toll Brothers, Inc.	2,210	81,637

		722,103

Household Products — 1.7%
Procter & Gamble Co. (The)	9,797	945,117

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	1,169	125,936

Insurance — 4.4%
Aflac, Inc.	4,458	212,647
Aspen Insurance Holdings Ltd. (Bermuda)	878	36,639

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Insurance — continued
Assurant, Inc.	928	89,450
Assured Guaranty Ltd.	3,387	137,377
Axis Capital Holdings Ltd.	2,148	115,025
Everest Re Group Ltd.	593	129,897
First American Financial Corp.	2,561	128,255
Lincoln National Corp.	2,476	144,821
Mercury General Corp.	1,923	99,419
MetLife, Inc.	6,244	285,163
Old Republic International Corp.	6,484	130,653
Principal Financial Group, Inc.	2,889	144,652
Prudential Financial, Inc.	2,793	257,347
Reinsurance Group of America, Inc.	1,003	144,883
Travelers Cos., Inc. (The)	1,910	239,781
Unum Group	3,038	105,601

		2,401,610

Internet & Direct Marketing Retail — 0.2%
Qurate Retail, Inc.*	5,496	119,538

IT Services — 2.7%
Akamai Technologies, Inc.*	1,732	112,753
Alliance Data Systems Corp.	461	81,869
Amdocs Ltd.	2,191	122,433
Cognizant Technology Solutions Corp., Class A	2,872	200,121
DXC Technology Co.	2,914	186,846
International Business Machines Corp.	4,575	614,971
Leidos Holdings, Inc.	2,358	136,764

		1,455,757

Machinery — 4.0%
AGCO Corp.	1,750	112,350
Allison Transmission Holdings, Inc.	2,833	137,882
Crane Co.	1,432	118,512
Cummins, Inc.	1,337	196,686
Dover Corp.	1,769	155,371
Ingersoll-Rand plc	2,064	206,483
Oshkosh Corp.	1,880	141,094
PACCAR, Inc.	3,180	208,354
Parker-Hannifin Corp.	1,121	184,752
Pentair plc	3,269	134,650
Snap-on, Inc.	903	149,889
Stanley Black & Decker, Inc.	1,257	158,935
Timken Co. (The)	3,091	131,646
Trinity Industries, Inc.	5,326	124,522

		2,161,126

Media — 3.5%
Charter Communications, Inc., Class A*	871	288,345
Comcast Corp., Class A	21,111	772,029
Discovery, Inc., Class A*(a)	3,602	102,225
DISH Network Corp., Class A*	4,336	132,985
Interpublic Group of Cos., Inc. (The)	5,711	129,925
John Wiley & Sons, Inc., Class A	1,841	95,327
Liberty Media Corp.-Liberty SiriusXM, Class C*	1,850	73,926
Omnicom Group, Inc.	2,202	171,492
Tribune Media Co., Class A	3,155	144,846

		1,911,100

Metals & Mining — 0.8%
Nucor Corp.	3,020	184,945
Reliance Steel & Aluminum Co.	1,625	133,055
Steel Dynamics, Inc.	3,174	116,136

		434,136

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
AGNC Investment Corp.	8,973	160,706
Annaly Capital Management, Inc.	17,380	181,447
Chimera Investment Corp.	7,006	133,324
MFA Financial, Inc.	18,350	134,506
New Residential Investment Corp.	8,524	144,738
Starwood Property Trust, Inc.	6,464	142,725
Two Harbors Investment Corp.	9,337	136,227

		1,033,673

Multiline Retail — 1.2%
Kohl’s Corp.	2,353	161,627
Macy’s, Inc.	4,527	119,060
Nordstrom, Inc.	2,336	108,414
Target Corp.	3,689	269,297

		658,398

Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	6,051	187,097
Consolidated Edison, Inc.	2,532	196,610

		383,707

Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	7,089	812,754
ConocoPhillips	862	58,349
Exxon Mobil Corp.	11,776	862,945
HollyFrontier Corp.	2,101	118,370
Kinder Morgan, Inc.	11,189	202,521
Marathon Petroleum Corp.	4,435	293,863
PBF Energy, Inc., Class A	2,744	100,485
Valero Energy Corp.	2,656	233,250

		2,682,537

Paper & Forest Products — 0.2%
Domtar Corp.	2,571	120,580

Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	781	51,273

Pharmaceuticals — 5.3%
Allergan plc	2,049	295,015
Johnson & Johnson	6,893	917,321
Merck & Co., Inc.	8,894	661,980
Pfizer, Inc.	24,525	1,041,086

		2,915,402

Professional Services — 0.4%
ManpowerGroup, Inc.	1,636	129,293
Nielsen Holdings plc	3,543	90,984

		220,277

Real Estate Management & Development — 0.1%
Realogy Holdings Corp.	2,222	39,440

Road & Rail — 1.8%
Genesee & Wyoming, Inc., Class A*	1,006	78,991
Kansas City Southern	1,427	150,905
Norfolk Southern Corp.	1,750	293,545
Ryder System, Inc.	2,201	127,460
Schneider National, Inc., Class B	1,411	29,970
Union Pacific Corp.	1,825	290,303

		971,174

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — 8.1%
Analog Devices, Inc.	2,245	221,941
Applied Materials, Inc.	5,800	226,664
Broadcom, Inc.	2,118	568,153
Cypress Semiconductor Corp.	4,698	65,161
Intel Corp.	20,485	965,253
KLA-Tencor Corp.	1,608	171,364
Lam Research Corp.	1,335	226,389
Marvell Technology Group Ltd.	4,809	89,111
Maxim Integrated Products, Inc.	3,015	163,624
Microchip Technology, Inc.	1,511	121,439
Micron Technology, Inc.*	5,419	207,114
MKS Instruments, Inc.	1,646	134,363
NXP Semiconductors NV (Netherlands)	2,579	224,450
ON Semiconductor Corp.*	4,518	90,541
Skyworks Solutions, Inc.	1,415	103,352
Teradyne, Inc.	3,228	116,176
Texas Instruments, Inc.	4,892	492,527
Xilinx, Inc.	2,234	250,074

		4,437,696

Software — 3.6%
LogMeIn, Inc.	865	80,462
Microsoft Corp.	10,229	1,068,215
Oracle Corp.	12,488	627,272
Symantec Corp.	7,643	160,656

		1,936,605

Specialty Retail — 1.6%
AutoNation, Inc.*	1,755	68,006
Best Buy Co., Inc.	2,452	145,256
Dick’s Sporting Goods, Inc.	3,438	121,396
Foot Locker, Inc.	2,276	127,206
Gap, Inc. (The)	4,549	115,727
L Brands, Inc.	3,061	85,218
Penske Automotive Group, Inc.	2,741	128,498
Williams-Sonoma, Inc.(a)	1,416	77,073

		868,380

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	5,236	871,480
Dell Technologies, Inc., Class C*	994	48,289
Hewlett Packard Enterprise Co.	13,158	205,133
HP, Inc.	11,142	245,458
NetApp, Inc.	2,407	153,494
Western Digital Corp.	3,646	164,034
Xerox Corp.	5,029	141,868

		1,829,756

Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.*	1,890	80,287
Hanesbrands, Inc.	3,521	52,780
PVH Corp.	1,002	109,328
Ralph Lauren Corp.	1,068	124,037
Tapestry, Inc.	3,391	131,266

		497,698

Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	11,224	130,423

Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co., Inc., Class A	1,457	121,645
WESCO International, Inc.*	2,310	121,044

		242,689

Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	3,026	130,632

TOTAL COMMON STOCKS (Cost $52,361,414)		54,541,918

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(b)(c)(Cost $62,734)	62,734	62,734

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(b)(c)(Cost $175,108)	175,108	175,108

Total Investments — 100.4% (Cost $52,599,256)		54,779,760
Liabilities in Excess of Other Assets — (0.4)%		(206,586)

Net Assets — 100.0%		54,573,174

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $175,606.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2– Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$54,779,760	$–	$–	$54,779,760

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 60.9%
Aerospace & Defense — 1.9%
Boeing Co. (The)	817	315,052
Esterline Technologies Corp.*	23,555	2,866,643
Spirit AeroSystems Holdings, Inc., Class A	5,600	467,040

		3,648,735

Air Freight & Logistics — 0.3%
Ceva Logistics AG (Switzerland)*	19,427	588,016

Airlines — 0.2%
Alaska Air Group, Inc.	4,666	298,391

Auto Components — 0.1%
Gentex Corp.	11,001	233,001

Banks — 1.4%
Berkshire Hills Bancorp, Inc.	10,545	287,351
CIT Group, Inc.	10,300	475,757
Comerica, Inc.	5,700	448,818
Enterprise Financial Services Corp.	6,584	290,552
Fidelity Southern Corp.	9,000	274,140
First Interstate BancSystem, Inc., Class A	6,867	267,264
OFG Bancorp (Puerto Rico)	16,647	322,619
Popular, Inc. (Puerto Rico)	5,420	295,986

		2,662,487

Beverages — 0.2%
Coca-Cola European Partners plc (United Kingdom)	6,551	311,697

Biotechnology — 0.2%
AbbVie, Inc.	4,600	369,334

Building Products — 1.8%
Continental Building Products, Inc.*	10,358	272,830
USG Corp.	71,695	3,093,639

		3,366,469

Capital Markets — 0.5%
Greenhill & Co., Inc.	16,200	405,972
Investment Technology Group, Inc.	19,958	603,929

		1,009,901

Chemicals — 1.3%
CF Industries Holdings, Inc.	6,192	270,281
Eastman Chemical Co.	3,624	292,167
Huntsman Corp.	13,340	293,080
Kraton Corp.*	12,031	339,274
LyondellBasell Industries NV, Class A	3,225	280,478
Platform Specialty Products Corp.*	62,800	705,872
Stepan Co.	3,603	316,812

		2,497,964

Commercial Services & Supplies — 1.1%
Brady Corp., Class A	6,209	277,605
Deluxe Corp.	6,769	317,940
Herman Miller, Inc.	8,788	300,813
Interface, Inc.	17,474	286,748
KAR Auction Services, Inc.	5,829	303,166
Knoll, Inc.	14,356	289,417
Steelcase, Inc., Class A	17,212	283,998

		2,059,687

Communications Equipment — 2.3%
ARRIS International plc*	93,641	2,939,391
Cisco Systems, Inc.	6,424	303,791
F5 Networks, Inc.*	1,908	307,093
Juniper Networks, Inc.	9,675	250,969
Motorola Solutions, Inc.	2,402	280,818
Plantronics, Inc.	8,388	325,370

		4,407,432

Construction & Engineering — 0.2%
EMCOR Group, Inc.	4,663	304,167

Consumer Finance — 0.3%
Navient Corp.	11,600	132,240
Santander Consumer USA Holdings, Inc.	16,072	306,332
SLM Corp.*	14,000	149,940

		588,512

Containers & Packaging — 0.1%
Owens-Illinois, Inc.	8,800	176,616

Diversified Consumer Services — 0.4%
H&R Block, Inc.	8,644	203,912
Navitas Ltd. (Australia)	144,791	592,176

		796,088

Diversified Financial Services — 0.4%
FGL Holdings*	36,765	290,811
Jefferies Financial Group, Inc.	22,800	474,468

		765,279

Electric Utilities — 0.5%
ALLETE, Inc.	4,020	309,299
FirstEnergy Corp.	6,841	268,167
IDACORP, Inc.	3,214	313,365

		890,831

Electrical Equipment — 0.9%
Eaton Corp. plc	4,071	310,414
EnerSys	3,569	304,293
Generac Holdings, Inc.*	5,689	301,119
nVent Electric plc (United Kingdom)	12,273	307,070
Regal Beloit Corp.	4,079	313,104
Sensata Technologies Holding plc*	5,912	280,820

		1,816,820

Electronic Equipment, Instruments & Components — 1.4%
Avnet, Inc.	11,200	461,440
Benchmark Electronics, Inc.	19,100	485,522
CDW Corp.	3,705	308,515
Dolby Laboratories, Inc., Class A	4,579	295,941
Fabrinet (Thailand)*	5,069	288,122
FLIR Systems, Inc.	6,178	301,981
TTM Technologies, Inc.*	26,050	299,054
Vishay Intertechnology, Inc.	14,175	276,412

		2,716,987

Energy Equipment & Services — 0.4%
Dril-Quip, Inc.*	12,600	471,744
National Oilwell Varco, Inc.	9,599	282,978
Seadrill Ltd. (United Kingdom)*	6,500	55,900

		810,622

Entertainment — 2.1%
Madison Square Garden Co. (The), Class A*	2,300	639,170
Twenty-First Century Fox, Inc., Class A	64,429	3,176,994
Viacom, Inc., Class B	9,049	266,222

		4,082,386

Food & Staples Retailing — 0.5%
Sysco Corp.	4,828	308,268
Walgreens Boots Alliance, Inc.	4,178	301,902
Walmart, Inc.	2,932	280,974

		891,144

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Food Products — 1.2%
Archer-Daniels-Midland Co.	6,206	278,650
Cal-Maine Foods, Inc.	7,001	295,302
GrainCorp Ltd., Class A (Australia)	119,279	823,858
Hershey Co. (The)	2,799	296,974
Ingredion, Inc.	2,757	272,943
TreeHouse Foods, Inc.*	5,034	293,784

		2,261,511

Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	4,082	295,904
Danaher Corp.	8,901	987,299
Hill-Rom Holdings, Inc.	2,952	295,259
NxStage Medical, Inc.*	50,820	1,477,337
STERIS plc	2,647	301,917

		3,357,716

Health Care Providers & Services — 1.3%
Chemed Corp.	1,066	317,604
Encompass Health Corp.	4,223	282,265
Humana, Inc.	928	286,743
Premier, Inc., Class A*	7,105	282,708
Quest Diagnostics, Inc.	3,084	269,387
Sigma Healthcare Ltd. (Australia)	1,065,280	418,577
UnitedHealth Group, Inc.	1,109	299,652
WellCare Health Plans, Inc.*	1,142	315,740

		2,472,676

Health Care Technology — 0.4%
athenahealth, Inc.*	5,274	710,619

Hotels, Restaurants & Leisure — 1.8%
Belmond Ltd., Class A (United Kingdom)*	41,328	1,029,893
Brinker International, Inc.	8,900	360,628
Hyatt Hotels Corp., Class A	3,134	219,098
International Speedway Corp., Class A	20,271	880,775
Jack in the Box, Inc.	4,900	396,655
Royal Caribbean Cruises Ltd.	2,258	271,073
Wyndham Destinations, Inc.	5,750	242,305

		3,400,427

Household Durables — 0.3%
Helen of Troy Ltd.*	2,111	244,961
PulteGroup, Inc.	9,120	253,627

		498,588

Household Products — 0.2%
Procter & Gamble Co. (The)	3,311	319,412

Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class C	19,716	297,514
NRG Energy, Inc.	6,695	273,893
Vistra Energy Corp.*	11,500	288,765

		860,172

Insurance — 2.8%
Aflac, Inc.	5,896	281,239
Aspen Insurance Holdings Ltd. (Bermuda)	68,374	2,853,247
Assured Guaranty Ltd.	10,500	425,880
Athene Holding Ltd., Class A*	6,952	298,241
Axis Capital Holdings Ltd.	5,014	268,500
Navigators Group, Inc. (The)	9,040	630,992
Old Republic International Corp.	13,024	262,434
Stewart Information Services Corp.	401	17,824
Universal Insurance Holdings, Inc.	7,964	300,402

		5,338,759

Interactive Media & Services — 0.3%
Cars.com, Inc.*	6,000	163,860
Match Group, Inc.	6,389	341,748

		505,608

IT Services — 2.3%
Accenture plc, Class A	1,852	284,375
Akamai Technologies, Inc.*	4,600	299,460
Automatic Data Processing, Inc.	2,239	313,102
Broadridge Financial Solutions, Inc.	2,675	269,720
CACI International, Inc., Class A*	1,953	326,502
Cognizant Technology Solutions Corp., Class A	4,306	300,042
CSG Systems International, Inc.	8,314	300,884
EVERTEC, Inc. (Puerto Rico)	10,809	299,085
Fidelity National Information Services, Inc.	2,859	298,851
ManTech International Corp., Class A	5,126	288,953
Mastercard, Inc., Class A	1,526	322,184
MAXIMUS, Inc.	4,355	305,416
Total System Services, Inc.	3,223	288,813
Visa, Inc., Class A	2,157	291,217
Western Union Co. (The)	15,810	288,532

		4,477,136

Leisure Products — 0.7%
Amer Sports OYJ (Finland)*	29,558	1,312,018

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	3,925	298,496
Cambrex Corp.*	6,491	283,332
Charles River Laboratories International, Inc.*	2,386	293,932
ICON plc*	2,108	294,867
Medpace Holdings, Inc.*	5,145	331,338

		1,501,965

Machinery — 1.7%
Allison Transmission Holdings, Inc.	16,078	782,516
Colfax Corp.*	19,700	487,575
Crane Co.	3,299	273,025
Cummins, Inc.	2,131	313,492
Dover Corp.	5,700	500,631
Hillenbrand, Inc.	7,122	301,973
Ingersoll-Rand plc	2,934	293,517
Watts Water Technologies, Inc., Class A	4,103	307,192

		3,259,921

Media — 2.6%
Discovery, Inc., Class A*	10,334	293,279
Interpublic Group of Cos., Inc. (The)	12,239	278,437
John Wiley & Sons, Inc., Class A	5,292	274,020
Omnicom Group, Inc.	3,829	298,203
Schibsted ASA, Class A (Norway)	8,326	292,353
Sinclair Broadcast Group, Inc., Class A	10,221	314,909
TEGNA, Inc.	25,692	301,624
Tribune Media Co., Class A	64,812	2,975,519

		5,028,344

Metals & Mining — 0.4%
Sandstorm Gold Ltd. (Canada)*	18,700	98,057
Schnitzer Steel Industries, Inc., Class A	12,595	304,799
Steel Dynamics, Inc.	8,503	311,125

		713,981

Multiline Retail — 0.5%
Kohl’s Corp.	3,407	234,027
Macy’s, Inc.	9,403	247,299
Nordstrom, Inc.	5,095	236,459

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Multiline Retail — continued
Target Corp.	3,633	265,209

		982,994

Multi-Utilities — 2.9%
Avista Corp.	15,736	658,552
Innogy SE (Germany)*	37,559	1,607,827
MDU Resources Group, Inc.	11,334	291,397
Vectren Corp.	42,416	3,070,070

		5,627,846

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	2,584	296,256
CNX Resources Corp.*	34,100	413,974
ConocoPhillips	4,210	284,975
CONSOL Energy, Inc.*	8,746	310,745
Delek US Holdings, Inc.	7,956	258,650
Devon Energy Corp.	16,700	445,055
HollyFrontier Corp.	5,257	296,179
Murphy Oil Corp.	10,418	284,932
Peabody Energy Corp.	24,511	875,043
Phillips 66	3,091	294,912
Resolute Energy Corp.*	30,282	991,130
Valero Energy Corp.	3,921	344,342
WildHorse Resource Development Corp.*	9,004	152,798

		5,248,991

Paper & Forest Products — 0.5%
Domtar Corp.	7,151	335,382
Louisiana-Pacific Corp.	13,452	327,960
Verso Corp., Class A*	12,712	313,605

		976,947

Personal Products — 0.7%
Herbalife Nutrition Ltd.*	11,279	673,356
Nu Skin Enterprises, Inc., Class A	4,721	309,934
USANA Health Sciences, Inc.*	2,394	280,337

		1,263,627

Pharmaceuticals — 1.9%
Eli Lilly & Co.	6,600	791,076
Horizon Pharma plc*	13,545	291,082
Jazz Pharmaceuticals plc*	2,345	295,212
Johnson & Johnson	2,035	270,818
Mallinckrodt plc*	30,100	657,986
Novartis AG (Registered) (Switzerland)	8,563	747,557
Pfizer, Inc.	6,678	283,481
Taro Pharmaceutical Industries Ltd.	2,917	277,523

		3,614,735

Professional Services — 2.6%
Dun & Bradstreet Corp. (The)	21,294	3,082,094
FTI Consulting, Inc.*	4,077	278,541
ICF International, Inc.	4,656	306,923
Korn Ferry	6,511	296,902
Navigant Consulting, Inc.	11,247	291,522
Nielsen Holdings plc	6,100	156,648
Robert Half International, Inc.	4,804	309,522
TriNet Group, Inc.*	6,299	287,612

		5,009,764

Road & Rail — 0.4%
ArcBest Corp.	7,998	300,885
Union Pacific Corp.	2,800	445,396

		746,281

Semiconductors & Semiconductor Equipment — 2.7%
Broadcom, Inc.	1,700	456,025
Cabot Microelectronics Corp.	3,111	316,980
First Solar, Inc.*	6,039	305,513
Ichor Holdings Ltd.*	3,400	69,938
Integrated Device Technology, Inc.*	30,391	1,484,600
Intel Corp.	6,038	284,511
Kulicke & Soffa Industries, Inc. (Singapore)	13,889	312,919
Lam Research Corp.	2,056	348,656
Mellanox Technologies Ltd. (Israel)*	3,645	340,479
MKS Instruments, Inc.	3,966	323,745
Qorvo, Inc.*	4,279	279,675
Rudolph Technologies, Inc.*	13,573	294,806
Teradyne, Inc.	8,543	307,463

		5,125,310

Software — 2.9%
Check Point Software Technologies Ltd. (Israel)*	2,833	317,069
Citrix Systems, Inc.	2,479	254,197
Intuit, Inc.	1,412	304,738
LogMeIn, Inc.	3,372	313,663
Microsoft Corp.	2,761	288,331
MINDBODY, Inc., Class A*	53,795	1,961,366
MYOB Group Ltd. (Australia)	150,637	371,796
Nuance Communications, Inc.*	41,000	650,670
Oracle Corp.	5,897	296,206
Progress Software Corp.	8,770	317,737
Red Hat, Inc.*	1,334	237,239
VMware, Inc., Class A	2,050	309,694

		5,622,706

Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A	10,979	237,915
American Eagle Outfitters, Inc.	12,167	256,967
Best Buy Co., Inc.	3,878	229,733
Caleres, Inc.	7,331	218,757
Chico’s FAS, Inc.	34,155	198,099
Children’s Place, Inc. (The)	2,667	258,059
Dick’s Sporting Goods, Inc.	18,671	659,273
DSW, Inc., Class A	8,446	230,154
Foot Locker, Inc.	4,264	238,315
Genesco, Inc.*	4,779	215,915
Group 1 Automotive, Inc.	7,400	451,622
Michaels Cos., Inc. (The)*	26,400	365,904
Signet Jewelers Ltd.	9,543	232,467
Tailored Brands, Inc.	20,208	255,227
Urban Outfitters, Inc.*	6,844	221,061
Williams-Sonoma, Inc.	4,560	248,201
Zumiez, Inc.*	9,439	239,845

		4,757,514

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	1,930	321,229
Dell Technologies, Inc., Class C*	8,800	427,592
HP, Inc.	13,915	306,547
NetApp, Inc.	4,679	298,380

		1,353,748

Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	2,457	219,140
Deckers Outdoor Corp.*	1,783	229,026
Fossil Group, Inc.*	13,451	228,129
Movado Group, Inc.	6,799	217,228
Oxford Industries, Inc.	3,044	233,109
Ralph Lauren Corp.	2,127	247,030
VF Corp.	7,600	639,692
Wolverine World Wide, Inc.	6,474	222,123

		2,235,477

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	16,729	295,100

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Trading Companies & Distributors — 0.8%
Ahlsell AB (Sweden)(a)	116,055	700,182
HD Supply Holdings, Inc.*	7,666	321,512
WESCO International, Inc.*	2,500	131,000
WW Grainger, Inc.	999	295,095

		1,447,789

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	6,400	304,832

TOTAL COMMON STOCKS (Cost $114,442,876)		115,925,080

SHORT-TERM INVESTMENTS — 30.7%
INVESTMENT COMPANIES — 30.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(b)(c)(Cost $58,422,417)	58,422,417	58,422,417

TOTAL INVESTMENT COMPANIES (Cost $58,422,417)		58,422,417

Total Investments — 91.6% (Cost $172,865,293)		174,347,497
Other Assets Less Liabilities — 8.4%		16,055,761

Net Assets — 100.0%		190,403,258

Percentages indicated are based on net assets.

Abbreviations

OYJ	Public Limited Company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
LME Nickel Base Metal	18	02/2019	USD	1,341,630	119,502
LME Zinc Base Metal	19	02/2019	USD	1,300,788	59,793
Natural Gas	50	02/2019	USD	1,416,500	(146,985)
Australia 10 Year Bond	388	03/2019	AUD	37,657,387	604,956
Australia 3 Year Bond	284	03/2019	AUD	23,206,972	30,044
Canada 10 Year Bond	32	03/2019	CAD	3,355,257	15,155
Cocoa	8	03/2019	USD	173,440	(6,814)
Euro-Bobl	96	03/2019	EUR	14,606,560	49,458
Euro-Bund	36	03/2019	EUR	6,826,531	86,479
Euro-Buxl	14	03/2019	EUR	2,978,295	93,175
Euro-Schatz	331	03/2019	EUR	42,385,251	(14,889)
Feeder Cattle	71	03/2019	USD	5,060,525	(94,685)
Japan 10 Year Bond	13	03/2019	JPY	18,223,273	57,629
LME Aluminum Base Metal	5	03/2019	USD	238,938	2,230
LME Nickel Base Metal	12	03/2019	USD	896,148	86,418
LME Zinc Base Metal	21	03/2019	USD	1,437,713	123,049
Long Gilt	32	03/2019	GBP	5,184,702	9,260
Natural Gas	11	03/2019	USD	305,360	5,061
U.S. Treasury 10 Year Note	101	03/2019	USD	12,372,500	288,512
U.S. Treasury 2 Year Note	15	03/2019	USD	3,185,039	6,766
U.S. Treasury 5 Year Note	25	03/2019	USD	2,871,875	15,572
U.S. Treasury Long Bond	7	03/2019	USD	1,027,688	10,922
100 oz Gold	2	04/2019	USD	264,940	8,195
Live Cattle	38	04/2019	USD	1,919,760	(5,952)
Cocoa	49	05/2019	USD	1,082,410	(104,038)
Copper	13	05/2019	USD	906,750	(2,222)
Wheat	60	05/2019	USD	1,565,250	(6,027)
Live Cattle	43	06/2019	USD	1,994,340	(11,597)
Copper	22	07/2019	USD	1,540,000	80,079

					1,359,046

Short Contracts
CAC 40 10 Euro Index	(30)	02/2019	EUR	(1,715,402)	(74,859)
Hang Seng Index	(4)	02/2019	HKD	(718,294)	(13,505)
IBEX 35 Index	(15)	02/2019	EUR	(1,557,950)	(49,829)
LME Nickel Base Metal	(3)	02/2019	USD	(223,605)	(24,522)
LME Zinc Base Metal	(7)	02/2019	USD	(479,238)	(40,059)
WTI Crude Oil	(9)	02/2019	USD	(486,090)	(8,574)
Canada 10 Year Bond	(5)	03/2019	CAD	(524,259)	(7,091)
Coffee ‘C’	(20)	03/2019	USD	(794,250)	70,890
Copper	(14)	03/2019	USD	(973,350)	(3,537)
Corn	(22)	03/2019	USD	(414,150)	9,460
Cotton No. 2	(27)	03/2019	USD	(1,004,400)	30,499
DAX Index	(5)	03/2019	EUR	(1,598,417)	(57,507)
EURO STOXX 50 Index	(46)	03/2019	EUR	(1,662,148)	(58,504)
Euro-Bund	(52)	03/2019	EUR	(9,860,545)	(186,378)
Feeder Cattle	(21)	03/2019	USD	(1,496,775)	(3,212)
FTSE 100 Index	(14)	03/2019	GBP	(1,270,212)	(37,910)
FTSE/MIB Index	(11)	03/2019	EUR	(1,242,074)	(70,171)
Japan 10 Year Bond	(19)	03/2019	JPY	(26,634,014)	(104,881)
LME Aluminum Base Metal	(32)	03/2019	USD	(1,529,200)	16,244
LME Nickel Base Metal	(18)	03/2019	USD	(1,344,222)	(158,556)
LME Zinc Base Metal	(6)	03/2019	USD	(410,775)	(32,318)
Long Gilt	(15)	03/2019	GBP	(2,430,329)	(18,815)
S&P 500 E-Mini Index	(208)	03/2019	USD	(28,132,000)	(826,110)
Silver	(8)	03/2019	USD	(642,200)	(40,071)
Soybean	(1)	03/2019	USD	(45,763)	34
SPI 200 Index	(10)	03/2019	AUD	(1,057,941)	(51,961)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
TOPIX Index	(8)	03/2019	JPY	(1,155,469)	4,397
Wheat	(14)	03/2019	USD	(361,550)	48,334
Lean Hogs	(46)	04/2019	USD	(1,108,140)	132,014
Live Cattle	(32)	04/2019	USD	(1,616,640)	(14,024)
Sugar No. 11	(85)	04/2019	USD	(1,219,512)	10,519
Coffee ‘C’	(88)	05/2019	USD	(3,597,000)	(69,865)
Corn	(151)	05/2019	USD	(2,908,637)	20,017
Cotton No. 2	(31)	05/2019	USD	(1,172,730)	(31,353)
Lean Hogs	(25)	06/2019	USD	(753,000)	58,656
Coffee ‘C’	(34)	07/2019	USD	(1,424,813)	(24,590)
Corn	(99)	07/2019	USD	(1,944,113)	29,608
Cotton No. 2	(20)	07/2019	USD	(769,000)	(20,275)
Wheat	(28)	07/2019	USD	(737,800)	3,267

					(1,594,538)

					(235,492)

Abbreviations

AUD	Australian Dollar
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
WTI	West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of January 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,693,705	USD	2,648,272	Merrill Lynch International	2/19/2019	37,230
CAD	1,300,381	USD	974,929	Royal Bank of Canada	2/19/2019	15,065
JPY	119,198,767	USD	1,085,999	Citibank, NA	2/19/2019	9,588
MXN	22,443,591	USD	1,152,337	BNP Paribas	2/19/2019	18,795
NOK	16,546,993	USD	1,941,848	State Street Corp.	2/19/2019	21,432
NZD	15,629,956	USD	10,592,156	Merrill Lynch International	2/19/2019	214,939
RUB	78,843,804	USD	1,169,696	Goldman Sachs International**	2/19/2019	34,007
TRY	6,310,349	USD	1,114,520	BNP Paribas	2/19/2019	97,011
USD	2,394,602	CHF	2,342,897	Merrill Lynch International	2/19/2019	35,444
USD	1,149,895	CZK	25,718,051	Merrill Lynch International	2/19/2019	6,646
USD	3,327,302	EUR	2,894,596	BNP Paribas	2/19/2019	10,173
USD	14,826,978	EUR	12,910,560	HSBC Bank, NA	2/19/2019	31,828
USD	1,482,767	JPY	160,164,091	Citibank, NA	2/19/2019	10,658
USD	4,795,977	JPY	520,699,729	State Street Corp.	2/19/2019	10,092
USD	881,499	SEK	7,864,352	Citibank, NA	2/19/2019	11,372
USD	6,751,065	SEK	60,088,006	Merrill Lynch International	2/19/2019	102,817
ZAR	16,517,937	USD	1,175,013	Merrill Lynch International	2/19/2019	68,306
USD	2,333,996	AUD	3,206,065	BNP Paribas	3/5/2019	2,563

Total unrealized appreciation						737,966

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,206,065	USD	2,332,986	BNP Paribas	2/5/2019	(2,468)
USD	2,247,964	AUD	3,206,065	TD Bank Financial Group	2/5/2019	(82,554)
CAD	1,320,074	AUD	1,385,337	Deutsche Bank AG	2/19/2019	(2,221)
USD	243,713	AUD	338,550	Standard Chartered Bank	2/19/2019	(2,429)
USD	994,825	CAD	1,320,074	Citibank, NA	2/19/2019	(10,162)
USD	981,311	CAD	1,300,381	Merrill Lynch International	2/19/2019	(8,683)
USD	1,136,086	CAD	1,503,217	State Street Corp.	2/19/2019	(8,329)
USD	1,096,464	GBP	859,590	State Street Corp.	2/19/2019	(31,797)
USD	1,149,936	HUF	322,102,013	Merrill Lynch International	2/19/2019	(18,249)
USD	1,158,811	ILS	4,257,671	Merrill Lynch International	2/19/2019	(13,401)
USD	1,146,552	PLN	4,302,226	Merrill Lynch International	2/19/2019	(9,720)
USD	1,146,719	TWD	35,257,025	Goldman Sachs International**	2/19/2019	(2,660)
INR	80,102,887	USD	1,131,541	Merrill Lynch International**	2/20/2019	(4,461)

Total unrealized depreciation						(197,134)

Net unrealized appreciation						540,832

**	Non-deliverable forward.

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Krona
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	India Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Over the Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/29/2019	$342,263	$52,620	$(1,222)	$51,398

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
BAE Systems plc	47,422	319,026	1,742	0.0	(a)
Meggitt plc	2,371	16,058	451	0.0	(a)

	49,793	335,084	2,193	0.0	(a)

Air Freight & Logistics
Royal Mail plc	78,263	275,754	(30,341)	(0.0	)(a)

Airlines
International Consolidated Airlines Group SA	37,733	318,689	11,373	0.0	(a)

Capital Markets
3i Group plc	28,125	313,896	4,453	0.0	(a)

Distributors
Inchcape plc	12,283	92,423	(3,606)	(0.0	)(a)

Energy Equipment & Services
Hunting plc	12,327	90,249	(81)	(0.0	)(a)
Petrofac Ltd.	28,751	207,213	899	0.0	(a)

	41,078	297,462	818	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	2,063	24,638	1,041	0.0	(a)

Food & Staples Retailing
J Sainsbury plc	14,308	53,576	1,385	0.0	(a)
Wm Morrison Supermarkets plc	6,351	19,530	321	0.0	(a)

	20,659	73,106	1,706	0.0	(a)

Food Products
Tate & Lyle plc	2,295	20,717	(149)	(0.0	)(a)

Hotels, Restaurants & Leisure
Carnival plc	1,641	92,846	3,146	0.0	(a)
William Hill plc	59,129	136,856	503	0.0	(a)

	60,770	229,702	3,649	0.0	(a)

Household Durables
Berkeley Group Holdings plc	1,899	93,500	(2,158)	(0.0	)(a)
Bovis Homes Group plc	18,762	249,465	2,435	0.0	(a)
Persimmon plc	866	27,016	(188)	(0.0	)(a)
Redrow plc	9,543	72,776	559	0.0	(a)
Taylor Wimpey plc	11,977	25,969	(296)	(0.0	)(a)

	43,047	468,726	352	0.0	(a)

Machinery
Bodycote plc	10,243	102,339	(2,993)	(0.0	)(a)
Vesuvius plc	6,418	47,399	302	0.0	(a)

	16,661	149,738	(2,691)	(0.0	)(a)

Media
Pearson plc	25,120	298,650	(6,093)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Metals & Mining
Anglo American plc	11,679	298,466	19,624	0.0	(a)
Antofagasta plc	3,844	43,944	882	0.0	(a)
BHP Group plc	14,812	330,941	16,772	0.0	(a)
Centamin plc	70,154	108,501	2,722	0.0	(a)
Rio Tinto plc	2,595	143,561	10,040	0.0	(a)

	103,084	925,413	50,040	0.0	(a)

Multi-Utilities
Centrica plc	69,689	125,234	1,450	0.0	(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	584	18,132	(162)	(0.0	)(a)
Tullow Oil plc*	40,201	107,951	260	0.0	(a)

	40,785	126,083	98	0.0	(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	5,850	123,762	4,013	0.0	(a)

Total Long Positions of Total Return Basket Swaps	637,298	4,199,077	38,306	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Rolls-Royce Holdings plc*	(16,810)	(195,390)	1,985	0.0	(a)

Banks
Metro Bank plc*	(2,239)	(32,001)	32,419	0.0	(a)
Standard Chartered plc	(22,819)	(184,038)	2,612	0.0	(a)

	(25,058)	(216,039)	35,031	0.0	(a)

Capital Markets
Quilter plc(b)	(118,915)	(191,645)	5,939	0.0	(a)
Schroders plc	(5,799)	(198,929)	(951)	(0.0	)(a)
St James’s Place plc	(15,957)	(196,689)	9,075	0.0	(a)

	(140,671)	(587,263)	14,063	0.0	(a)

Chemicals
Johnson Matthey plc	(4,904)	(195,913)	296	0.0	(a)

Diversified Telecommunication Services
Inmarsat plc	(4,995)	(24,249)	1,790	0.0	(a)

Electrical Equipment
Melrose Industries plc	(21,668)	(48,028)	156	0.0	(a)

Food Products
Associated British Foods plc	(6,594)	(206,944)	(3,573)	(0.0	)(a)

Health Care Providers & Services
NMC Health plc	(1,100)	(37,238)	1,809	0.0	(a)

Hotels, Restaurants & Leisure
InterContinental Hotels Group plc	(2,560)	(145,479)	2,797	0.0	(a)
Merlin Entertainments plc	(34,349)	(152,218)	1,865	0.0	(a)
Thomas Cook Group plc	(315,389)	(143,679)	9,962	0.0	(a)

	(352,298)	(441,376)	14,624	0.0	(a)

Household Durables
Crest Nicholson Holdings plc	(5,597)	(27,678)	(1,441)	(0.0	)(a)

Industrial Conglomerates
DCC plc	(2,421)	(198,192)	6,343	0.0	(a)

Machinery
Weir Group plc (The)	(10,195)	(201,755)	(12,581)	(0.0	)(a)

Media
ITV plc	(108,681)	(184,483)	4,655	0.0	(a)

Metals & Mining
Fresnillo plc	(16,001)	(211,260)	(24,993)	(0.0	)(a)
Glencore plc*	(52,188)	(212,213)	(15,268)	(0.0	)(a)

	(68,189)	(423,473)	(40,261)	(0.0	)(a)

Multiline Retail
B&M European Value Retail SA	(38,094)	(162,208)	(808)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Cairn Energy plc*	(80,721)	(198,074)	(2,928)	(0.0	)(a)

Pharmaceuticals
Dechra Pharmaceuticals plc	(6,513)	(202,352)	4,068	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Professional Services
Capita plc*	(18,074)	(27,548)	307	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(7,618)	(24,946)	(1,167)	(0.0	)(a)

Software
AVEVA Group plc	(1,095)	(39,142)	1,839	0.0	(a)

Specialty Retail
Kingfisher plc	(8,395)	(24,525)	444	0.0	(a)

Tobacco
British American Tobacco plc	(5,390)	(189,998)	(10,337)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(935,081)	(3,856,814)	14,314	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(297,783)	342,263	52,620	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month BA on short positions, which is denominated in CAD based on the local currencies of the positions within the swaps.	11/18/2019	$(2,336,099)	$(126,456)	$11,456	$(115,000)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(119,180)	(180,500)	9,689	0.0	(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(802)	(22,321)	7,043	0.0	(a)

Containers & Packaging
CCL Industries, Inc.	(4,830)	(203,647)	(4,337)	(0.0	)(a)

Diversified Financial Services
Onex Corp.	(293)	(16,564)	978	0.0	(a)

Entertainment
Cineplex, Inc.	(5,423)	(117,379)	(2,016)	(0.0	)(a)

Food Products
Saputo, Inc.	(468)	(13,720)	306	0.0	(a)

Gas Utilities
AltaGas Ltd.	(6,055)	(61,981)	2,591	0.0	(a)

Independent Power and Renewable Electricity Producers
Northland Power, Inc.	(10,852)	(197,144)	(7,607)	(0.0	)(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(5,051)	(219,692)	(20,342)	(0.0	)(a)
B2Gold Corp.*	(63,398)	(200,720)	(30,100)	(0.0	)(a)
First Quantum Minerals Ltd.	(23,260)	(269,253)	(44,292)	(0.1)
Franco-Nevada Corp.	(2,843)	(220,546)	(21,660)	(0.0	)(a)
Kinross Gold Corp.*	(17,230)	(57,567)	(3,098)	(0.0	)(a)
Yamana Gold, Inc.	(11,474)	(32,310)	(5,537)	(0.0	)(a)

	(123,256)	(1,000,088)	(125,029)	(0.1)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(5,554)	(202,936)	(416)	(0.0	)(a)
Keyera Corp.	(9,267)	(196,913)	(10,084)	(0.0	)(a)
PrairieSky Royalty Ltd.	(2,195)	(31,707)	1,060	0.0	(a)
Seven Generations Energy Ltd.*	(6,577)	(51,056)	1,882	0.0	(a)
TransCanada Corp.	(607)	(25,815)	(270)	(0.0	)(a)

	(24,200)	(508,427)	(7,828)	(0.0	)(a)

Professional Services
Thomson Reuters Corp.*	(274)	(14,328)	(246)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(295,633)	(2,336,099)	(126,456)	(0.1)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	11/18/2019	$(7,243,590)	$(196,603)	$16,361	$(180,242)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
TransDigm Group, Inc.*	(530)	(207,230)	(18,608)	(0.0	)(a)

Auto Components
Veoneer, Inc.*	(899)	(26,799)	2,679	0.0	(a)

Banks
Signature Bank	(1,587)	(202,041)	(4,618)	(0.0	)(a)

Commercial Services & Supplies
Covanta Holding Corp.	(12,179)	(196,082)	(4,994)	(0.0	)(a)
Healthcare Services Group, Inc.	(4,174)	(182,070)	668	0.0	(a)

	(16,353)	(378,152)	(4,326)	(0.0	)(a)

Communications Equipment
Infinera Corp.*	(27,781)	(122,236)	(5,000)	(0.0	)(a)
ViaSat, Inc.*	(2,798)	(175,407)	(1,903)	(0.0	)(a)

	(30,579)	(297,643)	(6,903)	(0.0	)(a)

Construction Materials
US Concrete, Inc.*	(5,353)	(190,567)	(8,139)	(0.0	)(a)

Consumer Finance
LendingClub Corp.*	(40,899)	(130,468)	(2,454)	(0.0	)(a)

Energy Equipment & Services
Weatherford International plc*	(347,989)	(225,636)	(28,257)	(0.0	)(a)

Entertainment
Netflix, Inc.*	(449)	(152,435)	(180)	(0.0	)(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(1,359)	(174,876)	7,271	0.0	(a)

Health Care Equipment & Supplies
Insulet Corp.*	(1,911)	(155,154)	(11,925)	(0.0	)(a)
Nevro Corp.*	(2,876)	(139,659)	(17,428)	(0.0	)(a)
Wright Medical Group NV*	(3,097)	(92,414)	(3,035)	(0.0	)(a)

	(7,884)	(387,227)	(32,388)	(0.0	)(a)

Health Care Technology
Evolent Health, Inc.*	(2,181)	(38,560)	2,138	0.0	(a)
Teladoc Health, Inc.*	(540)	(34,668)	(983)	(0.0	)(a)

	(2,721)	(73,228)	1,155	0.0	(a)

Household Durables
iRobot Corp.*	(1,578)	(141,689)	(379)	(0.0	)(a)

Interactive Media & Services
Snap, Inc.*	(16,330)	(109,084)	(8,165)	(0.0	)(a)

Internet & Direct Marketing Retail
Wayfair, Inc.*	(1,269)	(138,905)	(9,289)	(0.0	)(a)

Media
Liberty Broadband Corp.*	(1,701)	(144,619)	(16,023)	(0.0	)(a)

Metals & Mining
Compass Minerals International, Inc.	(3,188)	(166,573)	(11,668)	(0.0	)(a)
TimkenSteel Corp.*	(3,824)	(48,680)	(4,130)	(0.0	)(a)

	(7,012)	(215,253)	(15,798)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Multi-Utilities
Dominion Energy, Inc.	(969)	(68,062)	(1,424)	(0.0	)(a)
NiSource, Inc.	(6,539)	(178,384)	(4,120)	(0.0	)(a)
Sempra Energy	(1,520)	(177,810)	(6,551)	(0.0	)(a)

	(9,028)	(424,256)	(12,095)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.*	(2,917)	(191,501)	(2,480)	(0.0	)(a)
Chesapeake Energy Corp.*	(47,567)	(135,566)	5,708	0.0	(a)
Extraction Oil & Gas, Inc.*	(21,716)	(85,561)	21,933	0.0	(a)
Parsley Energy, Inc.*	(6,916)	(128,499)	4,634	0.0	(a)

	(79,116)	(541,127)	29,795	0.0	(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(2,955)	(138,944)	(8,954)	(0.0	)(a)
Collegium Pharmaceutical, Inc.*	(1,803)	(28,866)	(1,663)	(0.0	)(a)
Medicines Co. (The)*	(3,356)	(77,557)	(10,437)	(0.0	)(a)
Nektar Therapeutics*	(3,345)	(141,627)	12,912	0.0	(a)
TherapeuticsMD, Inc.*	(38,626)	(202,787)	(7,586)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(930)	(34,643)	4,966	0.0	(a)

	(51,015)	(624,424)	(10,762)	(0.0	)(a)

Road & Rail
AMERCO	(514)	(186,407)	(3,022)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(6,348)	(154,955)	(23,107)	(0.1)
MACOM Technology Solutions Holdings, Inc.*	(9,369)	(168,923)	(12,742)	(0.0	)(a)

	(15,717)	(323,878)	(35,849)	(0.1)

Software
Appian Corp.*	(6,747)	(217,186)	(6,949)	(0.0	)(a)
Autodesk, Inc.*	(1,376)	(202,547)	(7,527)	(0.0	)(a)
Benefitfocus, Inc.*	(381)	(21,317)	(762)	(0.0	)(a)
HubSpot, Inc.*	(1,414)	(223,850)	(4,298)	(0.0	)(a)
Nutanix, Inc.*	(3,784)	(193,854)	3,519	0.0	(a)
PROS Holdings, Inc.*	(4,744)	(164,143)	(2,989)	(0.0	)(a)

	(18,446)	(1,022,897)	(19,006)	(0.0	)(a)

Specialty Retail
CarMax, Inc.*	(2,075)	(121,968)	6,516	0.0	(a)
Carvana Co.*	(4,278)	(158,928)	(1,204)	(0.0	)(a)

	(6,353)	(280,896)	5,312	0.0	(a)

Technology Hardware, Storage & Peripherals
Pure Storage, Inc.*	(9,150)	(163,876)	(1,281)	(0.0	)(a)

Trading Companies & Distributors
SiteOne Landscape Supply, Inc.*	(2,326)	(123,976)	8,629	0.0	(a)

Water Utilities
American Water Works Co., Inc.	(1,851)	(177,085)	(5,664)	(0.0	)(a)
California Water Service Group	(3,613)	(178,916)	(8,238)	(0.0	)(a)

	(5,464)	(356,001)	(13,902)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(681,621)	(7,243,590)	(196,603)	(0.1)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	3/29/2019 – 5/29/2020	$(6,115,027)	$(32,196)	$(4,006)	$(36,202)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Thales SA	2,209	244,292	(7,996)	(0.0	)(a)

Auto Components
Cie Plastic Omnium SA	670	18,425	198	0.0	(a)
Faurecia SA	1,135	49,655	1,037	0.0	(a)

	1,805	68,080	1,235	0.0	(a)

Automobiles
Peugeot SA	2,018	50,763	1,484	0.0	(a)

Chemicals
Arkema SA	591	55,996	(811)	(0.0	)(a)
Covestro AG(b)	1,071	59,183	(217)	(0.0	)(a)

	1,662	115,179	(1,028)	(0.0	)(a)

Diversified Telecommunication Services
Telefonica SA	30,130	259,166	(5,940)	(0.0	)(a)

Independent Power and Renewable Electricity Producers
Uniper SE	1,829	53,035	1,191	0.0	(a)

Insurance
Aegon NV	6,720	34,620	(348)	(0.0	)(a)

IT Services
Amadeus IT Group SA	782	56,866	(1,318)	(0.0	)(a)

Machinery
Fincantieri SpA	66,588	77,070	3,811	0.0	(a)

Media
Eutelsat Communications SA	2,532	53,695	1,033	0.0	(a)
ProSiebenSat.1 Media SE	2,664	47,554	2,009	0.0	(a)

	5,196	101,249	3,042	0.0	(a)

Metals & Mining
Eramet	756	52,677	(6,466)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Eni SpA	3,542	60,057	837	0.0	(a)
TOTAL SA	880	48,243	113	0.0	(a)

	4,422	108,300	950	0.0	(a)

Paper & Forest Products
Ence Energia y Celulosa SA	16,587	128,801	5,855	0.0	(a)
UPM-Kymmene OYJ	2,049	59,507	(605)	(0.0	)(a)

	18,636	188,308	5,250	0.0	(a)

Real Estate Management & Development
Aroundtown SA	30,305	268,067	7,220	0.0	(a)

Total Long Positions of Total Return Basket Swaps	173,058	1,677,672	1,087	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Airbus SE	(1,832)	(211,157)	(13,981)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Air Freight & Logistics
bpost SA	(7,503)	(68,783)	2,250	0.0	(a)
Deutsche Post AG (Registered)	(6,148)	(181,588)	(229)	(0.0	)(a)

	(13,651)	(250,371)	2,021	0.0	(a)

Auto Components
Brembo SpA	(3,995)	(45,635)	(356)	(0.0	)(a)
Nokian Renkaat OYJ	(1,558)	(51,833)	427	0.0	(a)

	(5,553)	(97,468)	71	0.0	(a)

Automobiles
Daimler AG (Registered)	(2,721)	(161,189)	(2,661)	(0.0	)(a)

Banks
Bankia SA	(69,067)	(201,329)	4,090	0.0	(a)
Commerzbank AG*	(7,848)	(56,485)	3,529	0.0	(a)

	(76,915)	(257,814)	7,619	0.0	(a)

Capital Markets
Banca Generali SpA	(2,142)	(50,532)	(314)	(0.0	)(a)
Deutsche Bank AG (Registered)	(21,073)	(187,324)	5,556	0.0	(a)

	(23,215)	(237,856)	5,242	0.0	(a)

Chemicals
K+S AG (Registered)	(1,568)	(30,536)	133	0.0	(a)
LANXESS AG	(3,388)	(186,479)	2,438	0.0	(a)
Lenzing AG	(1,896)	(185,492)	(3,156)	(0.0	)(a)
OCI NV*	(6,382)	(134,964)	11,779	0.0	(a)
Umicore SA	(864)	(36,528)	(1,058)	(0.0	)(a)

	(14,098)	(573,999)	10,136	0.0	(a)

Commercial Services & Supplies
Elis SA	(2,804)	(45,358)	(1,187)	(0.0	)(a)

Construction & Engineering
Boskalis Westminster	(7,131)	(187,386)	(2,068)	(0.0	)(a)
Bouygues SA	(5,808)	(205,564)	(5,632)	(0.0	)(a)

	(12,939)	(392,950)	(7,700)	(0.0	)(a)

Construction Materials
Imerys SA	(3,602)	(189,782)	(2,198)	(0.0	)(a)

Containers & Packaging
Huhtamaki OYJ	(5,691)	(187,573)	(5,238)	(0.0	)(a)

Diversified Financial Services
Wendel SA	(97)	(11,820)	213	0.0	(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(508)	(14,315)	(249)	(0.0	)(a)
Iliad SA	(1,645)	(188,340)	10,179	0.0	(a)
United Internet AG (Registered)	(4,743)	(188,185)	9,420	0.0	(a)

	(6,896)	(390,840)	19,350	0.0	(a)

Electrical Equipment
Legrand SA	(3,092)	(183,190)	(2,393)	(0.0	)(a)
Nexans SA	(7,230)	(216,137)	(9,200)	(0.0	)(a)

	(10,322)	(399,327)	(11,593)	(0.0	)(a)

Energy Equipment & Services
CGG SA*	(48,613)	(91,360)	(7,790)	(0.0	)(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(15,051)	(213,305)	(4,823)	(0.0	)(a)

Food Products
Glanbia plc	(10,464)	(199,962)	(4,830)	(0.0	)(a)

Gas Utilities
Rubis SCA	(3,309)	(197,518)	(772)	(0.0	)(a)

Health Care Providers & Services
Orpea	(320)	(31,723)	934	0.0	(a)

Hotels, Restaurants & Leisure
Elior Group SA(b)	(9,704)	(136,599)	5,792	0.0	(a)
Paddy Power Betfair plc	(1,722)	(140,828)	(908)	(0.0	)(a)

	(11,426)	(277,427)	4,884	0.0	(a)

Household Durables
Neinor Homes SA*(b)	(10,171)	(145,815)	5,057	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(591)	(21,827)	454	0.0	(a)
Zalando SE*(b)	(3,821)	(116,592)	(126)	(0.0	)(a)

	(4,412)	(138,419)	328	0.0	(a)

IT Services
Bechtle AG	(418)	(33,260)	(194)	(0.0	)(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(501)	(201,346)	4,999	0.0	(a)
Evotec AG*	(9,666)	(226,973)	(9,517)	(0.0	)(a)
MorphoSys AG*	(1,689)	(182,727)	13,700	0.0	(a)

	(11,856)	(611,046)	9,182	0.0	(a)

Machinery
Alstom SA*	(5,017)	(201,833)	(4,242)	(0.0	)(a)
ANDRITZ AG	(4,136)	(204,187)	390	0.0	(a)
Duerr AG	(1,165)	(47,716)	(729)	(0.0	)(a)
GEA Group AG	(5,920)	(163,099)	832	0.0	(a)
IMA Industria Macchine Automatiche SpA	(2,757)	(182,784)	3,757	0.0	(a)
Outotec OYJ*	(22,033)	(90,450)	3,109	0.0	(a)

	(41,028)	(890,069)	3,117	0.0	(a)

Media
Altice Europe NV*	(58,750)	(119,841)	(3,046)	(0.0	)(a)
Telenet Group Holding NV	(4,422)	(204,696)	(5,192)	(0.0	)(a)

	(63,172)	(324,537)	(8,238)	(0.0	)(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(1,061)	(38,357)	34	0.0	(a)
Bekaert SA	(1,192)	(32,106)	(1,218)	(0.0	)(a)
Salzgitter AG	(6,298)	(190,280)	6,286	0.0	(a)
thyssenkrupp AG*	(9,420)	(167,413)	4,839	0.0	(a)

	(17,971)	(428,156)	9,941	0.0	(a)

Multi-Utilities
E.ON SE	(2,404)	(26,724)	(1,584)	(0.0	)(a)
RWE AG	(2,193)	(54,543)	(3,689)	(0.0	)(a)

	(4,597)	(81,267)	(5,273)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	(9,394)	(208,955)	(7,473)	(0.0	)(a)
SOITEC*	(1,386)	(106,442)	(11,154)	(0.0	)(a)

	(10,780)	(315,397)	(18,627)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
S&T AG*	(9,056)	(206,987)	(12,265)	(0.0	)(a)

Transportation Infrastructure
Aeroports de Paris	(55)	(10,522)	(259)	(0.0	)(a)
Getlink SE	(12,884)	(188,425)	(3,749)	(0.0	)(a)

	(12,939)	(198,947)	(4,008)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(455,919)	(7,792,699)	(33,283)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(282,861)	(6,115,027)	(32,196)	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in CHF based on the local currencies of the positions within the swaps.	3/29/2019	$1,048,538	$(37,204)	$(9,591)	$(46,795)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(b)	1,778	149,899	(1,629)	(0.0	)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	344	64,560	2,399	0.0	(a)

Insurance
Swiss Life Holding AG (Registered)*	734	302,813	(5,055)	(0.0	)(a)

Machinery
Georg Fischer AG (Registered)	43	38,115	(388)	(0.0	)(a)
OC Oerlikon Corp. AG (Registered)*	24,172	312,361	1,007	0.0	(a)

	24,215	350,476	619	0.0	(a)

Pharmaceuticals
Galenica AG*(b)	6,333	289,176	(8,203)	(0.0	)(a)
Roche Holding AG	92	24,184	575	0.0	(a)

	6,425	313,360	(7,628)	(0.0	)(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	184	18,930	(53)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Swatch Group AG (The) (Registered)*	3,996	222,346	(19,333)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	37,676	1,422,384	(30,680)	0.0	(a)

Short Positions
Common Stocks
Chemicals
Clariant AG (Registered)*	(714)	(14,182)	90	0.0	(a)
EMS-Chemie Holding AG (Registered)	(44)	(21,977)	523	0.0	(a)

	(758)	(36,159)	613	0.0	(a)

Household Durables
Forbo Holding AG (Registered)	(101)	(140,824)	1,367	0.0	(a)

Machinery
Schindler Holding AG	(178)	(37,864)	(744)	(0.0	)(a)

Marine
Kuehne + Nagel International AG (Registered)	(100)	(13,523)	77	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG*	(5,427)	(145,476)	(7,837)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(6,564)	(373,846)	(6,524)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	31,112	1,048,538	(37,204)	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.75)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	11/19/2019	$(7,956,781)	$(146,294)	$210	$(146,084)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chemicals
Mitsubishi Chemical Holdings Corp.	10,900	93,670	4,356	0.0	(a)
Mitsubishi Gas Chemical Co., Inc.	4,100	64,848	449	0.0	(a)

	15,000	158,518	4,805	0.0	(a)

Construction & Engineering
Taisei Corp.	2,200	103,581	2,787	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	600	25,793	972	0.0	(a)

Interactive Media & Services
Mixi, Inc.	2,800	70,981	564	0.0	(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	14,700	80,293	1,688	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	8,800	130,576	4,390	0.0	(a)
Shionogi & Co. Ltd.	2,700	166,530	2,902	0.0	(a)

	11,500	297,106	7,292	0.0	(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	5,200	124,939	1,790	0.0	(a)

Total Long Positions of Total Return Basket Swaps	52,000	861,211	19,898	0.0	(a)

Short Positions
Common Stocks
Auto Components
Nifco, Inc.	(5,800)	(141,167)	(2,501)	(0.0	)(a)
Sumitomo Rubber Industries Ltd.	(12,500)	(173,752)	(13,841)	(0.0	)(a)
Toyo Tire Corp.	(3,000)	(42,173)	(2,229)	(0.0	)(a)

	(21,300)	(357,092)	(18,571)	(0.0	)(a)

Banks
Bank of Kyoto Ltd. (The)	(4,600)	(195,546)	1,256	0.0	(a)
Japan Post Bank Co. Ltd.	(15,800)	(183,894)	(2,578)	(0.0	)(a)

	(20,400)	(379,440)	(1,322)	(0.0	)(a)

Building Products
TOTO Ltd.	(1,000)	(38,834)	(1,697)	(0.0	)(a)

Chemicals
Air Water, Inc.	(12,800)	(213,547)	(4,710)	(0.0	)(a)
Hitachi Chemical Co. Ltd.	(2,100)	(34,639)	(1,989)	(0.0	)(a)
Kansai Paint Co. Ltd.	(11,700)	(205,300)	(463)	(0.0	)(a)
Nippon Paint Holdings Co. Ltd.	(1,200)	(40,273)	(1,298)	(0.0	)(a)
Tokyo Ohka Kogyo Co. Ltd.	(1,500)	(42,178)	(725)	(0.0	)(a)
Toray Industries, Inc.	(24,900)	(184,536)	(626)	(0.0	)(a)

	(54,200)	(720,473)	(9,811)	(0.0	)(a)

Commercial Services & Supplies
Park24 Co. Ltd.	(7,700)	(183,743)	6,462	0.0	(a)

Construction & Engineering
JGC Corp.*	(12,400)	(190,248)	765	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Construction Materials
Sumitomo Osaka Cement Co. Ltd.	(4,700)	(208,535)	(3,780)	(0.0	)(a)

Consumer Finance
Aiful Corp.*	(67,200)	(171,938)	(5,352)	(0.0	)(a)

Electric Utilities
Hokkaido Electric Power Co., Inc.*	(24,800)	(172,016)	6,248	0.0	(a)

Electrical Equipment
GS Yuasa Corp.*	(2,000)	(41,746)	1,541	0.0	(a)

Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd.	(400)	(42,964)	(1,354)	(0.0	)(a)
Hitachi High-Technologies Corp.	(5,700)	(205,999)	(8,201)	(0.0	)(a)
Murata Manufacturing Co. Ltd.	(1,400)	(210,302)	(33,324)	(0.1)
Omron Corp.	(5,100)	(209,448)	(8,801)	(0.0	)(a)
Yaskawa Electric Corp.	(7,300)	(206,611)	(4,534)	(0.0	)(a)

	(19,900)	(875,324)	(56,214)	(0.1)

Food & Staples Retailing
Aeon Co. Ltd.	(9,100)	(185,205)	(2,541)	(0.0	)(a)
Cosmos Pharmaceutical Corp.	(100)	(19,145)	(681)	(0.0	)(a)
Tsuruha Holdings, Inc.	(2,000)	(185,132)	(13,965)	(0.0	)(a)

	(11,200)	(389,482)	(17,187)	(0.0	)(a)

Food Products
Kewpie Corp.	(700)	(15,909)	272	0.0	(a)
Nissin Foods Holdings Co. Ltd.	(2,800)	(178,256)	(3,698)	(0.0	)(a)
Yamazaki Baking Co. Ltd.	(10,000)	(196,425)	1,768	0.0	(a)

	(13,500)	(390,590)	(1,658)	(0.0	)(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(4,100)	(155,039)	(1,285)	(0.0	)(a)
Kyoritsu Maintenance Co. Ltd.	(3,200)	(146,160)	(7,320)	(0.0	)(a)
Resorttrust, Inc.	(1,900)	(26,636)	2,036	0.0	(a)

	(9,200)	(327,835)	(6,569)	(0.0	)(a)

Household Durables
Panasonic Corp.	(1,300)	(12,730)	(97)	(0.0	)(a)
Sharp Corp.	(14,600)	(155,442)	(315)	(0.0	)(a)

	(15,900)	(168,172)	(412)	(0.0	)(a)

Industrial Conglomerates
Toshiba Corp.	(6,900)	(218,500)	(11,638)	(0.0	)(a)

Interactive Media & Services
LINE Corp.*	(4,700)	(169,236)	7,858	0.0	(a)

Internet & Direct Marketing Retail
ZOZO, Inc.	(8,100)	(163,901)	(16,781)	(0.0	)(a)

IT Services
GMO internet, Inc.	(13,700)	(185,112)	(604)	(0.0	)(a)

Machinery
Daifuku Co. Ltd.	(800)	(40,205)	(2,375)	(0.0	)(a)
FANUC Corp.	(1,200)	(204,098)	(838)	(0.0	)(a)
Kawasaki Heavy Industries Ltd.	(1,300)	(32,752)	(1,777)	(0.0	)(a)
Makita Corp.	(5,400)	(191,332)	(3,144)	(0.0	)(a)
MISUMI Group, Inc.	(2,300)	(52,645)	644	0.0	(a)
Mitsui E&S Holdings Co. Ltd.*	(9,700)	(109,461)	(2,418)	(0.0	)(a)
Miura Co. Ltd.	(2,200)	(54,881)	(1,215)	(0.0	)(a)
Nabtesco Corp.	(7,900)	(209,009)	(16,188)	(0.0	)(a)
NGK Insulators Ltd.	(2,400)	(36,908)	(1,121)	(0.0	)(a)

	(33,200)	(931,291)	(28,432)	(0.0	)(a)

Marine
Kawasaki Kisen Kaisha Ltd.*	(12,300)	(160,505)	5,703	0.0	(a)
Mitsui OSK Lines Ltd.	(8,500)	(212,381)	(10,647)	(0.0	)(a)
Nippon Yusen KK	(11,200)	(187,511)	(1,502)	(0.0	)(a)

	(32,000)	(560,397)	(6,446)	(0.0	)(a)

Metals & Mining
Dowa Holdings Co. Ltd.*	(5,800)	(185,821)	(3,447)	(0.0	)(a)
Hitachi Metals Ltd.	(1,300)	(14,625)	(126)	(0.0	)(a)
Mitsubishi Materials Corp.	(700)	(20,038)	(181)	(0.0	)(a)

	(7,800)	(220,484)	(3,754)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Multiline Retail
Marui Group Co. Ltd.	(7,700)	(156,348)	230	0.0	(a)
Pan Pacific International Holdings Corp.	(600)	(34,891)	(802)	(0.0	)(a)
Takashimaya Co. Ltd.	(500)	(6,795)	(20)	(0.0	)(a)

	(8,800)	(198,034)	(592)	(0.0	)(a)

Pharmaceuticals
Nippon Shinyaku Co. Ltd.	(1,100)	(69,905)	(4,757)	(0.0	)(a)
Ono Pharmaceutical Co. Ltd.	(1,900)	(41,508)	(101)	(0.0	)(a)

	(3,000)	(111,413)	(4,858)	(0.0	)(a)

Professional Services
Persol Holdings Co. Ltd.	(2,500)	(44,514)	(428)	(0.0	)(a)

Road & Rail
Keio Corp.	(3,100)	(178,087)	5,448	0.0	(a)
Odakyu Electric Railway Co. Ltd.	(8,300)	(186,511)	5,702	0.0	(a)
Tobu Railway Co. Ltd.*	(6,600)	(186,399)	809	0.0	(a)
Tokyu Corp.	(11,000)	(188,260)	866	0.0	(a)

	(29,000)	(739,257)	12,825	0.0	(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(39,100)	(225,431)	(17,488)	(0.0	)(a)
Rohm Co. Ltd.	(300)	(21,174)	(2,132)	(0.0	)(a)

	(39,400)	(246,605)	(19,620)	(0.0	)(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(200)	(26,044)	(374)	(0.0	)(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(8,800)	(187,906)	12,835	0.0	(a)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(7,800)	(199,830)	1,374	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(491,300)	(8,817,992)	(166,192)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(439,300)	(7,956,781)	(146,294)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	11/18/2019	$934,627	$(2,455)	$(5,135)	$(7,590)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	14,050	55,702	(7,063)	(0.0	)(a)

Construction & Engineering
CIMIC Group Ltd.	9,460	308,400	(3,616)	(0.0	)(a)

Food & Staples Retailing
Metcash Ltd.	57,993	104,653	942	0.0	(a)

IT Services
Computershare Ltd.	5,218	67,597	(1,437)	(0.0	)(a)

Media
Nine Entertainment Co. Holdings Ltd.	114,159	121,196	(12,658)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Metals & Mining
Alumina Ltd.	45,948	81,717	914	0.0	(a)
Iluka Resources Ltd.	9,031	57,416	6,617	0.0	(a)
Sandfire Resources NL	52,940	270,068	(1,583)	(0.0	)(a)

	107,919	409,201	5,948	0.0	(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	249,899	328,735	17,390	0.0	(a)
Santos Ltd.	69,361	327,259	21,481	0.0	(a)
Whitehaven Coal Ltd.	55,185	199,690	5,881	0.0	(a)
Woodside Petroleum Ltd.	2,171	54,304	814	0.0	(a)

	376,616	909,988	45,566	0.0	(a)

Total Long Positions of Total Return Basket Swaps	685,415	1,976,737	27,682	0.0	(a)

Short Positions
Common Stocks
Building Products
Reliance Worldwide Corp. Ltd.	(59,257)	(207,382)	(18,989)	(0.0	)(a)

Chemicals
Nufarm Ltd.	(43,336)	(196,997)	4,609	0.0	(a)

Construction Materials
Boral Ltd.	(8,617)	(31,173)	1,301	0.0	(a)

Diversified Financial Services
Challenger Ltd.	(5,008)	(26,432)	7,048	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(3,517)	(116,643)	(4,717)	(0.0	)(a)
Star Entertainment Grp Ltd. (The)	(11,054)	(35,768)	(1,513)	(0.0	)(a)
Tabcorp Holdings Ltd.	(3,494)	(11,841)	(77)	(0.0	)(a)

	(18,065)	(164,252)	(6,307)	(0.0	)(a)

IT Services
NEXTDC Ltd.*	(41,695)	(208,659)	(8,812)	(0.0	)(a)

Software
Xero Ltd.*	(6,504)	(207,215)	(8,987)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(182,482)	(1,042,110)	(30,137)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	502,933	934,627	(2,455)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/29/2019	$837,863	$5,528	$(5,097)	$431

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Capital Markets
Sole Realisation Co. plc*‡	153	—	—	0.0

Pharmaceuticals
BTG plc*	76,780	837,863	5,528	0.0	(a)

Total Long Positions of Total Return Basket Swaps	76,933	837,863	5,528	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	2/18/2020	$7,373	$13,804	$20,816	$34,620

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Oil, Gas & Consumable Fuels
MEG Energy Corp.*	40,693	168,167	2,525	0.0	(a)

Short Positions
Common Stocks
Oil, Gas & Consumable Fuels
Husky Energy, Inc.	(13,552)	(160,794)	11,279	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	27,141	7,373	13,804	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	11/18/2019	$65	$(334)	$441,199	$440,865

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Right
Media
Media General, Inc. CVR*‡	1,329	65	(334)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	11/18/2019	$754,416	$(8,497)	$(2,327)	$(10,824)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Health Care Providers & Services
Healthscope Ltd.	439,143	754,416	(8,497)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBID and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019	$2,887,063	$109,930	$138,594	$248,524

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	40,225	272,435	7,660	0.0	(a)

Distributors
Inchcape plc	17,000	127,916	(4,991)	(0.0	)(a)

Energy Equipment & Services
Hunting plc	29,690	217,367	(194)	(0.0	)(a)
Petrofac Ltd.	15,175	109,369	474	0.0	(a)

	44,865	326,736	280	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	24,402	291,433	12,311	0.0	(a)

Food & Staples Retailing
J Sainsbury plc	69,528	260,345	6,931	0.0	(a)
Wm Morrison Supermarkets plc	84,505	259,866	4,273	0.0	(a)

	154,033	520,211	11,204	0.0	(a)

Food Products
Tate & Lyle plc	27,605	249,185	(1,795)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Hotels, Restaurants & Leisure
Carnival plc	2,633	148,972	5,048	0.0	(a)
William Hill plc	52,989	122,645	450	0.0	(a)

	55,622	271,617	5,498	0.0	(a)

Household Durables
Berkeley Group Holdings plc	3,230	159,034	(3,671)	(0.0	)(a)
Persimmon plc	6,985	217,902	(1,515)	(0.0	)(a)
Redrow plc	23,163	176,643	1,357	0.0	(a)
Taylor Wimpey plc	99,541	215,830	(2,457)	(0.0	)(a)

	132,919	769,409	(6,286)	(0.0	)(a)

Machinery
Bodycote plc	18,052	180,358	(5,274)	(0.0	)(a)
Vesuvius plc	34,459	254,492	1,620	0.0	(a)

	52,511	434,850	(3,654)	(0.0	)(a)

Metals & Mining
Antofagasta plc	22,232	254,155	5,105	0.0	(a)
Centamin plc	113,376	175,349	4,399	0.0	(a)
Rio Tinto plc	2,735	151,306	10,582	0.0	(a)

	138,343	580,810	20,086	0.0	(a)

Multi-Utilities
Centrica plc	104,139	187,143	(149)	(0.0	)(a)

Oil, Gas & Consumable Fuels
BP plc	39,849	272,215	(1,277)	(0.0	)(a)
Royal Dutch Shell plc	8,233	255,624	(2,280)	(0.0	)(a)
Tullow Oil plc*	79,292	212,921	513	0.0	(a)

	127,374	740,760	(3,044)	(0.0	)(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	9,267	196,052	7,915	0.0	(a)

Total Long Positions of Total Return Basket Swaps	928,305	4,968,557	45,035	0.0	(a)

Short Positions
Common Stocks
Banks
Metro Bank plc*	(5,140)	(73,464)	74,423	0.1

Diversified Telecommunication Services
Inmarsat plc	(30,295)	(147,073)	10,855	0.0	(a)

Electrical Equipment
Melrose Industries plc	(65,334)	(144,815)	471	0.0	(a)

Health Care Providers & Services
NMC Health plc	(4,389)	(148,579)	10,216	0.0	(a)
Spire Healthcare Group plc(b)	(137,804)	(225,026)	(23,426)	(0.0	)(a)

	(142,193)	(373,605)	(13,210)	(0.0	)(a)

Household Durables
Crest Nicholson Holdings plc	(27,986)	(138,395)	(7,204)	(0.0	)(a)

Multi-Utilities
National Grid plc	(17,262)	(187,973)	(5,752)	(0.0	)(a)

Professional Services
Capita plc*	(108,685)	(165,657)	1,847	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(51,541)	(168,777)	(7,894)	(0.0	)(a)

Software
AVEVA Group plc	(4,641)	(165,897)	7,793	0.0	(a)

Specialty Retail
Kingfisher plc	(41,680)	(121,762)	2,202	0.0	(a)

Trading Companies & Distributors
Travis Perkins plc	(12,637)	(203,119)	5,933	0.0	(a)

Water Utilities
Severn Trent plc	(7,267)	(190,957)	(4,569)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(514,661)	(2,081,494)	64,895	0.1

Total of Long and Short Positions of Total Return Basket Swaps	413,644	2,887,063	109,930	0.1

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$2,650,660	$47,548	$341,739	$389,287

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Canadian Imperial Bank of Commerce	3,355	284,471	4,358	0.0	(a)

Chemicals
Methanex Corp.	5,488	299,053	(27,599)	(0.0	)(a)

Food & Staples Retailing
Empire Co. Ltd.	12,121	272,502	(4,943)	(0.0	)(a)

Insurance
iA Financial Corp., Inc.	8,344	309,959	396	0.0	(a)

IT Services
CGI Group, Inc.*	4,318	285,479	113	0.0	(a)

Leisure Products
BRP, Inc.	7,530	216,739	(14,799)	(0.0	)(a)

Media
Quebecor, Inc.	13,366	314,632	1,936	0.0	(a)

Metals & Mining
Teck Resources Ltd.	12,189	296,852	12,741	0.0	(a)

Oil, Gas & Consumable Fuels
Imperial Oil Ltd.	10,985	311,672	1,668	0.0	(a)
Parex Resources, Inc.*	20,862	312,783	346	0.0	(a)
Suncor Energy, Inc.	8,647	278,899	(722)	(0.0	)(a)

	40,494	903,354	1,292	0.0	(a)

Paper & Forest Products
Canfor Corp.*	22,009	303,515	18,623	0.0	(a)
Norbord, Inc.	10,252	296,492	1,279	0.0	(a)
West Fraser Timber Co. Ltd.	5,649	336,502	31,400	0.0	(a)

	37,910	936,509	51,302	0.0	(a)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	6,780	229,466	5,062	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	9,427	320,774	4,854	0.0	(a)

Total Long Positions of Total Return Basket Swaps	161,322	4,669,790	34,713	0.0	(a)

Short Positions
Common Stocks
Construction & Engineering
SNC-Lavalin Group, Inc.	(4,340)	(120,791)	38,115	0.0	(a)

Diversified Financial Services
Onex Corp.	(2,917)	(164,903)	9,738	0.0	(a)

Entertainment
Cineplex, Inc.	(4,085)	(88,419)	(1,518)	(0.0	)(a)

Food Products
Saputo, Inc.	(5,372)	(157,487)	3,510	0.0	(a)

Gas Utilities
AltaGas Ltd.	(10,322)	(105,659)	4,417	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Metals & Mining
Kinross Gold Corp.*	(47,548)	(158,861)	(9,685)	(0.0	)(a)
Yamana Gold, Inc.	(63,824)	(179,725)	(30,798)	(0.0	)(a)

	(111,372)	(338,586)	(40,483)	(0.0	)(a)

Multi-Utilities
Algonquin Power & Utilities Corp.	(16,751)	(184,982)	(4,150)	(0.0	)(a)
Canadian Utilities Ltd.	(7,467)	(191,967)	(2,453)	(0.0	)(a)

	(24,218)	(376,949)	(6,603)	(0.0	)(a)

Oil, Gas & Consumable Fuels
PrairieSky Royalty Ltd.	(11,299)	(163,214)	5,459	0.0	(a)
Seven Generations Energy Ltd.*	(18,345)	(142,409)	5,249	0.0	(a)
TransCanada Corp.	(3,990)	(169,688)	(1,771)	(0.0	)(a)

	(33,634)	(475,311)	8,937	0.0	(a)

Professional Services
Thomson Reuters Corp.*	(3,653)	(191,025)	(3,278)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(199,913)	(2,019,130)	12,835	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(38,591)	2,650,660	47,548	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019	$(29,494,428)	$(687,430)	$(3,774,608)	$(4,462,038)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Cubic Corp.	(3,143)	(202,001)	(6,034)	(0.0	)(a)
Kratos Defense & Security Solutions, Inc.*	(13,029)	(201,819)	(11,205)	(0.0	)(a)
Mercury Systems, Inc.*	(3,842)	(225,257)	(37,114)	(0.0	)(a)
Triumph Group, Inc.	(13,704)	(244,616)	(50,842)	(0.1)

	(33,718)	(873,693)	(105,195)	(0.1)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(8,153)	(193,634)	3,750	0.0	(a)
United Parcel Service, Inc.	(1,914)	(201,735)	(7,273)	(0.0	)(a)

	(10,067)	(395,369)	(3,523)	(0.0	)(a)

Airlines
Allegiant Travel Co.	(1,537)	(199,810)	(11,236)	(0.0	)(a)
American Airlines Group, Inc.	(5,389)	(192,765)	(9,700)	(0.0	)(a)

	(6,926)	(392,575)	(20,936)	(0.0	)(a)

Auto Components
Cooper Tire & Rubber Co.	(4,369)	(153,789)	(5,330)	(0.0	)(a)
Veoneer, Inc.*	(4,068)	(121,267)	12,122	0.0	(a)

	(8,437)	(275,056)	6,792	0.0	(a)

Beverages
Brown-Forman Corp.	(3,745)	(176,951)	(5,018)	(0.0	)(a)

Capital Markets
BlackRock, Inc.	(501)	(207,955)	2,189	0.0	(a)
Cboe Global Markets, Inc.	(1,856)	(173,109)	3,378	0.0	(a)
SEI Investments Co.	(3,933)	(186,975)	7,040	0.0	(a)
WisdomTree Investments, Inc.	(26,430)	(177,081)	3,965	0.0	(a)

	(32,720)	(745,120)	16,572	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Chemicals
Albemarle Corp.	(2,576)	(207,960)	(11,722)	(0.0	)(a)
Axalta Coating Systems Ltd.*	(7,719)	(197,761)	(4,496)	(0.0	)(a)
GCP Applied Technologies, Inc.*	(7,700)	(194,040)	462	0.0	(a)
International Flavors & Fragrances, Inc.	(1,423)	(201,753)	(5,294)	(0.0	)(a)
NewMarket Corp.	(441)	(176,881)	(238)	(0.0	)(a)
PQ Group Holdings, Inc.*	(13,415)	(201,896)	(1,744)	(0.0	)(a)
RPM International, Inc.	(3,578)	(204,518)	(6,968)	(0.0	)(a)
Valvoline, Inc.	(9,229)	(204,053)	(1,938)	(0.0	)(a)

	(46,081)	(1,588,862)	(31,938)	(0.0	)(a)

Commercial Services & Supplies
Brink’s Co. (The)	(2,710)	(200,675)	(4,499)	(0.0	)(a)

Communications Equipment
ADTRAN, Inc.	(15,142)	(220,770)	(40,732)	(0.0	)(a)
Extreme Networks, Inc.*	(34,203)	(258,575)	(37,623)	(0.0	)(a)
Infinera Corp.*	(18,973)	(83,481)	(3,415)	(0.0	)(a)

	(68,318)	(562,826)	(81,770)	(0.0	)(a)

Construction & Engineering
WillScot Corp.*	(18,656)	(191,224)	(4,140)	(0.0	)(a)

Construction Materials
Martin Marietta Materials, Inc.	(1,023)	(180,744)	3,877	0.0	(a)
Summit Materials, Inc.*	(14,285)	(217,989)	(2,857)	(0.0	)(a)
Vulcan Materials Co.	(1,807)	(183,681)	3,542	0.0	(a)

	(17,115)	(582,414)	4,562	0.0	(a)

Consumer Finance
LendingClub Corp.*	(25,472)	(81,256)	(1,528)	(0.0	)(a)

Diversified Telecommunication Services
Iridium Communications, Inc.*	(10,014)	(194,071)	(7,255)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.*	(2,621)	(199,065)	(7,365)	(0.0	)(a)
Cognex Corp.	(4,950)	(225,225)	(12,672)	(0.0	)(a)
Fitbit, Inc.*	(34,439)	(212,489)	(4,133)	(0.0	)(a)
II-VI, Inc.*	(5,750)	(218,270)	(20,642)	(0.0	)(a)

	(47,760)	(855,049)	(44,812)	(0.0	)(a)

Energy Equipment & Services
Baker Hughes a GE Co.	(8,254)	(194,547)	4,540	0.0	(a)
C&J Energy Services, Inc.*	(11,573)	(185,978)	1,273	0.0	(a)
Forum Energy Technologies, Inc.*	(38,626)	(189,653)	7,725	0.0	(a)
Nabors Industries Ltd.	(64,503)	(190,929)	(15,668)	(0.0	)(a)
Patterson-UTI Energy, Inc.	(16,701)	(202,583)	12,192	0.0	(a)
ProPetro Holding Corp.*	(13,617)	(222,502)	(12,119)	(0.0	)(a)
Select Energy Services, Inc.*	(21,685)	(184,322)	4,554	0.0	(a)
Superior Energy Services, Inc.*	(49,345)	(192,939)	(20,720)	(0.0	)(a)
US Silica Holdings, Inc.	(14,114)	(190,257)	6,069	0.0	(a)

	(238,418)	(1,753,710)	(12,154)	(0.0	)(a)

Entertainment
Netflix, Inc.*	(133)	(45,153)	(53)	(0.0	)(a)
Spotify Technology SA*	(1,477)	(200,060)	(7,735)	(0.0	)(a)

	(1,610)	(245,213)	(7,788)	(0.0	)(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.*	(8,871)	(204,388)	(7,008)	(0.0	)(a)

Food & Staples Retailing
PriceSmart, Inc.	(3,043)	(186,384)	14,241	0.0	(a)

Food Products
Hain Celestial Group, Inc. (The)*	(10,768)	(197,378)	2,477	0.0	(a)
Kraft Heinz Co. (The)	(4,153)	(199,593)	(2,512)	(0.0	)(a)
Sanderson Farms, Inc.	(1,634)	(201,145)	(8,372)	(0.0	)(a)

	(16,555)	(598,116)	(8,407)	(0.0	)(a)

Gas Utilities
South Jersey Industries, Inc.	(6,608)	(196,786)	2,422	0.0	(a)
Southwest Gas Holdings, Inc.	(2,517)	(197,132)	49	0.0	(a)

	(9,125)	(393,918)	2,471	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Health Care Equipment & Supplies
AxoGen, Inc.*	(12,313)	(203,164)	(5,846)	(0.0	)(a)
Heska Corp.*	(1,991)	(196,313)	(3,445)	(0.0	)(a)
Insulet Corp.*	(522)	(42,381)	(3,257)	(0.0	)(a)
iRhythm Technologies, Inc.*	(2,384)	(202,640)	(5,293)	(0.0	)(a)
Nevro Corp.*	(1,768)	(85,854)	(10,714)	(0.0	)(a)
Penumbra, Inc.*	(1,552)	(225,832)	(5,448)	(0.0	)(a)
ViewRay, Inc.*	(25,305)	(181,943)	15,436	0.0	(a)
Wright Medical Group NV*	(3,530)	(105,335)	(3,459)	(0.0	)(a)

	(49,365)	(1,243,462)	(22,026)	(0.0	)(a)

Health Care Technology
Evolent Health, Inc.*	(7,093)	(125,404)	6,951	0.0	(a)
Medidata Solutions, Inc.*	(2,607)	(184,993)	(3,910)	(0.0	)(a)
Teladoc Health, Inc.*	(2,624)	(168,461)	(4,776)	(0.0	)(a)

	(12,324)	(478,858)	(1,735)	(0.0	)(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	(17,643)	(161,257)	(3,352)	(0.0	)(a)
Golden Entertainment, Inc.*	(7,875)	(147,262)	10,631	0.0	(a)

	(25,518)	(308,519)	7,279	0.0	(a)

Household Durables
Installed Building Products, Inc.*	(4,059)	(170,924)	(13,029)	(0.0	)(a)
iRobot Corp.*	(150)	(13,469)	(36)	(0.0	)(a)
LGI Homes, Inc.*	(3,098)	(183,711)	(11,463)	(0.0	)(a)
Meritage Homes Corp.*	(3,924)	(176,894)	(22,048)	(0.0	)(a)
Mohawk Industries, Inc.*	(1,190)	(153,260)	(2,582)	(0.0	)(a)

	(12,421)	(698,258)	(49,158)	(0.0	)(a)

Household Products
Central Garden & Pet Co.*	(5,458)	(194,414)	1,740	0.0	(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(3,335)	(192,463)	(7,404)	(0.0	)(a)
TerraForm Power, Inc.	(15,927)	(189,213)	(4,619)	(0.0	)(a)

	(19,262)	(381,676)	(12,023)	(0.0	)(a)

Insurance
Alleghany Corp.	(282)	(178,100)	(3,375)	(0.0	)(a)
Markel Corp.*	(189)	(199,113)	2,777	0.0	(a)
ProAssurance Corp.	(4,668)	(199,137)	93	0.0	(a)
Willis Towers Watson plc	(1,151)	(187,371)	(4,754)	(0.0	)(a)

	(6,290)	(763,721)	(5,259)	(0.0	)(a)

Interactive Media & Services
Snap, Inc.*	(15,978)	(106,733)	(7,989)	(0.0	)(a)
TrueCar, Inc.*	(20,475)	(192,056)	4,280	0.0	(a)

	(36,453)	(298,789)	(3,709)	(0.0	)(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(41,663)	(157,070)	833	0.0	(a)
GrubHub, Inc.*	(1,950)	(156,780)	(11,140)	(0.0	)(a)
Wayfair, Inc.*	(346)	(37,873)	(2,532)	(0.0	)(a)

	(43,959)	(351,723)	(12,839)	(0.0	)(a)

IT Services
Gartner, Inc.*	(1,461)	(198,535)	(8,985)	(0.0	)(a)
InterXion Holding NV*	(3,165)	(190,027)	(1,836)	(0.0	)(a)
Twilio, Inc.*	(2,362)	(262,938)	(14,172)	(0.0	)(a)

	(6,988)	(651,500)	(24,993)	(0.0	)(a)

Leisure Products
Mattel, Inc.*	(13,693)	(162,125)	8,216	0.0	(a)

Machinery
Albany International Corp.	(2,787)	(191,356)	1,533	0.0	(a)
CIRCOR International, Inc.*	(7,854)	(217,163)	(3,770)	(0.0	)(a)
Deere & Co.	(1,199)	(196,636)	(7,754)	(0.0	)(a)
Evoqua Water Technologies Corp.*	(18,538)	(200,396)	(6,488)	(0.0	)(a)
Gardner Denver Holdings, Inc.*	(8,951)	(220,821)	(12,979)	(0.0	)(a)
John Bean Technologies Corp.	(2,687)	(213,455)	(1,182)	(0.0	)(a)
REV Group, Inc.	(24,727)	(205,481)	9,396	0.0	(a)
Wabtec Corp.	(2,427)	(167,851)	15,751	0.0	(a)

	(69,170)	(1,613,159)	(5,493)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Media
Altice USA, Inc.	(10,491)	(206,043)	(5,980)	(0.0	)(a)
Charter Communications, Inc.*	(592)	(195,982)	(23,473)	(0.0	)(a)
GCI Liberty, Inc.*	(4,257)	(216,681)	(30,906)	(0.1)
Liberty Broadband Corp.*	(850)	(72,267)	(8,007)	(0.0	)(a)
Liberty Global plc*	(8,483)	(206,985)	(19,002)	(0.0	)(a)
New York Times Co. (The)	(8,009)	(205,912)	(4,244)	(0.0	)(a)

	(32,682)	(1,103,870)	(91,612)	(0.1)

Metals & Mining
AK Steel Holding Corp.*	(70,143)	(206,922)	(16,133)	(0.0	)(a)
Century Aluminum Co.*	(21,201)	(195,049)	(3,303)	(0.0	)(a)
Compass Minerals International, Inc.	(1,198)	(62,596)	(4,385)	(0.0	)(a)
Constellium NV*	(24,102)	(198,600)	1,205	0.0	(a)
Hecla Mining Co.	(81,900)	(221,130)	(24,861)	(0.0	)(a)
TimkenSteel Corp.*	(13,932)	(177,354)	(15,046)	(0.0	)(a)

	(212,476)	(1,061,651)	(62,523)	(0.0	)(a)

Multi-Utilities
Dominion Energy, Inc.	(1,901)	(133,526)	(2,795)	(0.0	)(a)
Sempra Energy	(232)	(27,140)	(996)	(0.0	)(a)

	(2,133)	(160,666)	(3,791)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Callon Petroleum Co.*	(23,896)	(194,513)	(6,196)	(0.0	)(a)
Carrizo Oil & Gas, Inc.*	(15,753)	(193,447)	(13,641)	(0.0	)(a)
Centennial Resource Development, Inc.*	(13,900)	(183,063)	14,317	0.0	(a)
Concho Resources, Inc.*	(1,530)	(183,355)	7,696	0.0	(a)
Extraction Oil & Gas, Inc.*	(17,790)	(70,093)	17,968	0.0	(a)
Golar LNG Ltd.	(7,884)	(175,577)	6,859	0.0	(a)
Green Plains, Inc.	(13,270)	(188,567)	(2,123)	(0.0	)(a)
Matador Resources Co.*	(10,988)	(214,266)	4,615	0.0	(a)
Noble Energy, Inc.	(8,439)	(188,527)	(6,615)	(0.0	)(a)
Parsley Energy, Inc.*	(4,548)	(84,502)	3,047	0.0	(a)
SemGroup Corp.	(11,229)	(179,889)	14,485	0.0	(a)
WPX Energy, Inc.*	(15,079)	(184,868)	(2,937)	(0.0	)(a)

	(144,306)	(2,040,667)	37,475	0.0	(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(1,875)	(88,163)	(5,681)	(0.0	)(a)
Collegium Pharmaceutical, Inc.*	(10,721)	(171,643)	(2,680)	(0.0	)(a)
Intra-Cellular Therapies, Inc.*	(15,344)	(184,742)	7,825	0.0	(a)
Medicines Co. (The)*	(5,395)	(124,678)	(16,779)	(0.0	)(a)
Nektar Therapeutics*	(927)	(39,249)	3,578	0.0	(a)
Revance Therapeutics, Inc.*	(11,082)	(191,386)	4,962	0.0	(a)
Theravance Biopharma, Inc.*	(7,279)	(189,618)	8,444	0.0	(a)
WaVe Life Sciences Ltd.*	(3,764)	(140,209)	20,100	0.0	(a)
Zogenix, Inc.*	(4,912)	(214,900)	(2,947)	(0.0	)(a)

	(61,299)	(1,344,588)	16,822	0.0	(a)

Road & Rail
Heartland Express, Inc.	(10,692)	(213,947)	(641)	(0.0	)(a)
Hertz Global Holdings, Inc.*	(11,040)	(183,153)	6,403	0.0	(a)

	(21,732)	(397,100)	5,762	0.0	(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(3,231)	(78,869)	(11,761)	(0.0	)(a)
Cree, Inc.*	(4,120)	(207,772)	(8,322)	(0.0	)(a)
MACOM Technology Solutions Holdings, Inc.*	(2,677)	(48,266)	(3,641)	(0.0	)(a)
MaxLinear, Inc.*	(10,073)	(197,632)	(13,901)	(0.0	)(a)
Power Integrations, Inc.	(2,926)	(193,116)	(8,866)	(0.0	)(a)
Universal Display Corp.	(1,894)	(196,654)	(7,235)	(0.0	)(a)

	(24,921)	(922,309)	(53,726)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Software
2U, Inc.*	(3,498)	(198,861)	(2,847)	(0.0	)(a)
Benefitfocus, Inc.*	(3,278)	(183,404)	(6,556)	(0.0	)(a)
Box, Inc.*	(10,217)	(213,740)	(10,626)	(0.0	)(a)
Cloudera, Inc.*	(15,482)	(209,007)	(10,218)	(0.0	)(a)
FireEye, Inc.*	(12,013)	(212,390)	(14,238)	(0.0	)(a)
ForeScout Technologies, Inc.*	(7,105)	(216,702)	(18,721)	(0.0	)(a)
Instructure, Inc.*	(4,567)	(180,533)	(2,238)	(0.0	)(a)
PROS Holdings, Inc.*	(1,321)	(45,707)	(832)	(0.0	)(a)
RingCentral, Inc.*	(2,163)	(199,948)	(7,793)	(0.0	)(a)
Yext, Inc.*	(13,391)	(208,766)	(21,261)	(0.1)

	(73,035)	(1,869,058)	(95,330)	(0.1)

Specialty Retail
At Home Group, Inc.*	(7,314)	(161,200)	(2,624)	(0.0	)(a)
CarMax, Inc.*	(351)	(20,632)	1,102	0.0	(a)
Floor & Decor Holdings, Inc.*	(5,037)	(172,719)	(11,736)	(0.0	)(a)
L Brands, Inc.	(5,111)	(142,290)	(2,607)	(0.0	)(a)
Murphy USA, Inc.*	(1,965)	(144,526)	17,430	0.0	(a)
National Vision Holdings, Inc.*	(5,088)	(161,595)	7,581	0.0	(a)

	(24,866)	(802,962)	9,146	0.0	(a)

Technology Hardware, Storage & Peripherals
Cray, Inc.*	(8,843)	(194,015)	1,937	0.0	(a)
Pure Storage, Inc.*	(1,625)	(29,104)	(228)	(0.0	)(a)

	(10,468)	(223,119)	1,709	0.0	(a)

Thrifts & Mortgage Finance
LendingTree, Inc.*	(684)	(202,697)	(5,390)	(0.0	)(a)

Tobacco
Philip Morris International, Inc.	(2,488)	(190,879)	(7,290)	(0.0	)(a)
Vector Group Ltd.	(18,360)	(201,960)	(4,039)	(0.0	)(a)

	(20,848)	(392,839)	(11,329)	(0.0	)(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(5,544)	(205,405)	(8,039)	(0.0	)(a)
MRC Global, Inc.*	(13,551)	(211,667)	6,640	0.0	(a)
NOW, Inc.*	(14,376)	(194,507)	2,875	0.0	(a)
SiteOne Landscape Supply, Inc.*	(972)	(51,808)	3,606	0.0	(a)

	(34,443)	(663,387)	5,082	0.0	(a)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(4,774)	(206,094)	(6,922)	(0.0	)(a)

Water Utilities
American Water Works Co., Inc.	(280)	(26,788)	(470)	(0.0	)(a)
Aqua America, Inc.	(5,792)	(203,009)	(5,315)	(0.0	)(a)
California Water Service Group	(565)	(27,979)	(1,352)	(0.0	)(a)
SJW Group	(3,379)	(202,571)	(4,333)	(0.0	)(a)

	(10,016)	(460,347)	(11,470)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,588,945)	(29,494,428)	(687,430)	(0.3)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$13,081,515	$260,431	$726,507	$986,938

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Dassault Aviation SA	207	308,249	7,000	0.0	(a)
Safran SA	2,433	319,670	14,919	0.0	(a)
Thales SA	437	48,327	(130)	(0.0	)(a)

	3,077	676,246	21,789	0.0	(a)

Airlines
Air France-KLM*	25,131	316,134	(3,310)	(0.0	)(a)

Auto Components
Cie Plastic Omnium SA	8,287	227,892	2,457	0.0	(a)
Faurecia SA	4,564	199,673	4,168	0.0	(a)

	12,851	427,565	6,625	0.0	(a)

Automobiles
Peugeot SA	7,591	190,955	5,584	0.0	(a)

Chemicals
Arkema SA	2,710	256,766	(3,719)	(0.0	)(a)
Covestro AG(b)	4,466	246,789	(904)	(0.0	)(a)

	7,176	503,555	(4,623)	(0.0	)(a)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	7,508	310,713	7,142	0.0	(a)
Eiffage SA	3,362	314,973	13,081	0.0	(a)
HOCHTIEF AG	1,911	285,823	15,148	0.1

	12,781	911,509	35,371	0.1

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	18,350	298,387	(12,391)	(0.0	)(a)

Electric Utilities
Endesa SA	12,569	314,369	9,501	0.0	(a)
Enel SpA	51,407	310,700	8,115	0.0	(a)
Red Electrica Corp. SA	13,520	311,574	6,902	0.0	(a)
Terna Rete Elettrica Nazionale SpA	44,155	272,130	2,449	0.0	(a)
Verbund AG	5,884	300,716	4,956	0.0	(a)

	127,535	1,509,489	31,923	0.0	(a)

Electrical Equipment
Schneider Electric SE	3,937	280,006	8,420	0.0	(a)
Signify NV(b)	11,628	288,060	8,924	0.0	(a)

	15,565	568,066	17,344	0.0	(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	11,811	311,174	5,297	0.0	(a)

Gas Utilities
Italgas SpA	51,181	309,872	2,193	0.0	(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	7,756	305,781	26,960	0.0	(a)
Independent Power and Renewable Electricity Producers
ERG SpA	15,378	301,291	(10,042)	(0.0	)(a)
Uniper SE	8,365	242,558	5,445	0.0	(a)

	23,743	543,849	(4,597)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Insurance
Aegon NV	47,598	245,213	(2,467)	(0.0	)(a)
Ageas	5,717	265,820	(3,074)	(0.0	)(a)
ASR Nederland NV	7,160	301,996	(2,626)	(0.0	)(a)
NN Group NV	6,305	266,243	(4,600)	(0.0	)(a)
Poste Italiane SpA(b)	32,131	276,703	(2,296)	(0.0	)(a)
UnipolSai Assicurazioni SpA	116,794	291,539	(1,279)	(0.0	)(a)

	215,705	1,647,514	(16,342)	(0.0	)(a)

IT Services
Amadeus IT Group SA	2,984	216,992	(5,029)	(0.0	)(a)
CANCOM SE	7,389	286,831	15,681	0.0	(a)

	10,373	503,823	10,652	0.0	(a)

Life Sciences Tools & Services
Gerresheimer AG	4,414	298,921	(5,590)	(0.0	)(a)

Machinery
Fincantieri SpA	175,523	203,153	10,047	0.0	(a)
Valmet OYJ	12,730	286,816	(1,241)	(0.0	)(a)

	188,253	489,969	8,806	0.0	(a)

Media
Eutelsat Communications SA	10,320	218,853	4,210	0.0	(a)
Mediaset Espana Comunicacion SA	41,680	293,661	18,896	0.0	(a)
ProSiebenSat.1 Media SE	14,525	259,280	9,333	0.0	(a)
Publicis Groupe SA	4,874	297,606	1,655	0.0	(a)

	71,399	1,069,400	34,094	0.0	(a)

Metals & Mining
Aperam SA	10,536	321,612	8,393	0.0	(a)
Eramet	3,078	214,470	(26,327)	(0.0	)(a)

	13,614	536,082	(17,934)	(0.0	)(a)

Multi-Utilities
A2A SpA	169,001	308,364	1,651	0.0	(a)
Engie SA	17,866	286,416	3,499	0.0	(a)
Hera SpA	82,762	279,698	10,081	0.0	(a)

	269,629	874,478	15,231	0.0	(a)

Oil, Gas & Consumable Fuels
Enagas SA	9,297	270,989	4,738	0.0	(a)
Eni SpA	12,776	216,628	3,020	0.0	(a)
Galp Energia SGPS SA	16,444	256,930	(13,298)	(0.0	)(a)
Neste OYJ	3,464	317,373	4,625	0.0	(a)
OMV AG	6,233	309,922	6,801	0.0	(a)
Repsol SA	16,037	281,498	6,142	0.0	(a)
Saras SpA	130,205	277,428	8,464	0.0	(a)
TOTAL SA	4,767	261,332	1,733	0.0	(a)

	199,223	2,192,100	22,225	0.0	(a)

Paper & Forest Products
Ence Energia y Celulosa SA	26,857	208,550	9,480	0.0	(a)
UPM-Kymmene OYJ	8,941	259,662	(2,638)	(0.0	)(a)

	35,798	468,212	6,842	0.0	(a)

Pharmaceuticals
Merck KGaA	2,588	271,738	3,652	0.0	(a)
Sanofi	3,651	317,337	12,497	0.0	(a)
UCB SA	3,314	287,168	(506)	(0.0	)(a)

	9,553	876,243	15,643	0.0	(a)

Real Estate Management & Development
Aroundtown SA	5,113	45,228	691	0.0	(a)
LEG Immobilien AG	2,591	304,368	18,433	0.0	(a)
Nexity SA	5,877	274,484	2,356	0.0	(a)
TAG Immobilien AG	11,043	279,099	12,845	0.0	(a)

	24,624	903,179	34,325	0.0	(a)

Semiconductors & Semiconductor Equipment
Siltronic AG	3,114	309,373	23,488	0.0	(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	539	227,551	13,225	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,370,786	17,269,427	272,830	0.1

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Air Freight & Logistics
bpost SA	(13,823)	(126,721)	5,200	0.0	(a)

Auto Components
Brembo SpA	(10,284)	(117,473)	(917)	(0.0	)(a)
Gestamp Automocion SA(b)	(23,618)	(138,147)	5,602	0.0	(a)
Nokian Renkaat OYJ	(2,954)	(98,278)	809	0.0	(a)

	(36,856)	(353,898)	5,494	0.0	(a)

Banks
Commerzbank AG*	(18,203)	(131,014)	8,186	0.0	(a)

Capital Markets
Banca Generali SpA	(6,132)	(144,660)	(901)	(0.0	)(a)

Chemicals
K+S AG (Registered)	(7,934)	(154,513)	674	0.0	(a)
OCI NV*	(2,481)	(52,467)	4,579	0.0	(a)
Umicore SA	(3,520)	(148,816)	(4,313)	(0.0	)(a)

	(13,935)	(355,796)	940	0.0	(a)

Commercial Services & Supplies
Elis SA	(9,857)	(159,449)	(5,099)	(0.0	)(a)

Diversified Financial Services
Wendel SA	(1,492)	(181,808)	3,283	0.0	(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(6,186)	(174,319)	(3,033)	(0.0	)(a)

Energy Equipment & Services
CGG SA*	(66,194)	(124,400)	(10,607)	(0.0	)(a)

Food Products
Kerry Group plc	(1,728)	(176,444)	5,971	0.0	(a)

Health Care Providers & Services
Orpea	(1,397)	(138,490)	4,078	0.0	(a)

Hotels, Restaurants & Leisure
Sodexo SA	(1,372)	(142,827)	5,046	0.0	(a)

Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(3,367)	(124,355)	2,590	0.0	(a)
Rocket Internet SE*(b)	(6,410)	(161,780)	(1,053)	(0.0	)(a)
Zalando SE*(b)	(1,344)	(41,010)	(44)	(0.0	)(a)

	(11,121)	(327,145)	1,493	0.0	(a)

IT Services
Bechtle AG	(1,952)	(155,321)	(905)	(0.0	)(a)

Life Sciences Tools & Services
MorphoSys AG*	(128)	(13,848)	1,038	0.0	(a)

Machinery
Duerr AG	(3,722)	(152,446)	(2,330)	(0.0	)(a)
GEA Group AG	(848)	(23,363)	119	0.0	(a)
Outotec OYJ*	(30,032)	(123,288)	4,238	0.0	(a)

	(34,602)	(299,097)	2,027	0.0	(a)

Media
Altice Europe NV*	(40,851)	(83,330)	(1,796)	(0.0	)(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(4,437)	(160,406)	142	0.0	(a)
Bekaert SA	(6,565)	(176,823)	(6,710)	(0.0	)(a)
thyssenkrupp AG*	(486)	(8,637)	249	0.0	(a)

	(11,488)	(345,866)	(6,319)	(0.0	)(a)

Multi-Utilities
E.ON SE	(14,640)	(162,744)	(9,647)	(0.0	)(a)
RWE AG	(5,713)	(142,091)	(9,610)	(0.0	)(a)
Suez	(13,757)	(176,122)	6,998	0.0	(a)

	(34,110)	(480,957)	(12,259)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
SOITEC*	(1,222)	(93,847)	(9,834)	(0.0	)(a)

Transportation Infrastructure
Aeroports de Paris	(934)	(178,675)	(4,402)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(313,583)	(4,187,912)	(12,399)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,057,203	13,081,515	260,431	0.1

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	9/12/2019	$(169,984)	$15,775	$(60,180)	$(44,405)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(b)	1,427	120,307	(1,308)	(0.0	)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	1,423	267,063	9,923	0.0	(a)

Machinery
Georg Fischer AG (Registered)	48	42,547	(433)	(0.0	)(a)

Pharmaceuticals
Roche Holding AG	964	253,399	6,021	0.0	(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	2,418	248,762	(701)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	6,280	932,078	13,502	0.0	(a)

Short Positions
Common Stocks
Air Freight & Logistics
Panalpina Welttransport Holding AG (Registered)	(1,099)	(193,373)	2,227	0.0	(a)

Chemicals
Clariant AG (Registered)*	(8,962)	(178,013)	1,130	0.0	(a)
EMS-Chemie Holding AG (Registered)	(335)	(167,321)	3,978	0.0	(a)

	(9,297)	(345,334)	5,108	0.0	(a)

Machinery
Schindler Holding AG	(703)	(149,542)	(2,936)	(0.0	)(a)

Marine
Kuehne + Nagel International AG (Registered)	(1,244)	(168,227)	953	0.0	(a)

Professional Services
DKSH Holding AG	(2,537)	(190,151)	(93)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
ams AG*	(2,068)	(55,435)	(2,986)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(16,948)	(1,102,062)	2,273	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(10,668)	(169,984)	15,775	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	9/12/2019	$12,852,795	$159,605	$320,926	$480,531

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Keihin Corp.	12,500	223,768	1,473	0.0	(a)
Showa Corp.	16,600	214,042	674	0.0	(a)
TS Tech Co. Ltd.	8,000	240,695	11,123	0.0	(a)

	37,100	678,505	13,270	0.0	(a)

Banks
Resona Holdings, Inc.	53,900	272,334	(324)	(0.0	)(a)

Beverages
Kirin Holdings Co. Ltd.	12,000	286,486	11,015	0.0	(a)

Chemicals
Asahi Kasei Corp.	25,600	280,894	12,898	0.0	(a)
Daicel Corp.	27,100	284,234	2,330	0.0	(a)
KH Neochem Co. Ltd.	12,200	287,083	1,820	0.0	(a)
Mitsubishi Chemical Holdings Corp.	25,900	222,572	10,350	0.0	(a)
Mitsubishi Gas Chemical Co., Inc.	12,900	204,035	1,412	0.0	(a)
Sumitomo Bakelite Co. Ltd.	7,900	294,558	9,847	0.0	(a)
Sumitomo Chemical Co. Ltd.	57,200	298,389	(2,011)	(0.0	)(a)
Tokuyama Corp.	12,800	298,743	(995)	(0.0	)(a)
Tosoh Corp.	21,700	308,195	14,273	0.1
Ube Industries Ltd.*	13,100	296,228	14,257	0.0	(a)

	216,400	2,774,931	64,181	0.1

Construction & Engineering
Hazama Ando Corp.	41,200	272,883	(3,202)	(0.0	)(a)
Kyowa Exeo Corp.	12,400	304,770	478	0.0	(a)
Kyudenko Corp.*	7,900	284,014	1,180	0.0	(a)
Maeda Corp.*	30,300	299,336	9,717	0.0	(a)
Sumitomo Mitsui Construction Co. Ltd.*	45,700	291,838	6,097	0.0	(a)
Taisei Corp.	4,500	211,871	5,700	0.0	(a)

	142,000	1,664,712	19,970	0.0	(a)

Diversified Financial Services
Mitsubishi UFJ Lease & Finance Co. Ltd.	55,800	285,634	821	0.0	(a)
ORIX Corp.	18,000	271,509	(8,735)	(0.0	)(a)

	73,800	557,143	(7,914)	(0.0	)(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	5,900	253,630	9,556	0.0	(a)

Electric Utilities
Chubu Electric Power Co., Inc.	19,200	303,908	(8,159)	(0.0	)(a)
Kansai Electric Power Co., Inc. (The)	17,900	272,465	(10,891)	(0.0	)(a)
Tokyo Electric Power Co. Holdings, Inc.*	42,500	261,585	(27,945)	(0.0	)(a)

	79,600	837,958	(46,995)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Japan Aviation Electronics Industry Ltd.*	22,700	295,840	17,944	0.0	(a)
Maruwa Co. Ltd.	5,200	305,920	20,853	0.0	(a)

	27,900	601,760	38,797	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Entertainment
Capcom Co. Ltd.	13,600	292,743	11,502	0.0	(a)
GungHo Online Entertainment, Inc.	140,800	332,449	28,530	0.0	(a)

	154,400	625,192	40,032	0.0	(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	9,800	302,744	6,215	0.0	(a)

Food Products
Fuji Oil Holdings, Inc.	9,300	293,432	(8,170)	(0.0	)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	10,700	294,907	(4,181)	(0.0	)(a)
Medipal Holdings Corp.	12,900	297,746	4,764	0.0	(a)
Suzuken Co. Ltd.	5,100	267,779	(3,779)	(0.0	)(a)

	28,700	860,432	(3,196)	(0.0	)(a)

Hotels, Restaurants & Leisure
Round One Corp.	23,800	270,789	25,261	0.0	(a)

Household Durables
Casio Computer Co. Ltd.	19,300	256,681	8,953	0.0	(a)
Nikon Corp.	14,000	239,378	20,880	0.0	(a)
Sony Corp.	5,000	250,535	2,530	0.0	(a)

	38,300	746,594	32,363	0.0	(a)

Interactive Media & Services
Mixi, Inc.	10,300	261,107	2,075	0.0	(a)

IT Services
NET One Systems Co. Ltd.	15,800	331,139	26,155	0.0	(a)
Nihon Unisys Ltd.	11,200	267,725	(7,365)	(0.0	)(a)

	27,000	598,864	18,790	0.0	(a)

Machinery
DMG Mori Co. Ltd.	24,600	334,869	23,325	0.1
Hitachi Construction Machinery Co. Ltd.	10,800	274,285	4,208	0.0	(a)
IHI Corp.	10,100	319,884	16,313	0.0	(a)
Japan Steel Works Ltd. (The)	17,300	320,126	12,592	0.0	(a)
OKUMA Corp.	5,700	294,809	10,614	0.0	(a)
Star Micronics Co. Ltd.	20,100	295,255	6,428	0.0	(a)
Takeuchi Manufacturing Co. Ltd.*	16,500	300,592	10,760	0.0	(a)

	105,100	2,139,820	84,240	0.1

Oil, Gas & Consumable Fuels
Cosmo Energy Holdings Co. Ltd.*	13,400	303,370	12,547	0.0	(a)
JXTG Holdings, Inc.	38,800	211,931	4,457	0.0	(a)

	52,200	515,301	17,004	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	12,500	185,478	7,172	0.0	(a)
Kaken Pharmaceutical Co. Ltd.	5,700	269,276	(8,032)	(0.0	)(a)
Shionogi & Co. Ltd.	1,800	111,020	1,935	0.0	(a)
Sumitomo Dainippon Pharma Co. Ltd.	8,000	188,351	(84,507)	(0.0	)(a)
Taisho Pharmaceutical Holdings Co. Ltd.	2,600	264,080	(8,503)	(0.0	)(a)

	30,600	1,018,205	(91,935)	(0.0	)(a)

Road & Rail
Central Japan Railway Co.	1,300	280,959	2,760	0.0	(a)
Sankyu, Inc.	5,800	282,724	1,055	0.0	(a)
Seino Holdings Co. Ltd.	20,700	286,173	1,487	0.0	(a)

	27,800	849,856	5,302	0.0	(a)

Semiconductors & Semiconductor Equipment
Advantest Corp.	13,200	302,102	29,358	0.0	(a)

Specialty Retail
Aoyama Trading Co. Ltd.	9,000	224,888	(19)	(0.0	)(a)
Shimachu Co. Ltd.	7,900	226,380	(2,073)	(0.0	)(a)

	16,900	451,268	(2,092)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	18,700	315,581	11,982	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Trading Companies & Distributors
ITOCHU Corp.	15,500	284,335	5,978	0.0	(a)
Kanamoto Co. Ltd.	10,000	277,847	7,079	0.0	(a)
Marubeni Corp.	35,400	275,929	9,770	0.0	(a)
Mitsubishi Corp.	10,200	298,944	8,364	0.0	(a)
Mitsui & Co. Ltd.	17,400	284,280	1,227	0.0	(a)
Sojitz Corp.	74,300	285,664	5,977	0.0	(a)

	162,800	1,706,999	38,395	0.0	(a)

Wireless Telecommunication Services
KDDI Corp.	10,900	272,333	2,243	0.0	(a)
NTT DOCOMO, Inc.	6,500	156,174	2,238	0.0	(a)

	17,400	428,507	4,481	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,394,900	19,614,252	311,661	0.2

Short Positions
Common Stocks
Auto Components
Toyo Tire Corp.	(7,900)	(111,055)	(5,871)	(0.0	)(a)

Banks
Suruga Bank Ltd.	(48,600)	(208,570)	(7,449)	(0.0	)(a)

Building Products
TOTO Ltd.	(4,000)	(155,338)	(6,788)	(0.0	)(a)

Chemicals
Hitachi Chemical Co. Ltd.	(11,100)	(183,091)	(10,515)	(0.0	)(a)
Nippon Paint Holdings Co. Ltd.	(4,900)	(164,447)	(2,723)	(0.0	)(a)
Tokyo Ohka Kogyo Co. Ltd.	(5,100)	(143,405)	(2,465)	(0.0	)(a)

	(21,100)	(490,943)	(15,703)	(0.0	)(a)

Commercial Services & Supplies
Sohgo Security Services Co. Ltd.	(3,800)	(165,869)	11,675	0.0	(a)
Toppan Printing Co. Ltd.	(11,600)	(190,112)	(2,984)	(0.0	)(a)

	(15,400)	(355,981)	8,691	0.0	(a)

Construction & Engineering
Chiyoda Corp.*	(71,300)	(216,629)	8,513	0.0	(a)

Consumer Finance
Aiful Corp.*	(4,100)	(10,490)	(327)	(0.0	)(a)

Containers & Packaging
FP Corp.	(3,100)	(176,117)	4,856	0.0	(a)

Electrical Equipment
GS Yuasa Corp.*	(6,200)	(129,414)	4,777	0.0	(a)
Mabuchi Motor Co. Ltd.	(5,600)	(196,420)	(17,428)	(0.0	)(a)

	(11,800)	(325,834)	(12,651)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd.	(1,400)	(150,375)	(4,739)	(0.0	)(a)
Murata Manufacturing Co. Ltd.	(100)	(15,022)	(2,379)	(0.0	)(a)

	(1,500)	(165,397)	(7,118)	(0.0	)(a)

Food & Staples Retailing
Cosmos Pharmaceutical Corp.	(900)	(172,302)	(6,130)	(0.0	)(a)

Food Products
Calbee, Inc.*	(5,500)	(177,111)	1,130	0.0	(a)
Kewpie Corp.	(7,100)	(161,367)	2,756	0.0	(a)

	(12,600)	(338,478)	3,886	0.0	(a)

Hotels, Restaurants & Leisure
Resorttrust, Inc.	(8,600)	(120,563)	9,212	0.0	(a)
Saizeriya Co. Ltd.*	(8,400)	(159,616)	(1,885)	(0.0	)(a)
Toridoll Holdings Corp.*	(8,800)	(160,666)	(5,840)	(0.0	)(a)

	(25,800)	(440,845)	1,487	0.0	(a)

Household Durables
Panasonic Corp.	(13,700)	(134,153)	(1,024)	(0.0	)(a)

Interactive Media & Services
LINE Corp.*	(400)	(14,403)	669	0.0	(a)

IT Services
GMO Payment Gateway, Inc.*	(4,100)	(212,229)	(18,261)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
Daifuku Co. Ltd.	(3,100)	(155,794)	(9,203)	(0.0	)(a)
Kawasaki Heavy Industries Ltd.	(7,500)	(188,952)	(10,249)	(0.1)
MISUMI Group, Inc.	(5,900)	(135,045)	1,652	0.0	(a)
Mitsui E&S Holdings Co. Ltd.*	(8,800)	(99,305)	(2,194)	(0.0	)(a)
Miura Co. Ltd.	(5,500)	(137,203)	(3,039)	(0.0	)(a)
NGK Insulators Ltd.	(10,400)	(159,935)	(4,860)	(0.0	)(a)

	(41,200)	(876,234)	(27,893)	(0.1)

Marine
Kawasaki Kisen Kaisha Ltd.*	(3,300)	(43,062)	1,530	0.0	(a)

Media
Vector, Inc.*	(15,900)	(207,238)	(24,622)	(0.0	)(a)

Metals & Mining
Hitachi Metals Ltd.	(16,300)	(183,375)	(1,575)	(0.0	)(a)
Mitsubishi Materials Corp.	(5,800)	(166,029)	(1,501)	(0.0	)(a)
UACJ Corp.*	(8,600)	(185,474)	(3,689)	(0.0	)(a)

	(30,700)	(534,878)	(6,765)	(0.0	)(a)

Multiline Retail
Pan Pacific International Holdings Corp.	(2,200)	(127,933)	(1,093)	(0.0	)(a)
Takashimaya Co. Ltd.	(10,000)	(135,898)	(395)	(0.0	)(a)

	(12,200)	(263,831)	(1,488)	(0.0	)(a)

Paper & Forest Products
Nippon Paper Industries Co. Ltd.*	(9,600)	(188,239)	2,553	0.0	(a)

Pharmaceuticals
Nippon Shinyaku Co. Ltd.	(2,200)	(139,811)	(9,909)	(0.0	)(a)
Ono Pharmaceutical Co. Ltd.	(6,200)	(135,446)	(329)	(0.0	)(a)

	(8,400)	(275,257)	(10,238)	(0.0	)(a)

Professional Services
Persol Holdings Co. Ltd.	(8,400)	(149,569)	(1,438)	(0.0	)(a)

Road & Rail
Keikyu Corp.	(11,300)	(192,463)	(2,114)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(200)	(1,153)	(89)	(0.0	)(a)
Rohm Co. Ltd.	(2,700)	(190,565)	(19,187)	(0.0	)(a)

	(2,900)	(191,718)	(19,276)	(0.0	)(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(900)	(117,198)	(1,683)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(12,400)	(193,006)	(7,402)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(403,500)	(6,761,457)	(152,056)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	991,400	12,852,795	159,605	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019	$190,982	$25,200	$85,054	$110,254

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	49,900	197,831	(25,084)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Food & Staples Retailing
Metcash Ltd.	89,086	160,763	1,447	0.0	(a)

IT Services
Computershare Ltd.	16,828	218,001	(4,636)	(0.0	)(a)

Media
Nine Entertainment Co. Holdings Ltd.	125,170	132,885	(13,879)	(0.0	)(a)

Metals & Mining
Alumina Ltd.	116,520	207,228	2,319	0.0	(a)
Iluka Resources Ltd.	41,151	261,622	30,150	0.0	(a)
Sandfire Resources NL	7,882	40,209	(236)	(0.0	)(a)

	165,553	509,059	32,233	0.0	(a)

Oil, Gas & Consumable Fuels
Whitehaven Coal Ltd.	29,681	107,402	3,163	0.0	(a)
Woodside Petroleum Ltd.	9,884	247,233	3,704	0.0	(a)

	39,565	354,635	6,867	0.0	(a)

Total Long Positions of Total Return Basket Swaps	486,102	1,573,174	(3,052)	0.0	(a)

Short Positions
Common Stocks
Chemicals
Orica Ltd.	(14,611)	(182,398)	3,525	0.0	(a)

Construction Materials
Boral Ltd.	(43,679)	(158,018)	6,596	0.0	(a)

Containers & Packaging
Amcor Ltd.	(19,990)	(198,475)	(3,843)	(0.0	)(a)

Diversified Financial Services
Challenger Ltd.	(23,587)	(124,490)	33,193	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(1,491)	(49,450)	(1,999)	(0.0	)(a)
Star Entertainment Grp Ltd. (The)	(38,221)	(123,672)	(5,232)	(0.0	)(a)
Tabcorp Holdings Ltd.	(47,061)	(159,488)	(1,040)	(0.0	)(a)

	(86,773)	(332,610)	(8,271)	(0.0	)(a)

Metals & Mining
Mineral Resources Ltd.	(16,846)	(194,815)	1,648	0.0	(a)

Transportation Infrastructure
Qube Holdings Ltd.	(97,680)	(191,386)	(4,596)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(303,166)	(1,382,192)	28,252	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	182,936	190,982	25,200	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day LIBID, one month BBSW and one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019 - 11/15/2021	$4,013,972	$81,248	$(62,506)	$18,742

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Capital Markets
Sole Realisation Co. plc*‡	698	—	(633)	(0.0	)(a)

Containers & Packaging
RPC Group plc	261,905	2,727,029	92,386	0.1

Industrial Conglomerates
Smiths Group plc	35,354	671,354	(5,564)	(0.0	)(a)

Insurance
Prudential plc	31,478	615,589	(4,941)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	329,435	4,013,972	81,248	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019 - 9/16/2021	$37,425,068	$137,156	$1,796,254	$1,933,410

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Automobiles
Fiat Chrysler Automobiles NV*	26,400	454,344	11,352	0.0	(a)

Banks
MB Financial, Inc.	35,383	1,570,298	(7,784)	(0.0	)(a)
National Commerce Corp.*	5,553	226,090	8,024	0.0	(a)
Regions Financial Corp.	29,000	439,930	(15,370)	(0.0	)(a)

	69,936	2,236,318	(15,130)	(0.0	)(a)

Biotechnology
Celgene Corp.*	8,644	764,648	18,930	0.0	(a)
Ironwood Pharmaceuticals, Inc.*	78,800	1,076,408	59,100	0.1
Loxo Oncology, Inc.*	12,397	2,908,336	13,637	0.0	(a)
Spark Therapeutics, Inc.*	3,200	153,024	8,768	0.0	(a)

	103,041	4,902,416	100,435	0.1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Building Products
Apogee Enterprises, Inc.	3,500	119,245	(630)	(0.0	)(a)
Masonite International Corp.*	8,600	491,920	40,678	0.0	(a)

	12,100	611,165	40,048	0.0	(a)

Commercial Services & Supplies
KAR Auction Services, Inc.	11,900	618,919	1,071	0.0	(a)
LSC Communications, Inc.	37,372	296,360	(7,848)	(0.0	)(a)

	49,272	915,279	(6,777)	(0.0	)(a)

Communications Equipment
Finisar Corp.*	140,836	3,208,244	149,286	0.1

Construction & Engineering
Arcosa, Inc.	4,700	138,321	(1,786)	(0.0	)(a)

Consumer Finance
Navient Corp.	42,200	481,080	20,678	0.0	(a)

Containers & Packaging
Bemis Co., Inc.	32,298	1,577,434	48,447	0.0	(a)

Diversified Consumer Services
Sotheby’s*	10,500	424,095	(17,850)	(0.0	)(a)

Diversified Financial Services
Voya Financial, Inc.	10,300	478,229	11,124	0.0	(a)

Electric Utilities
PPL Corp.	14,300	447,876	17,875	0.0	(a)

Electronic Equipment, Instruments & Components
Electro Scientific Industries, Inc.*	35,156	1,054,680	352	0.0	(a)
Jabil, Inc.	17,200	458,380	21,156	0.0	(a)
Orbotech Ltd.*	25,783	1,581,271	75,028	0.1

	78,139	3,094,331	96,536	0.1

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Energy Equipment & Services
Basic Energy Services, Inc.*	2,131	10,122	(1,641)	(0.0	)(a)

Entertainment
Pandora Media, Inc.*	273,431	2,291,352	(82,029)	(0.0	)(a)

Health Care Providers & Services
DaVita, Inc.*	7,800	437,814	(9,672)	(0.0	)(a)
Henry Schein, Inc.*	9,200	714,840	(14,720)	(0.0	)(a)
MEDNAX, Inc.*	12,300	444,153	(8,364)	(0.0	)(a)

	29,300	1,596,807	(32,756)	(0.0	)(a)

Health Care Technology
athenahealth, Inc.*	16,605	2,237,358	15,111	0.0	(a)

Hotels, Restaurants & Leisure
Starbucks Corp.	6,500	442,910	22,360	0.0	(a)

Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	10,500	429,555	5,985	0.0	(a)

Insurance
Stewart Information Services Corp.	13,923	618,877	11,834	0.0	(a)
Third Point Reinsurance Ltd.*	43,100	452,981	12,930	0.0	(a)
White Mountains Insurance Group Ltd.	500	446,790	790	0.0	(a)

	57,523	1,518,648	25,554	0.0	(a)

Internet & Direct Marketing Retail
Nutrisystem, Inc.	32,995	1,432,313	(4,289)	(0.0	)(a)

IT Services
First Data Corp.*	140,192	3,455,733	238,326	0.1
Luxoft Holding, Inc.*	23,846	1,383,784	9,062	0.0	(a)
Perficient, Inc.*	18,100	461,731	7,230	0.0	(a)
Travelport Worldwide Ltd.	146,593	2,295,646	(8,795)	(0.0	)(a)

	328,731	7,596,894	245,823	0.1

Leisure Products
Brunswick Corp.	12,200	613,904	(244)	(0.0	)(a)

Life Sciences Tools & Services
Pacific Biosciences of California, Inc.*	86,609	599,334	(36,376)	(0.0	)(a)

Machinery
Wabash National Corp.	30,500	425,170	(41,175)	(0.0	)(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Media
Gannett Co., Inc.	63,550	704,770	(10,168)	(0.0	)(a)
Sinclair Broadcast Group, Inc.	14,700	452,907	5,439	0.0	(a)

	78,250	1,157,677	(4,729)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Arch Coal, Inc.	4,300	378,959	7,310	0.0	(a)
Newfield Exploration Co.*	126,380	2,310,226	(36,650)	(0.0	)(a)
Penn Virginia Corp.*	15,730	825,196	(41,370)	(0.0	)(a)
QEP Resources, Inc.*	83,813	693,134	(61,184)	(0.1)
Roan Resources, Inc.*	8,500	91,290	(3,485)	(0.0	)(a)
WildHorse Resource Development Corp.*	126,825	2,152,220	(233,358)	(0.1)

	365,548	6,451,025	(368,737)	(0.2)

Professional Services
ManpowerGroup, Inc.	6,200	489,986	28,458	0.0	(a)
Navigant Consulting, Inc.	17,200	445,824	6,880	0.0	(a)

	23,400	935,810	35,338	0.0	(a)

Real Estate Management & Development
Realogy Holdings Corp.	25,800	457,950	(13,932)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	5,500	478,665	34,320	0.0	(a)
Teradyne, Inc.	13,400	482,266	41,406	0.0	(a)
Versum Materials, Inc.	14,500	533,165	(5,742)	(0.0	)(a)

	33,400	1,494,096	69,984	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Software
Oracle Corp.	8,900	447,047	8,544	0.0	(a)
Red Hat, Inc.*	15,009	2,669,201	34,971	0.0	(a)
SendGrid, Inc.*	54,194	2,930,811	182,634	0.1

	78,103	6,047,059	226,149	0.1

Specialty Retail
Asbury Automotive Group, Inc.*	1,800	127,170	(3,564)	(0.0	)(a)
Signet Jewelers Ltd.	12,100	294,756	(12,705)	(0.0	)(a)
Sleep Number Corp.*	12,500	450,000	375	0.0	(a)

	26,400	871,926	(15,894)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	30,200	470,818	27,482	0.0	(a)
Stratasys Ltd.*	25,100	640,803	106,675	0.1

	55,300	1,111,621	134,157	0.1

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.	13,702	213,614	3,288	0.0	(a)

Trading Companies & Distributors
Nexeo Solutions, Inc.*	28,562	268,483	7,997	0.0	(a)

Total Long Positions of Total Return Basket Swaps	2,209,512	57,172,760	644,182	0.4

Short Positions
Common Stocks
Banks
Ameris Bancorp	(7,128)	(270,507)	(12,701)	(0.0	)(a)
CenterState Bank Corp.	(9,070)	(224,936)	(8,435)	(0.0	)(a)
Fifth Third Bancorp	(48,740)	(1,307,207)	8,773	0.0	(a)

	(64,938)	(1,802,650)	(12,363)	(0.0	)(a)

Commercial Services & Supplies
Quad/Graphics, Inc.	(23,123)	(312,392)	8,787	0.0	(a)

Electronic Equipment, Instruments & Components
II-VI, Inc.*	(25,175)	(955,643)	(90,378)	(0.1)

Energy Equipment & Services
Key Energy Services, Inc.*	(1,610)	(2,689)	1,159	0.0	(a)

Health Care Providers & Services
Tivity Health, Inc.*	(6,993)	(155,664)	9,231	0.0	(a)

Insurance
Fidelity National Financial, Inc.	(8,291)	(299,803)	(14,344)	(0.0	)(a)

IT Services
Fiserv, Inc.*	(42,053)	(3,487,455)	(214,891)	(0.1)
Twilio, Inc.*	(23,659)	(2,633,720)	(141,954)	(0.1)

	(65,712)	(6,121,175)	(356,845)	(0.2)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Media
Sirius XM Holdings, Inc.	(389,803)	(2,272,551)	85,757	0.0	(a)

Metals & Mining
Newmont Mining Corp.	(88,129)	(3,006,080)	(190,519)	(0.1)

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.*	(669,972)	(1,909,420)	80,397	0.1
Cimarex Energy Co.	(7,092)	(534,312)	(4,255)	(0.0	)(a)
Denbury Resources, Inc.*	(193,101)	(391,995)	40,551	0.0	(a)

	(870,165)	(2,835,727)	116,693	0.1

Pharmaceuticals
Bristol-Myers Squibb Co.	(8,558)	(422,508)	6,418	0.0	(a)

Semiconductors & Semiconductor Equipment
Entegris, Inc.	(16,000)	(528,800)	4,772	0.0	(a)
KLA-Tencor Corp.	(6,381)	(680,023)	(69,170)	(0.0	)(a)

	(22,381)	(1,208,823)	(64,398)	(0.0	)(a)

Thrifts & Mortgage Finance
WSFS Financial Corp.	(4,087)	(172,349)	(2,861)	(0.0	)(a)

Trading Companies & Distributors
Univar, Inc.*	(8,624)	(179,638)	(3,363)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,587,589)	(19,747,692)	(507,026)	(0.3)

Total of Long and Short Positions of Total Return Basket Swaps	621,923	37,425,068	137,156	0.1

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$993,736	$246,433	$(421,025)	$(174,592)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food Products
AGT Food & Ingredients, Inc.*	20,238	252,291	(6,449)	(0.0	)(a)

Metals & Mining
Goldcorp, Inc.	271,400	3,036,326	172,093	0.1

Total Long Positions of Total Return Basket Swaps	291,638	3,288,617	165,644	0.1

Short Positions
Common Stocks
Oil, Gas & Consumable Fuels
Encana Corp.	(334,297)	(2,294,881)	80,789	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(42,659)	993,736	246,433	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$4,718,804	$66,050	$76,258	$142,308

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electric Utilities
EDP — Energias de Portugal SA	513,195	1,874,502	68,301	0.0	(a)

Software
Gemalto NV*	49,052	2,844,302	(2,251)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	562,247	4,718,804	66,050	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019 -4/6/2021	$18,572	$40,054	$(20,849)	$19,205

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
South32 Ltd.	244,151	624,724	19,567	0.0	(a)

Software
MYOB Group Ltd.	298,031	735,588	5,489	0.0	(a)

Specialty Retail
Greencross Ltd.	94,600	378,789	575	0.0	(a)

Total Long Positions of Total Return Basket Swaps	636,782	1,739,101	25,631	0.0	(a)

Short Positions
Common Stocks
Containers & Packaging
Amcor Ltd.	(143,082)	(1,420,620)	(27,507)	(0.0	)(a)

Health Care Providers & Services
Australian Pharmaceutical Industries Ltd.	(326,934)	(299,909)	41,930	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(470,016)	(1,720,529)	14,423	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	166,766	18,572	40,054	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	9/12/2019	$737,355	$3,547	$2,319	$5,866

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Household Durables
Clarion Co. Ltd.*	32,100	737,355	3,547	0.0	(a)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Base Rate

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

BBSW	ASX Australia Bank Bill Short Term Rates
CAD	Canadian Dollar
CDOR	Canadian Dollar Offered Rate
CHF	Swiss Franc
CORRA	Canadian Overnight Repo Rate Average
CVR	Contingent Value Rights
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
JPY	Japanese Yen
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Amounts rounds to less than 0.05%.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(1)	Notional value represents market value, as of January 31, 2019, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
BA	2.13%
BBR	2.01%
BBSW	2.01%
CDOR	2.13%
CHF LIBOR	(0.79)%
CORRA	1.75%
EUR LIBOR	(0.42)%
EURIBOR	(0.37)%
GBP LIBOR	0.73%
JPY LIBOR	(0.09)%
USD LIBOR	2.51%

Summary of total swap contracts outstanding as of January 31, 2019:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
Total return basket swaps contracts outstanding	—	4,862,379

Liabilities
Total return basket swaps contracts outstanding	—	(5,223,772)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Diversified Alternatives Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2015 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Diversified Consumer Services	$203,912	$592,176	$—	$796,088
Food Products	1,437,653	823,858	—	2,261,511
Health Care Providers & Services	2,054,099	418,577	—	2,472,676
Leisure Products	—	1,312,018	—	1,312,018
Media	4,735,991	292,353	—	5,028,344
Pharmaceuticals	2,867,178	747,557	—	3,614,735
Software	5,250,910	371,796	—	5,622,706
Trading Companies & Distributors	747,607	700,182	—	1,447,789
Other Common Stocks	93,369,213	—	—	93,369,213

Total Common Stocks	110,666,563	5,258,517	—	115,925,080

Short-Term Investments
Investment Companies	58,422,417	—	—	58,422,417

Total Investments in Securities	$169,088,980	$5,258,517	$—	$174,347,497

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$737,966	$—	$737,966
Futures	2,181,797	4,397	—	2,186,194
Swaps	—	1,264,929	—	1,264,929

Total Appreciation in Other Financial Instruments	$2,181,797	$2,007,292	$—	$4,189,089

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(197,134)	$—	$(197,134)
Futures	(2,007,440)	(414,246)	—	(2,421,686)
Swaps	—	(1,236,502)	(967)	(1,237,469)

Total Depreciation in Other Financial Instruments	$(2,007,440)	$(1,847,882)	$(967)	$(3,856,289)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, commodities and treasury futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return swaps and total return basket swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, credit risks and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
COMMON STOCKS — 75.6%
Aerospace & Defense — 2.2%
Esterline Technologies Corp.*	3,414	415,484
Spirit AeroSystems Holdings, Inc., Class A	2,000	166,800

		582,284

Air Freight & Logistics — 0.3%
Ceva Logistics AG (Switzerland)*	2,515	76,124

Banks — 2.0%
CIT Group, Inc.	3,700	170,903
Commonwealth Bank of Australia (Australia)	3,006	153,165
Fidelity Southern Corp.	1,117	34,024
Regions Financial Corp.	10,400	157,768

		515,860

Biotechnology — 1.8%
Loxo Oncology, Inc.*	1,596	374,422
Spark Therapeutics, Inc.*	1,900	90,858

		465,280

Building Products — 2.8%
Apogee Enterprises, Inc.	3,800	129,466
Masonite International Corp.*	3,100	177,320
USG Corp.	9,477	408,933

		715,719

Capital Markets — 0.9%
Greenhill & Co., Inc.	5,800	145,348
Investment Technology Group, Inc.	2,598	78,615

		223,963

Communications Equipment — 1.6%
ARRIS International plc*	13,173	413,500

Construction & Engineering — 0.6%
Arcosa, Inc.	5,200	153,036

Consumer Finance — 1.8%
Navient Corp.	27,900	318,060
SLM Corp.*	15,300	163,863

		481,923

Containers & Packaging — 2.1%
Owens-Illinois, Inc.	9,700	194,679
RPC Group plc (United Kingdom)	35,462	369,240

		563,919

Diversified Consumer Services — 0.9%
Navitas Ltd. (Australia)	18,142	74,199
Sotheby’s*	3,800	153,482

		227,681

Diversified Financial Services — 0.7%
Jefferies Financial Group, Inc.	8,200	170,642

Diversified Telecommunication Services — 0.7%
Zayo Group Holdings, Inc.*	6,900	189,405

Electric Utilities — 0.6%
PPL Corp.	5,100	159,732

Electronic Equipment, Instruments & Components — 1.8%
Electro Scientific Industries, Inc.*	5,084	152,520
Jabil, Inc.	6,200	165,230
Plexus Corp.*	2,800	157,136

		474,886

Energy Equipment & Services — 0.7%
Keane Group, Inc.*	16,200	163,296
Seadrill Ltd. (United Kingdom)*	2,400	20,640

		183,936

Entertainment — 2.1%
Madison Square Garden Co. (The), Class A*	500	138,950
Twenty-First Century Fox, Inc., Class A	8,530	420,614

		559,564

Food Products — 0.5%
AGT Food & Ingredients, Inc. (Canada)	2,593	32,325
GrainCorp Ltd., Class A (Australia)	15,161	104,717

		137,042

Health Care Equipment & Supplies — 2.3%
Danaher Corp.	1,600	177,472
NxStage Medical, Inc.*	14,351	417,184

		594,656

Health Care Providers & Services — 0.8%
MEDNAX, Inc.*	4,400	158,884
Sigma Healthcare Ltd. (Australia)	133,180	52,330

		211,214

Health Care Technology — 1.6%
athenahealth, Inc.*	3,041	409,744

Hotels, Restaurants & Leisure — 3.9%
Belmond Ltd., Class A (United Kingdom)*	5,688	141,745
International Speedway Corp., Class A	2,520	109,494
Jack in the Box, Inc.	3,600	291,420
MGM Resorts International	5,800	170,752
Papa John’s International, Inc.(a)	2,900	122,641
Starbucks Corp.	2,300	156,722

		992,774

Household Durables — 1.0%
Clarion Co. Ltd. (Japan)	4,400	101,071
TRI Pointe Group, Inc.*	12,400	166,780

		267,851

Independent Power and Renewable Electricity Producers — 0.6%
NRG Energy, Inc.	3,800	155,458

Industrial Conglomerates — 0.6%
Smiths Group plc (United Kingdom)	8,763	166,405

Insurance — 3.9%
Aspen Insurance Holdings Ltd. (Bermuda)	10,135	422,934
Assured Guaranty Ltd.	3,800	154,128
Navigators Group, Inc. (The)	1,211	84,528
Stewart Information Services Corp.	100	4,445
Third Point Reinsurance Ltd. (Bermuda)*	15,500	162,905
White Mountains Insurance Group Ltd.	200	178,716

		1,007,656

Interactive Media & Services — 0.7%
Cars.com, Inc.*	6,500	177,515

IT Services — 4.4%
First Data Corp., Class A*	18,596	458,391
Luxoft Holding, Inc.*	3,069	178,094
Perficient, Inc.*	6,500	165,815
Travelport Worldwide Ltd.	21,911	343,126

		1,145,426

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares		Value ($)
COMMON STOCKS — continued
Leisure Products — 0.7%
Amer Sports OYJ (Finland)*		4,239	188,160

Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc.*		11,156	77,199

Machinery — 1.7%
Allison Transmission Holdings, Inc.		3,300	160,611
Tennant Co.		2,400	140,952
Wabash National Corp.		11,000	153,340

			454,903

Media — 2.4%
Schibsted ASA, Class A (Norway)		1,680	58,990
Sinclair Broadcast Group, Inc., Class A		5,300	163,293
Tribune Media Co., Class A		9,089	417,276

			639,559

Multi-Utilities — 2.9%
Avista Corp.		3,609	151,037
Innogy SE (Germany)*		4,786	204,879
Vectren Corp.		5,426	392,734

			748,650

Oil, Gas & Consumable Fuels — 2.5%
CNX Resources Corp.*		9,400	114,116
Gulfport Energy Corp.*		18,200	152,698
Peabody Energy Corp.		8,500	303,450
QEP Resources, Inc.*		10,861	89,820

			660,084

Personal Products — 0.6%
Herbalife Nutrition Ltd.*		2,400	143,280

Pharmaceuticals — 2.6%
Eli Lilly & Co.		1,700	203,762
Mallinckrodt plc*		7,500	163,950
Novartis AG (Registered) (Switzerland)		2,152	187,871
Pacira Pharmaceuticals, Inc.*		3,400	138,312

			693,895

Professional Services — 3.6%
Dun & Bradstreet Corp. (The)		2,882	417,141
ManpowerGroup, Inc.		2,200	173,866
Navigant Consulting, Inc.		6,200	160,704
Nielsen Holdings plc		6,600	169,488

			921,199

Real Estate Management & Development — 0.6%
Realogy Holdings Corp.(a)		9,200	163,300

Road & Rail — 0.7%
Union Pacific Corp.		1,100	174,977

Semiconductors & Semiconductor Equipment — 3.5%
Ichor Holdings Ltd.*		900	18,513
Integrated Device Technology, Inc.*		4,411	215,477
NXP Semiconductors NV (Netherlands)		2,000	174,060
QUALCOMM, Inc.		2,600	128,752
Teradyne, Inc.		4,800	172,752
Versum Materials, Inc.		5,193	190,947

			900,501

Software — 4.3%
MINDBODY, Inc., Class A*		6,797	247,819
MYOB Group Ltd. (Australia)		60,479	149,272
Nuance Communications, Inc.*		10,000	158,700
Oracle Corp.		3,200	160,736
Red Hat, Inc.*		2,284	406,187

			1,122,714

Specialty Retail — 3.0%
Asbury Automotive Group, Inc.*		2,300	162,495
Dick’s Sporting Goods, Inc.		4,400	155,364
Greencross Ltd. (Australia)		12,209	48,886
Lithia Motors, Inc., Class A		1,800	160,110
Michaels Cos., Inc. (The)*		10,400	144,144
Signet Jewelers Ltd.		4,400	107,184

			778,183

Technology Hardware, Storage & Peripherals — 0.8%
Xerox Corp.		7,200	203,112

Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.		1,700	143,089

Trading Companies & Distributors — 0.9%
Ahlsell AB (Sweden)(b)		14,444	87,143
WESCO International, Inc.*		2,800	146,720

			233,863

TOTAL COMMON STOCKS (Cost $19,473,655)			19,669,863

	Principal Amount ($)
FOREIGN GOVERNMENT SECURITIES — 1.1%
Government of Japan (Japan) 0.10%, 7/15/2019(Cost $274,099)	JPY	30,900,000	284,036

SHORT-TERM INVESTMENTS — 22.3%
U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bills
2.40%, 4/25/2019(c)		1,000,000	994,611
2.45%, 6/20/2019(c)		1,000,000	990,830
2.52%, 7/18/2019(c)		1,000,000	988,849

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,973,769)			2,974,290

	Shares
INVESTMENT COMPANIES — 10.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(d)(e)(Cost $2,835,292)		2,835,292	2,835,292

TOTAL SHORT-TERM INVESTMENTS (Cost $5,809,061)			5,809,582

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(d)(e) (Cost $178,000)		178,000	178,000

Total Investments — 99.7% (Cost $25,734,815)			25,941,481
Other Assets Less Liabilities — 0.3%			78,979

Net Assets — 100.0%			26,020,460

Percentages indicated are based on net assets.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Abbreviations

OYJ	Public Limited Company
JPY	Japanese Yen

(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is $175,212.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The rate shown is the effective yield as of January 31, 2019.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.

Forward foreign currency exchange contracts outstanding as of January 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	169,872	USD	128,224	Merrill Lynch International	2/19/2019	1,101
USD	164,847	CHF	161,458	Merrill Lynch International	2/19/2019	2,268
USD	322,176	EUR	280,278	BNP Paribas	2/19/2019	985
USD	350,151	JPY	37,822,284	Citibank, NA	2/19/2019	2,517
USD	138,446	SEK	1,235,159	Citibank, NA	2/19/2019	1,786

Total unrealized appreciation						8,657

CAD	141,757	AUD	148,962	Merrill Lynch International	2/19/2019	(381)
USD	473,483	AUD	657,731	Standard Chartered Bank	2/19/2019	(4,719)
USD	234,848	CAD	311,629	Citibank, NA	2/19/2019	(2,399)
USD	182,463	GBP	141,579	Citibank, NA	2/19/2019	(3,368)
USD	356,480	GBP	273,362	TD Bank Financial Group	2/19/2019	(2,324)
USD	281,812	JPY	30,900,000	State Street Corp.	7/16/2019	(5,713)

Total unrealized depreciation						(18,904)

Net unrealized depreciation						(10,247)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Over the Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	05/31/2019 – 05/29/2020	$217,761	$3,447	$(17,138)	$(13,691)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Insurance
Prudential plc	5,790	113,230	3,066	0.0	(a)

Pharmaceuticals
BTG plc*	9,579	104,531	381	0.0	(a)

Total Long Positions of Total Return Basket Swaps	15,369	217,761	3,447	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	10/02/2020	$4,008,775	$143,738	$68,195	$211,933

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Gentherm, Inc.*	3,700	157,472	(2,109)	(0.0	)(a)

Automobiles
Fiat Chrysler Automobiles NV*	7,000	120,470	8,400	0.0	(a)

Banks
Comerica, Inc.	2,100	165,354	11,886	0.0	(a)

Biotechnology
AbbVie, Inc.	1,700	136,493	(13,447)	(0.1)
Ironwood Pharmaceuticals, Inc.*	14,200	193,972	15,620	0.1

	15,900	330,465	2,173	0.0	(a)

Capital Markets
Franklin Resources, Inc.	4,900	145,089	(4,214)	(0.0	)(a)

Chemicals
Platform Specialty Products Corp.*	15,200	170,848	(8,816)	(0.0	)(a)

Commercial Services & Supplies
KAR Auction Services, Inc.	2,900	150,829	9,425	0.0	(a)

Electric Utilities
Entergy Corp.	1,700	151,623	4,352	0.0	(a)

Electronic Equipment, Instruments & Components
Avnet, Inc.	4,000	164,800	2,120	0.0	(a)
Benchmark Electronics, Inc.	6,900	175,398	17,043	0.1
Orbotech Ltd.*	3,210	196,869	10,336	0.0	(a)

	14,110	537,067	29,499	0.1

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Energy Equipment & Services
Dril-Quip, Inc.*	4,600	172,224	920	0.0	(a)

Health Care Providers & Services
Henry Schein, Inc.*	2,300	178,710	(4,094)	(0.0	)(a)

Hotels, Restaurants & Leisure
Brinker International, Inc.	3,200	129,664	(28,320)	(0.1)

Leisure Products
Brunswick Corp.	2,500	125,800	3,200	0.0	(a)

Machinery
Colfax Corp.*	7,100	175,725	20,306	0.1
Dover Corp.	2,000	175,660	20,700	0.1

	9,100	351,385	41,006	0.2

Oil, Gas & Consumable Fuels
Arch Coal, Inc.	1,700	149,821	3,519	0.0	(a)
CNX Resources Corp.*	12,300	149,322	(4,797)	(0.0	)(a)
Devon Energy Corp.	6,000	159,900	2,160	0.0	(a)
Resolute Energy Corp.*	4,160	136,157	7,405	0.0	(a)

	24,160	595,200	8,287	0.0	(a)

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	600	160,950	11,238	0.0	(a)

Specialty Retail
Group 1 Automotive, Inc.	2,700	164,781	5,697	0.0	(a)
Sleep Number Corp.*	4,600	165,600	7,820	0.1

	7,300	330,381	13,517	0.1

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc.*	3,200	155,488	10,880	0.0	(a)
Hewlett Packard Enterprise Co.	10,900	169,931	15,914	0.1
Stratasys Ltd.*	6,600	168,498	39,996	0.2

	20,700	493,917	66,790	0.3

Trading Companies & Distributors
Nexeo Solutions, Inc.*	3,584	33,690	1,469	0.0	(a)

Total Long Positions of Total Return Basket Swaps	145,554	4,501,138	164,609	0.6

Short Positions
Common Stocks
Banks
Ameris Bancorp	(884)	(33,548)	(3,156)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Cimarex Energy Co.	(974)	(73,381)	(4,753)	(0.0	)(a)

Pharmaceuticals
Bristol-Myers Squibb Co.	(1,782)	(87,977)	(2,940)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Entegris, Inc.	(5,758)	(190,302)	1,206	0.0	(a)
KLA-Tencor Corp.	(794)	(84,617)	(10,211)	(0.1)

	(6,552)	(274,919)	(9,005)	(0.1)

Trading Companies & Distributors
Univar, Inc.*	(1,082)	(22,538)	(1,017)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(11,274)	(492,363)	(20,871)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	134,280	4,008,775	143,738	0.5

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	11/26/2019 – 12/11/2019	$29,443	$(11,607)	$(46,182)	$(57,789)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
Sandstorm Gold Ltd.*	5,400	28,316	2,487	0.0	(a)

Oil, Gas & Consumable Fuels
MEG Energy Corp.*	6,144	25,391	(13,223)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	11,544	53,707	(10,736)	0.0	(a)

Short Positions
Common Stocks
Oil, Gas & Consumable Fuels
Husky Energy, Inc.	(2,045)	(24,264)	(871)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swaps	9,499	29,443	(11,607)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions, which is denominated in AUD based on the local currencies of the positions within the swaps.	10/02/2020	$154,201	$3,982	$(604)	$3,378

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
South32 Ltd.	60,264	154,201	3,982	0.0	(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	06/28/2019	$371,687	$(148)	$119	$(29)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Software
Gemalto NV*	6,410	371,687	(148)	(0.0	)(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (14.50)% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	05/24/2028 – 01/18/2029	$1,257,839	$(32,515)	$(11,110)	$(43,625)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
MB Financial, Inc.	4,965	220,347	14,001	0.1
National Commerce Corp.*	690	28,093	2,081	0.0	(a)

	5,655	248,440	16,082	0.1

Biotechnology
Celgene Corp.*	1,800	159,228	2,718	0.0	(a)
Ironwood Pharmaceuticals, Inc.*	8,800	120,208	9,680	0.0	(a)

	10,600	279,436	12,398	0.0	(a)

Commercial Services & Supplies
LSC Communications, Inc.	4,814	38,175	(2,022)	(0.0	)(a)

Communications Equipment
Finisar Corp.*	19,019	433,253	22,633	0.1

Containers & Packaging
Bemis Co., Inc.	4,549	222,173	9,280	0.0	(a)

Diversified Financial Services
Voya Financial, Inc.	3,600	167,148	15,408	0.1

Electronic Equipment, Instruments & Components
Orbotech Ltd.*	525	32,198	1,690	0.0	(a)

Energy Equipment & Services
Basic Energy Services, Inc.*	822	3,904	(1,175)	(0.0	)(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Entertainment
Pandora Media, Inc.*	44,758	375,072	(10,742)	(0.0	)(a)

Health Care Providers & Services
DaVita, Inc.*	2,800	157,164	2,716	0.0	(a)

Industrial Conglomerates
General Electric Co.	11,500	116,840	14,030	0.0	(a)

Insurance
Stewart Information Services Corp.	1,884	83,744	1,620	0.0	(a)

Internet & Direct Marketing Retail
Nutrisystem, Inc.	4,561	197,993	(1,095)	(0.0	)(a)

Media
Gannett Co., Inc.	8,506	94,331	(6,155)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Newfield Exploration Co.*	17,585	321,454	16,706	0.1
Penn Virginia Corp.*	2,244	117,720	(11,579)	(0.1)
Roan Resources, Inc.*	9,600	103,104	7,680	0.0	(a)
WildHorse Resource Development Corp.*	17,574	298,231	(7,557)	(0.0	)(a)

	47,003	840,509	5,250	0.0	(a)

Software
SendGrid, Inc.*	7,511	406,195	56,333	0.2

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.	1,818	28,343	800	0.0	(a)

Total Long Positions of Total Return Basket Swaps	179,925	3,724,918	137,051	0.5

Short Positions
Common Stocks
Banks
CenterState Bank Corp.	(1,127)	(27,950)	(2,367)	(0.0	)(a)
Fifth Third Bancorp	(6,839)	(183,422)	(12,994)	(0.1)

	(7,966)	(211,372)	(15,361)	(0.1)

Commercial Services & Supplies
Quad/Graphics, Inc.	(2,978)	(40,233)	1,280	0.0	(a)

Electronic Equipment, Instruments & Components
II-VI, Inc.*	(4,176)	(158,521)	(17,539)	(0.1)

Energy Equipment & Services
Key Energy Services, Inc.*	(596)	(995)	352	0.0	(a)

Health Care Providers & Services
Tivity Health, Inc.*	(966)	(21,503)	2,463	0.0	(a)

Insurance
Fidelity National Financial, Inc.	(1,148)	(41,512)	(2,468)	(0.0	)(a)

IT Services
Fiserv, Inc.*	(5,578)	(462,583)	(61,755)	(0.2)
Twilio, Inc.*	(3,606)	(401,420)	(54,523)	(0.2)

	(9,184)	(864,003)	(116,278)	(0.4)

Media
Sirius XM Holdings, Inc.	(63,806)	(371,989)	15,313	0.1

Metals & Mining
Newmont Mining Corp.	(11,719)	(399,735)	(30,811)	(0.1)

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.*	(92,837)	(264,586)	(11,140)	(0.0	)(a)
Denbury Resources, Inc.*	(27,547)	(55,920)	7,162	0.0	(a)

	(120,384)	(320,506)	(3,978)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
KLA-Tencor Corp.	(130)	(13,854)	(1,672)	(0.0	)(a)

Thrifts & Mortgage Finance
WSFS Financial Corp.	(542)	(22,856)	(867)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(223,595)	(2,467,079)	(169,566)	(0.6)

Total of Long and Short Positions of Total Return Basket Swaps	(43,670)	1,257,839	(32,515)	(0.1)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.20)% to 0.25%),which is denominated in CAD based on the local currencies of the positions within the swaps.	11/06/2028 – 01/17/2029	$84,435	$17,786	$(14,791)	$2,995

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
Goldcorp, Inc.	36,089	403,751	26,871	0.1

Short Positions
Common Stocks
Oil, Gas & Consumable Fuels
Encana Corp.	(46,515)	(319,316)	(9,085)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swaps	(10,426)	84,435	17,786	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day EONIA on long positions, plus or minus a specified spread of 0.30%, which is denominated in EUR based on the local currencies of the positions within the swaps.	05/17/2028	$242,778	$9,835	$470	$10,305

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electric Utilities
EDP - Energias de Portugal SA	66,467	242,778	9,835	0.0	(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day OIS-RBA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	05/03/2028 – 12/21/2028	$(170,993)	$3,117	$652	$3,769

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Health Care Providers & Services
Healthscope Ltd.	55,039	94,553	4,071	0.0	(a)

Short Positions
Common Stocks
Containers & Packaging
Amcor Ltd.	(22,969)	(228,053)	(5,083)	(0.0	)(a)

Health Care Providers & Services
Australian Pharmaceutical Industries Ltd.	(40,872)	(37,493)	4,129	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(63,841)	(265,546)	(954)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(8,802)	(170,993)	3,117	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:	VALUE
BA	2.13%
BBR	2.01
CORRA	1.75
EONIA	(0.36)
EURIBOR	(0.37)
FEDEF	2.40
GBP LIBOR	0.73
OIS-RBA	1.50
USD LIBOR	2.51

Summary of total swap contracts outstanding as of January 31, 2019:	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
Total return basket swaps contracts outstanding	—	232,380

Liabilities
Total return basket swaps contracts outstanding	—	(115,134)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Base Rate
CAD	Canadian Dollar
CORRA	Canadian Overnight Repo Rate Average
EONIA	Euro Over Night Index Average
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FEDEF	US Federal Fund Effective Rate (Continuous Series)
GBP	British Pound
LIBOR	London Interbank Offered Rate
OIS-RBA	Overnight Indexed Swap-Reserve Bank of Australia
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(1)	Notional value represents market value, as of January 31, 2019, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Banks	$362,695	$153,165	$—	$515,860
Containers & Packaging	194,679	369,240	—	563,919
Diversified Consumer Services	153,482	74,199	—	227,681
Food Products	32,325	104,717	—	137,042
Health Care Providers & Services	158,884	52,330	—	211,214
Household Durables	166,780	101,071	—	267,851
Industrial Conglomerates	—	166,405	—	166,405
Leisure Products	—	188,160	—	188,160
Media	580,569	58,990	—	639,559
Pharmaceuticals	506,024	187,871	—	693,895
Software	973,442	149,272	—	1,122,714
Specialty Retail	729,297	48,886	—	778,183
Trading Companies & Distributors	146,720	87,143	—	233,863
Other Common Stocks	13,923,517	—	—	13,923,517

Total Common Stocks	17,928,414	1,741,449	—	19,669,863

Debt Securities
Foreign Government Securities	—	284,036	—	284,036
Short-Term Investments
Investment Companies	2,835,292	—	—	2,835,292
U.S. Treasury Obligations	—	2,974,290	—	2,974,290
Investment of cash collateral from securities loaned	178,000	—	—	178,000

Total Investments in Securities	$20,941,706	$4,999,775	$—	$25,941,481

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$8,657	$—	$8,657
Swaps	—	181,905	—	181,905

Total Appreciation in Other Financial Instruments	$—	$190,562	$—	$190,562

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(18,904)	$—	$(18,904)
Swaps	—	(44,270)	—	(44,270)

Total Depreciation in Other Financial Instruments	$—	$(63,174)	$—	$(63,174)

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(2). Swaps — The Fund engaged in various swap transactions, including total return basket swaps to manage total return risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 65.4%
Aerospace & Defense — 0.3%
Boeing Co. (The)	222	85,608

Airlines — 0.3%
Alaska Air Group, Inc.	1,244	79,554

Auto Components — 0.2%
Gentex Corp.	2,816	59,643

Banks — 1.7%
Berkshire Hills Bancorp, Inc.	2,810	76,573
Enterprise Financial Services Corp.	1,828	80,670
First Interstate BancSystem, Inc., Class A	2,269	88,309
OFG Bancorp (Puerto Rico)	4,292	83,179
Popular, Inc. (Puerto Rico)	1,731	94,530

		423,261

Beverages — 0.3%
Coca-Cola European Partners plc (United Kingdom)	1,734	82,504

Building Products — 0.4%
Continental Building Products, Inc.*	3,374	88,871

Chemicals — 2.1%
CF Industries Holdings, Inc.	2,117	92,407
Eastman Chemical Co.	1,008	81,265
Huntsman Corp.	4,163	91,461
Kraton Corp.*	3,020	85,164
LyondellBasell Industries NV, Class A	927	80,621
Stepan Co.	955	83,973

		514,891

Commercial Services & Supplies — 2.4%
Brady Corp., Class A	1,747	78,108
Deluxe Corp.	2,022	94,973
Herman Miller, Inc.	2,341	80,133
Interface, Inc.	4,968	81,525
KAR Auction Services, Inc.	1,736	90,289
Knoll, Inc.	4,071	82,071
Steelcase, Inc., Class A	4,749	78,359

		585,458

Communications Equipment — 1.7%
Cisco Systems, Inc.	1,999	94,533
F5 Networks, Inc.*	543	87,396
Juniper Networks, Inc.	3,131	81,218
Motorola Solutions, Inc.	695	81,252
Plantronics, Inc.	2,256	87,510

		431,909

Construction & Engineering — 0.4%
EMCOR Group, Inc.	1,385	90,344

Consumer Finance — 0.3%
Santander Consumer USA Holdings, Inc.	4,204	80,128

Diversified Consumer Services — 0.2%
H&R Block, Inc.	2,533	59,753

Diversified Financial Services — 0.4%
FGL Holdings*	11,398	90,158

Electric Utilities — 1.1%
ALLETE, Inc.	1,060	81,556
FirstEnergy Corp.	2,284	89,533
IDACORP, Inc.	928	90,480

		261,569

Electrical Equipment — 2.1%
Eaton Corp. plc	1,254	95,618
EnerSys	962	82,020
Generac Holdings, Inc.*	1,640	86,805
nVent Electric plc (United Kingdom)	3,261	81,590
Regal Beloit Corp.	1,073	82,363
Sensata Technologies Holding plc*	1,703	80,893

		509,289

Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.	990	82,437
Dolby Laboratories, Inc., Class A	1,378	89,060
Fabrinet (Thailand)*	1,473	83,725
FLIR Systems, Inc.	1,778	86,909
TTM Technologies, Inc.*	7,482	85,893
Vishay Intertechnology, Inc.	4,657	90,812

		518,836

Energy Equipment & Services — 0.4%
National Oilwell Varco, Inc.	2,993	88,234

Entertainment — 0.4%
Viacom, Inc., Class B	2,970	87,377

Food & Staples Retailing — 1.0%
Sysco Corp.	1,269	81,026
Walgreens Boots Alliance, Inc.	1,221	88,229
Walmart, Inc.	816	78,197

		247,452

Food Products — 1.7%
Archer-Daniels-Midland Co.	2,030	91,147
Cal-Maine Foods, Inc.	1,837	77,485
Hershey Co. (The)	734	77,877
Ingredion, Inc.	899	89,001
TreeHouse Foods, Inc.*	1,497	87,365

		422,875

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	1,142	82,784
Danaher Corp.	747	82,857
Hill-Rom Holdings, Inc.	920	92,019
STERIS plc	790	90,107

		347,767

Health Care Providers & Services — 2.5%
Chemed Corp.	306	91,170
Encompass Health Corp.	1,335	89,232
Humana, Inc.	300	92,697
Premier, Inc., Class A*	2,005	79,779
Quest Diagnostics, Inc.	923	80,624
UnitedHealth Group, Inc.	336	90,787
WellCare Health Plans, Inc.*	336	92,897

		617,186

Hotels, Restaurants & Leisure — 0.9%
Hyatt Hotels Corp., Class A	1,044	72,986
Royal Caribbean Cruises Ltd.	585	70,229
Wyndham Destinations, Inc.	1,787	75,304

		218,519

Household Durables — 0.6%
Helen of Troy Ltd.*	554	64,286
PulteGroup, Inc.	2,729	75,894

		140,180

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Household Products — 0.3%
Procter & Gamble Co. (The)	879	84,797

Independent Power and Renewable Electricity Producers — 1.1%
Clearway Energy, Inc., Class C	5,665	85,485
NRG Energy, Inc.	2,160	88,365
Vistra Energy Corp.*	3,624	90,999

		264,849

Insurance — 1.7%
Aflac, Inc.	1,678	80,041
Athene Holding Ltd., Class A*	1,880	80,652
Axis Capital Holdings Ltd.	1,616	86,537
Old Republic International Corp.	4,069	81,990
Universal Insurance Holdings, Inc.	2,150	81,098

		410,318

Interactive Media & Services — 0.4%
Match Group, Inc.	1,649	88,205

IT Services — 5.3%
Accenture plc, Class A	594	91,209
Akamai Technologies, Inc.*	1,377	89,643
Automatic Data Processing, Inc.	597	83,485
Broadridge Financial Solutions, Inc.	798	80,462
CACI International, Inc., Class A*	516	86,265
Cognizant Technology Solutions Corp., Class A	1,336	93,092
CSG Systems International, Inc.	2,552	92,357
EVERTEC, Inc. (Puerto Rico)	3,127	86,524
Fidelity National Information Services, Inc.	848	88,641
ManTech International Corp., Class A	1,624	91,545
Mastercard, Inc., Class A	399	84,241
MAXIMUS, Inc.	1,272	89,205
Total System Services, Inc.	1,017	91,133
Visa, Inc., Class A	576	77,766
Western Union Co. (The)	4,951	90,356

		1,315,924

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	1,255	95,443
Cambrex Corp.*	2,067	90,224
Charles River Laboratories International, Inc.*	751	92,516
ICON plc*	657	91,901
Medpace Holdings, Inc.*	1,457	93,831

		463,915

Machinery — 2.1%
Allison Transmission Holdings, Inc.	1,634	79,527
Crane Co.	1,010	83,588
Cummins, Inc.	544	80,028
Hillenbrand, Inc.	2,173	92,135
Ingersoll-Rand plc	937	93,737
Watts Water Technologies, Inc., Class A	1,103	82,582

		511,597

Media — 2.2%
Discovery, Inc., Class A*	3,242	92,008
Interpublic Group of Cos., Inc. (The)	3,957	90,022
John Wiley & Sons, Inc., Class A	1,715	88,803
Omnicom Group, Inc.	1,177	91,665
Sinclair Broadcast Group, Inc., Class A	2,942	90,643
TEGNA, Inc.	6,941	81,487

		534,628

Metals & Mining — 0.7%
Schnitzer Steel Industries, Inc., Class A	3,379	81,772
Steel Dynamics, Inc.	2,278	83,352

		165,124

Multiline Retail — 1.0%
Kohl’s Corp.	917	62,989
Macy’s, Inc.	2,310	60,753
Nordstrom, Inc.	1,352	62,746
Target Corp.	904	65,992

		252,480

Multi-Utilities — 0.3%
MDU Resources Group, Inc.	3,187	81,938

Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	708	81,172
ConocoPhillips	1,210	81,905
CONSOL Energy, Inc.*	2,348	83,424
Delek US Holdings, Inc.	2,446	79,519
HollyFrontier Corp.	1,649	92,905
Murphy Oil Corp.	3,174	86,809
Peabody Energy Corp.	2,334	83,324
Phillips 66	855	81,576
Valero Energy Corp.	970	85,185

		755,819

Paper & Forest Products — 1.0%
Domtar Corp.	1,765	82,778
Louisiana-Pacific Corp.	3,421	83,404
Verso Corp., Class A*	3,494	86,197

		252,379

Personal Products — 1.0%
Herbalife Nutrition Ltd.*	1,339	79,938
Nu Skin Enterprises, Inc., Class A	1,270	83,376
USANA Health Sciences, Inc.*	748	87,591

		250,905

Pharmaceuticals — 1.6%
Horizon Pharma plc*	3,629	77,987
Jazz Pharmaceuticals plc*	618	77,800
Johnson & Johnson	618	82,244
Pfizer, Inc.	2,032	86,258
Taro Pharmaceutical Industries Ltd.	864	82,201

		406,490

Professional Services — 2.0%
FTI Consulting, Inc.*	1,181	80,686
ICF International, Inc.	1,238	81,609
Korn Ferry	1,989	90,699
Navigant Consulting, Inc.	3,124	80,974
Robert Half International, Inc.	1,331	85,756
TriNet Group, Inc.*	1,776	81,092

		500,816

Road & Rail — 0.3%
ArcBest Corp.	2,073	77,986

Semiconductors & Semiconductor Equipment — 3.3%
Cabot Microelectronics Corp.	838	85,384
First Solar, Inc.*	1,721	87,066
Intel Corp.	1,860	87,643
Kulicke & Soffa Industries, Inc. (Singapore)	3,857	86,898
Lam Research Corp.	569	96,491
Mellanox Technologies Ltd. (Israel)*	986	92,102
MKS Instruments, Inc.	1,106	90,283
Qorvo, Inc.*	1,451	94,837
Rudolph Technologies, Inc.*	3,905	84,817

		805,521

Software — 2.8%
Check Point Software Technologies Ltd. (Israel)*	746	83,492
Citrix Systems, Inc.	821	84,185

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Investments		Shares	Value ($)
COMMON STOCKS — continued
Software — continued
Intuit, Inc.		418	90,213
LogMeIn, Inc.		894	83,160
Microsoft Corp.		834	87,095
Oracle Corp.		1,829	91,871
Progress Software Corp.		2,580	93,473
VMware, Inc., Class A		537	81,125

			694,614

Specialty Retail — 4.1%
Abercrombie & Fitch Co., Class A		3,166	68,607
American Eagle Outfitters, Inc.		3,125	66,000
Best Buy Co., Inc.		1,100	65,164
Caleres, Inc.		2,317	69,139
Chico’s FAS, Inc.		10,314	59,821
Children’s Place, Inc. (The)		702	67,926
Dick’s Sporting Goods, Inc.		1,875	66,206
DSW, Inc., Class A		2,654	72,322
Foot Locker, Inc.		1,244	69,527
Genesco, Inc.*		1,483	67,002
Signet Jewelers Ltd.		2,654	64,651
Tailored Brands, Inc.		5,198	65,651
Urban Outfitters, Inc.*		1,986	64,148
Williams-Sonoma, Inc.(a)		1,210	65,860
Zumiez, Inc.*		2,938	74,655

			1,006,679

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.		567	94,372
HP, Inc.		4,175	91,975
NetApp, Inc.		1,294	82,518

			268,865

Textiles, Apparel & Luxury Goods — 1.9%
Columbia Sportswear Co.		839	74,831
Deckers Outdoor Corp.*		585	75,143
Fossil Group, Inc.*		3,765	63,854
Movado Group, Inc.		2,186	69,843
Oxford Industries, Inc.		843	64,557
Ralph Lauren Corp.		581	67,477
Wolverine World Wide, Inc.		1,881	64,537

			480,242

Thrifts & Mortgage Finance — 0.3%
Northwest Bancshares, Inc.		4,471	78,868

Trading Companies & Distributors — 0.7%
HD Supply Holdings, Inc.*		1,982	83,125
WW Grainger, Inc.		265	78,278

			161,403

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.		1,672	79,637

TOTAL COMMON STOCKS (Cost $16,085,111)			16,125,365

		Principal Amount ($)
FOREIGN GOVERNMENT SECURITIES — 1.0%
Government of Japan (Japan)
0.10%, 7/15/2019(Cost $232,408)	JPY	26,200,000	240,833

SHORT — TERM INVESTMENTS — 31.9%
INVESTMENT COMPANIES — 23.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(b)(c) (Cost $5,875,882)		5,875,882	5,875,882

		Principal Amount
U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bills
2.38%, 7/18/2019(d)(Cost $1,978,406)		2,000,000	1,977,699

TOTAL SHORT — TERM INVESTMENTS (Cost $7,854,288)			7,853,581

		Shares
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38%(b)(c)(Cost $37,975)		37,975	37,975

Total Investments — 98.5% (Cost $24,209,782)			24,257,754
Other Assets Less Liabilities — 1.5%			373,378

Net Assets — 100.0%			24,631,132

Percentages indicated are based on net assets.

Abbreviations

JPY  Japanese Yen

(a)   The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is 38,101.

(b)   Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)   The rate shown is the current yield as of January 31, 2019.

(d)   The rate shown is the effective yield as of January 31, 2019.

*   Non-income producing security.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
CAC 40 10 Euro Index	(10)	02/2019	EUR	(571,801)	(24,173)
Hang Seng Index	(1)	02/2019	HKD	(179,573)	(3,373)
IBEX 35 Index	(5)	02/2019	EUR	(519,317)	(16,610)
DAX Index	(2)	03/2019	EUR	(639,367)	(23,003)
EURO STOXX 50 Index	(17)	03/2019	EUR	(614,272)	(21,621)
FTSE 100 Index	(5)	03/2019	GBP	(453,647)	(12,454)
FTSE/MIB Index	(4)	03/2019	EUR	(451,663)	(25,816)
S&P 500 E-Mini Index	(3)	03/2019	USD	(405,750)	(16,631)
SPI 200 Index	(3)	03/2019	AUD	(317,382)	(15,645)
TOPIX Index	(3)	03/2019	JPY	(433,301)	622

					(158,704)

Abbreviations

AUD	Australian Dollar
CAC	Continuous Assisted Quotation
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
MIB	Milan, Italian Stock Exchange
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	2,633	USD	1,986	Merrill Lynch International	2/19/2019	18
USD	160,372	EUR	139,804	BNP Paribas	2/19/2019	161
USD	183,236	EUR	159,762	Merrill Lynch International	2/19/2019	154
USD	127,570	GBP	96,934	Barclays Bank plc	2/19/2019	339

Total unrealized appreciation						672

EUR	139,804	USD	161,644	BNP Paribas	2/19/2019	(1,433)
USD	1,991	CAD	2,633	Merrill Lynch International	2/19/2019	(14)
USD	148,507	JPY	16,213,509	Merrill Lynch International	2/19/2019	(515)
USD	238,948	JPY	26,200,000	State Street Corp.	7/16/2019	(4,844)

Total unrealized depreciation						(6,806)

Net unrealized depreciation						(6,134)

Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Over the Counter (“OTC”) Total Return Basket Swaps Outstanding at January 31, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	2/28/2019 - 7/31/2019	$270,287	$60,075	$4,330	$64,405

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
BAE Systems plc	11,853	79,740	3,260	0.0	(a)
Meggitt plc	2,688	18,205	984	0.0	(a)

	14,541	97,945	4,244	0.0	(a)

Air Freight & Logistics
Royal Mail plc	8,751	30,834	(1,678)	(0.0	)(a)

Airlines
International Consolidated Airlines Group SA	9,671	81,680	6,163	0.1

Capital Markets
3i Group plc	7,362	82,165	2,645	0.0	(a)

Distributors
Inchcape plc	4,826	36,313	46	0.0	(a)

Energy Equipment & Services
Hunting plc	3,955	28,955	1,420	0.0	(a)
Petrofac Ltd.	12,550	90,450	1,488	0.0	(a)

	16,505	119,405	2,908	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	6,905	82,466	6,065	0.0	(a)

Food & Staples Retailing
J Sainsbury plc	5,659	21,190	701	0.0	(a)
Wm Morrison Supermarkets plc	7,382	22,701	1,424	0.0	(a)

	13,041	43,891	2,125	0.0	(a)

Food Products
Tate & Lyle plc	702	6,337	145	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	968	54,768	3,526	0.0	(a)
William Hill plc	26,531	61,407	1,873	0.0	(a)

	27,499	116,175	5,399	0.0	(a)

Household Durables
Berkeley Group Holdings plc	1,276	62,826	288	0.0	(a)
Bovis Homes Group plc	4,818	64,062	6,512	0.0	(a)
Persimmon plc	2,033	63,421	6,985	0.1
Redrow plc	8,509	64,890	5,206	0.0	(a)
Taylor Wimpey plc	29,188	63,287	6,144	0.0	(a)

	45,824	318,486	25,135	0.1

Machinery
Bodycote plc	1,398	13,968	(550)	(0.0	)(a)
Vesuvius plc	2,731	20,169	110	0.0	(a)

	4,129	34,137	(440)	(0.0	)(a)

Media
Pearson plc	7,366	87,574	(10,957)	(0.0	)(a)

Metals & Mining
Anglo American plc	3,823	97,700	7,070	0.0	(a)
Antofagasta plc	665	7,602	249	0.0	(a)
BHP Group plc	3,875	86,578	4,457	0.0	(a)
Centamin plc	40,295	62,321	(1,916)	(0.0	)(a)
Rio Tinto plc	1,664	92,056	7,352	0.1

	50,322	346,257	17,212	0.1

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Multi-Utilities
Centrica plc	51,296	92,181	2,791	0.0	(a)

Oil, Gas & Consumable Fuels
BP plc	2,078	14,195	(167)	(0.0	)(a)
Royal Dutch Shell plc	698	21,672	(461)	(0.0	)(a)
Tullow Oil plc*	9,769	26,233	493	0.0	(a)

	12,545	62,100	(135)	(0.0	)(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	1,282	27,122	310	0.0	(a)

Total Long Positions of Total Return Basket Swaps	282,567	1,665,068	61,978	0.3

Short Positions
Common Stocks
Aerospace & Defense
Rolls-Royce Holdings plc*	(5,527)	(64,243)	(1,852)	(0.0	)(a)

Banks
Metro Bank plc*	(1,186)	(16,951)	12,191	0.0	(a)
Standard Chartered plc	(7,789)	(62,819)	629	0.0	(a)

	(8,975)	(79,770)	12,820	0.0	(a)

Capital Markets
Quilter plc(b)	(38,375)	(61,846)	1,917	0.0	(a)
Schroders plc	(1,888)	(64,766)	(310)	(0.0	)(a)
St James’s Place plc	(5,092)	(62,765)	3,112	0.0	(a)

	(45,355)	(189,377)	4,719	0.0	(a)

Chemicals
Johnson Matthey plc	(1,611)	(64,359)	(1,921)	(0.0	)(a)

Diversified Telecommunication Services
Inmarsat plc	(6,072)	(29,478)	1,915	0.0	(a)

Electrical Equipment
Melrose Industries plc	(11,646)	(25,814)	1,159	0.0	(a)

Food Products
Associated British Foods plc	(2,062)	(64,713)	(3,913)	(0.0	)(a)

Health Care Providers & Services
NMC Health plc	(612)	(20,718)	2,781	0.0	(a)
Spire Healthcare Group plc(b)	(8,314)	(13,576)	(664)	(0.0	)(a)

	(8,926)	(34,294)	2,117	0.0	(a)

Hotels, Restaurants & Leisure
InterContinental Hotels Group plc	(893)	(50,747)	1,854	0.0	(a)
Merlin Entertainments plc	(11,516)	(51,034)	(1,568)	(0.0	)(a)
Thomas Cook Group plc	(102,286)	(46,597)	3,231	0.0	(a)

	(114,695)	(148,378)	3,517	0.0	(a)

Household Durables
Crest Nicholson Holdings plc	(7,186)	(35,536)	(2,919)	(0.0	)(a)

Industrial Conglomerates
DCC plc	(753)	(61,643)	2,706	0.0	(a)

Machinery
Weir Group plc (The)	(3,460)	(68,472)	(4,051)	(0.0	)(a)

Media
ITV plc	(36,325)	(61,661)	3,790	0.0	(a)

Metals & Mining
Fresnillo plc	(5,372)	(70,926)	(4,113)	(0.0	)(a)
Glencore plc*	(16,930)	(68,843)	(4,953)	(0.0	)(a)

	(22,302)	(139,769)	(9,066)	(0.0	)(a)

Multiline Retail
B&M European Value Retail SA	(11,956)	(50,910)	(2,100)	(0.0	)(a)

Multi-Utilities
National Grid plc	(389)	(4,236)	(146)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Cairn Energy plc*	(26,399)	(64,778)	(958)	(0.0	)(a)

Pharmaceuticals
Dechra Pharmaceuticals plc	(2,055)	(63,846)	(3,541)	(0.0	)(a)

Professional Services
Capita plc*	(17,451)	(26,599)	1,238	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(4,552)	(14,906)	(695)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Software
AVEVA Group plc	(343)	(12,261)	(282)	(0.0	)(a)

Specialty Retail
Kingfisher plc	(6,444)	(18,825)	398	0.0	(a)

Tobacco
British American Tobacco plc	(1,959)	(69,055)	(4,682)	(0.0	)(a)

Trading Companies & Distributors
Travis Perkins plc	(78)	(1,254)	(111)	(0.0	)(a)

Water Utilities
Severn Trent plc	(23)	(604)	(45)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(346,544)	(1,394,781)	(1,903)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(63,977)	270,287	60,075	0.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	2/25/2019	$(315,266)	$(26,222)	$(4,574)	$(30,796)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chemicals
Methanex Corp.	1,034	56,345	(1,756)	(0.0	)(a)

IT Services
CGI Group, Inc.*	1,035	68,427	394	0.0	(a)

Oil, Gas & Consumable Fuels
Parex Resources, Inc.*	2,723	40,826	3,412	0.0	(a)

Paper & Forest Products
Canfor Corp.*	3,811	52,556	3,083	0.0	(a)
Norbord, Inc.	2,470	71,433	(2,614)	(0.0	)(a)
West Fraser Timber Co. Ltd.	1,331	79,286	6,024	0.0	(a)

	7,612	203,275	6,493	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	1,807	61,487	1,980	0.0	(a)

Total Long Positions of Total Return Basket Swaps	14,211	430,360	10,523	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(41,237)	(62,454)	7,395	0.0	(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(314)	(8,739)	2,663	0.0	(a)

Containers & Packaging
CCL Industries, Inc.	(1,558)	(65,690)	(1,399)	(0.0	)(a)

Diversified Financial Services
Onex Corp.	(255)	(14,416)	46	0.0	(a)

Entertainment
Cineplex, Inc.	(1,715)	(37,121)	(1,723)	(0.0	)(a)

Food Products
Saputo, Inc.	(619)	(18,147)	656	0.0	(a)

Gas Utilities
AltaGas Ltd.	(3,378)	(34,578)	1,650	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Independent Power and Renewable Electricity Producers
Northland Power, Inc.	(3,652)	(66,344)	(2,754)	(0.0	)(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(1,618)	(70,375)	(5,666)	(0.0	)(a)
B2Gold Corp.*	(22,959)	(72,689)	(6,230)	(0.0	)(a)
First Quantum Minerals Ltd.	(6,737)	(77,986)	(21,518)	(0.1)
Franco-Nevada Corp.	(910)	(70,593)	(6,432)	(0.0	)(a)
Yamana Gold, Inc.	(5,309)	(14,950)	(1,962)	(0.0	)(a)

	(37,533)	(306,593)	(41,808)	(0.1)

Multi-Utilities
Algonquin Power & Utilities Corp.	(645)	(7,123)	(320)	(0.0	)(a)
Canadian Utilities Ltd.	(57)	(1,465)	(53)	(0.0	)(a)

	(702)	(8,588)	(373)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(204)	(7,454)	(324)	(0.0	)(a)
Keyera Corp.	(3,078)	(65,404)	(3,349)	(0.0	)(a)
PrairieSky Royalty Ltd.	(1,240)	(17,912)	(121)	(0.0	)(a)
Seven Generations Energy Ltd.*	(3,434)	(26,657)	2,898	0.0	(a)
TransCanada Corp.	(130)	(5,529)	(202)	(0.0	)(a)

	(8,086)	(122,956)	(1,098)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(99,049)	(745,626)	(36,745)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(84,838)	(315,266)	(26,222)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	2/25/2019	$(8,677,234)	$(401,200)	$(25,927)	$(427,127)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Cubic Corp.	(163)	(10,476)	(906)	(0.0	)(a)
Kratos Defense & Security Solutions, Inc.*	(620)	(9,604)	(651)	(0.0	)(a)
Mercury Systems, Inc.*	(270)	(15,830)	(2,884)	(0.0	)(a)
TransDigm Group, Inc.*	(186)	(72,726)	(7,647)	(0.0	)(a)
Triumph Group, Inc.	(2,440)	(43,554)	(10,028)	(0.1)

	(3,679)	(152,190)	(22,116)	(0.1)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(426)	(10,117)	(68)	(0.0	)(a)
United Parcel Service, Inc.	(104)	(10,962)	(675)	(0.0	)(a)

	(530)	(21,079)	(743)	(0.0	)(a)

Airlines
Allegiant Travel Co.	(534)	(69,420)	(5,201)	(0.0	)(a)
American Airlines Group, Inc.	(1,128)	(40,349)	(4,208)	(0.0	)(a)

	(1,662)	(109,769)	(9,409)	(0.0	)(a)

Auto Components
Cooper Tire & Rubber Co.	(668)	(23,514)	(1,342)	(0.0	)(a)
Veoneer, Inc.*	(1,426)	(42,509)	(756)	(0.0	)(a)

	(2,094)	(66,023)	(2,098)	(0.0	)(a)

Banks
Signature Bank	(512)	(65,183)	(9,252)	(0.0	)(a)

Beverages
Brown-Forman Corp.	(194)	(9,166)	(70)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Capital Markets
BlackRock, Inc.	(154)	(63,922)	(2,399)	(0.0	)(a)
Cboe Global Markets, Inc.	(234)	(21,825)	(403)	(0.0	)(a)
SEI Investments Co.	(1,313)	(62,420)	(158)	(0.0	)(a)
WisdomTree Investments, Inc.	(3,120)	(20,904)	(218)	(0.0	)(a)

	(4,821)	(169,071)	(3,178)	(0.0	)(a)

Chemicals
Albemarle Corp.	(424)	(34,230)	(1,467)	(0.0	)(a)
Axalta Coating Systems Ltd.*	(2,527)	(64,742)	(1,473)	(0.0	)(a)
GCP Applied Technologies, Inc.*	(447)	(11,264)	(45)	(0.0	)(a)
International Flavors & Fragrances, Inc.	(48)	(6,805)	(291)	(0.0	)(a)
NewMarket Corp.	(159)	(63,773)	787	0.0	(a)
RPM International, Inc.	(1,153)	(65,906)	(2,421)	(0.0	)(a)
Valvoline, Inc.	(2,938)	(64,959)	(4,025)	(0.0	)(a)

	(7,696)	(311,679)	(8,935)	(0.0	)(a)

Commercial Services & Supplies
Brink’s Co. (The)	(892)	(66,053)	(4,237)	(0.0	)(a)
Covanta Holding Corp.	(4,055)	(65,285)	(4,623)	(0.1)
Healthcare Services Group, Inc.	(1,448)	(63,162)	(2,085)	(0.0	)(a)

	(6,395)	(194,500)	(10,945)	(0.1)

Communications Equipment
ADTRAN, Inc.	(2,499)	(36,436)	(7,047)	(0.0	)(a)
Infinera Corp.*	(15,063)	(66,277)	(603)	(0.0	)(a)
ViaSat, Inc.*	(1,038)	(65,072)	(1,297)	(0.0	)(a)

	(18,600)	(167,785)	(8,947)	(0.0	)(a)

Construction & Engineering
WillScot Corp.*	(6,247)	(64,032)	(1,381)	(0.0	)(a)

Construction Materials
Martin Marietta Materials, Inc.	(354)	(62,545)	1,009	0.0	(a)
Summit Materials, Inc.*	(2,890)	(44,101)	(2,977)	(0.0	)(a)
US Concrete, Inc.*	(1,770)	(63,012)	(2,691)	(0.0	)(a)
Vulcan Materials Co.	(626)	(63,633)	864	0.0	(a)

	(5,640)	(233,291)	(3,795)	(0.0	)(a)

Consumer Finance
LendingClub Corp.*	(21,547)	(68,735)	(4,740)	(0.0	)(a)

Diversified Telecommunication Services
Iridium Communications, Inc.*	(3,392)	(65,737)	(2,435)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.*	(865)	(65,697)	(2,431)	(0.0	)(a)
Cognex Corp.	(693)	(31,531)	(2,349)	(0.0	)(a)

	(1,558)	(97,228)	(4,780)	(0.0	)(a)

Energy Equipment & Services
Baker Hughes a GE Co.	(2,683)	(63,238)	(590)	(0.0	)(a)
C&J Energy Services, Inc.*	(1,592)	(25,584)	(605)	(0.0	)(a)
Forum Energy Technologies, Inc.*	(12,730)	(62,504)	6,874	0.0	(a)
Nabors Industries Ltd.	(22,860)	(67,666)	(5,573)	(0.0	)(a)
Patterson-UTI Energy, Inc.	(1,911)	(23,180)	1,223	0.0	(a)
ProPetro Holding Corp.*	(4,260)	(69,608)	(6,603)	(0.0	)(a)
Select Energy Services, Inc.*	(7,512)	(63,852)	(3,981)	(0.0	)(a)
Superior Energy Services, Inc.*	(17,191)	(67,217)	(7,150)	(0.0	)(a)
US Silica Holdings, Inc.	(1,099)	(14,815)	(1,308)	(0.0	)(a)
Weatherford International plc*	(125,057)	(81,087)	(12,581)	(0.1)

	(196,895)	(538,751)	(30,294)	(0.1)

Entertainment
Netflix, Inc.*	(210)	(71,295)	(3,116)	(0.0	)(a)
Spotify Technology SA*	(477)	(64,610)	(2,476)	(0.0	)(a)

	(687)	(135,905)	(5,592)	(0.0	)(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.*	(143)	(3,295)	(327)	(0.0	)(a)

Food & Staples Retailing
Casey’s General Stores, Inc.	(481)	(61,895)	779	0.0	(a)
PriceSmart, Inc.	(975)	(59,719)	2,828	0.0	(a)

	(1,456)	(121,614)	3,607	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Food Products
Hain Celestial Group, Inc. (The)*	(3,518)	(64,485)	(1,442)	(0.0	)(a)
Kraft Heinz Co. (The)	(343)	(16,485)	(844)	(0.0	)(a)
Sanderson Farms, Inc.	(532)	(65,489)	(2,717)	(0.0	)(a)

	(4,393)	(146,459)	(5,003)	(0.0	)(a)

Gas Utilities
South Jersey Industries, Inc.	(2,120)	(63,133)	772	0.0	(a)
Southwest Gas Holdings, Inc.	(156)	(12,218)	(92)	(0.0	)(a)

	(2,276)	(75,351)	680	0.0	(a)

Health Care Equipment & Supplies
AxoGen, Inc.*	(3,961)	(65,357)	(1,980)	(0.0	)(a)
Heska Corp.*	(655)	(64,583)	(3,969)	(0.0	)(a)
Insulet Corp.*	(834)	(67,713)	(5,813)	(0.0	)(a)
iRhythm Technologies, Inc.*	(147)	(12,495)	(509)	(0.0	)(a)
Nevro Corp.*	(1,393)	(67,644)	(11,423)	(0.1)
Penumbra, Inc.*	(93)	(13,532)	(1,476)	(0.0	)(a)
ViewRay, Inc.*	(1,243)	(8,937)	(298)	(0.0	)(a)
Wright Medical Group NV*	(2,230)	(66,543)	(1,249)	(0.0	)(a)

	(10,556)	(366,804)	(26,717)	(0.1)

Health Care Technology
Evolent Health, Inc.*	(1,568)	(27,722)	2,383	0.0	(a)
Medidata Solutions, Inc.*	(161)	(11,425)	(399)	(0.0	)(a)
Teladoc Health, Inc.*	(361)	(23,176)	(3,123)	(0.0	)(a)

	(2,090)	(62,323)	(1,139)	(0.0	)(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	(5,886)	(53,798)	(6,769)	(0.0	)(a)

Household Durables
Installed Building Products, Inc.*	(731)	(30,782)	(1,908)	(0.0	)(a)
iRobot Corp.*	(601)	(53,964)	(2,004)	(0.0	)(a)
LGI Homes, Inc.*	(1,055)	(62,562)	(2,870)	(0.0	)(a)
Meritage Homes Corp.*	(1,309)	(59,010)	(7,350)	(0.1)
Mohawk Industries, Inc.*	(222)	(28,591)	(488)	(0.0	)(a)

	(3,918)	(234,909)	(14,620)	(0.1)

Household Products
Central Garden & Pet Co.*	(1,756)	(62,549)	568	0.0	(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(1,171)	(67,578)	(4,145)	(0.0	)(a)
TerraForm Power, Inc.	(5,644)	(67,051)	(1,524)	(0.0	)(a)

	(6,815)	(134,629)	(5,669)	(0.0	)(a)

Insurance
Markel Corp.*	(5)	(5,268)	(60)	(0.0	)(a)
ProAssurance Corp.	(441)	(18,813)	(785)	(0.0	)(a)
Willis Towers Watson plc	(51)	(8,302)	(482)	(0.0	)(a)

	(497)	(32,383)	(1,327)	(0.0	)(a)

Interactive Media & Services
Snap, Inc.*	(10,755)	(71,843)	(4,947)	(0.0	)(a)
TrueCar, Inc.*	(2,992)	(28,065)	748	0.0	(a)

	(13,747)	(99,908)	(4,199)	(0.0	)(a)

Internet & Direct Marketing Retail
Groupon, Inc.*	(14,081)	(53,085)	(2,816)	(0.0	)(a)
GrubHub, Inc.*	(684)	(54,994)	(3,912)	(0.0	)(a)
Wayfair, Inc.*	(524)	(57,357)	(5,361)	(0.1)

	(15,289)	(165,436)	(12,089)	(0.1)

IT Services
Gartner, Inc.*	(491)	(66,722)	(3,756)	(0.0	)(a)
InterXion Holding NV*	(145)	(8,706)	(331)	(0.0	)(a)

	(636)	(75,428)	(4,087)	(0.0	)(a)

Leisure Products
Mattel, Inc.*	(4,185)	(49,550)	251	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
Albany International Corp.	(228)	(15,654)	(85)	(0.0	)(a)
CIRCOR International, Inc.*	(1,392)	(38,489)	(1,169)	(0.0	)(a)
Deere & Co.	(402)	(65,928)	(2,597)	(0.0	)(a)
Evoqua Water Technologies Corp.*	(4,270)	(46,159)	(3,544)	(0.0	)(a)
Gardner Denver Holdings, Inc.*	(2,800)	(69,076)	(6,104)	(0.1)
John Bean Technologies Corp.	(485)	(38,528)	(805)	(0.0	)(a)
REV Group, Inc.	(1,630)	(13,545)	(391)	(0.0	)(a)
Wabtec Corp.	(886)	(61,276)	3,500	0.0	(a)

	(12,093)	(348,655)	(11,195)	(0.1)

Media
Altice USA, Inc.	(1,262)	(24,786)	(2,385)	(0.0	)(a)
Charter Communications, Inc.*	(112)	(37,078)	(4,299)	(0.0	)(a)
GCI Liberty, Inc.*	(1,475)	(75,077)	(11,564)	(0.1)
Liberty Broadband Corp.*	(867)	(73,712)	(8,176)	(0.1)
Liberty Global plc*	(1,625)	(39,650)	(6,240)	(0.0	)(a)
New York Times Co. (The)	(2,576)	(66,229)	(4,997)	(0.0	)(a)

	(7,917)	(316,532)	(37,661)	(0.2)

Metals & Mining
AK Steel Holding Corp.*	(10,780)	(31,801)	(2,695)	(0.0	)(a)
Century Aluminum Co.*	(7,231)	(66,525)	(1,112)	(0.0	)(a)
Compass Minerals International, Inc.	(1,333)	(69,649)	(10,464)	(0.0	)(a)
Constellium NV*	(3,466)	(28,560)	(1,629)	(0.0	)(a)
Hecla Mining Co.	(27,744)	(74,909)	2,497	0.0	(a)
TimkenSteel Corp.*	(5,252)	(66,858)	(11,450)	(0.1)

	(55,806)	(338,302)	(24,853)	(0.1)

Multi-Utilities
Dominion Energy, Inc.	(930)	(65,323)	1,544	0.0	(a)
NiSource, Inc.	(2,402)	(65,526)	(1,465)	(0.0	)(a)
Sempra Energy	(568)	(66,445)	(1,449)	(0.0	)(a)

	(3,900)	(197,294)	(1,370)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Callon Petroleum Co.*	(7,913)	(64,412)	(2,037)	(0.0	)(a)
Carrizo Oil & Gas, Inc.*	(5,293)	(64,998)	(4,571)	(0.0	)(a)
Centennial Resource Development, Inc.*	(5,374)	(70,776)	215	0.0	(a)
Cheniere Energy, Inc.*	(1,012)	(66,438)	61	0.0	(a)
Concho Resources, Inc.*	(598)	(71,664)	1,489	0.0	(a)
Extraction Oil & Gas, Inc.*	(13,707)	(54,005)	12,748	0.0	(a)
Golar LNG Ltd.	(1,137)	(25,321)	1,774	0.0	(a)
Green Plains, Inc.	(4,579)	(65,068)	(3,434)	(0.0	)(a)
Matador Resources Co.*	(1,506)	(29,367)	422	0.0	(a)
Noble Energy, Inc.	(2,841)	(63,468)	(2,227)	(0.0	)(a)
Parsley Energy, Inc.*	(3,416)	(63,469)	1,469	0.0	(a)
SemGroup Corp.	(1,284)	(20,570)	1,245	0.0	(a)
WPX Energy, Inc.*	(5,198)	(63,727)	(992)	(0.0	)(a)

	(53,858)	(723,283)	6,162	0.0	(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(1,450)	(68,179)	(7,888)	(0.0	)(a)
Collegium Pharmaceutical, Inc.*	(1,109)	(17,755)	(155)	(0.0	)(a)
Intra-Cellular Therapies, Inc.*	(2,276)	(27,403)	2,504	0.0	(a)
Medicines Co. (The)*	(3,236)	(74,784)	(10,226)	(0.1)
Nektar Therapeutics*	(1,425)	(60,335)	(1,240)	(0.0	)(a)
Revance Therapeutics, Inc.*	(1,335)	(23,055)	3,284	0.0	(a)
TherapeuticsMD, Inc.*	(12,408)	(65,142)	(2,437)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(404)	(15,049)	1,907	0.0	(a)
Zogenix, Inc.*	(1,387)	(60,681)	3,037	0.0	(a)

	(25,030)	(412,383)	(11,214)	(0.1)

Road & Rail
AMERCO	(183)	(66,367)	(3,836)	(0.0	)(a)
Heartland Express, Inc.	(614)	(12,286)	(417)	(0.0	)(a)
Hertz Global Holdings, Inc.*	(3,879)	(64,353)	(3,646)	(0.0	)(a)

	(4,676)	(143,006)	(7,899)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(3,228)	(78,795)	(15,075)	(0.1)
MACOM Technology Solutions Holdings, Inc.*	(2,437)	(43,939)	(3,899)	(0.0	)(a)
MaxLinear, Inc.*	(3,638)	(71,378)	(2,983)	(0.0	)(a)
Power Integrations, Inc.	(1,046)	(69,036)	(3,577)	(0.0	)(a)

	(10,349)	(263,148)	(25,534)	(0.1)

Software
2U, Inc.*	(1,132)	(64,354)	(930)	(0.0	)(a)
Appian Corp.*	(2,007)	(64,605)	(3,693)	(0.0	)(a)
Autodesk, Inc.*	(459)	(67,565)	(4,815)	(0.0	)(a)
Benefitfocus, Inc.*	(1,184)	(66,245)	(3,402)	(0.0	)(a)
Box, Inc.*	(3,279)	(68,597)	(5,771)	(0.0	)(a)
Cloudera, Inc.*	(4,987)	(67,325)	(7,879)	(0.1)
FireEye, Inc.*	(512)	(9,052)	(394)	(0.0	)(a)
ForeScout Technologies, Inc.*	(2,340)	(71,370)	(6,223)	(0.0	)(a)
HubSpot, Inc.*	(420)	(66,490)	(7,690)	(0.1)
Instructure, Inc.*	(1,613)	(63,762)	2,032	0.0	(a)
Nutanix, Inc.*	(1,257)	(64,396)	(7,668)	(0.1)
PROS Holdings, Inc.*	(1,914)	(66,224)	(4,058)	(0.0	)(a)
RingCentral, Inc.*	(718)	(66,372)	(2,577)	(0.0	)(a)
Yext, Inc.*	(4,466)	(69,625)	(7,057)	(0.0	)(a)

	(26,288)	(875,982)	(60,125)	(0.3)

Specialty Retail
At Home Group, Inc.*	(2,359)	(51,992)	(868)	(0.0	)(a)
CarMax, Inc.*	(857)	(50,374)	4,996	0.0	(a)
Carvana Co.*	(1,431)	(53,162)	(403)	(0.0	)(a)
Floor & Decor Holdings, Inc.*	(1,271)	(43,583)	(4,067)	(0.0	)(a)
L Brands, Inc.	(889)	(24,750)	(755)	(0.0	)(a)
Murphy USA, Inc.*	(175)	(12,871)	1,029	0.0	(a)
National Vision Holdings, Inc.*	(771)	(24,487)	(1,858)	(0.0	)(a)

	(7,753)	(261,219)	(1,926)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Cray, Inc.*	(728)	(15,972)	(451)	(0.0	)(a)
Pure Storage, Inc.*	(4,226)	(75,688)	(2,451)	(0.0	)(a)

	(4,954)	(91,660)	(2,902)	(0.0	)(a)

Tobacco
Philip Morris International, Inc.	(714)	(54,778)	(6,119)	(0.0	)(a)
Vector Group Ltd.	(2,271)	(24,981)	(545)	(0.0	)(a)

	(2,985)	(79,759)	(6,664)	(0.0	)(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(1,851)	(68,580)	(5,368)	(0.0	)(a)
MRC Global, Inc.*	(4,102)	(64,073)	(533)	(0.0	)(a)
NOW, Inc.*	(4,810)	(65,079)	(1,250)	(0.0	)(a)
SiteOne Landscape Supply, Inc.*	(1,156)	(61,615)	6,716	0.0	(a)

	(11,919)	(259,347)	(435)	(0.0	)(a)

Water Utilities
American Water Works Co., Inc.	(687)	(65,725)	(3,373)	(0.0	)(a)
Aqua America, Inc.	(380)	(13,319)	(426)	(0.0	)(a)
California Water Service Group	(1,365)	(67,595)	(4,846)	(0.1)
SJW Group	(1,092)	(65,465)	(1,389)	(0.0	)(a)

	(3,524)	(212,104)	(10,034)	(0.1)

Total Short Positions of Total Return Basket Swaps	(586,844)	(8,677,234)	(401,200)	(1.6)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	2/28/2019 - 7/31/2019	$1,634,670	$127,613	$24,372	$151,985

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Dassault Aviation SA	62	92,326	5,295	0.0	(a)
Safran SA	634	83,301	3,888	0.0	(a)
Thales SA	701	77,523	(5,572)	(0.0	)(a)

	1,397	253,150	3,611	0.0	(a)

Airlines
Air France-KLM*	6,323	79,540	(833)	(0.0	)(a)

Auto Components
Cie Plastic Omnium SA	1,337	36,767	1,978	0.0	(a)
Faurecia SA	1,509	66,018	5,358	0.0	(a)

	2,846	102,785	7,336	0.0	(a)

Automobiles
Peugeot SA	2,906	73,102	6,315	0.0	(a)

Chemicals
Arkema SA	266	25,203	53	0.0	(a)
Covestro AG(b)	1,667	92,118	5,217	0.0	(a)

	1,933	117,321	5,270	0.0	(a)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	657	27,189	1,393	0.0	(a)
Eiffage SA	886	83,006	7,241	0.1
HOCHTIEF AG	146	21,837	1,823	0.0	(a)

	1,689	132,032	10,457	0.1

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	5,174	84,134	(3,369)	(0.0	)(a)
Telefonica SA	9,009	77,491	(1,514)	(0.0	)(a)

	14,183	161,625	(4,883)	(0.0	)(a)

Electric Utilities
Endesa SA	3,700	92,542	5,404	0.0	(a)
Enel SpA	13,611	82,264	2,148	0.0	(a)
Red Electrica Corp. SA	421	9,702	148	0.0	(a)
Verbund AG	1,607	82,130	6,432	0.1

	19,339	266,638	14,132	0.1

Electrical Equipment
Schneider Electric SE	477	33,925	1,197	0.0	(a)
Signify NV(b)	3,285	81,379	3,897	0.0	(a)

	3,762	115,304	5,094	0.0	(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	534	14,069	246	0.0	(a)

Gas Utilities
Italgas SpA	1,849	11,195	159	0.0	(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	2,184	86,104	9,377	0.1

Independent Power and Renewable Electricity Producers
Uniper SE	809	23,458	1,125	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Insurance
Aegon NV	5,330	27,459	1,268	0.0	(a)
Ageas	1,906	88,622	2,649	0.0	(a)
ASR Nederland NV	1,862	78,536	2,095	0.0	(a)
NN Group NV	310	13,090	399	0.0	(a)
Poste Italiane SpA(b)	1,311	11,290	483	0.0	(a)
UnipolSai Assicurazioni SpA	7,296	18,212	478	0.0	(a)

	18,015	237,209	7,372	0.0	(a)

IT Services
Amadeus IT Group SA	1,068	77,663	2,495	0.0	(a)

Life Sciences Tools & Services
Gerresheimer AG	1,164	78,827	(1,474)	(0.0	)(a)

Machinery
Fincantieri SpA	69,475	80,411	4,855	0.0	(a)
Valmet OYJ	3,510	79,083	2,376	0.0	(a)

	72,985	159,494	7,231	0.0	(a)

Media
Eutelsat Communications SA	3,805	80,692	2,074	0.0	(a)
Mediaset Espana Comunicacion SA	7,768	54,730	1,977	0.0	(a)
ProSiebenSat.1 Media SE	4,499	80,310	(929)	(0.0	)(a)
Publicis Groupe SA	605	36,941	383	0.0	(a)

	16,677	252,673	3,505	0.0	(a)

Metals & Mining
Aperam SA	2,716	82,906	2,163	0.0	(a)
Eramet	566	39,438	(1,071)	(0.0	)(a)

	3,282	122,344	1,092	0.0	(a)

Multi-Utilities
A2A SpA	44,632	81,437	423	0.0	(a)
Engie SA	5,689	91,202	3,508	0.0	(a)
Hera SpA	24,686	83,428	4,310	0.0	(a)

	75,007	256,067	8,241	0.0	(a)

Oil, Gas & Consumable Fuels
Enagas SA	2,814	82,022	1,529	0.0	(a)
Eni SpA	4,833	81,948	3,152	0.0	(a)
Galp Energia SGPS SA	1,885	29,452	(1,814)	(0.0	)(a)
Neste OYJ	978	89,605	4,431	0.0	(a)
OMV AG	1,645	81,794	4,967	0.1
Repsol SA	4,711	82,692	3,007	0.0	(a)
Saras SpA	9,644	20,549	(178)	(0.0	)(a)
TOTAL SA	1,487	81,519	497	0.0	(a)

	27,997	549,581	15,591	0.1

Paper & Forest Products
Ence Energia y Celulosa SA	10,489	81,449	11,775	0.1
UPM-Kymmene OYJ	2,702	78,471	4,716	0.0	(a)

	13,191	159,920	16,491	0.1

Pharmaceuticals
Merck KGaA	772	81,060	1,055	0.0	(a)
Sanofi	217	18,861	436	0.0	(a)

	989	99,921	1,491	0.0	(a)

Real Estate Management & Development
Aroundtown SA	9,310	82,353	3,755	0.0	(a)
LEG Immobilien AG	704	82,700	5,750	0.1
Nexity SA	609	28,443	740	0.0	(a)
TAG Immobilien AG	3,257	82,317	4,605	0.0	(a)

	13,880	275,813	14,850	0.1

Semiconductors & Semiconductor Equipment
Siltronic AG	889	88,321	4,784	0.0	(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	55	23,220	1,245	0.0	(a)

Total Long Positions of Total Return Basket Swaps	304,953	3,817,376	140,320	0.6

Short Positions
Common Stocks
Aerospace & Defense
Airbus SE	(589)	(67,888)	(4,495)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Air Freight & Logistics
bpost SA	(4,469)	(40,969)	(943)	(0.0	)(a)
Deutsche Post AG (Registered)	(2,144)	(63,326)	(1,832)	(0.0	)(a)

	(6,613)	(104,295)	(2,775)	(0.0	)(a)

Auto Components
Brembo SpA	(1,834)	(20,950)	638	0.0	(a)
Gestamp Automocion SA(b)	(881)	(5,153)	69	0.0	(a)
Nokian Renkaat OYJ	(674)	(22,423)	(675)	(0.0	)(a)

	(3,389)	(48,526)	32	0.0	(a)

Automobiles
Daimler AG (Registered)	(889)	(52,663)	(2,486)	(0.0	)(a)

Banks
Bankia SA	(24,784)	(72,245)	2,427	0.0	(a)

Capital Markets
Banca Generali SpA	(824)	(19,439)	(476)	(0.0	)(a)
Deutsche Bank AG (Registered)	(5,770)	(51,291)	(1,882)	(0.0	)(a)

	(6,594)	(70,730)	(2,358)	(0.0	)(a)

Chemicals
K+S AG (Registered)	(3,401)	(66,234)	378	0.0	(a)
LANXESS AG	(948)	(52,179)	(1,838)	(0.0	)(a)
Lenzing AG	(814)	(79,636)	481	0.0	(a)
OCI NV*	(1,969)	(41,640)	3,244	0.0	(a)
Umicore SA	(643)	(27,184)	(88)	(0.0	)(a)

	(7,775)	(266,873)	2,177	0.0	(a)

Commercial Services & Supplies
Elis SA	(1,387)	(22,437)	1,270	0.0	(a)

Construction & Engineering
Boskalis Westminster	(2,491)	(65,458)	(169)	(0.0	)(a)
Bouygues SA	(382)	(13,520)	(210)	(0.0	)(a)

	(2,873)	(78,978)	(379)	(0.0	)(a)

Construction Materials
Imerys SA	(1,083)	(57,061)	(619)	(0.0	)(a)

Containers & Packaging
Huhtamaki OYJ	(2,027)	(66,809)	(1,144)	(0.0	)(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(323)	(9,102)	(283)	(0.0	)(a)
Iliad SA	(375)	(42,935)	6,597	0.0	(a)

	(698)	(52,037)	6,314	0.0	(a)

Electrical Equipment
Nexans SA	(1,676)	(50,103)	(1,085)	(0.0	)(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(4,414)	(62,556)	(8,565)	(0.1)

Food Products
Glanbia plc	(3,379)	(64,571)	(1,082)	(0.0	)(a)
Kerry Group plc	(102)	(10,415)	511	0.0	(a)

	(3,481)	(74,986)	(571)	(0.0	)(a)

Gas Utilities
Rubis SCA	(1,078)	(64,347)	(3,557)	(0.0	)(a)

Health Care Providers & Services
Orpea	(123)	(12,194)	975	0.0	(a)

Hotels, Restaurants & Leisure
Elior Group SA(b)	(3,566)	(50,197)	1,265	0.0	(a)
Paddy Power Betfair plc	(95)	(7,769)	201	0.0	(a)

	(3,661)	(57,966)	1,466	0.0	(a)

Household Durables
Neinor Homes SA*(b)	(3,476)	(49,833)	859	0.0	(a)

Internet & Direct Marketing Retail
Zalando SE*(b)	(836)	(25,509)	827	0.0	(a)

IT Services
Bechtle AG	(28)	(2,228)	17	0.0	(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(133)	(53,451)	539	0.0	(a)
Evotec AG*	(2,722)	(63,917)	(2,074)	(0.0	)(a)

	(2,855)	(117,368)	(1,535)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
Alstom SA*	(1,621)	(65,212)	(1,180)	(0.0	)(a)
ANDRITZ AG	(1,291)	(63,734)	(1,496)	(0.0	)(a)
Duerr AG	(697)	(28,548)	(1,889)	(0.0	)(a)
GEA Group AG	(1,373)	(37,827)	74	0.0	(a)
IMA Industria Macchine Automatiche SpA	(940)	(62,320)	2,423	0.0	(a)
Outotec OYJ*	(14,177)	(58,200)	1,316	0.0	(a)

	(20,099)	(315,841)	(752)	(0.0	)(a)

Media
Altice Europe NV*	(27,191)	(55,465)	4,127	0.0	(a)
Telenet Group Holding NV	(1,411)	(65,316)	158	0.0	(a)

	(28,602)	(120,781)	4,285	0.0	(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(358)	(12,942)	(204)	(0.0	)(a)
Bekaert SA	(54)	(1,455)	(9)	(0.0	)(a)
Salzgitter AG	(2,022)	(61,090)	1,395	0.0	(a)
thyssenkrupp AG*	(2,761)	(49,069)	2,335	0.0	(a)

	(5,195)	(124,556)	3,517	0.0	(a)

Multi-Utilities
Suez	(790)	(10,114)	522	0.0	(a)

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	(3,086)	(68,643)	(2,455)	(0.0	)(a)

Transportation Infrastructure
Getlink SE	(4,454)	(65,139)	(4,619)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(142,555)	(2,182,706)	(12,707)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	162,398	1,634,670	127,613	0.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in CHF based on the local currencies of the positions within the swaps.	7/31/2019 - 6/30/2020	$393,741	$6,404	$242	$6,646

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(b)	1,005	84,729	(719)	(0.0	)(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	150	28,151	3,239	0.0	(a)

Insurance
Swiss Life Holding AG (Registered)*	190	78,385	2,109	0.0	(a)

Machinery
Georg Fischer AG (Registered)	11	9,751	449	0.0	(a)
OC Oerlikon Corp. AG (Registered)*	6,932	89,578	6,094	0.0	(a)

	6,943	99,329	6,543	0.0	(a)

Pharmaceuticals
Galenica AG*(b)	1,878	85,753	(1,516)	(0.0	)(a)
Roche Holding AG	41	10,777	322	0.0	(a)

	1,919	96,530	(1,194)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Swatch Group AG (The) (Registered)*	1,061	59,037	(5,133)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	11,268	446,161	4,845	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Household Durables
Forbo Holding AG (Registered)	(36)	(50,195)	1,803	0.0	(a)

Semiconductors & Semiconductor Equipment
ams AG*	(83)	(2,225)	(244)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(119)	(52,420)	1,559	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	11,149	393,741	6,404	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (4.50)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	2/25/2019	$(224,643)	$33,543	$5,887	$39,430

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
TS Tech Co. Ltd.	1,300	39,113	3,002	0.0	(a)

Beverages
Kirin Holdings Co. Ltd.	3,100	74,009	6,553	0.0	(a)

Chemicals
Mitsubishi Chemical Holdings Corp.	9,500	81,639	6,673	0.1
Mitsubishi Gas Chemical Co., Inc.	3,700	58,522	1,488	0.0	(a)
Sumitomo Bakelite Co. Ltd.	1,600	59,657	899	0.0	(a)
Tosoh Corp.	5,300	75,273	5,767	0.0	(a)

	20,100	275,091	14,827	0.1

Construction & Engineering
Taisei Corp.	1,700	80,040	5,027	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	1,800	77,379	1,465	0.0	(a)

Entertainment
GungHo Online Entertainment, Inc.	10,900	25,736	4,902	0.0	(a)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	2,200	67,963	(810)	(0.0	)(a)

Interactive Media & Services
Mixi, Inc.	1,900	48,165	3,626	0.0	(a)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	11,600	63,361	80	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	3,900	57,869	4,037	0.1
Shionogi & Co. Ltd.	1,100	67,845	3,370	0.0	(a)

	5,000	125,714	7,407	0.1
Road & Rail
Sankyu, Inc.	1,400	68,244	1,915	0.0	(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	4,500	75,942	5,809	0.0	(a)

Trading Companies & Distributors
ITOCHU Corp.	4,400	80,715	2,900	0.0	(a)
Marubeni Corp.	7,500	58,459	3,477	0.0	(a)

	11,900	139,174	6,377	0.0	(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	3,200	76,886	1,363	0.0	(a)

Total Long Positions of Total Return Basket Swaps	80,600	1,236,817	61,543	0.2

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Chemicals
Kansai Paint Co. Ltd.	(3,300)	(57,905)	34	0.0	(a)
Toray Industries, Inc.	(8,700)	(64,477)	(1,843)	(0.0	)(a)

	(12,000)	(122,382)	(1,809)	(0.0	)(a)

Construction & Engineering
JGC Corp.*	(3,000)	(46,028)	(574)	(0.0	)(a)

Consumer Finance
Aiful Corp.*	(22,600)	(57,825)	(2,831)	(0.0	)(a)

Electric Utilities
Hokkaido Electric Power Co., Inc.*	(8,900)	(61,732)	1,428	0.0	(a)

Electrical Equipment
GS Yuasa Corp.*	(2,200)	(45,921)	(22)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Murata Manufacturing Co. Ltd.	(400)	(60,086)	(9,915)	(0.1)

Food & Staples Retailing
Aeon Co. Ltd.	(2,900)	(59,021)	(518)	(0.0	)(a)
Tsuruha Holdings, Inc.	(600)	(55,540)	(4,141)	(0.0	)(a)

	(3,500)	(114,561)	(4,659)	(0.0	)(a)

Food Products
Nissin Foods Holdings Co. Ltd.	(1,000)	(63,663)	(1,126)	(0.0	)(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(1,400)	(52,940)	(3,209)	(0.0	)(a)
Kyoritsu Maintenance Co. Ltd.	(200)	(9,135)	(484)	(0.0	)(a)

	(1,600)	(62,075)	(3,693)	(0.0	)(a)

Household Durables
Sharp Corp.	(4,800)	(51,104)	(103)	(0.0	)(a)

Industrial Conglomerates
Toshiba Corp.	(2,100)	(66,500)	(3,836)	(0.0	)(a)

Interactive Media & Services
LINE Corp.*	(1,200)	(43,209)	1,907	0.0	(a)

IT Services
GMO internet, Inc.	(3,300)	(44,589)	(969)	(0.0	)(a)

Machinery
FANUC Corp.	(400)	(68,033)	(5,265)	(0.0	)(a)

Marine
Kawasaki Kisen Kaisha Ltd.*	(2,600)	(33,928)	210	0.0	(a)
Mitsui OSK Lines Ltd.	(2,400)	(59,966)	(4,631)	(0.0	)(a)
Nippon Yusen KK	(3,200)	(53,575)	(1,423)	(0.0	)(a)

	(8,200)	(147,469)	(5,844)	(0.0	)(a)

Multiline Retail
Marui Group Co. Ltd.	(2,000)	(40,610)	(6)	(0.0	)(a)
Pan Pacific International Holdings Corp.	(900)	(52,336)	1,792	0.0	(a)

	(2,900)	(92,946)	1,786	0.0	(a)

Road & Rail
Keio Corp.	(1,100)	(63,192)	1,839	0.0	(a)
Odakyu Electric Railway Co. Ltd.	(2,800)	(62,919)	1,826	0.0	(a)
Tokyu Corp.	(3,700)	(63,324)	160	0.0	(a)

	(7,600)	(189,435)	3,825	0.0	(a)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(2,900)	(16,720)	(2,175)	(0.0	)(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(2,500)	(53,382)	7,441	0.0	(a)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(2,100)	(53,800)	(1,566)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(93,200)	(1,461,460)	(28,000)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(12,600)	(224,643)	33,543	0.1

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.00)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	2/25/2019	$(201,390)	$10,796	$1,360	$12,156

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Metcash Ltd.	37,412	67,513	4,107	0.0	(a)

Metals & Mining
Sandfire Resources NL	11,617	59,263	4,242	0.0	(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	34,238	45,039	5,955	0.1
Whitehaven Coal Ltd.	15,165	54,876	4,233	0.0	(a)

	49,403	99,915	10,188	0.1

Total Long Positions of Total Return Basket Swaps	98,432	226,691	18,537	0.1

Short Positions
Common Stocks
Building Products
Reliance Worldwide Corp. Ltd.	(20,644)	(72,248)	(6,019)	(0.1)

Chemicals
Nufarm Ltd.	(13,668)	(62,132)	471	0.0	(a)
Orica Ltd.	(299)	(3,733)	53	0.0	(a)

	(13,967)	(65,865)	524	0.0	(a)

Construction Materials
Boral Ltd.	(5,217)	(18,873)	413	0.0	(a)

Diversified Financial Services
Challenger Ltd.	(4,619)	(24,379)	6,864	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(568)	(18,838)	(1,803)	(0.0	)(a)
Star Entertainment Grp Ltd. (The)	(5,748)	(18,599)	410	0.0	(a)
Tabcorp Holdings Ltd.	(2,437)	(8,259)	(212)	(0.0	)(a)

	(8,753)	(45,696)	(1,605)	(0.0	)(a)

IT Services
NEXTDC Ltd.*	(13,402)	(67,069)	(5,923)	(0.0	)(a)

Metals & Mining
Mineral Resources Ltd.	(5,748)	(66,472)	932	0.0	(a)

Software
Xero Ltd.*	(2,118)	(67,479)	(2,927)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(74,468)	(428,081)	(7,741)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	23,964	(201,390)	10,796	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (2.00%) to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swaps.	5/25/2028 - 1/8/2029	$350,253	$21,516	$(1,686)	$19,830

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	9,404	63,691	3,440	0.0	(a)

Air Freight & Logistics
Royal Mail plc	11,644	41,027	(2,233)	(0.0	)(a)

Distributors
Inchcape plc	3,516	26,456	34	0.0	(a)

Energy Equipment & Services
Hunting plc	8,282	60,634	2,973	0.0	(a)

Food & Staples Retailing
J Sainsbury plc	16,378	61,327	2,030	0.0	(a)
Wm Morrison Supermarkets plc	18,839	57,933	3,633	0.1

	35,217	119,260	5,663	0.1

Food Products
Tate & Lyle plc	9,234	83,354	1,903	0.0	(a)

Hotels, Restaurants & Leisure
Carnival plc	205	11,599	747	0.0	(a)
William Hill plc	5,215	12,070	368	0.0	(a)

	5,420	23,669	1,115	0.0	(a)

Machinery
Bodycote plc	6,408	64,023	(2,521)	(0.0	)(a)
Vesuvius plc	9,673	71,438	391	0.0	(a)

	16,081	135,461	(2,130)	(0.0	)(a)

Metals & Mining
Antofagasta plc	7,673	87,717	2,875	0.0	(a)
Centamin plc	13,275	20,532	(631)	(0.0	)(a)
Rio Tinto plc	99	5,477	437	0.0	(a)

	21,047	113,726	2,681	0.0	(a)

Oil, Gas & Consumable Fuels
BP plc	11,148	76,154	(896)	(0.0	)(a)
Royal Dutch Shell plc	1,952	60,607	(1,288)	(0.0	)(a)
Tullow Oil plc*	23,820	63,963	1,201	0.0	(a)

	36,920	200,724	(983)	(0.0	)(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	2,630	55,640	636	0.0	(a)

Total Long Positions of Total Return Basket Swaps	159,395	923,642	13,099	0.1

Short Positions
Common Stocks
Banks
Metro Bank plc*	(1,647)	(23,540)	16,929	0.0	(a)

Diversified Telecommunication Services
Inmarsat plc	(6,843)	(33,221)	2,159	0.0	(a)

Electrical Equipment
Melrose Industries plc	(17,490)	(38,767)	1,741	0.0	(a)

Health Care Providers & Services
NMC Health plc	(1,198)	(40,556)	5,444	0.0	(a)
Spire Healthcare Group plc(b)	(34,138)	(55,745)	(2,728)	(0.0	)(a)

	(35,336)	(96,301)	2,716	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Household Durables
Crest Nicholson Holdings plc	(3,760)	(18,594)	(1,527)	(0.0	)(a)

Multi-Utilities
National Grid plc	(5,701)	(62,080)	(2,136)	(0.0	)(a)

Professional Services
Capita plc*	(25,486)	(38,846)	1,808	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(15,868)	(51,962)	(2,424)	(0.0	)(a)

Software
AVEVA Group plc	(1,416)	(50,616)	(1,166)	(0.0	)(a)

Specialty Retail
Kingfisher plc	(11,060)	(32,310)	684	0.0	(a)

Trading Companies & Distributors
Travis Perkins plc	(3,858)	(62,011)	(5,497)	(0.0	)(a)

Water Utilities
Severn Trent plc	(2,479)	(65,141)	(4,870)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(130,944)	(573,389)	8,417	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	28,451	350,253	21,516	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.40)% to 0.25%), which is denominated in CAD based on the local currencies of the positions within the swaps.	5/25/2028 - 1/25/2029	$201,981	$19,782	$9,979	$29,761

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Canadian Imperial Bank of Commerce	1,081	91,658	4,582	0.0	(a)

Chemicals
Methanex Corp.	387	21,088	(657)	(0.0	)(a)

Food & Staples Retailing
Empire Co. Ltd.	3,862	86,825	(673)	(0.0	)(a)

Insurance
iA Financial Corp., Inc.	2,185	81,167	139	0.0	(a)

IT Services
CGI Group, Inc.*	315	20,826	120	0.0	(a)

Leisure Products
BRP, Inc.	2,380	68,505	(1,828)	(0.0	)(a)

Media
Quebecor, Inc.	3,508	82,577	551	0.0	(a)

Metals & Mining
Teck Resources Ltd.	3,885	94,615	5,378	0.0	(a)

Oil, Gas & Consumable Fuels
Imperial Oil Ltd.	3,187	90,423	4,492	0.1
Parex Resources, Inc.*	3,133	46,973	3,925	0.0	(a)
Suncor Energy, Inc.	2,515	81,119	3,294	0.0	(a)

	8,835	218,515	11,711	0.1

Paper & Forest Products
Canfor Corp.*	2,798	38,586	2,264	0.0	(a)
Norbord, Inc.	476	13,766	(504)	(0.0	)(a)
West Fraser Timber Co. Ltd.	195	11,616	882	0.0	(a)

	3,469	63,968	2,642	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	2,173	73,544	3,752	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	809	27,528	887	0.0	(a)

Total Long Positions of Total Return Basket Swaps	32,889	930,816	26,604	0.1

Short Positions
Common Stocks
Construction & Engineering
SNC-Lavalin Group, Inc.	(1,465)	(40,774)	12,423	0.0	(a)

Diversified Financial Services
Onex Corp.	(855)	(48,335)	156	0.0	(a)

Entertainment
Cineplex, Inc.	(1,359)	(29,415)	(1,366)	(0.0	)(a)

Food Products
Saputo, Inc.	(1,578)	(46,261)	1,673	0.0	(a)

Gas Utilities
AltaGas Ltd.	(2,703)	(27,669)	1,320	0.0	(a)

Metals & Mining
Kinross Gold Corp.*	(20,274)	(67,737)	(3,062)	(0.0	)(a)
Yamana Gold, Inc.	(21,573)	(60,748)	(7,972)	(0.0	)(a)

	(41,847)	(128,485)	(11,034)	(0.0	)(a)

Multi-Utilities
Algonquin Power & Utilities Corp.	(5,333)	(58,892)	(2,647)	(0.0	)(a)
Canadian Utilities Ltd.	(2,489)	(63,989)	(2,318)	(0.0	)(a)

	(7,822)	(122,881)	(4,965)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	(1,580)	(57,731)	(2,511)	(0.0	)(a)
PrairieSky Royalty Ltd.	(3,776)	(54,544)	(368)	(0.0	)(a)
Seven Generations Energy Ltd.*	(5,061)	(39,288)	4,271	0.0	(a)
TransCanada Corp.	(1,403)	(59,667)	(2,177)	(0.0	)(a)

	(11,820)	(211,230)	(785)	(0.0	)(a)

Professional Services
Thomson Reuters Corp.*	(1,411)	(73,785)	(4,244)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(70,860)	(728,835)	(6,822)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(37,971)	201,981	19,782	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF on short positions, plus or minus a specified spread (rates range from (1.8)% to (0.20)%), which is denominated in USD based on the local currencies of the positions within the swaps.	5/24/2028 - 1/8/2029	$(3,472,906)	$(151,595)	$16,802	$(134,793)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Cubic Corp.	(865)	(55,594)	(4,810)	(0.0	)(a)
Kratos Defense & Security Solutions, Inc.*	(3,846)	(59,575)	(4,038)	(0.0	)(a)
Mercury Systems, Inc.*	(1,059)	(62,089)	(11,310)	(0.1)
Triumph Group, Inc.	(2,337)	(41,715)	(9,605)	(0.0	)(a)

	(8,107)	(218,973)	(29,763)	(0.1)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Air Freight & Logistics
Air Transport Services Group, Inc.*	(2,229)	(52,939)	(357)	(0.0	)(a)
United Parcel Service, Inc.	(517)	(54,492)	(3,355)	(0.0	)(a)

	(2,746)	(107,431)	(3,712)	(0.0	)(a)

Airlines
American Airlines Group, Inc.	(820)	(29,331)	(3,059)	(0.0	)(a)

Auto Components
Cooper Tire & Rubber Co.	(840)	(29,568)	(1,688)	(0.0	)(a)
Veoneer, Inc.*	(234)	(6,976)	(124)	(0.0	)(a)

	(1,074)	(36,544)	(1,812)	(0.0	)(a)

Beverages
Brown-Forman Corp.	(1,197)	(56,558)	(431)	(0.0	)(a)

Capital Markets
Cboe Global Markets, Inc.	(422)	(39,360)	(726)	(0.0	)(a)
WisdomTree Investments, Inc.	(6,343)	(42,498)	(444)	(0.0	)(a)

	(6,765)	(81,858)	(1,170)	(0.0	)(a)

Chemicals
Albemarle Corp.	(422)	(34,068)	(1,460)	(0.0	)(a)
GCP Applied Technologies, Inc.*	(2,141)	(53,953)	(214)	(0.0	)(a)
International Flavors & Fragrances, Inc.	(414)	(58,697)	(2,509)	(0.0	)(a)
PQ Group Holdings, Inc.*	(4,313)	(64,911)	(129)	(0.0	)(a)

	(7,290)	(211,629)	(4,312)	(0.0	)(a)

Communications Equipment
ADTRAN, Inc.	(2,915)	(42,501)	(8,220)	(0.0	)(a)
Extreme Networks, Inc.*	(9,981)	(75,456)	(12,277)	(0.1)
Infinera Corp.*	(493)	(2,169)	(20)	(0.0	)(a)

	(13,389)	(120,126)	(20,517)	(0.1)

Construction Materials
Summit Materials, Inc.*	(1,466)	(22,371)	(1,510)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Cognex Corp.	(844)	(38,402)	(2,861)	(0.0	)(a)
Fitbit, Inc.*	(10,525)	(64,939)	(4,736)	(0.1)

	(11,369)	(103,341)	(7,597)	(0.1)

Energy Equipment & Services
C&J Energy Services, Inc.*	(2,424)	(38,954)	(921)	(0.0	)(a)
Patterson-UTI Energy, Inc.	(3,949)	(47,901)	2,527	0.0	(a)
US Silica Holdings, Inc.	(3,675)	(49,539)	(4,373)	(0.0	)(a)

	(10,048)	(136,394)	(2,767)	(0.0	)(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.*	(2,725)	(62,784)	(6,240)	(0.0	)(a)

Food Products
Kraft Heinz Co. (The)	(1,006)	(48,348)	(2,475)	(0.0	)(a)

Gas Utilities
Southwest Gas Holdings, Inc.	(660)	(51,691)	(389)	(0.0	)(a)

Health Care Equipment & Supplies
iRhythm Technologies, Inc.*	(722)	(61,370)	(2,498)	(0.0	)(a)
Penumbra, Inc.*	(360)	(52,384)	(5,713)	(0.1)
ViewRay, Inc.*	(7,171)	(51,559)	(1,721)	(0.0	)(a)

	(8,253)	(165,313)	(9,932)	(0.1)

Health Care Technology
Evolent Health, Inc.*	(2,410)	(42,609)	3,663	0.0	(a)
Medidata Solutions, Inc.*	(777)	(55,136)	(1,927)	(0.0	)(a)
Teladoc Health, Inc.*	(694)	(44,554)	(6,003)	(0.0	)(a)

	(3,881)	(142,299)	(4,267)	(0.0	)(a)

Hotels, Restaurants & Leisure
Golden Entertainment, Inc.*	(3,079)	(57,577)	(369)	(0.0	)(a)

Household Durables
Installed Building Products, Inc.*	(608)	(25,603)	(1,587)	(0.0	)(a)
Mohawk Industries, Inc.*	(180)	(23,182)	(396)	(0.0	)(a)

	(788)	(48,785)	(1,983)	(0.0	)(a)

Insurance
Alleghany Corp.	(103)	(65,051)	(1,346)	(0.0	)(a)
Markel Corp.*	(57)	(60,050)	(686)	(0.0	)(a)
ProAssurance Corp.	(1,075)	(45,860)	(1,914)	(0.0	)(a)
Willis Towers Watson plc	(351)	(57,139)	(3,313)	(0.0	)(a)

	(1,586)	(228,100)	(7,259)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Interactive Media & Services
TrueCar, Inc.*	(3,793)	(35,578)	948	0.0	(a)

IT Services
InterXion Holding NV*	(943)	(56,618)	(2,150)	(0.0	)(a)

Machinery
Albany International Corp.	(718)	(49,298)	(266)	(0.0	)(a)
CIRCOR International, Inc.*	(1,111)	(30,719)	(933)	(0.0	)(a)
Evoqua Water Technologies Corp.*	(2,082)	(22,507)	(1,728)	(0.0	)(a)
John Bean Technologies Corp.	(339)	(26,930)	(563)	(0.0	)(a)
REV Group, Inc.	(6,484)	(53,882)	(1,556)	(0.0	)(a)

	(10,734)	(183,336)	(5,046)	(0.0	)(a)

Media
Altice USA, Inc.	(2,143)	(42,088)	(4,050)	(0.0	)(a)
Charter Communications, Inc.*	(112)	(37,078)	(4,299)	(0.0	)(a)
Liberty Global plc*	(1,224)	(29,866)	(4,700)	(0.1)

	(3,479)	(109,032)	(13,049)	(0.1)

Metals & Mining
AK Steel Holding Corp.*	(13,018)	(38,403)	(3,255)	(0.0	)(a)
Constellium NV*	(4,369)	(36,000)	(2,053)	(0.0	)(a)
Hecla Mining Co.	(2,118)	(5,719)	191	0.0	(a)
TimkenSteel Corp.*	(675)	(8,593)	(1,472)	(0.0	)(a)

	(20,180)	(88,715)	(6,589)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Extraction Oil & Gas, Inc.*	(1,477)	(5,819)	1,374	0.0	(a)
Golar LNG Ltd.	(1,763)	(39,262)	2,750	0.0	(a)
Matador Resources Co.*	(2,284)	(44,538)	640	0.0	(a)
SemGroup Corp.	(2,986)	(47,836)	2,896	0.0	(a)

	(8,510)	(137,455)	7,660	0.0	(a)

Pharmaceuticals
Collegium Pharmaceutical, Inc.*	(3,435)	(54,994)	(481)	(0.0	)(a)
Intra-Cellular Therapies, Inc.*	(3,378)	(40,671)	3,716	0.0	(a)
Revance Therapeutics, Inc.*	(2,476)	(42,761)	6,091	0.1
Theravance Biopharma, Inc.*	(2,400)	(62,520)	2,400	0.0	(a)
WaVe Life Sciences Ltd.*	(1,277)	(47,568)	6,028	0.0	(a)
Zogenix, Inc.*	(117)	(5,119)	256	0.0	(a)

	(13,083)	(253,633)	18,010	0.1

Road & Rail
Heartland Express, Inc.	(2,565)	(51,326)	(1,744)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Cree, Inc.*	(1,353)	(68,232)	(5,588)	(0.0	)(a)
MACOM Technology Solutions Holdings, Inc.*	(1,549)	(27,928)	(2,479)	(0.0	)(a)
Universal Display Corp.	(677)	(70,293)	(7,176)	(0.1)

	(3,579)	(166,453)	(15,243)	(0.1)

Software
FireEye, Inc.*	(3,445)	(60,908)	(2,653)	(0.0	)(a)

Specialty Retail
Floor & Decor Holdings, Inc.*	(394)	(13,510)	(1,261)	(0.0	)(a)
L Brands, Inc.	(1,017)	(28,313)	(865)	(0.0	)(a)
Murphy USA, Inc.*	(451)	(33,171)	2,652	0.0	(a)
National Vision Holdings, Inc.*	(823)	(26,139)	(1,983)	(0.0	)(a)

	(2,685)	(101,133)	(1,457)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Cray, Inc.*	(2,629)	(57,680)	(1,630)	(0.0	)(a)

Thrifts & Mortgage Finance
LendingTree, Inc.*	(229)	(67,862)	(10,921)	(0.1)

Tobacco
Philip Morris International, Inc.	(162)	(12,429)	(1,388)	(0.0	)(a)
Vector Group Ltd.	(3,803)	(41,833)	(913)	(0.0	)(a)

	(3,965)	(54,262)	(2,301)	(0.0	)(a)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(1,551)	(66,957)	(4,188)	(0.0	)(a)

Water Utilities
Aqua America, Inc.	(1,498)	(52,505)	(1,678)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(169,117)	(3,472,906)	(151,595)	(0.6)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA and one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.00)% to 0.30%), which is denominated in EUR based on the local currencies of the positions within the swaps.	5/25/2028 - 1/8/2029	$(383,782)	$18,939	$(18,270)	$669

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Cie Plastic Omnium SA	1,302	35,805	1,926	0.0	(a)
Faurecia SA	235	10,281	835	0.0	(a)

	1,537	46,086	2,761	0.0	(a)

Chemicals
Arkema SA	679	64,334	136	0.0	(a)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	1,289	53,344	2,733	0.0	(a)
HOCHTIEF AG	402	60,126	5,020	0.0	(a)

	1,691	113,470	7,753	0.0	(a)

Electric Utilities
Red Electrica Corp. SA	3,120	71,902	1,095	0.0	(a)
Terna Rete Elettrica Nazionale SpA	13,136	80,958	1,600	0.0	(a)

	16,256	152,860	2,695	0.0	(a)

Electrical Equipment
Schneider Electric SE	694	49,358	1,741	0.0	(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	2,480	65,338	1,144	0.0	(a)

Gas Utilities
Italgas SpA	11,590	70,171	995	0.0	(a)

Independent Power and Renewable Electricity Producers
ERG SpA	4,063	79,604	688	0.0	(a)
Uniper SE	2,019	58,544	2,808	0.0	(a)

	6,082	138,148	3,496	0.0	(a)

Insurance
Aegon NV	12,093	62,300	2,876	0.0	(a)
NN Group NV	1,564	66,044	2,013	0.0	(a)
Poste Italiane SpA(b)	9,162	78,900	3,373	0.1
UnipolSai Assicurazioni SpA	24,432	60,987	1,602	0.0	(a)

	47,251	268,231	9,864	0.1

Media
Mediaset Espana Comunicacion SA	4,163	29,331	1,059	0.0	(a)
Publicis Groupe SA	698	42,620	443	0.0	(a)

	4,861	71,951	1,502	0.0	(a)

Metals & Mining
Eramet	676	47,102	(1,279)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	3,103	48,483	(2,986)	(0.0	)(a)
OMV AG	215	10,691	649	0.0	(a)
Saras SpA	29,267	62,359	(539)	(0.0	)(a)

	32,585	121,533	(2,876)	(0.0	)(a)

Pharmaceuticals
Sanofi	735	63,885	1,478	0.0	(a)
UCB SA	992	85,960	(964)	(0.0	)(a)

	1,727	149,845	514	0.0	(a)

Real Estate Management & Development
Nexity SA	1,307	61,043	1,589	0.0	(a)

Semiconductors & Semiconductor Equipment
Siltronic AG	111	11,028	597	0.0	(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	102	43,062	2,309	0.0	(a)

Total Long Positions of Total Return Basket Swaps	129,629	1,473,560	32,941	0.1

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Air Freight & Logistics
bpost SA	(2,306)	(21,140)	(487)	(0.0	)(a)

Auto Components
Brembo SpA	(2,668)	(30,476)	928	0.0	(a)
Gestamp Automocion SA(b)	(7,515)	(43,957)	590	0.0	(a)
Nokian Renkaat OYJ	(878)	(29,211)	(880)	(0.0	)(a)

	(11,061)	(103,644)	638	0.0	(a)

Banks
Commerzbank AG*	(8,181)	(58,882)	(44)	(0.0	)(a)

Capital Markets
Banca Generali SpA	(1,897)	(44,752)	(1,095)	(0.0	)(a)
Deutsche Bank AG (Registered)	(2,293)	(20,383)	(748)	(0.0	)(a)

	(4,190)	(65,135)	(1,843)	(0.0	)(a)

Chemicals
LANXESS AG	(226)	(12,439)	(438)	(0.0	)(a)
OCI NV*	(971)	(20,534)	1,600	0.0	(a)
Umicore SA	(951)	(40,206)	(130)	(0.0	)(a)

	(2,148)	(73,179)	1,032	0.0	(a)

Commercial Services & Supplies
Elis SA	(2,684)	(43,417)	2,458	0.0	(a)

Construction & Engineering
Bouygues SA	(1,499)	(53,054)	(824)	(0.0	)(a)

Construction Materials
Imerys SA	(171)	(9,010)	(98)	(0.0	)(a)

Diversified Financial Services
Wendel SA	(523)	(63,730)	1,462	0.0	(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(1,938)	(54,612)	(1,696)	(0.0	)(a)
Iliad SA	(152)	(17,403)	2,674	0.0	(a)
United Internet AG (Registered)	(1,704)	(67,608)	4,944	0.0	(a)

	(3,794)	(139,623)	5,922	0.0	(a)

Electrical Equipment
Legrand SA	(1,105)	(65,467)	(770)	(0.0	)(a)
Nexans SA	(589)	(17,608)	(381)	(0.0	)(a)

	(1,694)	(83,075)	(1,151)	(0.0	)(a)

Energy Equipment & Services
CGG SA*	(37,053)	(69,635)	(5,805)	(0.0	)(a)

Food Products
Kerry Group plc	(504)	(51,463)	2,526	0.0	(a)

Health Care Providers & Services
Orpea	(503)	(49,864)	3,985	0.0	(a)

Hotels, Restaurants & Leisure
Elior Group SA(b)	(427)	(6,011)	151	0.0	(a)
Paddy Power Betfair plc	(542)	(44,326)	1,150	0.0	(a)
Sodexo SA	(470)	(48,927)	1,505	0.0	(a)

	(1,439)	(99,264)	2,806	0.0	(a)

Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(1,338)	(49,417)	820	0.0	(a)
Rocket Internet SE*(b)	(2,060)	(51,992)	(1,561)	(0.0	)(a)
Zalando SE*(b)	(734)	(22,397)	726	0.0	(a)

	(4,132)	(123,806)	(15)	(0.0	)(a)

IT Services
Bechtle AG	(782)	(62,224)	466	0.0	(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(19)	(7,636)	77	0.0	(a)
MorphoSys AG*	(544)	(58,853)	4,224	0.0	(a)

	(563)	(66,489)	4,301	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
Duerr AG	(909)	(37,231)	(2,463)	(0.0	)(a)
GEA Group AG	(920)	(25,347)	49	0.0	(a)
Outotec OYJ*	(1,410)	(5,788)	131	0.0	(a)

	(3,239)	(68,366)	(2,283)	(0.0	)(a)

Media
Altice Europe NV*	(4,939)	(10,075)	750	0.0	(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(1,483)	(53,614)	(844)	(0.0	)(a)
Bekaert SA	(2,849)	(76,735)	(500)	(0.0	)(a)
Salzgitter AG	(389)	(11,753)	268	0.0	(a)
thyssenkrupp AG*	(855)	(15,195)	723	0.0	(a)

	(5,576)	(157,297)	(353)	(0.0	)(a)

Multi-Utilities
E.ON SE	(6,135)	(68,199)	(4,833)	(0.0	)(a)
RWE AG	(2,727)	(67,825)	(4,547)	(0.0	)(a)
Suez	(4,137)	(52,963)	2,734	0.0	(a)

	(12,999)	(188,987)	(6,646)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
SOITEC*	(863)	(66,277)	(11,668)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
S&T AG*	(2,871)	(65,620)	(9,539)	(0.0	)(a)

Transportation Infrastructure
Aeroports de Paris	(335)	(64,086)	408	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(114,049)	(1,857,342)	(14,002)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	15,580	(383,782)	18,939	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.50)% to 0.30%), which is denominated in CHF based on the local currencies of the positions within the swaps.	5/26/2028 - 12/20/2028	$(228,295)	$(16,589)	$(25,368)	$(41,957)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Health Care Equipment & Supplies
Sonova Holding AG (Registered)	283	53,112	6,110	0.0	(a)

Machinery
Georg Fischer AG (Registered)	19	16,842	776	0.0	(a)

Pharmaceuticals
Roche Holding AG	267	70,184	2,095	0.0	(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	781	80,349	973	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,350	220,487	9,954	0.0	(a)

Short Positions
Common Stocks
Air Freight & Logistics
Panalpina Welttransport Holding AG (Registered)	(352)	(61,936)	(13,393)	(0.1)

Chemicals
Clariant AG (Registered)*	(3,265)	(64,853)	(1,851)	(0.0	)(a)
EMS-Chemie Holding AG (Registered)	(126)	(62,933)	(691)	(0.0	)(a)

	(3,391)	(127,786)	(2,542)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
Schindler Holding AG	(303)	(64,454)	(1,557)	(0.0	)(a)

Marine
Kuehne + Nagel International AG (Registered)	(473)	(63,964)	(952)	(0.0	)(a)

Professional Services
DKSH Holding AG	(855)	(64,083)	(803)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
ams AG*	(2,483)	(66,559)	(7,296)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(7,857)	(448,782)	(26,543)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(6,507)	(228,295)	(16,589)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day BOJ TONAR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (4.00)% to 0.60%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/26/2028 - 1/29/2029	$824,687	$(34,302)	$59,912	$25,610

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Keihin Corp.	3,600	64,446	2,232	0.0	(a)
TS Tech Co. Ltd.	900	27,078	2,078	0.0	(a)

	4,500	91,524	4,310	0.0	(a)

Banks
Resona Holdings, Inc.	18,000	90,947	765	0.0	(a)

Beverages
Kirin Holdings Co. Ltd.	400	9,550	846	0.0	(a)

Chemicals
Asahi Kasei Corp.	8,600	94,363	4,801	0.0	(a)
Daicel Corp.	7,800	81,809	1,093	0.0	(a)
KH Neochem Co. Ltd.	3,800	89,419	4,023	0.0	(a)
Mitsubishi Gas Chemical Co., Inc.	2,000	31,633	805	0.0	(a)
Sumitomo Bakelite Co. Ltd.	600	22,371	337	0.0	(a)
Sumitomo Chemical Co. Ltd.	15,200	79,292	2,532	0.0	(a)
Tokuyama Corp.	3,400	79,354	2,507	0.0	(a)
Tosoh Corp.	500	7,101	544	0.0	(a)
Ube Industries Ltd.*	3,700	83,668	7,925	0.1

	45,600	569,010	24,567	0.1

Construction & Engineering
Hazama Ando Corp.	12,100	80,143	(2,845)	(0.0	)(a)
Kyowa Exeo Corp.	3,300	81,108	849	0.0	(a)
Kyudenko Corp.*	2,400	86,283	784	0.0	(a)
Maeda Corp.*	9,200	90,887	4,791	0.0	(a)
Sumitomo Mitsui Construction Co. Ltd.*	12,700	81,102	3,444	0.0	(a)

	39,700	419,523	7,023	0.0	(a)

Diversified Financial Services
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,900	81,390	1,830	0.0	(a)
ORIX Corp.	5,700	85,978	(1,306)	(0.0	)(a)

	21,600	167,368	524	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	300	12,897	244	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Electric Utilities
Chubu Electric Power Co., Inc.	5,500	87,057	(1,264)	(0.0	)(a)
Kansai Electric Power Co., Inc. (The)	5,600	85,240	(5,092)	(0.0	)(a)
Tokyo Electric Power Co. Holdings, Inc.*	12,900	79,399	(6,718)	(0.1)

	24,000	251,696	(13,074)	(0.1)

Electronic Equipment, Instruments & Components
Japan Aviation Electronics Industry Ltd.*	6,400	83,409	8,340	0.0	(a)
Maruwa Co. Ltd.	1,600	94,129	11,282	0.1

	8,000	177,538	19,622	0.1

Entertainment
Capcom Co. Ltd.	4,000	86,101	8,038	0.0	(a)
GungHo Online Entertainment, Inc.	25,000	59,028	11,243	0.1

	29,000	145,129	19,281	0.1

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	400	12,357	(147)	(0.0	)(a)

Food Products
Fuji Oil Holdings, Inc.	2,500	78,880	(2,498)	(0.0	)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	3,100	85,440	(642)	(0.0	)(a)
Medipal Holdings Corp.	3,900	90,016	2,294	0.0	(a)
Suzuken Co. Ltd.	1,700	89,260	(1,252)	(0.0	)(a)

	8,700	264,716	400	0.0	(a)

Hotels, Restaurants & Leisure
Round One Corp.	7,000	79,644	6,014	0.0	(a)

Household Durables
Casio Computer Co. Ltd.	5,000	66,498	2,320	0.0	(a)
Nikon Corp.	4,100	70,103	9,231	0.1
Sony Corp.	1,300	65,139	2,531	0.0	(a)

	10,400	201,740	14,082	0.1

Interactive Media & Services
Mixi, Inc.	1,600	40,560	3,054	0.0	(a)

IT Services
NET One Systems Co. Ltd.	4,600	96,408	14,375	0.1
Nihon Unisys Ltd.	3,600	86,054	4,338	0.0	(a)

	8,200	182,462	18,713	0.1

Machinery
DMG Mori Co. Ltd.	6,300	85,759	12,382	0.1
Hitachi Construction Machinery Co. Ltd.	3,200	81,270	8,643	0.1
IHI Corp.	2,700	85,513	4,361	0.0	(a)
Japan Steel Works Ltd. (The)	5,000	92,522	6,297	0.0	(a)
OKUMA Corp.	1,600	82,754	8,560	0.0	(a)
Star Micronics Co. Ltd.	5,600	82,260	3,487	0.0	(a)
Takeuchi Manufacturing Co. Ltd.*	4,600	83,801	8,572	0.0	(a)

	29,000	593,879	52,302	0.2

Oil, Gas & Consumable Fuels
Cosmo Energy Holdings Co. Ltd.*	4,000	90,558	1,117	0.0	(a)
JXTG Holdings, Inc.	5,000	27,311	34	0.0	(a)

	9,000	117,869	1,151	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	2,300	34,128	2,381	0.0	(a)
Kaken Pharmaceutical Co. Ltd.	1,800	85,034	(1,877)	(0.0	)(a)
Shionogi & Co. Ltd.	200	12,336	613	0.0	(a)
Sumitomo Dainippon Pharma Co. Ltd.	2,300	54,151	(23,243)	(0.1)
Taisho Pharmaceutical Holdings Co. Ltd.	800	81,255	(4,750)	(0.0	)(a)

	7,400	266,904	(26,876)	(0.1)

Road & Rail
Central Japan Railway Co.	400	86,449	(697)	(0.0	)(a)
Sankyu, Inc.	300	14,623	410	0.0	(a)
Seino Holdings Co. Ltd.	5,800	80,184	830	0.0	(a)

	6,500	181,256	543	0.0	(a)

Semiconductors & Semiconductor Equipment
Advantest Corp.	4,000	91,546	9,497	0.0	(a)

Specialty Retail
Aoyama Trading Co. Ltd.	2,900	72,464	782	0.0	(a)
Shimachu Co. Ltd.	2,200	63,043	2,836	0.0	(a)

	5,100	135,507	3,618	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	500	8,438	645	0.0	(a)

Trading Companies & Distributors
Kanamoto Co. Ltd.	3,000	83,354	2,363	0.0	(a)
Marubeni Corp.	4,400	34,296	2,040	0.0	(a)
Mitsubishi Corp.	2,800	82,063	2,680	0.0	(a)
Mitsui & Co. Ltd.	4,900	80,056	1,800	0.0	(a)
Sojitz Corp.	23,000	88,429	2,913	0.1

	38,100	368,198	11,796	0.1

Wireless Telecommunication Services
KDDI Corp.	3,200	79,951	967	0.0	(a)
NTT DOCOMO, Inc.	200	4,805	85	0.0	(a)

	3,400	84,756	1,052	0.0	(a)

Total Long Positions of Total Return Basket Swaps	332,900	4,643,894	157,454	0.6

Short Positions
Common Stocks
Auto Components
Nifco, Inc.	(2,200)	(53,546)	(2,215)	(0.0	)(a)
Sumitomo Rubber Industries Ltd.	(3,900)	(54,211)	(5,814)	(0.1)
Toyo Tire Corp.	(3,800)	(53,418)	(3,929)	(0.0	)(a)

	(9,900)	(161,175)	(11,958)	(0.1)

Banks
Bank of Kyoto Ltd. (The)	(1,500)	(63,765)	410	0.0	(a)
Japan Post Bank Co. Ltd.	(5,600)	(65,178)	(1,223)	(0.0	)(a)
Suruga Bank Ltd.	(15,400)	(66,090)	(2,361)	(0.0	)(a)

	(22,500)	(195,033)	(3,174)	(0.0	)(a)

Building Products
TOTO Ltd.	(1,700)	(66,018)	(5,146)	(0.0	)(a)

Chemicals
Air Water, Inc.	(3,900)	(65,065)	(4,724)	(0.0	)(a)
Hitachi Chemical Co. Ltd.	(4,100)	(67,628)	(5,576)	(0.1)
Kansai Paint Co. Ltd.	(500)	(8,774)	5	0.0	(a)
Nippon Paint Holdings Co. Ltd.	(2,200)	(73,833)	(2,529)	(0.0	)(a)
Tokyo Ohka Kogyo Co. Ltd.	(2,300)	(64,673)	(2,493)	(0.0	)(a)

	(13,000)	(279,973)	(15,317)	(0.1)

Commercial Services & Supplies
Park24 Co. Ltd.	(2,600)	(62,043)	446	0.0	(a)
Sohgo Security Services Co. Ltd.	(1,400)	(61,110)	3,669	0.0	(a)
Toppan Printing Co. Ltd.	(4,000)	(65,556)	(3,301)	(0.0	)(a)

	(8,000)	(188,709)	814	0.0	(a)

Construction & Engineering
Chiyoda Corp.*	(8,600)	(26,129)	(1,237)	(0.0	)(a)
JGC Corp.*	(1,200)	(18,411)	(230)	(0.0	)(a)

	(9,800)	(44,540)	(1,467)	(0.0	)(a)

Construction Materials
Sumitomo Osaka Cement Co. Ltd.	(1,500)	(66,554)	(3,608)	(0.0	)(a)

Consumer Finance
Aiful Corp.*	(3,700)	(9,467)	(463)	(0.0	)(a)

Containers & Packaging
FP Corp.	(1,100)	(62,493)	(494)	(0.0	)(a)

Electrical Equipment
GS Yuasa Corp.*	(1,200)	(25,048)	(12)	(0.0	)(a)
Mabuchi Motor Co. Ltd.	(2,000)	(70,150)	(6,318)	(0.0	)(a)

	(3,200)	(95,198)	(6,330)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd.	(600)	(64,447)	(4,014)	(0.0	)(a)
Hitachi High-Technologies Corp.	(1,900)	(68,666)	(2,734)	(0.0	)(a)
Murata Manufacturing Co. Ltd.	(100)	(15,021)	(2,479)	(0.0	)(a)
Omron Corp.	(1,600)	(65,709)	(8,267)	(0.0	)(a)
Yaskawa Electric Corp.	(2,400)	(67,927)	(9,696)	(0.1)

	(6,600)	(281,770)	(27,190)	(0.1)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Food & Staples Retailing
Aeon Co. Ltd.	(300)	(6,106)	(54)	(0.0	)(a)
Cosmos Pharmaceutical Corp.	(400)	(76,579)	(8,098)	(0.1)
Tsuruha Holdings, Inc.	(100)	(9,256)	(690)	(0.0	)(a)

	(800)	(91,941)	(8,842)	(0.1)

Food Products
Calbee, Inc.*	(2,000)	(64,404)	(1,047)	(0.0	)(a)
Kewpie Corp.	(2,800)	(63,638)	943	0.0	(a)
Yamazaki Baking Co. Ltd.	(3,500)	(68,749)	2,685	0.0	(a)

	(8,300)	(196,791)	2,581	0.0	(a)

Hotels, Restaurants & Leisure
Kyoritsu Maintenance Co. Ltd.	(900)	(41,108)	(2,179)	(0.0	)(a)
Resorttrust, Inc.	(3,500)	(49,066)	2,149	0.0	(a)
Saizeriya Co. Ltd.*	(2,700)	(51,305)	(606)	(0.0	)(a)
Toridoll Holdings Corp.*	(2,900)	(52,947)	(2,529)	(0.0	)(a)

	(10,000)	(194,426)	(3,165)	(0.0	)(a)

Household Durables
Panasonic Corp.	(5,300)	(51,899)	(1,318)	(0.0	)(a)

Interactive Media & Services
LINE Corp.*	(600)	(21,605)	954	0.0	(a)

Internet & Direct Marketing Retail
ZOZO, Inc.	(2,800)	(56,657)	(5,801)	(0.0	)(a)

IT Services
GMO internet, Inc.	(2,200)	(29,726)	(646)	(0.0	)(a)
GMO Payment Gateway, Inc.*	(1,300)	(67,292)	(5,790)	(0.0	)(a)

	(3,500)	(97,018)	(6,436)	(0.0	)(a)

Machinery
Daifuku Co. Ltd.	(1,400)	(70,358)	(8,457)	(0.1)
Kawasaki Heavy Industries Ltd.	(2,700)	(68,023)	(6,932)	(0.0	)(a)
Makita Corp.	(1,800)	(63,777)	(1,048)	(0.0	)(a)
MISUMI Group, Inc.	(2,800)	(64,090)	(3,946)	(0.0	)(a)
Mitsui E&S Holdings Co. Ltd.*	(6,000)	(67,708)	(4,061)	(0.0	)(a)
Miura Co. Ltd.	(2,700)	(67,354)	(4,490)	(0.0	)(a)
Nabtesco Corp.	(2,600)	(68,788)	(10,488)	(0.1)
NGK Insulators Ltd.	(4,300)	(66,127)	(5,475)	(0.0	)(a)

	(24,300)	(536,225)	(44,897)	(0.2)

Marine
Kawasaki Kisen Kaisha Ltd.*	(2,100)	(27,403)	169	0.0	(a)
Mitsui OSK Lines Ltd.	(300)	(7,496)	(579)	(0.0	)(a)
Nippon Yusen KK	(700)	(11,720)	(311)	(0.0	)(a)

	(3,100)	(46,619)	(721)	(0.0	)(a)

Media
Vector, Inc.*	(5,200)	(67,776)	(8,053)	(0.0	)(a)

Metals & Mining
Dowa Holdings Co. Ltd.*	(2,100)	(67,280)	(2,397)	(0.0	)(a)
Hitachi Metals Ltd.	(5,900)	(66,375)	(2,733)	(0.0	)(a)
Mitsubishi Materials Corp.	(2,300)	(65,839)	(3,037)	(0.0	)(a)
UACJ Corp.*	(3,000)	(64,700)	(3,711)	(0.1)

	(13,300)	(264,194)	(11,878)	(0.1)

Multiline Retail
Marui Group Co. Ltd.	(500)	(10,153)	(2)	(0.0	)(a)
Pan Pacific International Holdings Corp.	(100)	(5,815)	199	0.0	(a)
Takashimaya Co. Ltd.	(3,800)	(51,641)	(356)	(0.0	)(a)

	(4,400)	(67,609)	(159)	(0.0	)(a)

Paper & Forest Products
Nippon Paper Industries Co. Ltd.*	(3,300)	(64,707)	(2,394)	(0.0	)(a)

Pharmaceuticals
Nippon Shinyaku Co. Ltd.	(1,200)	(76,261)	(7,383)	(0.0	)(a)
Ono Pharmaceutical Co. Ltd.	(3,000)	(65,538)	(1,270)	(0.0	)(a)

	(4,200)	(141,799)	(8,653)	(0.0	)(a)

Professional Services
Persol Holdings Co. Ltd.	(4,200)	(74,784)	(5,269)	(0.0	)(a)

Road & Rail
Keikyu Corp.	(3,800)	(64,722)	(944)	(0.0	)(a)
Tobu Railway Co. Ltd.*	(2,300)	(64,957)	291	0.0	(a)

	(6,100)	(129,679)	(653)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(8,900)	(51,313)	(6,676)	(0.1)
Rohm Co. Ltd.	(1,000)	(70,579)	(6,570)	(0.0	)(a)

	(9,900)	(121,892)	(13,246)	(0.1)

Specialty Retail
Nitori Holdings Co. Ltd.	(400)	(52,088)	2,172	0.0	(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(4,200)	(65,373)	(3,430)	(0.0	)(a)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(700)	(14,947)	2,083	0.0	(a)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(400)	(10,248)	(298)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(196,000)	(3,819,207)	(191,756)	(0.8)

Total of Long and Short Positions of Total Return Basket Swaps	136,900	824,687	(34,302)	(0.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day OIS-RBA and one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.00)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	5/25/2028 - 1/29/2029	$510,367	$47,118	$28,702	$75,820

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	18,215	72,214	(8,112)	(0.0	)(a)

Construction & Engineering
CIMIC Group Ltd.	2,513	81,925	(960)	(0.0	)(a)

Food & Staples Retailing
Metcash Ltd.	5,796	10,459	636	0.0	(a)

IT Services
Computershare Ltd.	6,789	87,949	2,182	0.0	(a)

Media
Nine Entertainment Co. Holdings Ltd.	77,563	82,344	1,999	0.0	(a)

Metals & Mining
Alumina Ltd.	51,928	92,353	4,778	0.0	(a)
Iluka Resources Ltd.	16,125	102,516	12,758	0.1
Sandfire Resources NL	6,784	34,608	2,478	0.0	(a)

	74,837	229,477	20,014	0.1

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	39,587	52,075	6,886	0.0	(a)
Santos Ltd.	20,323	95,888	9,368	0.1
Whitehaven Coal Ltd.	10,854	39,276	3,029	0.0	(a)
Woodside Petroleum Ltd.	3,632	90,849	2,724	0.0	(a)

	74,396	278,088	22,007	0.1

Total Long Positions of Total Return Basket Swaps	260,109	842,456	37,766	0.2

Short Positions
Common Stocks
Chemicals
Orica Ltd.	(4,838)	(60,396)	852	0.0	(a)

Construction Materials
Boral Ltd.	(14,845)	(53,705)	1,176	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Diversified Financial Services
Challenger Ltd.	(7,924)	(41,822)	11,775	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(1,014)	(33,630)	(3,219)	(0.0	)(a)
Star Entertainment Grp Ltd. (The)	(10,343)	(33,467)	739	0.0	(a)
Tabcorp Holdings Ltd.	(12,828)	(43,473)	(1,117)	(0.0	)(a)

	(24,185)	(110,570)	(3,597)	(0.0	)(a)

Transportation Infrastructure
Qube Holdings Ltd.	(33,479)	(65,596)	(854)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(85,271)	(332,089)	9,352	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	174,838	510,367	47,118	0.2

The following reference rates, and their values as of period-end, are used for security descriptions:	VALUE
1 day CHF LIBOR	(0.80)%
1 month CHF LIBOR	(0.79)
BA	2.13
BBR	2.01
BOJ TONAR	(0.10)
CORRA	1.75
EONIA	(0.36)
EURIBOR	(0.37)
FEDEF	2.40
GBP LIBOR	0.73
JPY LIBOR	(0.09)
OIS-RBA	1.50
SONIA	0.70
USD LIBOR	2.51

Summary of total swap contracts outstanding as of January 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
Total return basket swaps contracts outstanding	—	426,312

Liabilities
Total return basket swaps contracts outstanding	—	(634,673)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Base Rate
BOJ	Bank of Japan
CAD	Canadian Dollar
CHF	Swiss Franc
CORRA	Canadian Overnight Repo Rate Average
EONIA	Euro Over Night Index Average
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FEDEF	US Federal Fund Effective Rate (Continuous Series)
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OIS-RBA	Overnight Indexed Swap-Reserve Bank of Australia
OYJ	Public Limited Company
SCA	Limited partnership with share capital
SGPS	Holding company
SONIA	Sterling Overnight Index Average
TONAR	Tokyo Overnight Average Rate
USD	United States Dollar

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(a)	Amounts rounds to less than 0.1%.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.
(1)	Notional value represents market value, as of January 31, 2019, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Other Common Stocks	$16,125,365	$—	$—	$16,125,365
Debt Securities
Foreign Government Securities	—	240,833	—	240,833
Short-Term Investments
Investment Companies	5,875,882	—	—	5,875,882
U.S. Treasury Obligations	$—	$1,977,699	$—	$1,977,699

Total Short-Term Investments	5,875,882	1,977,699	—	7,853,581

Investment of cash collateral from securities loaned	37,975	–	–	37,975

Total Investments in Securities	$22,039,222	$2,218,532	$—	$24,257,754

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$672	$—	$672
Futures Contracts	—	622	—	622
Swaps	—	345,786	—	345,786

Total Appreciation in Other Financial Instruments	$—	$347,080	$—	$347,080

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,806)	$—	$(6,806)
Futures Contracts	(16,631)	(142,695)	—	(159,326)
Swaps	—	(629,908)	—	(629,908)

Total Depreciation in Other Financial Instruments	$(16,631)	$(779,409)	$—	$(796,040)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity or to minimize transaction costs associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return basket swaps to manage total return risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 83.8%
INVESTMENT COMPANIES — 83.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31%(a)(b) (Cost $41,998,043)	41,998,043	41,998,043

Total Investments — 83.8% (Cost $41,998,043)		41,998,043
Other Assets Less Liabilities — 16.2%		8,108,741

Net Assets — 100.0%		50,106,784

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2019.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
LME Nickel Base Metal	10	02/2019	USD	745,350	66,390
LME Zinc Base Metal	13	02/2019	USD	890,013	45,936
Natural Gas	24	02/2019	USD	679,920	(92,599)
Australia 10 Year Bond	229	03/2019	AUD	22,225,623	327,493
Australia 3 Year Bond	224	03/2019	AUD	18,304,091	24,299
Canada 10 Year Bond	25	03/2019	CAD	2,621,295	11,543
Cocoa	7	03/2019	USD	151,760	(5,931)
Euro-Bobl	75	03/2019	EUR	11,411,375	40,931
Euro-Bund	28	03/2019	EUR	5,309,524	69,924
Euro-Buxl	11	03/2019	EUR	2,340,089	74,487
Euro-Schatz	260	03/2019	EUR	33,293,550	(11,260)
Feeder Cattle	32	03/2019	USD	2,280,800	(45,544)
Japan 10 Year Bond	10	03/2019	JPY	14,017,902	42,044
LME Aluminum Base Metal	4	03/2019	USD	191,150	3,214
LME Nickel Base Metal	7	03/2019	USD	522,753	47,178
LME Zinc Base Metal	12	03/2019	USD	821,550	70,314
Long Gilt	25	03/2019	GBP	4,050,549	6,481
Natural Gas	7	03/2019	USD	194,320	3,221
U.S. Treasury 10 Year Note	61	03/2019	USD	7,472,500	161,600
U.S. Treasury 2 Year Note	11	03/2019	USD	2,335,695	4,962
U.S. Treasury 5 Year Note	20	03/2019	USD	2,297,500	12,458
U.S. Treasury Long Bond	5	03/2019	USD	734,063	7,801
100 oz Gold	2	04/2019	USD	264,940	8,195
Live Cattle	30	04/2019	USD	1,515,600	(4,698)
Cocoa	14	05/2019	USD	309,260	(29,722)
Copper	14	05/2019	USD	976,500	1,613
Wheat	17	05/2019	USD	443,488	(2,213)
Live Cattle	25	06/2019	USD	1,159,500	(6,744)
Copper	13	07/2019	USD	910,000	47,316

					878,689

Short Contracts
CAC 40 10 Euro Index	(23)	02/2019	EUR	(1,315,142)	(57,392)
Hang Seng Index	(3)	02/2019	HKD	(538,720)	(10,125)
IBEX 35 Index	(12)	02/2019	EUR	(1,246,360)	(39,863)
LME Nickel Base Metal	(1)	02/2019	USD	(74,535)	(7,602)
WTI Crude Oil	(7)	02/2019	USD	(378,070)	(6,669)
Canada 10 Year Bond	(3)	03/2019	CAD	(314,555)	(4,171)
Coffee ‘C’	(16)	03/2019	USD	(635,400)	81,814
Copper	(11)	03/2019	USD	(764,775)	(1,467)
Corn	(17)	03/2019	USD	(320,025)	7,262
Cotton No. 2	(21)	03/2019	USD	(781,200)	28,267
DAX Index	(4)	03/2019	EUR	(1,278,733)	(46,006)
EURO STOXX 50 Index	(36)	03/2019	EUR	(1,300,812)	(45,786)
Euro-Bund	(29)	03/2019	EUR	(5,499,150)	(104,395)
Feeder Cattle	(16)	03/2019	USD	(1,140,400)	(2,135)
FTSE 100 Index	(11)	03/2019	GBP	(998,024)	(29,786)
FTSE/MIB Index	(8)	03/2019	EUR	(903,326)	(50,810)
Japan 10 Year Bond	(10)	03/2019	JPY	(14,017,902)	(55,187)
LME Aluminum Base Metal	(25)	03/2019	USD	(1,194,687)	13,410
LME Nickel Base Metal	(14)	03/2019	USD	(1,045,506)	(124,788)
LME Zinc Base Metal	(5)	03/2019	USD	(342,312)	(25,478)
Long Gilt	(8)	03/2019	GBP	(1,296,176)	(11,105)
S&P 500 E-Mini Index	(6)	03/2019	USD	(811,500)	(36,925)
Silver	(6)	03/2019	USD	(481,650)	(33,241)

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Soybean	(1)	03/2019	USD	(45,762)	47
SPI 200 Index	(8)	03/2019	AUD	(846,353)	(41,625)
TOPIX Index	(6)	03/2019	JPY	(866,602)	2,887
Wheat	(11)	03/2019	USD	(284,075)	37,168
Lean Hogs	(26)	04/2019	USD	(626,340)	74,793
Live Cattle	(18)	04/2019	USD	(909,360)	(7,883)
Sugar No. 11	(25)	04/2019	USD	(358,680)	3,184
Coffee ‘C’	(40)	05/2019	USD	(1,635,000)	(31,883)
Corn	(87)	05/2019	USD	(1,675,837)	6,956
Cotton No. 2	(18)	05/2019	USD	(680,940)	(18,204)
Lean Hogs	(14)	06/2019	USD	(421,680)	32,849
Coffee ‘C’	(20)	07/2019	USD	(838,125)	(14,460)
Corn	(57)	07/2019	USD	(1,119,337)	17,044
Cotton No. 2	(12)	07/2019	USD	(461,400)	(12,166)
Wheat	(16)	07/2019	USD	(421,600)	1,865

					(511,606)

					367,083

Abbreviations

AUD	Australian Dollar
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
WTI	West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of January 31, 2019:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	348,520	USD	250,531	Goldman Sachs International	2/19/2019	2,859
EUR	265,321	USD	302,127	BNP Paribas	2/19/2019	1,924
MXN	3,192,791	USD	163,930	BNP Paribas	2/19/2019	2,674
NOK	1,094,207	USD	128,409	State Street Corp.	2/19/2019	1,417
NZD	6,825,848	USD	4,625,761	Merrill Lynch International	2/19/2019	93,867
RUB	11,218,825	USD	166,438	Goldman Sachs International**	2/19/2019	4,839
TRY	897,986	USD	158,600	BNP Paribas	2/19/2019	13,805
USD	163,577	CZK	3,658,501	Merrill Lynch International	2/19/2019	945
USD	573,845	EUR	499,218	BNP Paribas	2/19/2019	1,755
USD	4,388,502	EUR	3,821,279	HSBC Bank, NA	2/19/2019	9,420
USD	262,567	JPY	28,361,689	Citibank, NA	2/19/2019	1,887
USD	1,388,075	JPY	150,703,426	State Street Corp.	2/19/2019	2,921
USD	2,291,227	SEK	20,393,121	Merrill Lynch International	2/19/2019	34,895

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ZAR	2,350,903	USD	167,233	Merrill Lynch International	2/19/2019	9,722
JPY	58,668,118	USD	541,210	Australia & New Zealand Banking Group Ltd.	7/16/2019	4,698

Total unrealized appreciation						187,628

CHF	1,380,842	USD	1,412,123	Merrill Lynch International	2/19/2019	(21,697)
EUR	233,897	USD	268,325	BNP Paribas	2/19/2019	(285)
EUR	99,663	USD	115,297	Citibank, NA	2/19/2019	(1,086)
USD	238,887	AUD	333,191	Merrill Lynch International	2/19/2019	(3,358)
USD	1,351,899	AUD	1,877,968	Standard Chartered Bank	2/19/2019	(13,475)
USD	1,876,110	CAD	2,482,384	State Street Corp.	2/19/2019	(13,755)
USD	1,200,458	GBP	941,117	State Street Corp.	2/19/2019	(34,812)
USD	163,577	HUF	45,818,645	Merrill Lynch International	2/19/2019	(2,596)
USD	164,846	ILS	605,674	Merrill Lynch International	2/19/2019	(1,906)
USD	149,656	NZD	220,379	HSBC Bank, NA	2/19/2019	(2,721)
USD	163,114	PLN	612,057	Merrill Lynch International	2/19/2019	(1,383)
USD	163,139	TWD	5,015,532	Goldman Sachs International**	2/19/2019	(368)
INR	11,395,291	USD	160,971	Merrill Lynch International**	2/20/2019	(635)
USD	533,984	JPY	58,550,000	State Street Corp.	7/16/2019	(10,825)

Total unrealized depreciation						(108,902)

Net unrealized appreciation						78,726

**	Non-deliverable forward.

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Krona
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	India Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Managed Futures Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2017 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$41,998,043	$—	$—	$41,998,043

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$187,628	$—	$187,628
Futures Contracts	1,382,059	2,887	—	1,384,946

Total Appreciation in Other Financial Instruments	$1,382,059	$190,515	$—	$1,572,574

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(108,902)	$—	$(108,902)
Futures Contracts	(696,470)	(321,393)	—	(1,017,863)

Total Depreciation in Other Financial Instruments	$(696,470)	$(430,295)	$—	$(1,126,765)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Level 2 consists of Foreign Futures that is held as initial margin for futures contracts.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, commodities and treasury futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Ogden H. Hammond
Ogden H. Hammond
Interim President and Principal Executive Officer
March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ogden H. Hammond
Ogden H. Hammond
Interim President and Principal Executive Officer
March 27, 2019

/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
March 27, 2019